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THE VANTAGEPOINT FUNDS




SEMIANNUAL REPORT
June 30, 2002


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TABLE OF CONTENTS

Letter from the President of the VANTAGEPOINT FUNDS                   1
Letter from the VANTAGEPOINT INVESTMENT ADVISERS                      2
Vantagepoint Fund Returns and Investment Objectives                   4

VANTAGEPOINT FUNDS

     Statements of Assets and Liabilities                            12
     Statements of Operations                                        16
     Statements of Changes in Net Assets                             20
     Financial Highlights                                            32
     Notes to Financial Statements                                   56
     Schedule of Investments                                         68

MASTER INVESTMENT PORTFOLIO

     Statements of Assets and Liabilities                           119
     Statements of Operations                                       120
     Statements of Changes in Net Assets                            121
     Notes to the Financial Statements                              123
     Schedule of Investments                                        130

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GIRARD MILLER, CFA                                  777 North Capitol Street, NE
PRESIDENT                                              Washington, DC 20002-4240


LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

Dear Fellow Shareholders:

In the face of difficult market conditions, the Vantagepoint Funds continued to fulfill our mission of providing quality investment opportunities for public sector employees building for their retirement.

Our long-term focus helps us maintain our perspective, even as the strength of our economy and the integrity of corporate America are questioned. We remain very confident in the basic soundness of our financial system and the availability of realistic opportunities for long-term investors.

Integrity is the watchword of public service and it is at the heart of our own operations as well. We share the dismay of our clients as we see how corporate executives have betrayed our trust and we support thoughtful regulatory and professional reforms that truly benefit long-term investors.

In this environment, we have worked hard to develop trusted funds for intelligent investors - people who are seeking to build wealth and reach important investment objectives.

For more than two years, the markets have pulled back under the continuing pressure of poor earnings reports, a falling dollar, corporate malfeasance and the aftermath of speculative excess. Investors should remember that markets are cyclical and often have tendencies to swing to extremes. While early 2000 saw an atmosphere in which any news was a sign of optimism, today we see the opposite, when excessive pessimism prevails. Long-term investing looks beyond these extremes.

Our team of investment professionals continues to closely monitor our funds to maintain the correct balance among our diverse group of subadvisers. This is the essence of the multi-management system that is central to our investment philosophy.

Other areas of our operation also continue to help meet participant needs. We added our IRA Wizard to our VantageLink Web site (www.icmarc.org) to make enrolling in an IRA or moving your retirement assets to a Vantagepoint IRA easier than ever. Ten minutes and you're done.

We have also continued to add exciting features to our Web site, including more investment information on our MarketView page and customizable news channels on public sector topics in our Public Sector Town Hall. And we provide useful tools, like our PortfolioBuilder, and quality financial services, through our VantagePlanning service, for those who want help in building their investment program.

As always, the ICMA Retirement Corporation and the Vantagepoint Funds are dedicated to helping you meet your retirement goals, with a consistent investment philosophy and top-quality service, and to retaining our reputation as the Public Sector Expert.

Sincerely,

/s/ Girard Miller

Girard Miller

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JOHN TOBEY                                          777 North Capitol Street, NE
CHIEF INVESTMENT OFFICER                               Washington, DC 20002-4240


LETTER FROM THE VANTAGEPOINT INVESTMENT ADVISERS

Dear Shareholders:

Without the perspective of hindsight, one rarely knows when one is living through historic times. But, it seems as though the first half of 2002 will warrant at least a footnote in financial market history - even if it's not a happy one. That's because we saw a clear and rather sharp separation between stock market performance and the underlying economic fundamentals that ordinarily exercise a great deal of influence over the direction of stock prices.

In brief, the economy went one way (up) and the stock market went another
(down). Ordinarily, the stock market is a leading economic indicator. On that basis, we would have expected the stock market to bounce back in 2002. That's because after two negative quarters, economic growth turned positive in the fourth quarter of 2001. But, that's when the disconnect set in. Instead of reflecting the improved economic conditions, the stock market was off in the first quarter. Then, despite strong Gross Domestic Product (GDP) growth in the first quarter of 2002, the market declined again in the second quarter, the period ended June 30.

Looking at the situation objectively, the stock market had a lot going for it, starting with economic growth. As noted, GDP surged in the first quarter of 2002. Most economists expect moderate GDP growth in the quarter just ended. If sustainable, that's just about ideal, in the view of many economists. On the inflation front, the Consumer Price Index (CPI) in May 2002 (the latest month for which figures are available) was just 1.2% higher than it was in May 2001. Inflation is largely absent at the producer level as well; during the first six months of 2002, the Producer Price Index (PPI) advanced at a 1.5% seasonally adjusted annual rate. Thanks to an activist Federal Reserve Board that lowered the benchmark federal funds rate 11 times in 2001 to a 40-year low of 1.75%, the interest rate environment for everything from home mortgages to auto loans is extremely favorable. In June, unemployment stood at a reasonable 5.9% and was unchanged for the fourth month in a row. Productivity - a key measure of economic efficiency - has been strong, rising more than 8% in the first quarter.

So, why, you ask, was the broad market (as measured by the S&P 500 Index) off 13.2% and the Nasdaq Composite off 25.0% through the first six months? Part of the answer is that not every statistic is rosy. Reflecting difficult conditions in the stock market, consumer confidence has been on the wane. In addition, corporate profits remain weak; since peaking in the third quarter of 2000, S&P 500 profits have declined by 50%.

But, by far, the real answer to the stock market quandary is emotion - perhaps the most pernicious of all enemies because it's so hard to combat. The media is fixated on scandals involving people one would least expect to be caught up in headline-grabbing events - accountants and auditors - and those who are prime targets - CEOs and celebrities. Meanwhile, fears of terrorism remain in the wake of 9/11, and they are heightened whenever the government issues alerts, such as it did several times this spring and for national holidays on Memorial Day and Independence Day. In addition, there is a good degree of post-bubble second-guessing about the nation's late `90s infatuation with stocks. Once again, there are many examples, but one that is typical is an article from a recent issue of FORBES magazine,

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headlined: "The Great Stock Illusion: Stocks are always supposed to outperform bonds in the long run, right? Maybe not according to a new study."

How irrational has decision-making become? In June, every single sector in the S&P 500 Index declined, meaning the selling has become indiscriminate.

The truth, as usual, lies somewhere in the middle. As noted, corporate profits were not good enough to support a strong first half, but with underlying fundamentals so sound there was no reason for such a dramatic sell-off. Certainly, revelations such as those that came from WorldCom in late June should be taken seriously. But, leaping to the conclusion that all corporations misstate earnings because WorldCom did is a stretch of considerable proportions.

What, then, should individual investors conclude? Whatever the cause - be it rational or emotional - the fact is that stocks have declined sharply over the past two years. It is often said that the seeds of the next bull market are planted when stocks are the point of maximum disaffection (and vice versa). We can't predict the future, but we believe that the current situation strongly reinforces the case for diversification and a long-term perspective.

As noted, key equity indices were markedly lower over the past six months. However, over the same time period bonds gained 3.79% (as measured by the Lehman Aggregate Bond Index). And, while 2001 was also a difficult year for stocks, bonds (by the same measure) returned 8.43%. It's said that bonds provide an anchor to windward for most portfolios, and it was never truer than over the past 18 months. Year to date, international equities outperformed domestic indices on a relative basis, and with a weaker dollar U.S. investors with an allocation to foreign stocks may have a wind at their backs.

Turning to the value of a long-term perspective, according to Ibbotson Associates, the U.S. stock market (as measured by the S&P 500) provided an annualized total return of 10.55% from 1926 through 2001. Obviously, that's composed of great years, poor years and everything in between. Seventy-five years of return data ought to provide enough evidence to support the case for investing consistently through time. Individuals who do that will invest in all market environments and may gain the benefit of the proven principle of dollar-cost averaging, that is, investing some money when stocks are high and some when stocks are low (as opposed to the natural human tendency to buy when stocks are in favor and priced high and sell when they're out of favor and priced low). One alternative that will not help most investors is leaving the stock market once the damage has been done; doing so merely locks in your losses. A better choice may be to rebalance back to your desired asset allocation plan, or to revise your asset allocation plan as your objectives, time horizon and circumstances change.

Ultimately, quality wins out, just as it always has. That brings us to ICMA-RC's Vantagepoint Funds and the table that follows this article. ICMA-RC performs rigorous due diligence to screen and select investment managers, and then we monitor their actions and performance through time. In that way, investors benefit from investment decisions made by experienced professionals implementing historically proven investment disciplines, as well as the value-added of objective monitoring by ICMA-RC. In this market, that should be a source of comfort and, with more attractive buying opportunities available to the managers than many have seen for years, it's also a potential source of better returns ahead.

Sincerely,

/s/ John S. Tobey

John S. Tobey

                                        3
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VANTAGEPOINT FUND RETURNS*

                                             12/31/01 -   1 YEAR     3 YEARS     5 YEARS     10 YEARS     SINCE     INCEPTION
                                              6/30/02                                                   INCEPTION      DATE
  ACTIVELY MANAGED FUNDS

  Money Market Fund                             0.72%      2.05%       4.30%         --          --       4.33%       3/99

  Income Preservation                           1.93%      4.36%         --          --          --       4.86%      12/00

  US Government Securities Fund                 3.37%      8.72%       7.56%       7.10%         --       6.62%       7/92

  Asset Allocation Fund                        -8.74%     -9.42%      -4.22%       4.65%       9.46%        --       12/74

  Equity Income Fund                           -3.23%     -5.50%       0.64%       7.41%         --      13.11%       4/94

  Growth & Income Fund                        -14.50%    -16.41%      -2.11%         --          --       8.69%      10/98

  Growth Fund                                 -14.61%    -18.87%      -5.62%       5.06%      11.29%        --        4/83

  Aggressive Opportunities Fund               -25.61%    -35.29%      -8.29%       2.11%         --      10.87%      10/94

  International Fund                           -1.83%     -9.86%      -4.93%      -1.82%         --       3.08%      10/94

  INDEX FUNDS

  Core Bond Index Fund I                        3.32%      8.58%       7.70%       6.88%         --       7.05%       6/97

  Core Bond Index Fund II                       3.41%      8.77%       7.90%       7.08%         --       7.24%       6/97

  500 Stock Index Fund I                      -13.37%    -18.38%      -9.60%       3.21%         --       4.08%       6/97

  500 Stock Index Fund II                     -13.23%    -18.19%      -9.43%       3.43%         --       4.30%       6/97

  Broad Market Index Fund I                   -12.39%    -17.51%      -8.67%       3.07%         --      10.80%      10/94

  Broad Market Index Fund II                  -12.22%    -17.29%      -8.50%       3.28%         --      11.03%      10/94

  Mid/Small Company Index Fund I               -8.42%    -13.97%      -5.20%       2.78%         --       3.42%       6/97

  Mid/Small Company Index Fund II              -8.38%    -13.78%      -5.02%       3.00%         --       3.64%       6/97

  Overseas Equity Index Fund I                 -1.93%     -9.94%      -7.39%      -2.21%         --      -1.24%       6/97

  Overseas Equity Index Fund II                -1.89%     -9.64%      -7.21%      -2.01%         --      -1.04%       6/97

                                        4
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
                                             12/31/01 -   1 YEAR     3 YEARS     5 YEARS     10 YEARS     SINCE     INCEPTION
                                              6/30/02                                                   INCEPTION      DATE
  MODEL PORTFOLIO FUNDS

  Model Portfolio
  Savings Oriented Fund                        -0.44%      0.80%       3.42%       5.61%         --       7.26%       2/95

  Model Portfolio
  Conservative Growth Fund                     -3.58%     -3.72%       1.55%       5.58%         --       7.03%       4/96

  Model Portfolio
  Traditional Growth Fund                      -6.83%     -8.72%      -0.38%       5.39%         --       7.43%       4/96

  Model Portfolio
  Long-Term Growth Fund                        -9.92%    -13.35%      -0.93%       5.35%         --       7.82%       4/96

  Model Portfolio
  All-Equity Growth Fund                      -12.88%    -18.37%         --          --          --     -16.09%      10/00

Vantagepoint Actively Managed Funds and Class I Index Funds were registered in March 1999, the Class II Index Funds in April 1999, the Model Portfolio Funds and the Income Preservation Fund in December 2000. However, the Vantagepoint Funds are patterned on, have the same investment objectives, and are operated in substantially the same fashion, as certain funds that have been offered through the VantageTrust, an unregistered commingled fund which holds and invests the assets of public sector retirement plans. The inception dates of these funds are noted. Substantially all of the portfolio securities of each Vantagepoint Fund where transferred from the corresponding fund of the VantageTrust. The underlying portfolio of each fund of the VantageTrust currently consists solely of the shares of the corresponding Vantagepoint Fund in which it invests.

The performance shown for periods longer than three years (Actively Managed and Index) and one year (Model Portfolio and Income Preservation Funds) is the performance an investor would have received had the funds of the VantageTrust charged the same asset-based fees and expenses as the Vantagepoint Index Funds. Those fees and expenses are set forth in the current Vantagepoint Funds prospectus. The VantageTrust's index funds offered a single class of shares. Actual performance of the Vantagepoint Index Funds may vary from that illustrated.

* Please consult the current prospectus or MAKING SOUND DECISIONS: A RETIREMENT INVESTMENT GUIDE, carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a controlled broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

                                        5
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THE VANTAGEPOINT FUNDS+

(Fund ticker symbols are included in parentheses after Fund names.)

ACTIVELY MANAGED FUNDS

MONEY MARKET FUND (VAMXX)   YEAR FOUNDED: 1999    TOTAL NET ASSETS: $124 MILLION

Investment Objective:       Current income consistent with preservation of
                            capital and liquidity

Subadviser:                 AIM Advisors, Inc.

Market Benchmark:           30-Day T-Bill


INCOME PRESERVATION FUND
(VPIPX)                     YEAR FOUNDED: 2000    TOTAL NET ASSETS: $436 MILLION

Investment Objective:       High current income while seeking to maintain a
                            stable net asset value per share ($100.00)

Subadvisers:                Payden & Rygel Investment Counsel Pacific Investment
                            Management Company, LLC (PIMCO) Wellington
                            Management Company, LLP

Market Benchmark:           90-Day T-Bill


US GOVERNMENT SECURITIES
FUND (VPTSX)                YEAR FOUNDED: 1992    TOTAL NET ASSETS: $149 MILLION

Investment Objective:       High current income without corporate credit risk

Subadviser:                 Seix Investment Advisors, Inc.

Market Benchmark:           Lehman Brothers Intermediate Government Bond Index


ASSET ALLOCATION FUND
(VPAAX)                     YEAR FOUNDED: 1974    TOTAL NET ASSETS: $765 MILLION

Investment Objective:       Long-term capital growth at a lower level of risk
                            than an all-equity portfolio

Subadvisers:                Mellon Capital Management Corp.

Market Benchmark:           65% S&P 500 Index / 25% Lehman Long-Term Treasury
                            Index / 10% 91-Day T-Bill

Mutual Fund Benchmark:      Lipper Flexible Portfolio Fund Index


EQUITY INCOME FUND (VPEIX)  YEAR FOUNDED: 1994    TOTAL NET ASSETS: $656 MILLION

Investment Objective:       Long-term capital growth with consistency derived
                            from dividend yield

Subadvisers:                Barrow, Hanley, Mewhinney, & Strauss, Inc.
                            Southeastern Asset Management, Inc.
                            T. Rowe Price Associates, Inc.

Market Benchmark:           S&P/BARRA Value Index

Mutual Fund Benchmark:      Lipper Equity Income Fund Index

+  This information is current as of publication date.

                                        6
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GROWTH & INCOME
FUND (VPGIX)                YEAR FOUNDED: 1998    TOTAL NET ASSETS: $431 MILLION

Investment Objective:       Long-term capital growth and current income

Subadvisers:                Capital Guardian Trust Company T. Rowe Price
                            Associates, Inc. Wellington Management Company, LLP

Market Benchmark:           S&P 500 Index

Mutual Fund Benchmark:      Lipper Growth & Income Fund Index

GROWTH FUND (VPGRX)         YEAR FOUNDED: 1983    TOTAL NET ASSETS:
                                                  $2,403 MILLION

Investment Objective:       Long-term capital growth from investing in
                            common stocks of companies with
                            above-average potential for earnings growth

Subadvisers:                Atlanta Capital Management Company, LLC*
                            Barclays Global Investors
                            Brown Capital Management, Inc.
                            Fidelity Management Trust Company
                            TCW Investment Management Company*
                            Tukman Capital Management, Inc.

Market Benchmark:           Wilshire 5000 Index

Mutual Fund Benchmark:      Lipper Growth Fund Index

AGGRESSIVE OPPORTUNITIES
FUND (VPAOX)                YEAR FOUNDED: 1994    TOTAL NET ASSETS: $660 MILLION

Investment Objective:       High long-term capital appreciation by
                            investing in common stocks of small-to
                            medium-capitalization companies

Subadvisers:                MFS Institutional Advisors, Inc.**
                            Roxbury Capital Management
                            TCW Investment Management Company**

Market Benchmark:           Wilshire 4500 Index

Mutual Fund Benchmark:      Lipper Capital Appreciation Fund Index

INTERNATIONAL FUND (VPINX)  YEAR FOUNDED: 1994    TOTAL NET ASSETS: $312 MILLION

Investment Objective:       Long-term capital growth by investing in common
                            stocks of companies headquartered outside the U.S.

Subadvisers:                Capital Guardian Trust Company
                            Lazard Asset Management
                            T. Rowe Price International, Inc.

Market Benchmark:           MSCI Europe, Australasia, Far East (EAFE) Index

Mutual Fund Benchmark:      Lipper International Fund Index

* Atlanta Capital Management was removed effective July 17, 2002. Peregrine Capital Management replaced TCW Investment Management effective July 17, 2002.
** MFS Institutional Advisors, Inc. and TCW Investment Management Company were removed effective July 17, 2002. Wellington Management Company, LLP and Southeastern Asset Management, Inc. were added effective July 17, 2002.

                                        7
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INDEX FUNDS

All Vantagepoint index funds are managed by Barclays Global Fund Advisors. (Class I and II ticker symbols are listed.)

CORE BOND INDEX FUND
(VPCIX/VPCDX)               YEAR FOUNDED: 1997    TOTAL NET ASSETS: $468 MILLION

Investment Objective:       Current income and growth of capital from
                            investing in U.S. government and corporate investment-grade bonds

Index:                      Lehman Brothers Aggregate Bond Index

500 STOCK INDEX FUND
(VPFIX/VPSKX)               YEAR FOUNDED: 1997    TOTAL NET ASSETS: $220 MILLION

Investment Objective:       Long-term capital growth by investing in common
                            stocks of larger-capitalization U.S. companies

Index:                      S&P 500 Index

BROAD MARKET INDEX FUND
(VPMIX/VPBMX)               YEAR FOUNDED: 1994    TOTAL NET ASSETS: $435 MILLION

Investment Objective:       Long-term capital growth by investing in common
                            stocks of U.S. companies across all capitalization ranges

Index:                      Wilshire 5000 Index

MID/SMALL COMPANY INDEX
FUND (VPSIX/VPMSX)          YEAR FOUNDED: 1997    TOTAL NET ASSETS: $59 MILLION

Investment Objective:       Long-term capital growth by investing in common
                            stocks of small- to medium-capitalization companies

Index:                      Wilshire 4500 Index

OVERSEAS EQUITY INDEX
FUND (VPOIX/VPOEX)          YEAR FOUNDED: 1997    TOTAL NET ASSETS: $46 MILLION

Investment Objective:       Long-term capital growth by investing in common
                            stocks on companies headquartered outside the U.S.

Index:                      MSCI Europe, Australasia, Far East (EAFE) Free Index

                                        8
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MODEL PORTFOLIO FUNDS

SAVINGS ORIENTED FUND
(VPSOX)                     YEAR FOUNDED: 1995    TOTAL NET ASSETS: $148 MILLION

Investment Objective:       Capital preservation, reasonable current income, and
                            some capital growth with minimal risk

Target Allocation:          65% Vantagepoint Income Preservation Fund
                            10% Vantagepoint US Government Securities Fund
                            10% Vantagepoint Equity Income Fund
                            10% Vantagepoint Growth & Income Fund
                             5% Vantagepoint International Fund

Market Index:               65% 30-Day T-Bills / 10% Lehman Brothers Aggregate
                            Bond Index /
                            20% Wilshire 5000 Index /
                            5% MSCI Europe, Australasia, Far East
                            (EAFE) Index

CONSERVATIVE GROWTH FUND
(VPCGX)                     YEAR FOUNDED: 1996    TOTAL NET ASSETS: $292 MILLION

Investment Objective:       Reasonable current income and capital preservation,
                            with modest potential for capital growth

Target Allocation:          50% Vantagepoint Income Preservation Fund
                            10% Vantagepoint Core Bond Index Fund
                            10% Vantagepoint Equity Income Fund
                            10% Vantagepoint Growth & Income Fund
                            10% Vantagepoint Growth Fund
                             5% Vantagepoint Aggressive Opportunities Fund 5% Vantagepoint International Fund

Market Index:               50% 30-Day T-Bills / 10% Lehman Brothers Aggregate
                            Bond Index /
                            35% Wilshire 5000 Index / 5% MSCI Europe,
                            Australasia, Far East (EAFE) Index

TRADITIONAL GROWTH
FUND (VPTGX)                YEAR FOUNDED: 1996    TOTAL NET ASSETS: $587 MILLION

Investment Objective:       Moderate capital growth and reasonable current
                            income

Target Allocation:          30% Vantagepoint Income Preservation Fund
                            10% Vantagepoint Core Bond Index Fund
                            10% Vantagepoint Equity Income Fund
                            15% Vantagepoint Growth & Income Fund
                            15% Vantagepoint Growth Fund
                            10% Vantagepoint Aggressive Opportunities Fund
                            10% Vantagepoint International Fund

Market Index:               30% 30-Day T-Bills / 10% Lehman Brothers Aggregate
                            Bond Index /
                            50% Wilshire 5000 Index / 10% MSCI Europe,
                            Australasia, Far East (EAFE) Index

                                        9
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LONG-TERM GROWTH
FUND (VPLGX)                YEAR FOUNDED: 1996    TOTAL NET ASSETS: $537 MILLION

Investment Objective:       High long-term capital growth and modest current
                            income

Target Allocation:          20% Vantagepoint Core Bond Index Fund
                            10% Vantagepoint Equity Income Fund
                            20% Vantagepoint Growth & Income Fund
                            20% Vantagepoint Growth Fund
                            15% Vantagepoint Aggressive Opportunities Fund
                             5% Vantagepoint Overseas Equity Index Fund
                            10% Vantagepoint International Fund

Market Index:               20% Lehman Brothers Aggregate Bond Index /
                            65% Wilshire 5000 Index /
                            15% MSCI Europe, Australasia, Far East
                            (EAFE) Index

ALL-EQUITY GROWTH
FUND (VPAGX)                YEAR FOUNDED: 2000    TOTAL NET ASSETS: $48 MILLION

Investment Objective:       High long-term capital growth

Target Allocation:          15% Vantagepoint Equity Income Fund
                            20% Vantagepoint Growth & Income Fund
                            25% Vantagepoint Growth Fund
                            20% Vantagepoint Aggressive Opportunities Fund
                            20% Vantagepoint International Fund

Market Index:               80% Wilshire 5000 Index /
                            20% MSCI Europe, Australasia, Far East
                            (EAFE) Index

                                       10
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

                               VANTAGEPOINT FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                                          US
                                                      MONEY            INCOME         GOVERNMENT         ASSET          EQUITY
                                                      MARKET        PRESERVATION      SECURITIES       ALLOCATION       INCOME
                                                  -------------    -------------    -------------    -------------   -------------
ASSETS:
Securities, at market value+                      $ 124,161,357    $ 510,083,414    $ 182,589,245    $ 835,153,329   $ 717,653,312
Cash                                                         --        5,128,892               --       14,271,435       4,631,205
Receivable for:
  Dividends                                                  --               --               --          717,043       1,318,712
  Interest                                              172,044        3,388,605        1,388,141        2,648,844          15,283
  Investments sold                                           --       11,027,858               --        1,800,000         449,736
  Recoverable foreign taxes                                  --               --               --               86          25,928
                                                  -------------    -------------    -------------    -------------   -------------
    Total Assets                                    124,333,401      529,628,769      183,977,386      854,590,737     724,094,176
                                                  -------------    -------------    -------------    -------------   -------------
LIABILITIES:
Payable for:
  Investments purchased                                      --       76,042,303               --               --       6,630,622
  Variation margin on futures contracts                      --           24,812               --          215,625              --
  Collateral for securities loaned                           --        4,795,200       34,038,581       88,080,396      60,624,448
Distribution to shareholders                            125,579        1,431,544          379,171               --              --
Administrative services fees                              6,627           19,206            5,867           27,514          23,692
Advisory fees                                             9,401           34,039           11,180           60,429          51,366
Subadviser fees                                              --          266,843           72,783          459,739         903,079
Wrapper agreements                                           --       10,774,972               --               --              --
Other accrued expense                                    50,799          314,037           65,470          310,812         274,452
                                                  -------------    -------------    -------------    -------------   -------------
    Total Liabilities                                   192,406       93,702,956       34,573,052       89,154,515      68,507,659
                                                  -------------    -------------    -------------    -------------   -------------
NET ASSETS                                        $ 124,140,995    $ 435,925,813    $ 149,404,334    $ 765,436,222   $ 655,586,517
                                                  =============    =============    =============    =============   =============
NET ASSETS REPRESENTED BY:
Paid-in capital                                   $ 124,140,995    $ 444,671,772    $ 147,073,876    $ 901,773,218   $ 702,007,024
Net unrealized appreciation (depreciation) on
  investments, futures contracts, foreign
  currency transactions, wrapper agreements
  and written options                                        --       (4,431,411)       1,370,675      (30,692,361)      5,278,311
Undistributed net investment income (loss)                   --          (18,934)          15,306        8,166,072       4,361,449
Accumulated net realized gain (loss) on
  investments, futures contracts and foreign
  currency transactions                                      --       (4,295,614)         944,477     (113,810,707)    (56,060,267)
                                                  -------------    -------------    -------------    -------------   -------------
NET ASSETS                                        $ 124,140,995    $ 435,925,813    $ 149,404,334    $ 765,436,222   $ 655,586,517
                                                  =============    =============    =============    =============   =============
CAPITAL SHARES:
Net Assets                                        $ 124,140,995    $ 435,925,813    $ 149,404,334    $ 765,436,222   $ 655,586,517
Shares Outstanding                                  124,140,995        4,359,258       14,234,210      128,593,818      95,128,112
Net Asset Value, offering and redemption price
  per share (net assets divided by shares
  outstanding)                                    $        1.00    $      100.00    $       10.50    $        5.95   $        6.89
Cost of investments                               $ 124,161,357    $ 504,270,619    $ 181,218,570    $ 860,879,168   $ 712,375,001

----------
 + Includes securities on loan with market
   values of:                                     $          --    $   4,676,323    $  33,150,026    $  85,174,298   $  58,158,475

                       See Notes to Financial Statements.

                                       12

                                                                      GROWTH &                        AGGRESSIVE
                                                                       INCOME          GROWTH        OPPORTUNITIES   INTERNATIONAL
                                                                   -------------   --------------   --------------   -------------
ASSETS:
Securities, at market value+                                       $ 467,621,069   $2,608,522,183   $  780,072,964   $ 333,402,862
Cash                                                                   3,940,512               --       37,762,570              --
Cash denominated in foreign currencies                                        --               --               --         666,981
Receivable for:
  Dividends                                                              528,683        2,061,955           68,297         666,257
  Interest                                                                29,769           33,061           44,212          13,282
  Investments sold                                                     1,855,330        1,101,988        7,354,545       2,665,736
  Recoverable foreign taxes                                                4,570           13,256               --         226,235
Gross unrealized gain on forward foreign
  currency exchange contracts                                                 --               --               --       1,102,053
                                                                   -------------   --------------   --------------   -------------
    Total Assets                                                     473,979,933    2,611,732,443      825,302,588     338,743,406
                                                                   -------------   --------------   --------------   -------------

LIABILITIES:
Payable for:
  Investments purchased                                                7,254,027        1,958,084          201,868       1,247,189
  Variation margin on futures contracts                                       --            2,850               --              --
  Collateral for securities loaned                                    35,253,813      202,927,274      162,587,632      23,891,484
Administrative services fees                                              16,575           60,265           24,792          12,444
Advisory fees                                                             33,695          191,359           52,757          23,665
Subadviser fees                                                          337,648        2,860,057        1,661,774         416,107
Other accrued expense                                                    189,497          957,861          294,296         189,962
Gross unrealized loss on forward foreign
  currency exchange contracts                                                 --               --               --         754,983
                                                                   -------------   --------------   --------------   -------------
    Total Liabilities                                                 43,085,255      208,957,750      164,823,119      26,535,834
                                                                   -------------   --------------   --------------   -------------
NET ASSETS                                                         $ 430,894,678   $2,402,774,693   $  660,479,469   $ 312,207,572
                                                                   =============   ==============   ==============   =============

NET ASSETS REPRESENTED BY:
Paid-in capital                                                    $ 532,306,100   $3,343,554,105   $1,015,659,243   $ 395,331,916
Net unrealized depreciation on investments,
  futures contracts and foreign currency transactions                (50,952,114)    (442,945,756)    (132,387,124)    (34,155,622)
Undistributed net investment income (loss)                             1,377,075         (794,296)      (3,310,166)      1,281,162
Accumulated net realized loss on investments,
  futures contracts and foreign currency transactions                (51,836,383)    (497,039,360)    (219,482,484)    (50,249,884)
                                                                   -------------   --------------   --------------   -------------
NET ASSETS                                                         $ 430,894,678   $2,402,774,693   $  660,479,469   $ 312,207,572
                                                                   =============   ==============   ==============   =============

CAPITAL SHARES:
Net Assets                                                         $ 430,894,678   $2,402,774,693   $  660,479,469   $ 312,207,572
Shares Outstanding                                                    53,324,144      339,642,083       87,174,036      38,775,058
Net Asset Value, offering and redemption price
  per share (net assets divided by shares outstanding)             $        8.08   $         7.07   $         7.58   $        8.05
Cost of investments                                                $ 518,573,183   $3,051,429,889   $  912,460,088   $ 368,354,055
Cost of cash denominated in foreign currencies                     $          --   $           --   $           --   $     238,295

----------
 + Includes securities on loan with market values of:              $  33,795,895   $  195,286,559   $  155,305,511   $  22,536,021

                       See Notes to Financial Statements.

                                       13

                                                                                        BROAD           MID/SMALL      OVERSEAS
                                                     CORE BOND       500 STOCK          MARKET           COMPANY        EQUITY
                                                       INDEX           INDEX            INDEX             INDEX          INDEX
                                                  -------------    -------------    -------------    -------------   -------------
ASSETS:
Securities, at market value*                      $ 469,947,658    $ 220,290,421    $ 435,414,939    $  59,098,435   $  45,836,271
                                                  -------------    -------------    -------------    -------------   -------------
    Total Assets                                    469,947,658      220,290,421      435,414,939       59,098,435      45,836,271
                                                  -------------    -------------    -------------    -------------   -------------
LIABILITIES:
Distribution to shareholders                          2,011,407               --               --               --              --
Administrative services fees                             11,113            7,616           11,980            2,710           1,993
Advisory fees                                            18,208            8,687           17,189            2,348           1,731
Other accrued expense                                   130,702           37,306           80,588           16,292          16,380
                                                  -------------    -------------    -------------    -------------   -------------
    Total Liabilities                                 2,171,430           53,609          109,757           21,350          20,104
                                                  -------------    -------------    -------------    -------------   -------------
NET ASSETS                                        $ 467,776,228    $ 220,236,812    $ 435,305,182    $  59,077,085   $  45,816,167
                                                  =============    =============    =============    =============   =============
NET ASSETS REPRESENTED BY:
Paid-in capital                                   $ 459,723,867    $ 304,267,551    $ 593,040,037    $  84,164,033   $  58,810,899
Net unrealized appreciation (depreciation) on
  investments, futures contracts and foreign
  currency transactions                              10,043,336      (70,830,349)    (134,525,809)     (18,892,356)     (8,426,549)
Undistributed net investment income (loss)           (2,777,261)       1,342,517        3,341,386          214,768         418,338
Accumulated net realized gain (loss) on
  investments, futures contracts and foreign
  currency transactions                                 786,286      (14,542,907)     (26,550,432)      (6,409,360)     (4,986,521)
                                                  -------------    -------------    -------------    -------------   -------------
NET ASSETS                                        $ 467,776,228    $ 220,236,812    $ 435,305,182    $  59,077,085   $  45,816,167
                                                  =============    =============    =============    =============   =============
CAPITAL SHARES:
Net Assets--Class I                               $ 348,474,343    $  89,381,787    $ 221,010,343    $  29,999,496   $  37,169,890
Shares Outstanding--Class I                          34,419,059       11,403,003       28,657,734        3,207,936       4,870,508
Net Asset Value--Class I, offering and
  redemption price per share (net assets divided
  by shares outstanding)                          $       10.12    $        7.84    $        7.71    $        9.35   $        7.63
Net Assets--Class II                              $ 119,301,885    $ 130,855,025    $ 214,294,839    $  29,077,589   $   8,646,277
Shares Outstanding--Class II                         11,748,433       17,504,359       29,238,117        3,244,761       1,191,431
Net Asset Value--Class II, offering and
  redemption price per share (net assets divided
  by shares outstanding)                          $       10.15    $        7.48    $        7.33    $        8.96   $        7.26
Cost of investments                               $ 459,904,322    $ 290,823,506    $ 569,751,354    $  77,898,087   $  54,311,120

----------
 * Investment in Master Portfolio (Note 1)

                       See Notes to Financial Statements.

                                                                                  MODEL PORTFOLIOS
                                                  ---------------------------------------------------------------------------------
                                                     SAVINGS        CONSERVATIVE     TRADITIONAL       LONG-TERM       ALL-EQUITY
                                                    ORIENTED           GROWTH          GROWTH            GROWTH          GROWTH
                                                  -------------    -------------    -------------    -------------   -------------
ASSETS:
Securities, at market value                       $ 147,225,783    $ 291,687,167    $ 585,920,795    $ 536,408,737   $  47,779,313
Receivable for:
  Dividends                                             332,319          589,308          810,469          452,723              --
                                                  -------------    -------------    -------------    -------------   -------------
    Total Assets                                    147,558,102      292,276,475      586,731,264      536,861,460      47,779,313
                                                  -------------    -------------    -------------    -------------   -------------
LIABILITIES:
Administrative services fees                              5,638            7,819           13,178           12,271           1,314
Advisory fees                                            11,148           22,719           45,617           41,933           3,715
Other accrued expense                                    22,701           36,495           69,747           64,234          10,786
                                                  -------------    -------------    -------------    -------------   -------------
    Total Liabilities                                    39,487           67,033          128,542          118,438          15,815
                                                  -------------    -------------    -------------    -------------   -------------
NET ASSETS                                        $ 147,518,615    $ 292,209,442    $ 586,602,722    $ 536,743,022   $  47,763,498
                                                  =============    =============    =============    =============   =============
NET ASSETS REPRESENTED BY:
Paid-in capital                                   $ 155,848,086    $ 333,489,326    $ 718,255,256    $ 694,839,864   $  60,099,455
Net unrealized depreciation on investments           (5,627,383)     (32,390,683)    (112,570,103)    (140,316,634)    (10,003,736)
Undistributed net investment income (loss)            1,870,746        3,344,947        4,591,166        2,671,698         (40,206)
Accumulated net realized loss on investments         (4,572,834)     (12,234,148)     (23,673,597)     (20,451,906)     (2,292,015)
                                                  -------------    -------------    -------------    -------------   -------------
NET ASSETS                                        $ 147,518,615    $ 292,209,442    $ 586,602,722    $ 536,743,022   $  47,763,498
                                                  =============    =============    =============    =============   =============
CAPITAL SHARES:
Net Assets                                        $ 147,518,615    $ 292,209,442    $ 586,602,722    $ 536,743,022   $  47,763,498
Shares Outstanding                                    6,466,496       14,081,237       31,392,639       31,101,684       2,824,229
Net Asset Value, offering and redemption
  price per share (net assets divided by
  shares outstanding)                             $       22.81    $       20.75    $       18.69    $       17.26   $       16.91
Cost of investments                               $ 152,853,166    $ 324,077,850    $ 698,490,898    $ 676,725,371   $  57,783,049

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            STATEMENTS OF OPERATIONS
        FOR THE PERIOD FROM JANUARY 1, 2002 TO JUNE 30, 2002 (UNAUDITED)

                                                      MONEY           INCOME        US GOVERNMENT       ASSET           EQUITY
                                                      MARKET       PRESERVATION      SECURITIES       ALLOCATION        INCOME
                                                  -------------    -------------    -------------    -------------   -------------
INVESTMENT INCOME:
Dividends                                         $   1,195,994    $          --    $          --    $   4,050,244   $   6,323,615
Interest+                                                    --        9,901,255        3,045,332        7,215,634         900,867
Foreign taxes withheld on dividends                          --               --               --          (21,841)        (57,236)
                                                  -------------    -------------    -------------    -------------   -------------
Total investment income                               1,195,994        9,901,255        3,045,332       11,244,037       7,167,246
                                                  -------------    -------------    -------------    -------------   -------------
EXPENSES:
Subadvisor                                               72,287          405,636           71,275          914,356       1,340,641
Custodian                                                14,524           73,595           18,838          121,270          66,858
Advisory                                                 59,072          210,811           71,520          413,268         323,797
Fund services                                            88,608          316,216          107,280          619,901         485,695
Investor services                                       118,144          421,622          143,040          826,535         647,594
Administration                                           14,182           46,915           15,564           83,807          66,314
Wrapper                                                      --          255,737               --               --              --
Other expenses                                           11,820           40,828           13,092           98,828          65,279
                                                  -------------    -------------    -------------    -------------   -------------
Total expenses before reductions and
  reimbursements                                        378,637        1,771,360          440,609        3,077,965       2,996,178
Less reductions (Note 8)                                     --             (108)              --               --         (52,481)
Less reimbursements (Note 3)                            (35,836)              --               --               --              --
                                                  -------------    -------------    -------------    -------------   -------------
Total expenses net of reductions and
  reimbursements                                        342,801        1,771,252          440,609        3,077,965       2,943,697
                                                  -------------    -------------    -------------    -------------   -------------
NET INVESTMENT INCOME                                   853,193        8,130,003        2,604,723        8,166,072       4,223,549
                                                  -------------    -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) (NOTE 2):
Net realized gain (loss) on sale of investments              --         (463,275)        (229,255)       1,101,670       1,121,936
Net realized gain (loss) on futures contracts,
  foreign currency transactions and
  written options                                            --          259,016               --       (1,088,141)             --
Net change in unrealized appreciation
  (depreciation) of investments and
  wrapper agreements                                         --         (812,536)       2,314,513      (77,146,020)    (28,901,802)
Net change in unrealized appreciation
  (depreciation) on futures contracts, foreign
  currency transactions and written options                  --        1,035,732               --       (4,877,950)             --
                                                  -------------    -------------    -------------    -------------   -------------
NET GAIN (LOSS)                                              --           18,937        2,085,258      (82,010,441)    (27,779,866)
                                                  -------------    -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      $     853,193    $   8,148,940    $   4,689,981    $ (73,844,369)  $ (23,556,317)
                                                  =============    =============    =============    =============   =============

----------
 + Interest income includes securities lending
   income of:                                     $          --    $       5,823    $      28,561    $      73,552   $      84,741

                       See Notes to Financial Statements.

                                       16

                                                                      GROWTH &                        AGGRESSIVE
                                                                       INCOME          GROWTH        OPPORTUNITIES   INTERNATIONAL
                                                                   -------------    -------------    -------------   -------------
INVESTMENT INCOME:
Dividends                                                          $   3,005,754    $  10,286,667    $     402,373   $   4,181,872
Interest+                                                                195,078          616,049          452,320         234,569
Foreign taxes withheld on dividends                                      (22,537)         (24,270)              --        (544,932)
                                                                   -------------    -------------    -------------   -------------
Total investment income                                                3,178,295       10,878,446          854,693       3,871,509
                                                                   -------------    -------------    -------------   -------------
EXPENSES:
Subadvisor                                                               712,740        5,029,951        2,371,773         797,425
Custodian                                                                 59,791          306,673          132,262         241,560
Advisory                                                                 220,405        1,329,668          372,076         152,114
Fund services                                                            330,608        1,994,502          558,114         228,171
Investor services                                                        440,811        2,659,335          744,151         304,228
Administration                                                            45,953          242,307           75,652          32,533
Other expenses                                                            43,421          315,862           87,805          33,380
                                                                   -------------    -------------    -------------   -------------
Total expenses before reductions and reimbursements                    1,853,729       11,878,298        4,341,833       1,789,411
Less reductions (Note 8)                                                 (52,509)        (205,570)        (174,894)        (39,148)
                                                                   -------------    -------------    -------------   -------------
Total expenses net of reductions and reimbursements                    1,801,220       11,672,728        4,166,939       1,750,263
                                                                   -------------    -------------    -------------   -------------
NET INVESTMENT INCOME (LOSS)                                           1,377,075         (794,282)      (3,312,246)      2,121,246
                                                                   -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 2):
Net realized loss on sale of investments                             (16,836,566)     (96,320,567)     (93,301,841)    (12,882,280)
Net realized gain (loss) on futures contracts and
  foreign currency transactions                                               --         (223,147)              --         179,944
Net change in unrealized appreciation (depreciation)
  of investments                                                     (54,664,512)    (311,377,961)    (122,975,395)      5,244,392
Net change in unrealized appreciation (depreciation)
  on futures contracts and foreign currency transactions                      --          (38,414)              --         182,258
                                                                   -------------    -------------    -------------   -------------
NET LOSS                                                             (71,501,078)    (407,960,089)    (216,277,236)     (7,275,686)
                                                                   -------------    -------------    -------------   -------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $ (70,124,003)   $(408,754,371)   $(219,589,482)  $  (5,154,440)
                                                                   =============    =============    =============   =============

----------
 +Interest income includes securities lending income of:           $      33,771    $     176,349    $     168,297   $     147,367

                       See Notes to Financial Statements.

                                       17

                                                                                       BROAD           MID/SMALL        OVERSEAS
                                                    CORE BOND        500 STOCK         MARKET           COMPANY          EQUITY
                                                      INDEX            INDEX           INDEX             INDEX           INDEX
                                                  -------------    -------------    -------------    -------------   -------------
INVESTMENT INCOME:
Dividends*                                        $          --    $   1,684,744    $   3,159,897    $     311,456   $     667,551
Interest*                                            13,083,403           70,635          143,917           19,734          34,139
Foreign taxes withheld on dividends*                         --           (9,547)         (15,235)            (189)        (83,381)
Expenses*                                              (183,629)         (58,913)        (189,529)         (30,751)        (55,342)
                                                  -------------    -------------    -------------    -------------   -------------
Total investment income                              12,899,774        1,686,919        3,099,050          300,250         562,967
                                                  -------------    -------------    -------------    -------------   -------------
EXPENSES:
Legal                                                    25,816           26,437           31,182            3,630           2,605
Custodian                                                16,309           13,217           16,086           12,085          13,229
Advisory Class I                                         86,250           23,820           60,327            7,741           9,016
Advisory Class II                                        28,459           35,073           57,538            7,626           2,050
Fund services Class I                                   258,750           71,460          180,931           23,223          27,049
Fund services Class II                                   28,459           35,073           57,522            7,626           2,050
Investor services Class I                               258,750           71,460          180,931           23,223          27,049
Investor services Class II                               28,459           35,073           57,522            7,626           2,050
Administration                                           39,084           20,609           40,170            5,378           3,873
Other expenses                                           21,389           12,180           25,907            3,016           2,163
                                                  -------------    -------------    -------------    -------------   -------------
Total expenses                                          791,725          344,402          708,116          101,174          91,134
                                                  -------------    -------------    -------------    -------------   -------------
NET INVESTMENT INCOME                                12,108,049        1,342,517        2,390,934          199,076         471,833
                                                  -------------    -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) (NOTE 2):
Net realized gain (loss) on sale of investments       4,676,029       (5,759,325)     (12,619,826)      (2,191,168)     (2,261,148)
Net realized loss on futures contracts and
  foreign currency transactions                              --         (948,083)      (1,655,730)        (112,046)        (99,345)
Net change in unrealized appreciation
  (depreciation) of investments                      (1,006,441)     (28,027,328)     (47,754,521)      (3,366,714)      1,101,655
Net change in unrealized appreciation
  (depreciation) on futures contracts and
  foreign currency transactions                              --          (74,154)      (1,538,470)         (24,935)         44,973
                                                  -------------    -------------    -------------    -------------   -------------
NET GAIN (LOSS)                                       3,669,588      (34,808,890)     (63,568,547)      (5,694,863)     (1,213,865)
                                                  -------------    -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $  15,777,637    $ (33,466,373)   $ (61,177,613)   $  (5,495,787)  $    (742,032)
                                                  =============    =============    =============    =============   =============

----------
 * Allocated from Master Investment Portfolio (Note 1)

                       See Notes to Financial Statements.

                                                                                  MODEL PORTFOLIOS
                                                  --------------------------------------------------------------------------------
                                                     SAVINGS        CONSERVATIVE     TRADITIONAL       LONG-TERM       ALL-EQUITY
                                                     ORIENTED          GROWTH          GROWTH           GROWTH           GROWTH
                                                  -------------    -------------    -------------    -------------   -------------
INVESTMENT INCOME:
Dividends                                         $   1,980,324    $   3,555,189    $   5,005,391    $   3,057,315   $          --
                                                  -------------    -------------    -------------    -------------   -------------
Total investment income                               1,980,324        3,555,189        5,005,391        3,057,315              --
                                                  -------------    -------------    -------------    -------------   -------------
EXPENSES:
Legal                                                     7,589           16,125           32,329           29,998           1,474
Custodian                                                12,992           14,059           17,151           16,767          11,741
Advisory                                                 69,285          142,853          290,457          269,798          21,982
Administration                                           13,820           24,686           49,187           45,764           3,864
Other expenses                                            5,892           12,519           25,101           23,290           1,145
                                                  -------------    -------------    -------------    -------------   -------------
Total expenses                                          109,578          210,242          414,225          385,617          40,206
                                                  -------------    -------------    -------------    -------------   -------------
NET INVESTMENT INCOME (LOSS)                          1,870,746        3,344,947        4,591,166        2,671,698         (40,206)
                                                  -------------    -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) (NOTE 2):
Net realized loss on sale of investments             (1,339,640)      (2,734,612)      (2,529,797)      (1,161,434)     (1,003,012)
Net change in unrealized appreciation
  (depreciation) of investments                      (1,186,430)     (11,484,607)     (44,452,580)     (59,229,144)     (5,440,866)
                                                  -------------    -------------    -------------    -------------   -------------
NET LOSS                                             (2,526,070)     (14,219,219)     (46,982,377)     (60,390,578)     (6,443,878)
                                                  -------------    -------------    -------------    -------------   -------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $    (655,324)   $ (10,874,272)   $ (42,391,211)   $ (57,718,880)  $  (6,484,084)
                                                  =============    =============    =============    =============   =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MONEY MARKET                   INCOME PRESERVATION
                                                                  -------------------------------   -------------------------------
                                                                   FOR THE PERIOD                   FOR THE PERIOD
                                                                  FROM JANUARY 1,      FOR THE      FROM JANUARY 1,     FOR THE
                                                                  2002 TO JUNE 30,    YEAR ENDED    2002 TO JUNE 30,  YEAR ENDED
                                                                        2002         DECEMBER 31,        2002         DECEMBER 31,
                                                                     (UNAUDITED)         2001        (UNAUDITED)         2001
                                                                  ----------------  -------------   ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                                            $     853,193    $   3,781,100    $   8,130,003   $  18,542,632
  Net realized gain (loss) on sale of investments,
    futures contracts and written options                                     --               --         (204,259)      4,356,896
  Net change in unrealized appreciation
    (depreciation) of investments and
    wrapper agreements                                                        --               --          223,196      (4,331,513)
                                                                   -------------    -------------    -------------   -------------
  Net increase in net assets resulting from
    operations                                                           853,193        3,781,100        8,148,940      18,568,015
                                                                   -------------    -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 (853,193)      (3,781,100)      (8,148,937)    (18,035,788)
  Net realized gain on investments                                            --               --               --      (9,198,918)
  Return of capital                                                           --               --               --        (532,227)
                                                                   -------------    -------------    -------------   -------------
    Total distributions                                                 (853,193)      (3,781,100)      (8,148,937)    (27,766,933)
                                                                   -------------    -------------    -------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                        30,939,453       73,580,928       51,825,450     118,426,186
  Reinvestment of distributions                                          727,613        3,781,100        6,717,392      18,568,015
  Reverse stock split                                                         --               --               --       9,198,918
  Value of shares redeemed                                           (27,178,158)     (51,094,799)     (31,527,229)    (57,221,263)
                                                                   -------------    -------------    -------------   -------------
    Net increase from capital share transactions                       4,488,908       26,267,229       27,015,613      88,971,856
                                                                   -------------    -------------    -------------   -------------
  Total increase in net assets                                         4,488,908       26,267,229       27,015,616      79,772,938
                                                                   -------------    -------------    -------------   -------------
NET ASSETS at beginning of year                                      119,652,087       93,384,858      408,910,197     329,137,259
                                                                   -------------    -------------    -------------   -------------
NET ASSETS at end of period                                        $ 124,140,995    $ 119,652,087    $ 435,925,813   $ 408,910,197
                                                                   =============    =============    =============   =============
SHARE TRANSACTIONS:
  Number of shares sold                                               30,939,453       73,580,928          518,254       1,163,005
  Number of shares issued through
    reinvestment of dividends and distributions                          727,613        3,781,100           67,174         272,141
  Number of shares redeemed                                          (27,178,158)     (51,094,799)        (315,272)       (559,110)
                                                                   -------------    -------------    -------------   -------------
    Net increase in shares outstanding                                 4,488,908       26,267,229          270,156         876,036
                                                                   =============    =============    =============   =============

                       See Notes to Financial Statements.

                                       20

                                                                     US GOVERNMENT SECURITIES              ASSET ALLOCATION
                                                                 --------------------------------   -------------------------------
                                                                  FOR THE PERIOD                    FOR THE PERIOD
                                                                  FROM JANUARY 1,     FOR THE       FROM JANUARY 1,     FOR THE
                                                                 2002 TO JUNE 30,    YEAR ENDED     2002 TO JUNE 30,   YEAR ENDED
                                                                       2002          DECEMBER 31,         2002        DECEMBER 31,
                                                                    (UNAUDITED)         2001          (UNAUDITED)        2001
                                                                 ----------------   -------------   ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                                            $   2,604,723    $   5,370,312    $   8,166,072   $  19,792,099
  Net realized gain (loss) on sale of
    investments and futures contracts                                   (229,255)       5,726,126           13,529     102,002,097
  Net change in unrealized appreciation
    (depreciation) of investments and
    futures contracts                                                  2,314,513       (3,643,331)     (82,023,970)   (176,642,318)
                                                                   -------------    -------------    -------------   -------------
  Net increase (decrease) in net assets
    resulting from operations                                          4,689,981        7,453,107      (73,844,369)    (54,848,122)
                                                                   -------------    -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (2,589,417)      (5,416,030)              --     (19,180,435)
  Net realized gain on investments                                            --               --               --    (103,172,139)
  In excess of net realized gain on investments                               --               --               --    (114,357,807)
  Return of capital                                                           --               --               --     (26,801,404)
                                                                   -------------    -------------    -------------   -------------
    Total distributions                                               (2,589,417)      (5,416,030)              --    (263,511,785)
                                                                   -------------    -------------    -------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                        19,683,250       94,598,854       32,937,403      58,612,692
  Reinvestment of distributions                                        2,210,246        5,416,030               --     263,511,785
  Value of shares redeemed                                           (25,396,514)     (38,454,325)     (69,863,845)   (114,061,811)
                                                                   -------------    -------------    -------------   -------------
    Net increase (decrease) from capital
     share transactions                                               (3,503,018)      61,560,559      (36,926,442)    208,062,666
                                                                   -------------    -------------    -------------   -------------
  Total increase (decrease) in net assets                             (1,402,454)      63,597,636     (110,770,811)   (110,297,241)
                                                                   -------------    -------------    -------------   -------------
NET ASSETS at beginning of year                                      150,806,788       87,209,152      876,207,033     986,504,274
                                                                   -------------    -------------    -------------   -------------
NET ASSETS at end of period                                        $ 149,404,334    $ 150,806,788    $ 765,436,222   $ 876,207,033
                                                                   =============    =============    =============   =============
SHARE TRANSACTIONS:
  Number of shares sold                                                1,890,970        9,134,422        5,108,789       6,688,909
  Number of shares issued through
    reinvestment of dividends and distributions                          213,301          527,085               --      41,563,373
  Number of shares redeemed                                           (2,453,698)      (3,740,335)     (10,945,818)    (12,831,331)
                                                                   -------------    -------------    -------------   -------------
    Net increase (decrease) in shares outstanding                       (349,427)       5,921,172       (5,837,029)     35,420,951
                                                                   =============    =============    =============   =============

                       See Notes to Financial Statements.

                                       21

                                                                           EQUITY INCOME                    GROWTH & INCOME
                                                                  -------------------------------   -------------------------------
                                                                   FOR THE PERIOD                   FOR THE PERIOD
                                                                   FROM JANUARY 1,     FOR THE       FROM JANUARY 1,    FOR THE
                                                                  2002 TO JUNE 30,   YEAR ENDED     2002 TO JUNE 30,   YEAR ENDED
                                                                        2002         DECEMBER 31,        2002         DECEMBER 31,
                                                                    (UNAUDITED)          2001         (UNAUDITED)        2001
                                                                  ----------------  -------------   ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                                            $   4,223,549    $   8,235,940    $   1,377,075   $   2,152,140
  Net realized gain (loss) on sale of investments                      1,121,936       10,061,226      (16,836,566)     (2,987,420)
  Net change in unrealized depreciation
    of investments                                                   (28,901,802)      (3,276,378)     (54,664,512)    (16,208,665)
                                                                   -------------    -------------    -------------   -------------
  Net increase (decrease) in net assets
    resulting from operations                                        (23,556,317)      15,020,788      (70,124,003)    (17,043,945)
                                                                   -------------    -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                       --       (8,055,306)              --      (2,187,827)
  Net realized gain on investments                                            --      (21,333,733)              --              --
  In excess of net realized gain on investments                               --      (57,261,552)              --     (28,824,850)
  Return of capital                                                           --       (1,953,056)              --      (2,512,838)
                                                                   -------------    -------------    -------------   -------------
    Total distributions                                                       --      (88,603,647)              --     (33,525,515)
                                                                   -------------    -------------    -------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                        77,554,497      161,810,064       81,670,732     110,061,667
  Reinvestment of distributions                                               --       88,603,647               --      33,525,515
  Value of shares redeemed                                           (26,487,071)     (71,709,649)     (16,937,452)    (32,869,193)
                                                                   -------------    -------------    -------------   -------------
    Net increase from capital share transactions                      51,067,426      178,704,062       64,733,280     110,717,989
                                                                   -------------    -------------    -------------   -------------
  Total increase (decrease) in net assets                             27,511,109      105,121,203       (5,390,723)     60,148,529
                                                                   -------------    -------------    -------------   -------------
NET ASSETS at beginning of year                                      628,075,408      522,954,205      436,285,401     376,136,872
                                                                   -------------    -------------    -------------   -------------
NET ASSETS at end of period                                        $ 655,586,517    $ 628,075,408    $ 430,894,678   $ 436,285,401
                                                                   =============    =============    =============   =============
SHARE TRANSACTIONS:
  Number of shares sold                                               10,579,099       19,944,999        9,062,228      11,021,496
  Number of shares issued through
    reinvestment of dividends and distributions                               --       13,126,464               --       3,762,681
  Number of shares redeemed                                           (3,637,175)      (9,020,145)      (1,887,984)     (3,379,288)
                                                                   -------------    -------------    -------------   -------------
    Net increase in shares outstanding                                 6,941,924       24,051,318        7,174,244      11,404,889
                                                                   =============    =============    =============   =============

                       See Notes to Financial Statements.

                                       22

                                                                              GROWTH                    AGGRESSIVE OPPORTUNITIES
                                                                 --------------------------------   -------------------------------
                                                                  FOR THE PERIOD                     FOR THE PERIOD
                                                                  FROM JANUARY 1,     FOR THE       FROM JANUARY 1,     FOR THE
                                                                 2002 TO JUNE 30,    YEAR ENDED     2002 TO JUNE 30,    YEAR ENDED
                                                                      2002          DECEMBER 31,         2002          DECEMBER 31,
                                                                   (UNAUDITED)          2001          (UNAUDITED)         2001
                                                                 ----------------  --------------   ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment loss                                             $     (794,282)  $   (1,093,413)  $   (3,312,246) $   (5,368,111)
  Net realized loss on sale of investments,
    futures contracts and foreign
    currency transactions                                            (96,543,714)    (185,128,284)     (93,301,841)   (115,374,342)
  Net change in unrealized appreciation
    (depreciation) of investments, futures
    contracts and foreign currency transactions                     (311,416,375)    (326,464,317)    (122,975,395)      3,042,933
                                                                  --------------   --------------   --------------  --------------
  Net decrease in net assets resulting
    from operations                                                 (408,754,371)    (512,686,014)    (219,589,482)   (117,699,520)
                                                                  --------------   --------------   --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  In excess of net realized gain on investments                               --     (220,092,786)              --        (337,032)
  Return of capital                                                           --      (25,384,129)              --              --
                                                                  --------------   --------------   --------------  --------------
    Total distributions                                                       --     (245,476,915)              --        (337,032)
                                                                  --------------   --------------   --------------  --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                       155,022,398      282,819,549      125,260,240     235,623,000
  Reinvestment of distributions                                               --      245,476,915               --         337,032
  Value of shares redeemed                                          (154,039,332)    (309,205,412)     (64,238,171)   (149,791,954)
                                                                  --------------   --------------   --------------  --------------
    Net increase from capital share transactions                         983,066      219,091,052       61,022,069      86,168,078
                                                                  --------------   --------------   --------------  --------------
  Total decrease in net assets                                      (407,771,305)    (539,071,877)    (158,567,413)    (31,868,474)
                                                                  --------------   --------------   --------------  --------------
NET ASSETS at beginning of year                                    2,810,545,998    3,349,617,875      819,046,882     850,915,356
                                                                  --------------   --------------   --------------  --------------
NET ASSETS at end of period                                       $2,402,774,693   $2,810,545,998   $  660,479,469  $  819,046,882
                                                                  ==============   ==============   ==============  ==============
SHARE TRANSACTIONS:
  Number of shares sold                                               19,400,711       32,362,927       13,943,353      22,969,744
  Number of shares issued through
    reinvestment of dividends and distributions                               --       31,633,612               --          36,474
  Number of shares redeemed                                          (19,370,056)     (35,423,636)      (7,112,490)    (14,646,955)
                                                                  --------------   --------------   --------------  --------------
    Net increase in shares outstanding                                    30,655       28,572,903        6,830,863       8,359,263
                                                                  ==============   ==============   ==============  ==============

                       See Notes to Financial Statements.

                                       23

                                                                                                              INTERNATIONAL
                                                                                                    -------------------------------
                                                                                                     FOR THE PERIOD
                                                                                                     FROM JANUARY 1,    FOR THE
                                                                                                    2002 TO JUNE 30,   YEAR ENDED
                                                                                                         2002         DECEMBER 31,
                                                                                                      (UNAUDITED)         2001
                                                                                                    ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                                                              $   2,121,246   $   1,701,546
  Net realized loss on sale of investments and foreign currency transactions                           (12,702,336)    (28,852,288)
  Net change in unrealized appreciation (depreciation) of investments and foreign
    currency transactions                                                                                5,426,650     (41,818,423)
                                                                                                     -------------   -------------
  Net decrease in net assets resulting from operations                                                  (5,154,440)    (68,969,165)
                                                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  In excess of net realized gain on investments                                                                 --      (8,528,037)
  Return of capital                                                                                             --      (3,768,095)
                                                                                                     -------------   -------------
    Total distributions                                                                                         --     (12,296,132)
                                                                                                     -------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                                          48,478,460      81,380,363
  Reinvestment of distributions                                                                                 --      12,296,132
  Value of shares redeemed                                                                             (35,473,169)    (34,588,453)
                                                                                                     -------------   -------------
    Net increase from capital share transactions                                                        13,005,291      59,088,042
                                                                                                     -------------   -------------
  Total increase (decrease) in net assets                                                                7,850,851     (22,177,255)
                                                                                                     -------------   -------------
NET ASSETS at beginning of year                                                                        304,356,721     326,533,976
                                                                                                     -------------   -------------
NET ASSETS at end of period                                                                          $ 312,207,572   $ 304,356,721
                                                                                                     =============   =============
SHARE TRANSACTIONS:
  Number of shares sold                                                                                  6,020,137       8,948,769
  Number of shares issued through reinvestment of dividends and distributions                                   --       1,546,685
  Number of shares redeemed                                                                             (4,380,373)     (3,782,816)
                                                                                                     -------------   -------------
    Net increase in shares outstanding                                                                   1,639,764       6,712,638
                                                                                                     =============   =============

                       See Notes to Financial Statements.

                                       24

                                                                        CORE BOND INDEX                   500 STOCK INDEX
                                                               --------------------------------  --------------------------------
                                                                FOR THE PERIOD                    FOR THE PERIOD
                                                                FROM JANUARY 1,     FOR THE       FROM JANUARY 1,      FOR THE
                                                               2002 TO JUNE 30,    YEAR ENDED    2002 TO JUNE 30,    YEAR ENDED
                                                                    2002          DECEMBER 31,         2002         DECEMBER 31,
                                                                (UNAUDITED)          2001          (UNAUDITED)          2001
                                                               ----------------   -------------  ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                                          $  12,108,049    $  23,400,029    $   1,342,517    $   2,382,435
  Net realized loss on sale of investments and
    futures contracts                                                4,676,029        3,770,048       (6,707,408)      (7,430,380)
  Net change in unrealized depreciation of
    investments and futures contracts                               (1,006,441)       5,887,209      (28,101,482)     (26,246,467)
                                                                 -------------    -------------    -------------    -------------
  Net decrease in net assets resulting
    from operations                                                 15,777,637       33,057,286      (33,466,373)     (31,294,412)
                                                                 -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I                                    (9,720,056)     (18,802,590)              --         (812,013)
  Net investment income--Class II                                   (3,318,393)      (6,291,447)              --       (1,638,567)
  Return of capital--Class I                                                --          (27,631)              --         (151,289)
  Return of capital--Class II                                               --           (8,910)              --         (218,426)
                                                                 -------------    -------------    -------------    -------------
    Total distributions                                            (13,038,449)     (25,130,578)              --       (2,820,295)
                                                                 -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares--Class I                             34,468,413       87,037,532        8,556,486       20,952,965
  Proceeds from sale of shares--Class II                            15,405,699       51,939,920       21,567,188       43,862,293
  Reinvestment of distributions--Class I                             8,234,874       18,830,221               --          963,302
  Reinvestment of distributions--Class II                            2,792,168        6,300,357               --        1,856,993
  Value of shares redeemed--Class I                                (40,356,773)     (61,607,338)      (3,027,849)     (10,828,416)
  Value of shares redeemed--Class II                               (16,151,977)     (25,083,962)     (15,444,384)     (30,795,586)
                                                                 -------------    -------------    -------------    -------------
    Net increase from capital share transactions                     4,392,404       77,416,730       11,651,441       26,011,551
                                                                 -------------    -------------    -------------    -------------
  Total decrease in net assets                                       7,131,592       85,343,438      (21,814,932)      (8,103,156)
                                                                 -------------    -------------    -------------    -------------
NET ASSETS at beginning of year                                    460,644,636      375,301,198      242,051,744      250,154,900
                                                                 -------------    -------------    -------------    -------------
NET ASSETS at end of period                                      $ 467,776,228    $ 460,644,636    $ 220,236,812    $ 242,051,744
                                                                 =============    =============    =============    =============
SHARE TRANSACTIONS:
  Number of shares sold--Class I                                     3,424,526        8,626,636          981,221        2,215,139
  Number of shares issued through
    reinvestment of dividends and
    distributions--Class I                                             818,397        1,872,613               --          110,852
  Number of shares redeemed--Class I                                (3,981,654)      (6,108,042)        (352,037)      (1,206,564)
                                                                 -------------    -------------    -------------    -------------
    Net increase in shares outstanding--Class I                        261,269        4,391,207          629,184        1,119,427
                                                                 =============    =============    =============    =============
  Number of shares sold--Class II                                    1,522,307        5,123,520        2,594,966        4,998,381
  Number of shares issued through
    reinvestment of dividends and
    distributions--Class II                                            276,627          624,338               --          224,546
  Number of shares redeemed--Class II                               (1,602,028)      (2,492,175)      (1,862,345)      (3,467,372)
                                                                 -------------    -------------    -------------    -------------
    Net increase in shares outstanding--Class II                       196,906        3,255,683          732,621        1,755,555
                                                                 =============    =============    =============    =============

                       See Notes to Financial Statements.

                                       25

                                                                      BROAD MARKET INDEX             MID/SMALL COMPANY INDEX
                                                               --------------------------------  --------------------------------
                                                                FOR THE PERIOD                    FOR THE PERIOD
                                                                FROM JANUARY 1,     FOR THE       FROM JANUARY 1,       FOR THE
                                                               2002 TO JUNE 30,    YEAR ENDED    2002 TO JUNE 30,     YEAR ENDED
                                                                     2002         DECEMBER 31,         2002          DECEMBER 31,
                                                                 (UNAUDITED)          2001          (UNAUDITED)          2001
                                                               ----------------   -------------  ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                                          $   2,390,934    $   4,726,697    $     199,076    $     423,965
  Net realized loss on sale of investments and
    futures contracts                                              (14,275,556)     (11,036,878)      (2,303,214)      (3,821,523)
  Net change in unrealized depreciation of
    investments and futures contracts                              (49,292,991)     (59,175,098)      (3,391,649)      (3,281,607)
                                                                 -------------    -------------    -------------    -------------
  Net decrease in net assets resulting
    from operations                                                (61,177,613)     (65,485,279)      (5,495,787)      (6,679,165)
                                                                 -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I                                            --       (1,731,172)              --         (146,973)
  Net investment income--Class II                                           --       (2,311,130)              --         (220,112)
  Net realized gain on investments--Class I                                 --       (2,658,602)              --         (225,226)
  Net realized gain on investments--Class II                                --       (2,616,558)              --         (234,399)
  Return of capital--Class I                                                --               --               --          (13,836)
  Return of capital--Class II                                               --               --               --          (13,168)
                                                                 -------------    -------------    -------------    -------------
    Total distributions                                                     --       (9,317,462)              --         (853,714)
                                                                 -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares--Class I                              8,754,510       16,271,757        4,682,386        6,821,108
  Proceeds from sale of shares--Class II                            26,523,474       53,516,091        7,484,639       12,655,660
  Reinvestment of distributions--Class I                                    --        4,389,774               --          386,036
  Reinvestment of distributions--Class II                                   --        4,927,688               --          467,678
  Value of shares redeemed--Class I                                (11,998,528)     (35,679,525)      (2,093,840)      (6,677,078)
  Value of shares redeemed--Class II                               (22,945,309)     (34,307,814)      (5,878,613)     (13,880,931)
                                                                 -------------    -------------    -------------    -------------
    Net increase (decrease) from capital
     share transactions                                                334,147        9,117,971        4,194,572         (227,527)
                                                                 -------------    -------------    -------------    -------------
  Total decrease in net assets                                     (60,843,466)     (65,684,770)      (1,301,215)      (7,760,406)
                                                                 -------------    -------------    -------------    -------------
NET ASSETS at beginning of year                                    496,148,648      561,833,418       60,378,300       68,138,706
                                                                 -------------    -------------    -------------    -------------
NET ASSETS at end of period                                      $ 435,305,182    $ 496,148,648    $  59,077,085    $  60,378,300
                                                                 =============    =============    =============    =============
SHARE TRANSACTIONS:
  Number of shares sold--Class I                                     1,021,009        1,784,797          461,650          658,108
  Number of shares issued through
    reinvestment of dividends and
    distributions--Class I                                                  --          525,720               --           41,734
  Number of shares redeemed--Class I                                (1,402,983)      (4,084,926)        (213,113)        (680,293)
                                                                 -------------    -------------    -------------    -------------
    Net increase in shares outstanding--Class I                       (381,974)      (1,774,409)         248,537           19,549
                                                                 =============    =============    =============    =============
  Number of shares sold--Class II                                    3,252,803        6,468,658          770,426        1,306,980
  Number of shares issued through
    reinvestment of dividends and
    distributions--Class II                                                 --          622,181               --           52,845
  Number of shares redeemed--Class II                               (2,816,466)      (3,989,596)        (610,865)      (1,389,678)
                                                                 -------------    -------------    -------------    -------------
    Net increase (decrease) in shares
     outstanding--Class II                                             436,337        3,101,243          159,561          (29,853)
                                                                 =============    =============    =============    =============

                       See Notes to Financial Statements.

                                       26

                                                                                           OVERSEAS EQUITY INDEX
                                                                                   -----------------------------------
                                                                                    FOR THE PERIOD
                                                                                    FROM JANUARY 1,       FOR THE
                                                                                   2002 TO JUNE 30,      YEAR ENDED
                                                                                         2002           DECEMBER 31,
                                                                                      (UNAUDITED)           2001
                                                                                   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                                                            $        471,833   $        458,351
  Net realized gain on sale of investments, futures contracts and foreign
    currency transactions                                                                (2,360,493)        (2,227,718)
  Net change in unrealized appreciation of investments, futures contracts and
    foreign currency transactions                                                         1,146,628         (8,480,535)
                                                                                   ----------------   ----------------
  Net increase in net assets resulting from operations                                     (742,032)       (10,249,902)
                                                                                   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I                                                                 --           (282,325)
  Net investment income--Class II                                                                --            (91,340)
  Net realized gain on investments--Class I                                                      --            (58,805)
  Net realized gain on investments--Class II                                                     --            (15,216)
  Return of capital--Class I                                                                     --           (255,052)
  Return of capital--Class II                                                                    --            (64,873)
                                                                                   ----------------   ----------------
    Total distributions                                                                          --           (767,611)
                                                                                   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares--Class I                                                  11,919,022         14,734,883
  Proceeds from sale of shares--Class II                                                  3,932,756          6,353,886
  Reinvestment of distributions--Class I                                                         --            596,182
  Reinvestment of distributions--Class II                                                        --            171,429
  Value of shares redeemed--Class I                                                      (9,808,960)        (5,088,531)
  Value of shares redeemed--Class II                                                     (3,380,360)        (5,971,849)
                                                                                   ----------------   ----------------
    Net increase from capital share transactions                                          2,662,458         10,796,000
                                                                                   ----------------   ----------------
  Total increase in net assets                                                            1,920,426           (221,513)
                                                                                   ----------------   ----------------
NET ASSETS at beginning of year                                                          43,895,741         44,117,254
                                                                                   ----------------   ----------------
NET ASSETS at end of period                                                        $     45,816,167   $     43,895,741
                                                                                   ================   ================
SHARE TRANSACTIONS:
  Number of shares sold--Class I                                                          1,594,100          1,713,021
  Number of shares issued through reinvestment of dividends and
    distributions--Class I                                                                       --             77,831
  Number of shares redeemed--Class I                                                     (1,304,544)          (582,339)
                                                                                   ----------------   ----------------
    Net increase in shares outstanding--Class I                                             289,556          1,208,513
                                                                                   ================   ================
  Number of shares sold--Class II                                                           541,228            774,569
  Number of shares issued through reinvestment of dividends and
    distributions--Class II                                                                      --             23,580
  Number of shares redeemed--Class II                                                      (463,166)          (717,382)
                                                                                   ----------------   ----------------
    Net increase in shares outstanding--Class II                                             78,062             80,767
                                                                                   ================   ================

                       See Notes to Financial Statements.

                                       27

                                                                             MODEL PORTFOLIOS
                                                   -------------------------------------------------------------------------
                                                             SAVINGS ORIENTED                    CONSERVATIVE GROWTH
                                                   -----------------------------------   -----------------------------------
                                                    FOR THE PERIOD                        FOR THE PERIOD
                                                    FROM JANUARY 1,       FOR THE         FROM JANUARY 1,       FOR THE
                                                   2002 TO JUNE 30,      YEAR ENDED      2002 TO JUNE 30,      YEAR ENDED
                                                        2002            DECEMBER 31,           2002           DECEMBER 31,
                                                     (UNAUDITED)           2001            (UNAUDITED)            2001
                                                   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                            $      1,870,746   $      4,594,008   $      3,344,947   $      8,227,357
  Net realized gain on sale of investments               (1,339,640)         3,124,705         (2,734,612)         7,934,907
  Net change in unrealized appreciation
    of investments                                       (1,186,430)        (4,156,813)       (11,484,607)       (15,729,059)
                                                   ----------------   ----------------   ----------------   ----------------
  Net increase in net assets resulting
    from operations                                        (655,324)         3,561,900        (10,874,272)           433,205
                                                   ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          --         (7,661,282)                --        (14,002,741)
  Net realized gain on investments                               --         (4,407,990)                --        (12,988,555)
  In excess of net realized gain on investments                  --         (1,938,786)                --         (5,812,353)
  Return of capital                                              --           (691,580)                --         (2,197,371)
                                                   ----------------   ----------------   ----------------   ----------------
    Total distributions                                          --        (14,699,638)                --        (35,001,020)
                                                   ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                           21,480,309         57,501,046         41,061,872         89,955,808
  Reinvestment of distributions                                  --         14,699,638                 --         35,001,020
  Value of shares redeemed                              (10,335,699)       (25,126,167)       (18,791,255)       (46,258,116)
                                                   ----------------   ----------------   ----------------   ----------------
    Net increase from capital share transactions         11,144,610         47,074,517         22,270,617         78,698,712
                                                   ----------------   ----------------   ----------------   ----------------
  Total increase in net assets                           10,489,286         35,936,779         11,396,345         44,130,897
                                                   ----------------   ----------------   ----------------   ----------------
NET ASSETS at beginning of year                         137,029,329        101,092,550        280,813,097        236,682,200
                                                   ----------------   ----------------   ----------------   ----------------
NET ASSETS at end of period                        $    147,518,615   $    137,029,329   $    292,209,442   $    280,813,097
                                                   ================   ================   ================   ================
SHARE TRANSACTIONS:
  Number of shares sold                                     933,933          2,319,342          1,915,387          3,751,668
  Number of shares issued through
    reinvestment of dividends and distributions                  --            657,114                 --          1,697,431
  Number of shares redeemed                                (449,093)        (1,023,453)          (882,019)        (1,940,309)
                                                   ----------------   ----------------   ----------------   ----------------
    Net increase in shares outstanding                      484,840          1,953,003          1,033,368          3,508,790
                                                   ================   ================   ================   ================

                       See Notes to Financial Statements.

                                       28

                                                                                MODEL PORTFOLIOS
                                                   -------------------------------------------------------------------------
                                                            TRADITIONAL GROWTH                    LONG-TERM GROWTH
                                                   -----------------------------------   -----------------------------------
                                                    FOR THE PERIOD                        FOR THE PERIOD
                                                    FROM JANUARY 1,       FOR THE         FROM JANUARY 1,        FOR THE
                                                   2002 TO JUNE 30,      YEAR ENDED      2002 TO JUNE 30,      YEAR ENDED
                                                         2002           DECEMBER 31,           2002           DECEMBER 31,
                                                      (UNAUDITED)           2001            (UNAUDITED)           2001
                                                   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                            $      4,591,166   $     11,427,898   $      2,671,698   $      6,755,793
  Net realized gain on sale of investments               (2,529,797)        24,346,021         (1,161,434)        25,202,072
  Net change in unrealized appreciation
    of investments                                      (44,452,580)       (54,258,560)       (59,229,144)       (66,324,871)
                                                   ----------------   ----------------   ----------------   ----------------
  Net increase in net assets resulting
    from operations                                     (42,391,211)       (18,484,641)       (57,718,880)       (34,367,006)
                                                   ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          --        (21,413,490)                --        (14,154,913)
  Net realized gain on investments                               --        (41,389,517)                --        (47,509,680)
  In excess of net realized gain on investments                  --        (14,458,286)                --        (13,276,786)
  Return of capital                                              --         (3,190,398)                --           (229,312)
                                                   ----------------   ----------------   ----------------   ----------------
    Total distributions                                          --        (80,451,691)                --        (75,170,691)
                                                   ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                           79,536,454        157,859,011         78,985,572        138,742,916
  Reinvestment of distributions                                  --         80,451,691                 --         75,170,691
  Value of shares redeemed                              (21,899,989)       (57,807,641)       (17,871,618)       (38,550,364)
                                                   ----------------   ----------------   ----------------   ----------------
    Net increase from capital share transactions         57,636,465        180,503,061         61,113,954        175,363,243
                                                   ----------------   ----------------   ----------------   ----------------
  Total increase in net assets                           15,245,254         81,566,729          3,395,074         65,825,546
                                                   ----------------   ----------------   ----------------   ----------------
NET ASSETS at beginning of year                         571,357,468        489,790,739        533,347,948        467,522,402
                                                   ----------------   ----------------   ----------------   ----------------
NET ASSETS at end of period                        $    586,602,722   $    571,357,468   $    536,743,022   $    533,347,948
                                                   ================   ================   ================   ================
SHARE TRANSACTIONS:
  Number of shares sold                                   4,039,553          6,875,408          4,228,854          6,284,276
  Number of shares issued through
    reinvestment of dividends and distributions                  --          4,272,528                 --          4,249,332
  Number of shares redeemed                              (1,129,215)        (2,543,437)          (958,969)        (1,758,188)
                                                   ----------------   ----------------   ----------------   ----------------
    Net increase in shares outstanding                    2,910,338          8,604,499          3,269,885          8,775,420
                                                   ================   ================   ================   ================

                       See Notes to Financial Statements.

                                       29

                                                                                             MODEL PORTFOLIOS
                                                                                   -----------------------------------
                                                                                            ALL-EQUITY GROWTH
                                                                                   -----------------------------------
                                                                                    FOR THE PERIOD
                                                                                    FROM JANUARY 1,        FOR THE
                                                                                   2002 TO JUNE 30,      YEAR ENDED
                                                                                         2002           DECEMBER 31,
                                                                                      (UNAUDITED)           2001
                                                                                   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                                            $        (40,206)  $         50,186
  Net realized gain on sale of investments                                               (1,003,012)           827,551
  Net change in unrealized appreciation of investments                                   (5,440,866)        (3,032,469)
                                                                                   ----------------   ----------------
  Net increase in net assets resulting from operations                                   (6,484,084)        (2,154,732)
                                                                                   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                          --           (622,721)
  Net realized gain on investments                                                               --         (1,496,220)
  In excess of net realized gain on investments                                                  --           (716,550)
  Return of capital                                                                              --            (20,416)
                                                                                   ----------------   ----------------
    Total distributions                                                                          --         (2,855,907)
                                                                                   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                           21,042,756         35,462,826
  Reinvestment of distributions                                                                  --          2,855,907
  Value of shares redeemed                                                               (4,606,983)        (7,193,739)
                                                                                   ----------------   ----------------
    Net increase from capital share transactions                                         16,435,773         31,124,994
                                                                                   ----------------   ----------------
  Total increase in net assets                                                            9,951,689         26,114,355
                                                                                   ----------------   ----------------
NET ASSETS at beginning of year                                                          37,811,809         11,697,454
                                                                                   ----------------   ----------------
NET ASSETS at end of period                                                        $     47,763,498   $     37,811,809
                                                                                   ================   ================
SHARE TRANSACTIONS:
  Number of shares sold                                                                   1,126,026          1,637,144
  Number of shares issued through reinvestment of dividends and distributions                    --            163,288
  Number of shares redeemed                                                                (249,505)          (334,765)
                                                                                   ----------------   ----------------
    Net increase in shares outstanding                                                      876,521          1,465,667
                                                                                   ================   ================

                       See Notes to Financial Statements.

                       This Page Intentionally Left Blank

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       MONEY MARKET
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)           2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           1.00    $         1.00     $       1.00   $         1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.01              0.04             0.06             0.04
  Net realized and unrealized gain on investments
    and futures and foreign currency transactions                     0.00              0.00             0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.01              0.04             0.06             0.04
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.01)            (0.04)           (0.06)           (0.04)
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                  (0.01)            (0.04)           (0.06)           (0.04)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           1.00    $         1.00     $       1.00   $         1.00
                                                          ================    ==============     ============   ==============
Total return                                                          0.72%++           3.70%            6.05%            4.00%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        124,141    $      119,652     $     93,385   $       76,773
  Number of shares outstanding,
    end of period (000)                                            124,141           119,652           93,385           76,773
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.58%+            0.55%            0.55%            0.55%+
  Ratio of net investment income to average net assets                1.44%+            3.54%            5.89%            4.70%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                          0.64%+            0.62%            0.61%            0.60%+
Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses                                                 1.38%+            3.47%            5.83%            4.65%+
Portfolio Turnover                                                     N/A               N/A              N/A              N/A

----------
  +  --Annualized
 ++  --Not annualized
  *  --Commencement of operations
N/A  --Not applicable

                       See Notes to Financial Statements.

                                                                          INCOME PRESERVATION
                                                          ----------------------------------------------------
                                                           FOR THE PERIOD                      FOR THE PERIOD
                                                           FROM JANUARY 1,      FOR THE       FROM DECEMBER 4,
                                                          2002 TO JUNE 30,     YEAR ENDED          2000* TO
                                                                2002          DECEMBER 31,      DECEMBER 31,
                                                            (UNAUDITED)         2001(a)             2000#
                                                          ----------------    ------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $         100.00    $     100.00    $         100.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               1.91            5.06                0.47
  Net realized and unrealized gain on investments
    and futures and foreign currency transactions                     0.01            0.00**              0.00
                                                          ----------------    ------------    ----------------
TOTAL FROM INVESTMENT OPERATIONS                                      1.92            5.06                0.47
                                                          ----------------    ------------    ----------------
LESS DISTRIBUTIONS:
  From net investment income                                         (1.92)          (4.91)              (0.47)
  From net realized gains                                             0.00           (2.44)               0.00
  Reverse stock split                                                 0.00            2.44                0.00
  Return of capital                                                   0.00           (0.15)               0.00
                                                          ----------------    ------------    ----------------
TOTAL DISTRIBUTIONS                                                  (1.92)          (5.06)              (0.47)
                                                          ----------------    ------------    ----------------
NET ASSET VALUE, END OF PERIOD                            $         100.00    $     100.00    $         100.00
                                                          ================    ============    ================

Total return                                                          1.93%++         5.18%               0.46%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        435,926    $    408,910    $        329,137
  Number of shares outstanding,
    end of period (000)                                              4,359           4,089               3,213
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.84%+          0.84%               0.78%+
  Ratio of net investment income to
    average net assets                                                3.86%+          5.06%               6.90%+
Portfolio turnover                                                     149%++          213%                139%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in position.
    #  --Amounts were restated to reflect a 0.9762 reverse stock split effective
         October 31, 2001.
   **  --Rounds to less than $0.01

                       See Notes to Financial Statements.

                                                                                   US GOVERNMENT SECURITIES
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)          2001(a)            2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          10.34    $        10.07     $       9.50   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.19              0.46             0.53             0.44
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                     0.16              0.27             0.57            (0.50)
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.35              0.73             1.10            (0.06)
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.19)            (0.46)           (0.53)           (0.44)
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                  (0.19)            (0.46)           (0.53)           (0.44)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $          10.50    $        10.34     $      10.07   $         9.50
                                                          ================    ==============     ============   ==============
Total return                                                          3.37%++           7.42%           12.00%           -0.66%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        149,404    $      150,807     $     87,209   $       76,468
  Number of shares outstanding,
    end of period (000)                                             14,234            14,584            8,662            8,052
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.62%+            0.64%            0.68%            0.66%+
  Ratio of net investment income to
    average net assets                                                3.64%+            4.52%            5.54%            5.26%+
Portfolio turnover                                                      50%++            278%             121%             176%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
  (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                       See Notes to Financial Statements.

                                                                                      ASSET ALLOCATION
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                          1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)          2001(a)            2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           6.52    $         9.96     $      10.49   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.06              0.21             0.29             0.24
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                    (0.63)            (0.83)           (0.36)            0.62
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.57)            (0.62)           (0.07)            0.86
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.21)           (0.29)           (0.24)
  From net realized gains                                             0.00             (1.10)           (0.17)           (0.13)
  In excess of net realized gain on investments                       0.00             (1.22)            0.00             0.00
  Return of capital                                                   0.00             (0.29)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (2.82)           (0.46)           (0.37)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           5.95    $         6.52     $       9.96   $        10.49
                                                          ================    ==============     ============   ==============

Total return                                                         -8.74%++          -5.42%           -0.71%            8.61%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        765,436    $      876,207     $    986,504   $    1,100,101
  Number of shares outstanding,
    end of period (000)                                            128,594           134,431           99,010          104,874
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.75%+            0.75%            0.78%            0.80%+
  Ratio of net investment income to
    average net assets                                                1.98%+            2.21%            2.61%            2.68%+
Portfolio turnover                                                      12%++            107%              19%               6%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
  (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                       See Notes to Financial Statements.

                                                                                      EQUITY INCOME
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)           2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           7.12    $         8.15     $       7.16   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.04              0.11             0.15             0.18
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                    (0.27)             0.06             1.11            (0.68)
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.23)             0.17             1.26            (0.50)
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.11)           (0.15)           (0.18)
  From net realized gains                                             0.00             (0.29)           (0.12)           (2.16)
  In excess of net realized gain on investments                       0.00             (0.78)            0.00             0.00
  Return of capital                                                   0.00             (0.02)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (1.20)           (0.27)           (2.34)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           6.89    $         7.12     $       8.15   $         7.16
                                                          ================    ==============     ============   ==============
Total return                                                         -3.23%++           2.92%           17.56%           -4.60%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        655,587    $      628,075     $    522,954   $      486,690
  Number of shares outstanding,
    end of period (000)                                             95,128            88,186           64,135           67,988
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.91%+            0.92%            0.79%            0.75%+
  Ratio of net investment income to
    average net assets                                                1.30%+            1.39%            2.06%            2.08%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                          0.92%+            0.94%            0.85%            0.76%+
Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses                                                 1.29%+            1.37%            2.00%            2.07%+
Portfolio turnover                                                       6%++             16%              58%              77%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                                      GROWTH & INCOME
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)           2001              2000             1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           9.45    $        10.83     $      11.85   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.03              0.05             0.06             0.01
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                    (1.40)            (0.62)            0.44             2.31
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (1.37)            (0.57)            0.50             2.32
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.05)           (0.06)           (0.01)
  From net realized gains                                             0.00              0.00            (1.46)           (0.46)
  In excess of net realized gain on investments                       0.00             (0.70)            0.00             0.00
  Return of capital                                                   0.00             (0.06)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.81)           (1.52)           (0.47)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           8.08    $         9.45     $      10.83   $        11.85
                                                          ================    ==============     ============   ==============
Total return                                                        -14.50%++          -4.77%            4.21%           23.50%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        430,895    $      436,285     $    376,137   $      235,062
  Number of shares outstanding,
    end of period (000)                                             53,324            46,150           34,745           19,833
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.82%+            0.85%            0.79%            0.94%+
  Ratio of net investment income
    to average net assets                                             0.62%+            0.55%            0.61%            0.17%+
Ratio of expenses to average net assets prior
  to expense reductions and
  reimbursed expenses                                                 0.84%+            0.88%            0.82%            0.96%+
Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses                                                 0.60%+            0.52%            0.58%            0.15%+
Portfolio turnover                                                      14%++             58%              94%              51%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                                          GROWTH
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                               2002           FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                            (UNAUDITED)            2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           8.28    $        10.77     $      13.21   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.00)**          (0.00)**         (0.01)            0.00**
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                    (1.21)            (1.69)           (0.33)            3.95
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (1.21)             1.69            (0.34)            3.95
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.00)           (0.02)           (0.00)**
  From net realized gains                                             0.00             (0.00)           (2.08)           (0.74)
  In excess of net realized gain on investments                       0.00             (0.72)            0.00             0.00
  Return of capital                                                   0.00             (0.08)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.80)           (2.10)           (0.74)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           7.07    $         8.28     $      10.77   $        13.21
                                                          ================    ==============     ============   ==============
Total return                                                        -14.61%++         -15.21%           -2.56%           40.03%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $      2,402,775    $    2,810,546     $  3,349,618   $    3,361,695
  Number of shares outstanding,
    end of period (000)                                            339,642           339,611          311,039          254,497
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.88%+            0.88%            0.84%            0.80%+
  Ratio of net investment loss to average net assets                 -0.06%+           -0.04%           -0.07%           -0.01%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                          0.90%+            0.89%            0.86%            0.81%+
Ratio of net investment loss to average net
  assets prior to expense reductions and
  reimbursed expenses                                                -0.08%+           -0.05%           -0.09%           -0.02%+
Portfolio turnover                                                      20%++             40%              59%             129%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Rounds to less than $0.01

                       See Notes to Financial Statements.

                                                                                  AGGRESSIVE OPPORTUNITIES
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                               2002           FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)           2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          10.19    $        11.82     $      15.82   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                                (0.04)            (0.07)           (0.03)           (0.04)
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                    (2.57)            (1.56)           (1.45)            6.34
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (2.61)            (1.63)           (1.48)            6.30
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net realized gains                                             0.00              0.00            (2.52)           (0.48)
  In excess of net realized gain on investments                       0.00             (0.00)**          0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00              0.00            (2.52)           (0.48)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           7.58    $        10.19     $      11.82   $        15.82
                                                          ================    ==============     ============   ==============
Total return                                                        -25.61%++         -13.75%           -9.35%           63.39%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        660,479    $      819,047     $    850,915   $      631,505
  Number of shares outstanding, end of period (000)                 87,174            80,343           71,984           39,924
Ratios to average net assets:
  Ratio of expenses to average net assets                             1.12%+            1.19%            1.24%            1.28%+
  Ratio of net investment loss to average net assets                 -0.89%+           -0.67%           -0.28%           -0.48%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                          1.17%+            1.24%            1.25%            1.28%+
Ratio of net investment loss to average
  net assets prior to expense reductions
  and reimbursed expenses                                            -0.94%+           -0.72%           -0.29%           -0.48%+
Portfolio turnover                                                      40%++            102%              41%              50%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Rounds to less than $0.01

                       See Notes to Financial Statements.

                                                                                        INTERNATIONAL
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)           2001              2000             1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           8.20    $        10.73     $      13.76   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.06              0.06             0.07             0.08
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                     0.00             (2.23)           (2.12)            4.15
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.06             (2.17)           (2.05)            4.23
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00              0.00            (0.12)           (0.15)
  From net realized gains                                            (0.21)             0.00            (0.86)           (0.32)
  In excess of net realized gain on investments                       0.00             (0.25)            0.00             0.00
  Return of capital                                                   0.00             (0.11)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                  (0.21)            (0.36)           (0.98)           (0.47)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           8.05    $         8.20     $      10.73   $        13.76
                                                          ================    ==============     ============   ==============
Total return                                                         -1.83%++         -20.16%          -14.91%           42.62%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        312,208    $      304,357     $    326,534   $      316,937
  Number of shares outstanding,
    end of period (000)                                             38,775            37,135           30,423           23,039
Ratios to average net assets:
  Ratio of expenses to average net assets                             1.15%+            1.18%            1.13%            1.12%+
  Ratio of net investment income to average net assets                1.39%+            0.56%            0.46%            0.86%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                          1.18%+            1.20%            1.15%            1.14%+
Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses                                                 1.36%+            0.54%            0.44%            0.84%+
Portfolio turnover                                                      17%++             37%              40%              29%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                                  CORE BOND INDEX - CLASS I
                                                          --------------------------------------------------------------------
                                                            FOR THE PERIOD                                      FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                          1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                            (UNAUDITED)           2001(a)             2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          10.07    $         9.85     $       9.41   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.26              0.52             0.60             0.49
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                     0.07              0.30             0.44            (0.59)
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.33              0.82             1.04            (0.10)
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.28)            (0.60)           (0.60)           (0.49)
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                  (0.28)            (0.60)           (0.60)           (0.49)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $          10.12    $        10.07     $       9.85   $         9.41
                                                          ================    ==============     ============   ==============
Total return                                                          3.32%++           8.51%           11.43%           -1.05%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        348,474    $      343,980     $    293,330   $      261,607
  Number of shares outstanding,
    end of period (000)                                             34,419            34,158           29,767           27,796
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.47%+            0.48%            0.47%            0.47%+
  Ratio of net investment income to
    average net assets                                                5.26%+            5.58%            6.30%            5.99%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
  (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.08, an increase in net realized and unrealized gains and losses per share of $0.08 and a decrease in the ratio of net investment income to average net assets from 5.98% to 5.58%. Per share data and ratios/supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                                  CORE BOND INDEX - CLASS II
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM APRIL 5,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                               2002           FOR THE YEAR ENDED DECEMBER 31,     DECEMBER 31,
                                                             (UNAUDITED)         2001(a)            2000              1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          10.10    $         9.88     $       9.43   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.26              0.55             0.62             0.45
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                     0.08              0.29             0.45            (0.57)
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.34              0.84             1.07            (0.12)
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.29)            (0.62)           (0.62)           (0.45)
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                  (0.29)            (0.62)           (0.62)           (0.45)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $          10.15    $        10.10     $       9.88   $         9.43
                                                          ================    ==============     ============   ==============
Total return                                                          3.41%++           8.71%           11.73%           -1.19%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        119,302    $      116,664     $     81,972   $       48,288
  Number of shares outstanding,
    end of period (000)                                             11,748            11,552            8,296            5,118
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.27%+            0.28%            0.27%            0.27%+
  Ratio of net investment income to
    average net assets                                                5.32%+            5.78%            6.53%            6.26%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
  (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.07, an increase in net realized and unrealized gains and losses per share of $0.07 and a decrease in the ratio of net investment income to average net assets from 6.17% to 5.78%. Per share data and ratios/supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                               500 STOCK INDEX - CLASS I
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                            (UNAUDITED)            2001              2000           1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           9.05    $        10.43     $      11.85   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.04              0.08             0.10             0.09
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                    (1.25)            (1.37)           (1.24)            1.86
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (1.21)            (1.29)           (1.14)            1.95
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.08)           (0.07)           (0.07)
  From net realized gains                                             0.00              0.00            (0.21)           (0.03)
  Return of capital                                                   0.00             (0.01)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.09)           (0.28)           (0.10)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           7.84    $         9.05     $      10.43   $        11.85
                                                          ================    ==============     ============   ==============
Total return                                                        -13.37%++         -12.29%           -9.61%           19.52%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $         89,382    $       97,478     $    100,732   $      135,372
  Number of shares outstanding,
    end of period (000)                                             11,403            10,774            9,654           11,428
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.46%+            0.47%            0.44%            0.44%+
  Ratio of net investment income to
    average net assets                                                1.02%+            0.89%            0.83%            1.04%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                                500 STOCK INDEX - CLASS II
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM APRIL 5,
                                                          2002 TO JUNE 30,                                          1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                            (UNAUDITED)             2001             2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           8.62    $         9.95     $      11.32   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.05              0.09             0.10             0.08
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                            (1.19)            (1.31)           (1.16)            1.36
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (1.14)            (1.22)           (1.06)            1.44
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.10)           (0.10)           (0.09)
  From net realized gains                                             0.00              0.00            (0.21)           (0.03)
  Return of capital                                                   0.00             (0.01)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.11)           (0.31)           (0.12)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           7.48    $         8.62     $       9.95   $        11.32
                                                          ================    ==============     ============   ==============
Total return                                                        -13.23%++         -12.17%           -9.36%           14.44%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        130,855    $      144,574     $    149,423   $      119,236
  Number of shares outstanding,
    end of period (000)                                             17,504            16,772           15,016           10,532
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.26%+            0.27%            0.24%            0.24%+
  Ratio of net investment income to
    average net assets                                                1.22%+            1.09%            1.02%            1.23%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                                BROAD MARKET INDEX - CLASS I
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                               2002           FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                            (UNAUDITED)            2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           8.80    $        10.17     $      12.21   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.04              0.08             0.11             0.10
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                            (1.13)            (1.30)           (1.42)            2.30
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (1.09)            (1.22)           (1.31)            2.40
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.06)           (0.08)           (0.09)
  From net realized gains                                             0.00             (0.09)           (0.65)           (0.10)
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.15)           (0.73)           (0.19)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           7.71    $         8.80     $      10.17   $        12.21
                                                          ================    ==============     ============   ==============
Total return                                                        -12.39%++         -11.87%          -10.78%           24.07%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        221,010    $      255,532     $    313,268   $      519,581
  Number of shares outstanding,
    end of period (000)                                             28,658            29,040           30,814           42,539
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.48%+            0.47%            0.47%            0.46%+
  Ratio of net investment income to
    average net assets                                                0.92%+            0.85%            0.74%            0.99%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                                BROAD MARKET INDEX - CLASS II
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM APRIL 5,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)           2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           8.35    $         9.67     $      11.68   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.04              0.09             0.10             0.09
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                            (1.06)            (1.24)           (1.35)            1.80
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (1.02)            (1.15)           (1.25)            1.89
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.08)           (0.11)           (0.11)
  From net realized gains                                             0.00             (0.09)           (0.65)           (0.10)
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.17)           (0.76)           (0.21)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           7.33    $         8.35     $       9.67   $        11.68
                                                          ================    ==============     ============   ==============
Total return                                                        -12.22%++         -11.73%          -10.69%           19.01%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        214,295    $      240,617     $    248,565   $      163,050
  Number of shares outstanding,
    end of period (000)                                             29,238            28,802           25,701           13,963
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.28%+            0.27%            0.27%            0.26%+
  Ratio of net investment income to
    average net assets                                                1.12%+            1.05%            0.94%            1.18%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                                MID/SMALL COMPANY INDEX - CLASS I
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                               2002           FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)           2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          10.21    $        11.50     $      13.92   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.02              0.07             0.06             0.06
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                            (0.88)            (1.22)           (2.14)            4.02
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.86)            (1.15)           (2.08)            4.08
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.05)           (0.05)           (0.06)
  From net realized gains                                             0.00             (0.08)           (0.29)           (0.10)
  Return of capital                                                   0.00             (0.01)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.14)           (0.34)           (0.16)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           9.35    $        10.21     $      11.50   $        13.92
                                                          ================    ==============     ============   ==============
Total return                                                         -8.42%++          -9.90%          -14.91%           40.90%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $         29,999    $       30,220     $     33,805   $       21,548
  Number of shares outstanding,
    end of period (000)                                              3,208             2,959            2,940            1,548
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.53%+            0.55%            0.51%            0.60%+
  Ratio of net investment income to
    average net assets                                                0.55%+            0.63%            0.52%            0.75%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                             MID/SMALL COMPANY INDEX - CLASS II
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM APRIL 5,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)           2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           9.78    $        11.02     $      13.37   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.03              0.08             0.09             0.07
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                            (0.85)            (1.16)           (2.06)            3.48
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.82)            (1.08)           (1.97)            3.55
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.08)           (0.09)           (0.08)
  From net realized gains                                             0.00             (0.08)           (0.29)           (0.10)
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.16)           (0.38)           (0.18)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           8.96    $         9.78     $      11.02   $        13.37
                                                          ================    ==============     ============   ==============
Total return                                                         -8.38%++          -9.65%          -14.75%           35.64%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $         29,078    $       30,158     $     34,334   $        9,296
  Number of shares outstanding,
    end of period (000)                                              3,245             3,085            3,115              695
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.33%+            0.35%            0.31%            0.40%+
  Ratio of net investment income to
    average net assets                                                0.75%+            0.83%            0.73%            0.97%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                               OVERSEAS EQUITY INDEX - CLASS I
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM MARCH 1,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                            (UNAUDITED)            2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           7.78    $        10.13     $      12.75   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.08              0.09             0.16             0.11
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                            (0.23)            (2.30)           (2.10)            2.88
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.15)            (2.21)           (1.94)            2.99
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.07)           (0.11)           (0.17)
  From net realized gains                                             0.00             (0.01)           (0.57)           (0.07)
  Return of capital                                                   0.00             (0.06)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.14)           (0.68)           (0.24)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           7.63    $         7.78     $      10.13   $        12.75
                                                          ================    ==============     ============   ==============
Total return                                                         -1.93%++         -21.77%          -15.21%           30.03%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $         37,170    $       35,682     $     34,167   $       48,416
  Number of shares outstanding,
  end of period (000)                                                4,871             4,581            3,372            3,798
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.70%+            0.68%            0.67%            0.95%+
  Ratio of net investment income to
    average net assets                                                2.13%+            1.05%            1.07%            1.17%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                              OVERSEAS EQUITY INDEX - CLASS II
                                                          --------------------------------------------------------------------
                                                           FOR THE PERIOD                                       FOR THE PERIOD
                                                           FROM JANUARY 1,                                       FROM APRIL 5,
                                                          2002 TO JUNE 30,                                         1999* TO
                                                                2002          FOR THE YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                             (UNAUDITED)           2001              2000            1999
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           7.40    $         9.64     $      12.19   $        10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.08              0.10             0.13             0.15
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                            (0.22)            (2.19)           (1.96)            2.30
                                                          ----------------    --------------     ------------   --------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.14)            (2.09)           (1.83)            2.45
                                                          ----------------    --------------     ------------   --------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (0.08)           (0.15)           (0.19)
  From net realized gains                                             0.00             (0.01)           (0.57)           (0.07)
  Return of capital                                                   0.00             (0.06)            0.00             0.00
                                                          ----------------    --------------     ------------   --------------
TOTAL DISTRIBUTIONS                                                   0.00             (0.15)           (0.72)           (0.26)
                                                          ----------------    --------------     ------------   --------------
NET ASSET VALUE, END OF PERIOD                            $           7.26    $         7.40     $       9.64   $        12.19
                                                          ================    ==============     ============   ==============
Total return                                                         -1.89%++         -21.56%          -15.02%           24.59%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $          8,646    $        8,234     $      9,950   $        8,623
  Number of shares outstanding,
    end of period (000)                                              1,191             1,113            1,033              708
Ratios to average net assets:
  Ratio of expenses to average net assets**                           0.50%+            0.48%            0.47%            0.75%+
  Ratio of net investment income to
    average net assets                                                2.14%+            1.28%            1.20%            1.53%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                              MODEL PORTFOLIO
                                                                              SAVINGS ORIENTED
                                                          -----------------------------------------------------
                                                           FOR THE PERIOD                       FOR THE PERIOD
                                                           FROM JANUARY 1,     FOR THE YEAR    FROM DECEMBER 4,
                                                          2002 TO JUNE 30,        ENDED            2000* TO
                                                               2002            DECEMBER 31,      DECEMBER 31,
                                                             (UNAUDITED)           2001               2000
                                                          ----------------    --------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          22.91    $        25.09   $          25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.29              0.96               0.16
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                            (0.39)            (0.32)              0.21
                                                          ----------------    --------------   ----------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.10)             0.64               0.37
                                                          ----------------    --------------   ----------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (1.47)             (0.15)
  From net realized gains                                             0.00             (0.85)             (0.13)
  In excess of net realized gain on investments                       0.00             (0.37)              0.00
  Return of capital                                                   0.00             (0.13)              0.00
                                                          ----------------    --------------   ----------------
TOTAL DISTRIBUTIONS                                                   0.00             (2.82)             (0.28)
                                                          ----------------    --------------   ----------------
NET ASSET VALUE, END OF PERIOD                            $          22.81    $        22.91   $          25.09
                                                          ================    ==============   ================
Total return                                                         -0.44%++           2.81%              1.48%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        147,519    $      137,029   $        101,093
  Number of shares outstanding,
    end of period (000)                                              6,466             5,982              4,029
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.16%+            0.18%              0.13%+
  Ratio of net investment income to
    average net assets                                                2.70%+            3.76%              8.95%+
Portfolio turnover                                                       5%++             14%                 2%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                              MODEL PORTFOLIO
                                                                            CONSERVATIVE GROWTH
                                                          -----------------------------------------------------
                                                           FOR THE PERIOD                       FOR THE PERIOD
                                                           FROM JANUARY 1,     FOR THE YEAR    FROM DECEMBER 4,
                                                          2002 TO JUNE 30,        ENDED            2000* TO
                                                                2002           DECEMBER 31,      DECEMBER 31,
                                                             (UNAUDITED)           2001              2000
                                                          ----------------    --------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          21.52    $        24.81   $          25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.24              0.83               0.14
  Net realized and unrealized gain on
    investments and futures and foreign
    currency transactions                                            (1.01)            (0.95)              0.33
                                                          ----------------    --------------   ----------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.77)            (0.12)              0.47
                                                          ----------------    --------------   ----------------
LESS DISTRIBUTIONS:
  From net investment income                                          0.00             (1.27)             (0.14)
  From net realized gains                                             0.00             (1.17)             (0.52)
  In excess of net realized gain on investments                       0.00             (0.53)              0.00
  Return of capital                                                   0.00             (0.20)              0.00
                                                          ----------------    --------------   ----------------
TOTAL DISTRIBUTIONS                                                   0.00             (3.17)             (0.66)
                                                          ----------------    --------------   ----------------
NET ASSET VALUE, END OF PERIOD                            $          20.75    $        21.52   $          24.81
                                                          ================    ==============   ================
Total return                                                         -3.58%++           0.09%              1.89%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        292,209    $      280,813   $        236,682
  Number of shares outstanding,
    end of period (000)                                             14,081            13,048              9,539
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.15%+            0.15%              0.12%+
  Ratio of net investment income to
    average net assets                                                2.34%+            3.17%              8.26%+
Portfolio turnover                                                       7%++             15%                 1%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                                            MODEL PORTFOLIO
                                                                                          TRADITIONAL GROWTH
                                                                          ---------------------------------------------------
                                                                          FOR THE PERIOD                      FOR THE PERIOD
                                                                          FROM JANUARY 1,     FOR THE YEAR   FROM DECEMBER 4,
                                                                          2002 TO JUNE 30,       ENDED           2000* TO
                                                                               2002           DECEMBER 31,     DECEMBER 31,
                                                                            (UNAUDITED)           2001             2000
                                                                          ----------------    ------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  20.06          $  24.64         $  25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                           0.15              0.57             0.14
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                                        (1.52)            (1.69)            0.47
                                                                              --------          --------         --------
TOTAL FROM INVESTMENT OPERATIONS                                                 (1.37)            (1.12)            0.61
                                                                              --------          --------         --------
LESS DISTRIBUTIONS:
  From net investment income                                                      0.00             (0.92)           (0.14)
  From net realized gains                                                         0.00             (1.78)           (0.83)
  In excess of net realized gain on investments                                   0.00             (0.62)            0.00
  Return of capital                                                               0.00             (0.14)            0.00
                                                                              --------          --------         --------
TOTAL DISTRIBUTIONS                                                               0.00             (3.46)           (0.97)
                                                                              --------          --------         --------
NET ASSET VALUE, END OF PERIOD                                                $  18.69          $  20.06         $  24.64
                                                                              ========          ========         ========
Total return                                                                     -6.83%            -3.62%            2.46%++
Ratios/Supplemental data:
  Net assets, end of period (000)                                             $586,603          $571,357         $489,791
  Number of shares outstanding,
    end of period (000)                                                         31,393            28,482           19,678
Ratios to average net assets:
  Ratio of expenses to average net assets                                         0.14%+            0.15%            0.11%+
  Ratio of net investment income to
    average net assets                                                            1.58%+            2.20%            8.22%+
Portfolio turnover                                                                   7%++             13%               0%++**

----------
     +  --Annualized
    ++  --Not annualized
     *  --Commencement of operations
    **  --Rounds to less than 1%

                       See Notes to Financial Statements.

                                                                                            MODEL PORTFOLIO
                                                                                           LONG-TERM GROWTH
                                                                          ---------------------------------------------------
                                                                          FOR THE PERIOD                      FOR THE PERIOD
                                                                          FROM JANUARY 1,     FOR THE YEAR   FROM DECEMBER 4,
                                                                          2002 TO JUNE 30,       ENDED           2000* TO
                                                                               2002           DECEMBER 31,     DECEMBER 31,
                                                                            (UNAUDITED)           2001             2000
                                                                          ----------------    ------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  19.16          $  24.53         $  25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                           0.09              0.36             0.15
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                                        (1.99)            (2.39)            0.66
                                                                              --------          --------         --------
TOTAL FROM INVESTMENT OPERATIONS                                                 (1.90)            (2.03)            0.81
                                                                              --------          --------         --------
LESS DISTRIBUTIONS:
  From net investment income                                                      0.00             (0.62)           (0.15)
  From net realized gains                                                         0.00             (2.11)           (1.13)
  In excess of net realized gain on investments                                   0.00             (0.59)            0.00
  Return of capital                                                               0.00             (0.02)            0.00
                                                                              --------          --------         --------
TOTAL DISTRIBUTIONS                                                               0.00             (3.34)           (1.28)
                                                                              --------          --------         --------
NET ASSET VALUE, END OF PERIOD                                                $  17.26          $  19.16         $  24.53
                                                                              ========          ========         ========
Total return                                                                     -9.92%++          -7.15%            3.23%++
Ratios/Supplemental data:
  Net assets, end of period (000)                                             $536,743          $533,348         $467,522
  Number of shares outstanding,
    end of period (000)                                                         31,102            27,832           19,056
Ratios to average net assets:
  Ratio of expenses to average net assets                                         0.14%+            0.15%            0.11%+
  Ratio of net investment income to
    average net assets                                                            0.99%+            1.40%            8.05%+
Portfolio turnover                                                                   5%++             10%               0%++**

----------
     +  --Annualized
    ++  --Not annualized
     *  --Commencement of operations
    **  --Rounds to less than 1%

                       See Notes to Financial Statements.

                                                                                              MODEL PORTFOLIO
                                                                                             ALL-EQUITY GROWTH
                                                                          ---------------------------------------------------
                                                                          FOR THE PERIOD                      FOR THE PERIOD
                                                                          FROM JANUARY 1,     FOR THE YEAR   FROM DECEMBER 4,
                                                                          2002 TO JUNE 30,        ENDED          2000* TO
                                                                               2002           DECEMBER 31,     DECEMBER 31,
                                                                            (UNAUDITED)           2001             2000
                                                                          ----------------    ------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  19.41          $  24.27         $  25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                   (0.01)             0.13             0.16
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                                        (2.49)            (3.05)            0.72
                                                                              --------          --------         --------
TOTAL FROM INVESTMENT OPERATIONS                                                 (2.50)            (2.92)            0.88
                                                                              --------          --------         --------
LESS DISTRIBUTIONS:
  From net investment income                                                      0.00             (0.42)           (0.16)
  From net realized gains                                                         0.00             (1.02)           (1.45)
  In excess of net realized gain on investments                                   0.00             (0.49)            0.00
  Return of capital                                                               0.00             (0.01)            0.00
                                                                              --------          --------         --------
TOTAL DISTRIBUTIONS                                                               0.00             (1.94)           (1.61)
                                                                              --------          --------         --------
NET ASSET VALUE, END OF PERIOD                                                $  16.91          $  19.41         $  24.27
                                                                              ========          ========         ========
Total return                                                                    -12.88%++         -11.13%            3.53%++
Ratios/Supplemental data:
  Net assets, end of period (000)                                             $ 47,763          $ 37,812         $ 11,697
  Number of shares outstanding,
    end of period (000)                                                          2,824             1,948              482
Ratios to average net assets:
  Ratio of expenses to average net assets                                         0.18%+            0.20%            0.13%+
  Ratio of net investment income (loss) to
    average net assets                                                           -0.18%+            0.21%            9.23%+
Portfolio turnover                                                                   6%++             18%               2%++

----------
     +  --Annualized
    ++  --Not annualized
     *  --Commencement of operations

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                        NOTES TO THE FINANCIAL STATEMENTS

1.   ORGANIZATION

     The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company organized as a Delaware business trust. The Company commenced operations on March 1, 1999 and currently consists of the following series (individually the "Fund"):

     THE "FUNDS":                          THE "INDEX FUNDS":                   THE "MODEL PORTFOLIO FUNDS":
     Money Market Fund                     Core Bond Index Fund                 Savings Oriented Fund
     Income Preservation Fund              500 Stock Index Fund                 Conservative Growth Fund
     US Government Securities Fund         Broad Market Index Fund              Traditional Growth Fund
     Asset Allocation Fund                 Mid/Small Company Index Fund         Long-Term Growth Fund
     Equity Income Fund                    Overseas Equity Index Fund           All-Equity Growth Fund
     Growth & Income Fund
     Growth Fund
     Aggressive Opportunities Fund
     International Fund

     The Income Preservation Fund and the Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, the Model Portfolio Long-Term Growth Fund, and the Model Portfolio All-Equity Growth Fund commenced operations on December 4, 2000 by acquiring all of the assets of certain funds of the ICMA Retirement Trust. The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed funds.

     The Funds and Model Portfolio Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective fund services and investor services fees. Shareholders of each Index Fund bear the common expenses of the Index Fund and earn income from the Master Portfolio pro rata based on the daily net assets of each class. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

   INDEX FUND STRUCTURE

     Each Index Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities in the portfolio, the feeder fund, which is offered to the Index Fund Shareholders, invests in a Master Portfolio that has substantially the same investment objectives as the feeder fund. It is the Master Portfolio that actually invests in individual securities. Barclays Global Fund Advisors (BGFA) is the investment adviser for the Master Portfolios. The Index Funds invest in the following Master Portfolios:

                           INDEX FUND                 INVESTS IN         MASTER PORTFOLIO
                           -----------------          ----------        -------------------
                           Core Bond                   ------->         Bond Index
                           500 Stock                   ------->         S&P 500 Index
                           Broad Market                ------->         U.S. Equity Index
                           Mid/Small Company           ------->         Extended Index
                           Overseas Equity             ------->         International Index

     The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Index Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. In the preparation of the financial statements, management makes estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENT POLICY AND SECURITY VALUATION

     The equity securities of each Fund are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued using pricing matrices obtained through FT Interactive Data Corp. and other commercial pricing services. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any security for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors.

     The value of each Index Fund's interest in the net assets of the Master Portfolio in which it invests reflects that Index Fund's interest in the net assets of that Master Portfolio (84.25%, 8.46%, 100.00%, 38.74% and 46.76%) for
the Bond Index, S&P 500 Index, U.S. Equity Index, Extended Index and International Index Master Portfolios, respectively, as of June 30, 2002. See "Investment Policy and Security Valuation" for the Master Portfolios included elsewhere in this report.

     The Model Portfolio Funds invest in certain other Vantagepoint Funds ("underlying funds") rather than investing directly in a portfolio of securities. Each Model Portfolio Fund is diversified among various asset classes and each reflects a different degree of potential risk and reward. Shares of underlying funds are valued at their net asset value as reported on each business day.

     The Money Market Fund invests all of its assets in the Short Term Investments Co. Liquid Assets Portfolio Institutional Class. The Short Term Investments Co. Liquid Assets Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security's historical cost adjusted for amortization of discount or premium, if any, approximates market value.

     The Income Preservation Fund seeks to maintain a stable net asset value of $100.00 by investing primarily in high-quality debt securities, and entering into wrapper agreements. Wrapper agreements permit book value accounting (cost plus accrued interest) for the securities and offset daily market fluctuations. The wrapper agreements are nontransferable but provide for benefit responsive withdrawals by shareholders at the contract value in accordance with the provisions of the plan. Wrapper agreements are reported at their estimated fair value. In determining fair value, the Company primarily considers such factors as the benefit responsiveness of the investment contract and the ability of the parties to the wrapper agreement to perform in accordance with the terms of the agreement. Generally, fair value approximates contract value (contributions made plus interest accrued at the contract rate, less withdrawals and fees). If, however, an event has occurred that may impair the ability of the contract issuer to perform in accordance with the contract terms, fair value may be less than contract value. The fair value of investment contracts that are not benefit-responsive is determined by or under the supervision of the Company, generally by discounting the related cash flows based on current yields of similar instruments with comparable durations.

   FOREIGN CURRENCY

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income of the Core Bond Index Fund and US Government Securities Fund are declared and paid monthly. Dividends to shareholders from net investment income of the Money Market Fund and Income Preservation Fund are declared daily and paid monthly. Dividends to shareholders from net investment income of the remaining Funds, Index Funds and Model Portfolio Funds are declared and paid annually. Distributions to shareholders from any net realized capital gains are generally declared and paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, dividends payable, and differing characterization of distributions made by each Fund as a whole.

   FEDERAL INCOME TAXES

     Each of the Funds intends to qualify as a regulated investment company under Subchapter M of the Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes is required.

   FUTURES CONTRACTS

     The Funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of June 30, 2002, the following Funds had open futures contracts:

   INCOME PRESERVATION

NUMBER OF                                                                        NOTIONAL         NET UNREALIZED
CONTRACTS                   TYPE                        EXPIRATION DATE       CONTRACT VALUE       APPRECIATION
---------                   ----                        ---------------       --------------      --------------
OPEN PURCHASE CONTRACTS:
23,000,000       CBT U.S. 10 Year Treasury Note         September 2002        $  24,663,906         $  499,687
  2,600,000      CBT U.S. Long Bond                     September 2002        $   2,672,313             31,079
                                                                                                    ----------
                                                   TOTAL UNREALIZED APPRECIATION ON FUTURES         $  530,766
                                                                                                    ==========

   ASSET ALLOCATION

                                                                                                  NET UNREALIZED
NUMBER OF                                                                        NOTIONAL          APPRECIATION/
CONTRACTS                   TYPE                        EXPIRATION DATE       CONTRACT VALUE      (DEPRECIATION)
---------                   ----                        ---------------       --------------      --------------
OPEN PURCHASE CONTRACTS:
      91,000     CBT U.S. Long Bond                     September 2002        $   9,353,094        $   215,722
     107,500     CME S&P 500 Index                      September 2002        $ 106,435,750         (5,182,244)
                                                                                                   -----------
                                                   TOTAL UNREALIZED DEPRECIATION ON FUTURES        $(4,966,522)
                                                                                                   ===========

   GROWTH

NUMBER OF                                                                        NOTIONAL         NET UNREALIZED
CONTRACTS                   TYPE                        EXPIRATION DATE       CONTRACT VALUE       DEPRECIATION
---------                   ----                        ---------------       --------------      --------------
OPEN PURCHASE CONTRACTS:
       1,500     CME S&P 500 Index                      September 2002        $   1,485,150        $   (38,330)
                                                                                                   -----------
                                                   TOTAL UNREALIZED DEPRECIATION ON FUTURES        $   (38,330)
                                                                                                   ===========

   REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreement") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's schedule of investments. The Funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on June 30, 2002 are collateralized by U.S. Government Securities. If the custodian or counterparty becomes bankrupt, the Funds' realization of collateral might be delayed, or the Funds may incur a cost or possible losses of principal and income in selling the collateral.

   WRAPPER AGREEMENTS

     The Income Preservation Fund will seek to maintain a stable net asset value ("NAV") by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers"). These agreements are designed to maintain the Fund's NAV at a stable share price. These agreements offset daily market value fluctuations by permitting book value accounting for the fixed income securities. Risks of purchasing wrapper agreements include the possibility that the wrapper agreement purchased by the Fund will fail to achieve the goal of limiting fluctuations in the Fund's NAV. Wrap providers do not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaults on payment of principal or interest or has its credit rating downgraded, the Fund may have to sell such a security quickly and at a price that may not reflect its book value, and the wrapper agreements will not shield the Fund from any resultant loss. Additionally, the wrapper agreements are not liquid investments. As of June 30, 2002, the Fund has entered into wrapper agreements with Bank of America, N.A. and AIG Financial Products and the current fees related to these agreements are 0.13% and 0.13%, respectively, of the average net assets assigned to each contract of the Fund.

   OPTION CONTRACTS

     The Income Preservation Fund may use options to obtain exposure to fixed income sectors without incurring leverage. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Written option activity for the six months ended June 30, 2002, was as follows:

                                                        PUT OPTIONS
                                                 CONTRACTS         PREMIUM
                                                 ---------        ---------
     INCOME PRESERVATION FUND
     Beginning Balance as of 12/31/2001                134        $  81,097
     contracts written                                  --               --
     contracts closed                                 (134)       $ (81,097)
     contracts expired                                  --               --
     ending balance as of 06/30/2002                     0        $       0

At June 30, 2002, there were no written options open or outstanding.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of June 30, 2002, the Funds had the following open forward foreign currency exchange contracts outstanding:

   INTERNATIONAL FUND

                                  EXCHANGE            FOREIGN CURRENCY      U.S. DOLLAR VALUE     NET UNREALIZED
CURRENCY                            DATE            COST/PROCEEDS (U.S.$)   AT JUNE 30, 2002        GAIN/(LOSS)
--------                         ----------         ---------------------   -----------------     --------------
PURCHASE CONTRACTS

Australian Dollar                07/03/2002              $  357,565             $  381,580          $   24,015
                                 07/16/2002                 410,231                436,899              26,668
British Pound Sterling           07/01/2002                  28,221                 28,116                (105)
Euro Dollar                      07/01/2002                 525,787                524,131              (1,656)
                                 07/03/2002                 357,714                403,207              45,493
                                 07/15/2002                 299,755                337,383              37,628
                                 07/18/2002                 651,780                734,091              82,311
                                 07/22/2002                 257,483                287,875              30,392
                                 07/29/2002                 908,000                999,295              91,295
                                 08/21/2002                 451,041                482,887              31,846
                                 08/28/2002                 251,003                269,912              18,909
                                 08/30/2002               1,181,168              1,315,639             134,471
                                 09/12/2002                 523,378                544,036              20,658
                                 09/18/2002               1,011,063              1,147,293             136,230
                                 09/26/2002                 155,521                173,120              17,599
                                 09/27/2002                 460,665                471,032              10,367
                                 09/30/2002               1,544,618              1,763,692             219,074
                                 10/28/2002               1,216,570              1,338,107             121,537
                                 11/21/2002                 259,171                280,907              21,736
                                 12/04/2002                 454,349                461,722               7,373
Japanese Yen                     07/01/2002                 166,535                165,722                (813)
                                 07/16/2002                 415,767                443,058              27,291
Norwegian Krone                  07/01/2002                  11,411                 11,339                 (72)
Swiss Franc                      07/01/2002                  51,607                 51,413                (194)
                                                                                                    ----------
                                                           NET GAIN ON PURCHASE CONTRACTS           $1,102,053
                                                                                                    ==========

SALE CONTRACTS

Australian Dollar                07/16/2002                 415,767                436,899          $  (21,132)
British Pound Sterling           09/12/2002                 523,378                543,147             (19,769)
                                 09/26/2002                 155,521                165,127              (9,606)
                                 10/28/2002               1,216,570              1,269,275             (52,705)
Canadian Dollar                  08/21/2002                 451,041                458,126              (7,085)
                                 08/30/2002                 516,010                519,679              (3,669)
Euro Dollar                      07/01/2002                 242,869                242,996                (127)
Hong Kong Dollar                 07/02/2002                 137,964                137,965                  (1)

                                       61

                                  EXCHANGE             FOREIGN CURRENCY     U.S. DOLLAR VALUE     NET UNREALIZED
CURRENCY                            DATE            COST/PROCEEDS (U.S.$)   AT JUNE 30, 2002        GAIN/(LOSS)
--------                         ----------         ---------------------   -----------------     --------------
Japanese Yen                     07/01/2002              $    3,021             $    3,029          $       (8)
                                 07/03/2002                 715,279                790,939             (75,660)
                                 07/15/2002                 299,755                328,993             (29,238)
                                 07/16/2002                 401,982                443,058             (41,076)
                                 07/18/2002                 651,780                713,589             (61,809)
                                 07/22/2002                 257,483                279,541             (22,058)
                                 08/28/2002                 251,003                262,168             (11,165)
                                 08/30/2002               1,133,158              1,268,293            (135,135)
                                 09/18/2002               1,011,063              1,091,626             (80,563)
                                 09/27/2002                 460,665                470,515              (9,850)
                                 09/30/2002               1,546,339              1,719,440            (173,101)
                                 11/21/2002                 259,171                274,285             (15,114)
Mexican Peso                     12/04/2002                 454,349                440,403              13,946
Swiss Franc                      07/01/2002                   9,840                  9,898                 (58)
                                                                                                    ----------

                                                     NET LOSS ON SALE CONTRACTS                     $ (754,983)
                                                     NET UNREALIZED GAIN ON FORWARD
                                                     FOREIGN CURRENCY CONTRACTS                     $  347,070
                                                                                                    ==========

3.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Vantagepoint Investment Advisers LLC (the "VIA"), a wholly owned subsidiary of the ICMA Retirement Corporation ("RC"), provides investment advisory services to each of the Funds, Index Funds and Model Portfolio Funds. Pursuant to a Master Advisory Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Fund and Model Portfolio Fund and 0.05% of the average daily net assets of Class I and Class II for the Index Funds. VIA contracts with one or more sub-advisers ("subadviser") for the day-to-day management of each of the Funds and Index Funds. The Model Portfolio Funds do not have subadviser fees. Each subadviser is paid a fee by the Funds during the year based on average net assets under management. The fee structure for many of the sub-advisers provide for a range of fees so that as average net assets of a Fund increase the fee paid decreases. With other subadvisers, one fee is applicable to all levels of assets under management. The specifics of each subadviser's fee are presented in detail in the Funds' prospectus and statement of additional information. Presented below are the fees paid by the Funds' as a percentage of average net assets for the six months ended June 30, 2002:

                                                                                                        FEE AS A
                                                                                                      PERCENTAGE OF
                                                                                                      AVERAGE DAILY
FUND                                            SUBADVISER                                             NET ASSETS
----                                            ----------                                            -------------
Money Market                    AIM Advisors, Inc.****                                                   0.12%

Income Preservation             Payden & Rygel Investment Counsel                                        0.10%

                                Pacific Investment Management Company, LLC                               0.25%

                                Wellington Management Company, LLP                                       0.23%

US Government Securities        Seix Investment Advisors, Inc.                                           0.10%

Asset Allocation                Mellon Capital Management Corp.                                          0.22%

                                       62

                                                                                                        FEE AS A
                                                                                                      PERCENTAGE OF
                                                                                                      AVERAGE DAILY
FUND                                            SUBADVISER                                             NET ASSETS
----                                            ----------                                            -------------
Equity Income                   Barrow, Hanley, Mewhinney and Strauss, Inc.                              0.29%

                                Southeastern Asset Management, Inc.                                      0.56%

                                T. Rowe Price Associates, Inc.                                           0.40%

Growth & Income                 Capital Guardian Trust Company**                                         0.28%

                                T. Rowe Price Associates, Inc.                                           0.40%

                                Wellington Management Company, LLP                                       0.32%

Growth                          Atlanta Capital Management Company, LLC                                  0.39%

                                Barclays Global Fund Advisors                                            0.02%

                                Brown Capital Management, Inc.                                           0.35%

                                Fidelity Management Trust Company                                        0.61%

                                TCW Investment Management, Company                                       0.38%

                                Tukman Investment Management                                             0.50%

Aggressive Opportunities        MFS Institutional Advisers, Inc.                                         0.57%

                                Roxbury Capital Management                                               0.64%

                                TCW Investment Management Company                                        0.63%

International                   Capital Guardian Trust Company*                                          0.50%

                                Lazard Asset Management                                                  0.50%

                                T. Rowe Price International, Inc.                                        0.58%

Core Bond Index                 Barclays Global Fund Advisors***                                         0.08%

500 Stock Index                 Barclays Global Fund Advisors***                                         0.05%

Broad Market Index              Barclays Global Fund Advisors***                                         0.08%

Mid/Small Company Index         Barclays Global Fund Advisors***                                         0.10%

Overseas Equity Index           Barclays Global Fund Advisors***                                         0.25%

----------
   * Minimum fee of $167,500 per year.
  ** Minimum fee of $337,000 per year.
 *** Allocated from Master Investment Portfolio (Note 1).
**** Fee is applicable for all money market assets which are invested in a registered money market fund, whose advisor is AIM Advisors, Inc.

     Vantagepoint Transfer Agents LLC ("VTA"), a wholly owned subsidiary of RC, is the Transfer Agent for the Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Vantagepoint Funds, VTA is entitled to receive a fee for investor services and fund services stated as an annual percentage of average daily net assets. For all funds, except the Index Funds, VTA receives 0.20% for investor services and 0.15% for fund services. For Class I Shares of the Index Funds, VTA receives 0.15% for investor services and 0.15% for fund services. For Class II Shares of the Index Funds, VTA receives 0.05% for investor services and 0.05% for fund services.

     Investors Bank & Trust Company ("IBT") serves as the Custodian to each Fund in the Company and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets. IBT also provides administrative services for the Funds, Index Funds and Model Portfolio Funds.

   EXPENSES

     The Model Portfolio Funds will incur fees and expenses indirectly as shareholders in the underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio Funds may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio Funds will vary.

     Beginning April 1, 2001, a transaction fee of 2% may be applied to the value of amounts withdrawn from the Income Preservation Fund by IRA investors. This fee will be applied only during periods beginning when the current yield of Money Market Funds, as measured by the yield of the Vantagepoint Money Market Fund, exceed the current yield of the Income Preservation Fund. The fee will be removed at such time as the current yield of the Income Preservation Fund exceeds that of the Money Market Fund by 0.25% or 25 basis points. For Vantagepoint Elite investors, a redemption fee of $50 and an exchange fee of $8 will be charged on the redemption or exchange of shares from any of the Funds, except the Money Market Fund, held for less than one year. Exchanges from the Money Market Fund to any other Fund may be made without incurring the exchange fee. Redemptions of shares of the Money Market Fund held less than one year will be subject to a $30 redemption fee.

   FEE WAIVER

     VIA originally agreed for a period of two years from March 31, 1999, to waive any fees that would result in total Fund expenses of the Money Market Fund in excess of an annual amount of 0.55% of average net assets. This waiver continued in place until May 1, 2002.

4.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for each Fund and Model Portfolio Fund for the period ended June 30, 2002 are as follows:

                                             INCOME         US GOVERNMENT         ASSET
AGGREGATE PURCHASES AND SALES OF:         PRESERVATION       SECURITIES         ALLOCATION     EQUITY INCOME
---------------------------------        ---------------   ---------------   ---------------   -------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                        $   517,574,002   $    69,327,891   $            --   $          --
Sales proceeds                               410,443,192        68,044,248       195,671,884              --

OTHER SECURITIES:
Purchases at cost                        $   140,285,655   $            --   $    96,955,642   $  99,147,296
Sales proceeds                               122,258,038                --        14,882,994      35,179,654

                                            GROWTH &                           AGGRESSIVE
AGGREGATE PURCHASES AND SALES OF:            INCOME             GROWTH        OPPORTUNITIES    INTERNATIONAL
---------------------------------        ---------------   ---------------   ---------------   -------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                        $            --   $            --   $            --   $          --
Sales proceeds                                        --                --                --              --

OTHER SECURITIES:
Purchases at cost                        $   117,215,339   $   530,642,370   $   302,975,226   $  68,881,040
Sales proceeds                                59,436,810       515,915,714       283,212,246      50,801,831

                                       64

                                             SAVINGS        CONSERVATIVE       TRADITIONAL       LONG-TERM
AGGREGATE PURCHASES AND SALES OF:            ORIENTED          GROWTH            GROWTH           GROWTH
---------------------------------        ---------------   ---------------   ---------------   -------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                        $            --   $            --   $            --   $          --
Sales proceeds                                        --                --                --              --

OTHER SECURITIES:
Purchases at cost                        $    20,163,176   $    47,062,320   $   100,808,956   $  90,238,642
Sales proceeds                                 6,434,249        20,188,522        38,290,086      26,245,954

                                           ALL-EQUITY
AGGREGATE PURCHASES AND SALES OF:            GROWTH
---------------------------------        ---------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                        $            --
Sales proceeds                                        --

OTHER SECURITIES:
Purchases at cost                        $    19,032,934
Sales proceeds                                 2,632,536

5.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At June 30, 2002, net unrealized appreciation (depreciation) on securities transactions was as follows:

                                                              GROSS           GROSS       NET UNREALIZED
                                                            UNREALIZED      UNREALIZED     APPRECIATION/
                                            COST           APPRECIATION    DEPRECIATION   (DEPRECIATION)
                                        ---------------   -------------   -------------   --------------
Money Market                            $   124,161,357              --              --               --
Income Preservation                         504,270,619   $   6,532,885   $     720,090   $    5,812,795
US Government Securities                    181,218,570       1,485,894         115,219        1,370,675
Asset Allocation                            860,879,168      52,526,847      78,252,686      (25,725,839)
Equity Income                               712,375,001      75,564,771      70,286,460        5,278,311
Growth & Income                             518,573,183      27,410,684      78,362,798      (50,952,114)
Growth                                    3,051,429,889     220,872,015     663,779,721     (442,907,706)
Aggressive Opportunities                    912,460,088      54,977,919     187,365,043     (132,387,124)
International                               368,354,055      19,347,405      54,298,598      (34,951,193)
Savings Orientated                          152,853,166         655,586       6,282,969       (5,627,383)
Conservative Growth                         324,077,850         729,366      33,120,049      (32,390,683)
Traditional Growth                          698,490,898       1,598,585     114,168,688     (112,570,103)
Long-Term Growth                            676,725,371       3,311,238     143,627,872     (140,316,634)
All-Equity Growth                            57,783,049              --      10,003,736      (10,003,736)

6.   PORTFOLIO SECURITIES LOANED

     As of June 30, 2002, certain Funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each Fund receives compensation for providing services in connection with the securities lending program. The risks to the Funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                          SECURITIES
     FUND                                  ON LOAN         COLLATERAL
     ----                               --------------   --------------
     Income Preservation                $    4,676,323   $    4,795,200
     US Government Securities               33,150,026       34,038,581
     Asset Allocation                       85,174,298       88,080,396
     Equity Income                          58,158,475       60,624,448
     Growth & Income                        33,795,895       35,253,813
     Growth                                195,286,559      202,927,274
     Aggressive Opportunities              155,305,511      162,587,632
     International                          22,536,021       23,891,484

7.   TRANSACTIONS WITH AFFILIATED FUNDS

     At June 30, 2002, the Model Portfolio Funds held investments in a number of funds. The figures presented below represent the percentage of shares outstanding in each of the underlying funds owned by the Model Portfolio Funds:

                                     SAVINGS   CONSERVATIVE   TRADITIONAL   LONG-TERM   ALL-EQUITY
UNDERLYING FUND                     ORIENTED      GROWTH        GROWTH       GROWTH       GROWTH
---------------                     --------   ------------   -----------   ---------   ----------
Income Preservation                  21.90%        33.39%       40.17%           --         --
US Government Securities              9.81%           --           --            --         --
Equity Income                         2.26%         4.47%        8.97%         8.20%      1.09%
Growth & Income                       3.42%         6.77%       20.37%        24.83%      2.21%
Growth                                  --          1.21%        3.63%         4.42%      0.49%
Aggressive Opportunities                --          2.23%        8.93%        12.24%      1.45%
International                         2.42%         4.79%       19.22%        17.57%      3.12%
Core Bond Index                         --          8.32%       16.67%        30.48%        --
Overseas Equity Index                   --            --           --         74.11%        --

     Additionally, at June 30, 2002, the VantageTrust, an affiliated group of common trust funds, held shares of the Funds, Index Funds and Model Portfolio Funds. The figures presented below represent the percentage of shares outstanding in each of the funds held by the VantageTrust:

                                                                               % OWNED
                                                                                BY THE
                    FUND                                                        TRUST
                    ---                                                        -------
                    Money Market                                                52.94%
                    US Government Securities                                    66.36%
                    Asset Allocation                                            71.38%
                    Equity Income                                               66.47%
                    Growth & Income                                             63.66%
                    Growth                                                      69.53%
                    Aggressive Opportunities                                    68.73%
                    International                                               64.70%
                    Core Bond Index Class I                                     85.96%
                    Core Bond Index Class II                                    34.68%
                    500 Stock Index Class I                                     94.54%
                    500 Stock Index Class II                                    26.95%
                    Broad Market Index Class I                                  96.80%
                    Broad Market Index Class II                                 33.69%
                    Mid/Small Company Index Class I                             94.80%
                    Mid/Small Company Index Class II                            36.52%
                    Overseas Equity Index Class I                               94.95%
                    Overseas Equity Index Class II                              34.62%
                    Savings Orientated                                          54.16%
                    Conservative Growth                                         60.33%
                    Traditional Growth                                          66.67%
                    Long-Term Growth                                            69.48%
                    All-Equity Growth                                           71.06%

8.   REDUCTION OF EXPENSES

     Certain Funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Funds, under such agreements, are used to reduce operating expenses and are presented as a reduction of expenses in the Statement of Operations.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

VANTAGEPOINT MONEY
MARKET FUND

                                                      SHARES           VALUE
--------------------------------------------------------------------------------
   Short Term Investment Co.
    Liquid Assets Portfolio
   (Cost $124,161,357)                              124,161,357   $  124,161,357
                                                                  --------------
TOTAL INVESTMENTS--100.0%
Other assets less liabilities--(0.0%)                                    (20,362)
                                                                  --------------
NET ASSETS--100.0%                                                $  124,140,995
                                                                  ==============

                See accompanying notes to financial statements.

VANTAGEPOINT INCOME
PRESERVATION FUND

                                                  COUPON     MATURITY
                                                   RATE        DATE          FACE            VALUE
------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--29.0%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
   BAE Systems Holdings, Inc.                      6.400%   12/15/2011   $     750,000   $     760,306
   Honeywell International, Inc.                   7.000%   03/15/2007         500,000         543,446
   TRW, Inc.                                       6.625%   06/01/2004         650,000         679,181
                                                                                         -------------
                                                                                             1,982,933
                                                                                         -------------
AIRLINES--0.4%
   American Airlines, Inc.                         7.858%   10/01/2011         145,000         157,538
   Atlas Air Worldwide Holdings, Inc.              7.380%   01/02/2018         510,330         491,282
   Atlas Air, Inc., Ser. 991A                      7.200%   01/02/2019          46,166          43,559
   Continental Airlines, Inc.                      6.648%   09/15/2017         450,625         442,642
   Delta Air Lines, Inc.                           7.920%   11/18/2010         500,000         518,273
                                                                                         -------------
                                                                                             1,653,294
                                                                                         -------------
AUTOMOTIVE--0.9%
   Daimler Chrysler NA Holdings                    7.750%   05/27/2003       1,500,000       1,555,891
   Ford Motor Company                              7.450%   07/16/2031       1,000,000         933,480
   General Motors Acceptance Corporation           8.000%   11/01/2031         750,000         769,258
   General Motors Acceptance Corporation           5.750%   11/10/2003         700,000         717,853
                                                                                         -------------
                                                                                             3,976,482
                                                                                         -------------
BANKING--3.4%
   AESOP Funding II LLC                            6.400%   10/20/2003         333,333         335,840
   ABN Amro Bank                                   7.250%   05/31/2005       2,300,000       2,498,983
   ABN Amro Bank NV Chicago                        7.000%   04/01/2008         425,000         462,245
   African Development Bank (Supra National)       9.750%   12/15/2003         650,000         712,328
   Bank of America Corporation                     6.625%   06/15/2004       1,000,000       1,061,430
   Bank One Corporation                            7.625%   08/01/2005       1,000,000       1,096,718
   Bank One NA Illinois                            2.100%   05/10/2004       1,300,000       1,301,036
   First Union National Bank                       7.800%   08/18/2010         300,000         336,303
   Korea Development Bank                          7.125%   04/22/2004         525,000         557,174
   Popular North America, Inc.                     6.625%   01/15/2004         700,000         731,935
   Regions Financial Corporation                   7.000%   03/01/2011         360,000         386,117
   Wachovia Corporation                            6.700%   06/21/2004       1,200,000       1,273,439
   Wachovia Corporation                            6.605%   10/01/2025       1,000,000       1,060,319
   Wachovia Corporation                            4.950%   11/01/2006         250,000         252,185
^  Washington Mutual Bank FA                       2.016%   02/24/2003         700,000         700,000
   Washington Mutual Bank FA                       1.990%   05/24/2006   $     300,000   $     300,063
   Wells Fargo & Company                           6.625%   07/15/2004       1,300,000       1,387,425
   Wells Fargo Financial, Inc.                     6.250%   11/01/2002         500,000         507,017
                                                                                         -------------
                                                                                            14,960,557
                                                                                         -------------
BEVERAGES, FOOD & TOBACCO--1.1%
   Coca-Cola Company                               4.000%   06/01/2005       1,300,000       1,313,846
   ConAgra Foods, Inc.                             9.875%   11/15/2005         295,000         343,032
   General Mills, Inc.                             6.000%   02/15/2012         600,000         595,424
   PepsiCo, Inc.                                   4.500%   09/15/2004       1,000,000       1,020,925
   Safeway, Inc.                                   7.250%   09/15/2004       1,600,000       1,712,752
                                                                                         -------------
                                                                                             4,985,979
                                                                                         -------------
CHEMICALS--0.4%
   Bayer Corporation                               6.500%   10/01/2002         400,000         403,599
   Potash Corporation of Saskatchewan, Inc.
    (Canada)                                       7.750%   05/31/2011         145,000         161,720
   Potash Corporation of Saskatchewan, Inc.
    (Canada)                                       7.125%   06/15/2007         500,000         540,044
   Praxair, Inc.                                   6.850%   06/15/2005         460,000         488,805
   Praxair, Inc.                                   6.625%   10/15/2007         325,000         343,935
                                                                                         -------------
                                                                                             1,938,103
                                                                                         -------------
COMMERCIAL SERVICES--0.1%
   R.R. Donnelley & Sons Company                   5.000%   11/15/2006         490,000         478,439
                                                                                         -------------
COMMUNICATIONS--0.1%
   Citizens Communications Company                 9.250%   05/15/2011         500,000         475,514
                                                                                         -------------
COMPUTER SOFTWARE & PROCESSING--0.5%
   Electronic Data Systems Corporation             6.850%   10/15/2004       1,000,000       1,068,968
   First Data Corporation                          5.625%   11/01/2011         650,000         648,544
   Sun Microsystems, Inc.                          7.000%   08/15/2002         500,000         501,810
                                                                                         -------------
                                                                                             2,219,322
                                                                                         -------------
COSMETICS & PERSONAL CARE--0.1%
+  Procter & Gamble Company                        6.600%   12/15/2004         500,000         535,149
                                                                                         -------------
DIVERSIFIED--1.2%
   Associates Corporation of North America         6.375%   10/15/2002         400,000         405,128
   Associates Corporation of North America         5.800%   04/20/2004       2,450,000       2,563,053
+  General Electric Capital Corporation            4.250%   01/28/2005       2,000,000       2,022,992
                                                                                         -------------
                                                                                             4,991,173
                                                                                         -------------
ELECTRIC UTILITIES--2.4%
   Alabama Power Company, Series O                 2.181%   03/03/2003         440,000         440,244
   Allegheny Energy Supply Company, LLC            7.800%   03/15/2011         500,000         512,096
   American Electric Power Company, Inc.           6.125%   05/15/2006         500,000         509,841

                                       69

                                                  COUPON     MATURITY
                                                   RATE        DATE           FACE           VALUE
------------------------------------------------------------------------------------------------------
   Baltimore Gas & Electric                        6.750%   12/15/2002   $   2,000,000   $   2,035,168
   Chilquinta Energia Financial (Chile)            6.620%   04/01/2011         255,000         260,047
   Commonwealth Edison Company                     6.150%   03/15/2012          75,000          77,315
   Florida Power & Light Company                   6.875%   12/01/2005       2,000,000       2,135,418
   NSTAR                                           8.000%   02/15/2010         500,000         554,940
   Niagara Mohawk Power Company                    7.750%   05/15/2006       1,000,000       1,091,278
   PSEG Power, LLC                                 8.625%   04/15/2031         350,000         387,636
   PSEG Power, LLC                                 6.950%   06/01/2012         265,000         268,834
   TECO Energy, Inc.                               7.000%   10/01/2002         600,000         605,845
   Virginia Electric & Power Company               5.750%   03/31/2006       1,500,000       1,541,401
                                                                                         -------------
                                                                                            10,420,063
                                                                                         -------------
ELECTRICAL EQUIPMENT--0.1%
   Old Dominion Electric                           6.250%   06/01/2011         350,000         360,205
                                                                                         -------------
ENTERTAINMENT & LEISURE--0.3%
   AOL Time Warner, Inc.                           7.700%   05/01/2032         250,000         222,371
+  Walt Disney Company (The)                       4.875%   07/02/2004       1,000,000       1,022,365
                                                                                         -------------
                                                                                             1,244,736
                                                                                         -------------
FINANCIAL SERVICES--8.1%
   Abbey National First Capital                    8.200%   10/15/2004       1,000,000       1,095,000
^  Abbey National Treasury Services                2.700%   12/27/2002         500,000         500,969
   AIG Sun America Global Financial                6.300%   05/10/2011         500,000         518,393
   AIG Sun America Global Financial II             7.600%   06/15/2005         500,000         552,657
+  American Express Company                        5.500%   09/12/2006         500,000         517,787
   Bear Stearns Company, Inc.                      2.763%   05/24/2004         800,000         803,914
   Bear Stearns Company, Inc.                      2.398%   03/28/2003         400,000         400,550
   BP Capital Markets PLC                          4.000%   04/29/2005       2,500,000       2,526,567
   Caterpillar Financial Services Corporation      7.090%   08/29/2002         500,000         503,956
   Caterpillar Financial Services Corporation      5.950%   05/01/2006         340,000         356,445
   Caterpillar Financial Services Corporation      2.226%   09/05/2002         200,000         200,083
+  CIT Group, Inc.                                 7.375%   04/02/2007         495,000         495,542
   CIT Group, Inc.                                 5.500%   02/15/2004       1,500,000       1,443,723
   Citigroup, Inc.                                 6.000%   02/21/2012         750,000         754,402
   Countrywide Home Loans, Inc.                    7.260%   05/10/2004       1,000,000       1,063,820
   Countrywide Home Loans, Inc.                    5.250%   06/15/2004       1,000,000       1,028,430
   Diageo Capital PLC (United Kingdom)             6.625%   06/24/2004   $   1,000,000   $   1,064,134
+  Duke Capital Corporation                        7.250%   10/01/2004       1,000,000       1,069,653
   Duke Capital Corporation                        2.494%   02/28/2003         440,000         440,583
   ERAC USA Finance Company                        8.000%   01/15/2011         500,000         543,502
   Ford Motor Credit Company                       7.875%   06/15/2010       1,000,000       1,046,982
   FPL Group Capital, Inc.                         6.125%   05/15/2007         500,000         518,971
!  Frank Russell Company                           5.625%   01/15/2009         500,000         503,657
   Goldman Sachs Group, Inc.                       6.600%   01/15/2012         250,000         255,100
   Goldman Sachs Group, Inc.                       2.201%   08/16/2002         300,000         300,105
^  Health Care Property REIT                       6.450%   06/25/2012         700,000         697,914
   Heller Financial, Inc.                          7.875%   05/15/2003       2,000,000       2,095,008
   Household Finance Corporation                   7.625%   05/17/2032         250,000         247,106
   Household Finance Corporation                   7.200%   07/15/2006         500,000         525,075
   Household Finance Corporation                   7.000%   08/01/2003         500,000         516,461
   Household Finance Corporation                   6.375%   10/15/2011         800,000         766,607
   IBM Credit Corporation                          6.450%   11/12/2002         400,000         406,139
   International Lease Finance Corporation         5.750%   10/15/2006         750,000         774,481
   J.P. Morgan Chase & Company                     6.625%   03/15/2012         500,000         515,124
   Merrill Lynch & Company, Inc.                   5.350%   06/15/2004       1,250,000       1,286,725
   Merrill Lynch & Company, Inc.                   2.203%   05/21/2004       1,100,000       1,101,692
   Morgan Stanley Dean Witter & Company            7.125%   01/15/2003         200,000         205,277
   National Rural Utilities Cooperative
    Finance Corporation                            5.250%   07/15/2004       1,300,000       1,333,519
   National Rural Utilities Cooperative
    Finance Corporation                            2.940%   04/26/2004       2,000,000       2,000,876
   Nomura Asset Securities Corporation             6.590%   03/17/2028       1,000,000       1,075,515
   Private Export Funding Corporation              7.200%   01/15/2010       1,040,000       1,177,284
   Sprint Capital Corporation                      6.000%   01/15/2007         500,000         389,928
   Unilever Capital Corporation                    6.750%   11/01/2003       1,200,000       1,261,523
+  Verizon Global Funding Corporation              6.750%   12/01/2005         250,000         259,348
                                                                                         -------------
                                                                                            35,140,527
                                                                                         -------------
FOREST PRODUCTS & PAPER--0.5%
   MeadWestvaco Corporation                        6.850%   04/01/2012         500,000         525,869
   Sappi Papier Holding AG (Austria)               6.750%   06/15/2012         145,000         147,142
   Stora Enso OYJ (Finland)                        7.375%   05/15/2011         500,000         541,509

                                       70

                                                  COUPON     MATURITY
                                                   RATE        DATE           FACE           VALUE
------------------------------------------------------------------------------------------------------

   Westvaco Corporation                            7.950%   02/15/2031   $     500,000   $     546,760
   Weyerhaeuser Company                            6.000%   08/01/2006         200,000         205,227
                                                                                         -------------
                                                                                             1,966,507
                                                                                         -------------
HEALTH CARE PROVIDERS--0.1%
   Wellpoint Health Networks, Inc.                 6.375%   06/15/2006         365,000         384,625
   Wellpoint Health Networks, Inc.                 6.375%   01/15/2012          80,000          83,004
                                                                                         -------------
                                                                                               467,629
                                                                                         -------------
INSURANCE--2.4%
   ACE INA Holdings                                8.300%   08/15/2006         750,000         832,165
   Allstate Corporation                            7.200%   12/01/2009         500,000         550,753
   Axa Company (France)                            8.600%   12/15/2030         750,000         862,134
   Cigna Corporation                               8.250%   01/01/2007         500,000         569,848
   Everest Reinsurance Holdings                    8.500%   03/15/2005         500,000         546,931
   Florida Windstorm Underwriting Association      6.850%   08/25/2007         700,000         759,165
   GE Life - Prem Assets                           2.176%   10/06/2005       2,000,000       1,999,508
   Hartford Life, Inc.                             7.375%   03/01/2031         500,000         534,339
!  Liberty Mutual                                  7.697%   10/15/2067         500,000         404,796
   Lumbermans Mutual Casualty                      9.150%   07/01/2026         430,000         383,192
   MGIC Investment Corporation                     7.500%   10/15/2005         480,000         525,624
   Mony Group, Inc.                                8.350%   03/15/2010         500,000         550,088
   Mony Group, Inc.                                7.450%   12/15/2005         250,000         267,206
   RenaissanceRe Holdings Ltd. (Bermuda)           7.000%   07/15/2008         500,000         512,823
   United Health Group, Inc.                       7.500%   11/15/2005         500,000         550,339
   W.R. Berkley Corporation                        9.875%   05/15/2008         300,000         342,201
   XL Capital Ltd. (Bermuda)                       6.500%   01/15/2012         215,000         222,949
                                                                                         -------------
                                                                                            10,414,061
                                                                                         -------------
MEDIA--BROADCASTING & PUBLISHING--1.0%
   CBS Corporation                                 8.625%   08/01/2012         250,000         294,604
   Gannett Company, Inc.                           4.950%   04/01/2005       1,470,000       1,500,647
   Reed Elsevier Capital, Inc.                     6.750%   08/01/2011         500,000         526,162
   Time Warner, Inc.                               9.150%   02/01/2023         500,000         521,560
   Viacom, Inc.                                    7.875%   07/30/2030         500,000         544,569
   Viacom, Inc.                                    6.875%   09/01/2003       1,000,000       1,043,129
                                                                                         -------------
                                                                                             4,430,671
                                                                                         -------------
METALS & MINING--0.3%
   Alcan, Inc. (Canada)                            7.250%   03/15/2031   $     370,000   $     400,988
   Alcoa, Inc.                                     2.200%   12/06/2004         500,000         500,670
   Masco Corporation                               6.000%   05/03/2004         525,000         543,351
                                                                                         -------------
                                                                                             1,445,009
                                                                                         -------------
OIL & GAS--1.7%
   Amerada Hess Corporation                        6.650%   08/15/2011         230,000         238,970
   Apache Finance PTY Ltd. (Australia)             6.500%   12/15/2007         750,000         802,385
   Burlington Resources Financial                  7.400%   12/01/2031         210,000         220,259
   Conoco, Inc.                                    5.900%   04/15/2004         650,000         677,249
   Consolidated Natural Gas Company                7.250%   10/01/2004         525,000         558,776
   Devon Energy Corporation                        7.950%   04/15/2032         370,000         399,192
!  Kerr-McGee Corporation                          2.798%   06/28/2004       1,000,000       1,000,019
   KeySpan Corporation                             7.625%   11/15/2010         250,000         280,322
   Murphy Oil Corporation                          6.375%   05/01/2012         555,000         566,717
   PanCanadian Energy Corporation (Canada)         7.200%   11/01/2031         500,000         506,682
   Progress Energy, Inc.                           7.000%   10/30/2031       1,000,000         985,173
   Schlumberger Technology Corporation             6.500%   04/15/2012         750,000         787,829
   Vastar Resources, Inc.                          6.950%   11/08/2006         500,000         532,849
                                                                                         -------------
                                                                                             7,556,422
                                                                                         -------------
PHARMACEUTICALS--1.0%
   Abbott Laboratories                             5.125%   07/01/2004       2,500,000       2,585,880
   American Home Products Corporation              7.900%   02/15/2005       1,000,000       1,100,652
   American Home Products Corporation              6.250%   03/15/2006         750,000         793,817
                                                                                         -------------
                                                                                             4,480,349
                                                                                         -------------
REAL ESTATE--0.3%
   Duke Realty LP                                  7.300%   06/30/2003         300,000         311,591
   EOP Operating LP                                7.750%   11/15/2007         500,000         548,333
   Equity Office Properties Operating
    Limited Partnership                            6.625%   02/15/2005         500,000         523,422
                                                                                         -------------
                                                                                             1,383,346
                                                                                         -------------
RETAILERS--0.9%
   Target Corporation                              7.500%   02/15/2005         600,000         655,880
   Target Corporation                              6.625%   03/01/2003         400,000         411,324
+  Wal-Mart Stores, Inc.                           6.550%   08/10/2004       2,500,000       2,660,935
                                                                                         -------------
                                                                                             3,728,139
                                                                                         -------------
TELECOMMUNICATIONS--0.8%
   AT&T Corporation                                6.500%   03/15/2029         500,000         346,041

                                       71

                                                  COUPON     MATURITY
                                                   RATE        DATE           FACE            VALUE
------------------------------------------------------------------------------------------------------
   AT&T Corporation                                6.500%   11/15/2006   $     500,000   $     440,478
   AT&T Wireless Services, Inc.                    8.125%   05/01/2012         505,000         412,570
   BellSouth Corporation                           6.875%   10/15/2031       1,000,000         994,241
   Telefonica Europe NV (Netherlands)              7.750%   09/15/2010         500,000         518,448
   Verizon Pennsylvania, Inc.                      5.650%   11/15/2011         250,000         230,379
   Vodafone Group PLC (United Kingdom)             7.750%   02/15/2010         500,000         532,553
                                                                                         -------------
                                                                                             3,474,710
                                                                                         -------------
TRANSPORTATION--0.0%
   FedEx Corporation                               7.650%   01/15/2022          94,834         103,122
                                                                                         -------------
UTILITIES--0.4%
   Dominion Resources, Inc.                        7.600%   07/15/2003       1,000,000       1,044,231
   Hydro-Quebec (Canada)                           7.500%   04/01/2016         500,000         582,552
                                                                                         -------------
                                                                                             1,626,783
                                                                                         -------------
TOTAL CORPORATE OBLIGATIONS
(Cost $124,298,123)                                                                        126,439,224
                                                                                         -------------
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS--43.1%
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--
  MORTGAGE BACKED--43.1%
   Federal Home Loan Bank                          6.375%   11/15/2002       1,000,000       1,016,312
                                                   6.000%   01/01/2029 -
                                                            02/01/2029       1,671,605       1,682,436
                                                   5.750%   08/15/2011         700,000         722,809
                                                   1.870%   07/01/2002       8,300,000       8,299,138
   Federal Home Loan Mortgage Corporation          7.000%   07/15/2005       2,250,000       2,465,554
                                                   6.500%   10/01/2007 -
                                                            03/01/2022       3,791,134       3,913,555
                                                   6.085%   09/25/2029         962,494       1,005,627
                                                   6.000%   01/01/2032 -
                                                            02/01/2032       3,454,998       3,453,751
                                                   4.500%   04/15/2005       3,740,000       3,794,982
                                                   1.900%   07/01/2002       8,200,000       8,199,134
                                                   1.900%   07/01/2002       5,500,000       5,499,419
                                                   1.760%   08/01/2002         120,000         119,807
                                                   1.720%   07/02/2002       6,000,000       5,999,140
   Federal National Mortgage Association           7.500%   08/01/2029 -
                                                            02/01/2032       7,736,544       8,125,334
                                                   7.125%   02/15/2005       5,000,000       5,453,705
                                                   7.015%   12/01/2010         987,830       1,085,774
                                                   7.000%   03/01/2008       2,676,617       2,813,794
                                                   6.865%   08/01/2009         985,641       1,073,011
                                                   6.568%   04/01/2008       1,000,000       1,069,534
                                                   6.543%   12/25/2020         356,902         356,626
                                                   6.500%   05/01/2008 -
                                                            07/01/2030       5,919,022       6,105,164
                                                   6.200%   08/12/2008       2,000,000       2,062,000
                                                   5.775%   11/01/2011       1,068,581       1,087,904
                                                   5.729%   02/01/2032       6,065,473       6,243,361
                                                   4.750%   11/14/2003   $   4,300,000   $   4,434,328
                                                   3.093%   12/01/2026       1,321,267       1,357,732
                                                   3.045%   10/01/2026         580,314         596,108
                                                   1.900%   07/01/2002       8,200,000       8,199,134
                                                   1.750%   08/28/2002       1,600,000       1,595,460
   Federal National Mortgage Association TBA       7.500%   07/01/2032       3,000,000       3,148,125
                                                   6.000%   07/01/2017 -
                                                            08/01/2017      47,000,000      47,931,879
   Government National Mortgage Association        8.000%   06/15/2026 -
                                                            03/15/2032       4,985,552       5,314,029
                                                   7.500%   07/15/2025 -
                                                            09/15/2031       6,766,013       7,148,746
                                                   7.000%   01/15/2028 -
                                                            08/15/2031       7,165,602       7,459,561
                                                   6.500%   03/15/2029 -
                                                            03/15/2031       3,210,231       3,282,712
   Government National Mortgage Association TBA    7.500%   07/24/2031      15,000,000      15,740,625
                                                                                         -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $185,857,508)                                                                        187,856,310
                                                                                         -------------
------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--11.7%
------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.1%
   U.S. Treasury Bill                              1.750%   08/15/2002          40,000          39,908
                                                   1.750%   08/15/2002         250,000         249,429
                                                   1.723%   08/15/2002          40,000          39,910
                                                                                         -------------
                                                                                               329,247
                                                                                         -------------
U.S. TREASURY BONDS--1.4%
   U.S. Treasury Bond                              7.250%   05/15/2016       1,250,000       1,473,586
                                                   6.250%   05/15/2030       1,250,000       1,354,444
                                                   5.500%   08/15/2028       3,523,000       3,431,155
                                                                                         -------------
                                                                                             6,259,185
                                                                                         -------------
U.S. TREASURY NOTES--10.2%
   U.S. Treasury Inflation Index Note              3.875%   01/15/2009       2,191,460       2,326,031
                                                   3.625%   01/15/2008       3,336,960       3,494,425
   U.S. Treasury Note                              6.500%   10/15/2006 -
                                                            02/15/2010       4,750,000       5,285,894
                                                   6.000%   08/15/2004       3,000,000       3,188,040
                                                   3.375%   04/30/2004       4,300,000       4,346,715
                                                   3.250%   12/31/2003      17,500,000      17,704,050
                                                   3.000%   11/30/2003       8,000,000       8,066,064
                                                                                         -------------
                                                                                            44,411,219
                                                                                         -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,117,767)                                                                          50,999,651
                                                                                         -------------
------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--0.1%
------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--0.1%
   Delaware River Port Authorities PA & NJ         7.630%   01/01/2021
   (Cost $181,747)                                                             180,000         205,718
                                                                                         -------------
------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--0.2%
------------------------------------------------------------------------------------------------------
GOVERNMENT ISSUED--0.2%
   Ontario (Province Of) (Canada)                  7.375%   01/27/2003         350,000         360,608

                                       72

                                                  COUPON     MATURITY
                                                   RATE        DATE           FACE           VALUE
------------------------------------------------------------------------------------------------------
   Ontario (Province Of) (Canada)                  5.500%   10/01/2008   $     500,000   $     519,746
                                                                                         -------------
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $860,205)                                                                                880,354
                                                                                         -------------
------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--14.9%
------------------------------------------------------------------------------------------------------
AUTOMOTIVE--3.8%
   BMW Vehicle Owner Trust,
    Ser. 2002 - A, Class A3                        3.800%   05/25/2006       3,400,000       3,442,571
   Daimler Chrysler Auto Trust,
    Ser. 2002-A, Class A3                          3.850%   04/06/2006       3,700,000       3,750,849
   Honda Auto Receivables Owners Trust,
    Ser. 2001-2, Class A4                          5.090%   10/18/2006         445,000         461,086
   Honda Auto Receivables Owners Trust,
    Ser. 2002 - 2, Class A3                        3.830%   02/15/2006       2,400,000       2,432,669
   Household Automotive Trust,
    Ser. 2001-2, Class A4                          5.390%   08/17/2008       2,500,000       2,595,840
   Nissan Auto Receivables Owner Trust,
    Ser. 2001-C, Class A3                          4.310%   05/16/2005       2,445,000       2,498,768
   Toyota Auto Receivables Owner Trust,
    Ser. 2001-C, Class A4                          4.720%   09/15/2008       1,500,000       1,542,522
                                                                                         -------------
                                                                                            16,724,305
                                                                                         -------------
BANKING--2.0%
   MBNA Master Credit Card Trust,
    Ser. 1997-I, Class A                           6.550%   01/15/2007       3,600,000       3,835,494
   Provident Bank Equipment Lease Trust,
    Ser. 2000-1A, Class                            2.200%   11/25/2011         823,196         825,772
   Wells Fargo Mortgage Backed Securities Trust,
^   Ser. 2001-25, Class IIIA                       6.568%   10/25/2031       2,025,868       2,067,968
   Wells Fargo Mortgage Backed Securities Trust,
    Ser. 2002-A, Class A2                          5.900%   03/25/2032       1,865,633       1,910,395
                                                                                         -------------
                                                                                             8,639,629
                                                                                         -------------
FINANCIAL SERVICES--8.8%
   Aames Mortgage Trust,
    Ser. 1999-2, Class AV2                         2.290%   10/15/2029         513,269         514,239
   Asset Securitization Corporation,
    Ser. 1997-D4, Class A1C                        7.420%   04/14/2029         500,000         540,192
   Asset Securitization Corporation,
    Ser. 1997-D5, Class A1C                        6.750%   02/14/2043         260,000         276,902
   Bank of America Mortgage Securities,
    Ser. 2001-C, Class A6                          6.230%   07/25/2031         794,847         814,661
   Bayview Financial Acquisition Trust,
    Ser. 2000-A, Class A                           2.220%   02/25/2030         548,048         549,794
   Bayview Financial Acquisition Trust,
    Ser. 2000-D, Class A                           2.290%   11/25/2030         600,000         601,875
   Bear Stearns ARM Trust,
    Ser. 2000-1, Class A1                          7.465%   12/26/2030   $     187,079   $     188,920
   Bear Stearns Commercial Mortgage
    Securities, Ser. 1999-C1, Class A2             6.020%   02/14/2009         750,000         782,979
   Capital One Auto Finance Trust,
    Ser. 2001-A, Class A4                          5.400%   05/15/2008       1,250,000       1,304,756
   Chase Funding Mortgage Loan
    Asset-Backed, Ser. 2002-1, Class 1A3           5.039%   12/25/2023       1,000,000       1,017,758
   Chase Manhattan Auto Owner Trust,
    Ser. 2001-B, Class A1                          2.180%   11/15/2002          17,389          17,402
   CIT Equipment Collateral Trust,
    Ser. 2002-VT1, Class A3                        4.030%   01/20/2006       2,800,000       2,841,196
   Citibank Credit Card Master Trust I,
    Ser. 1999-7, Class B                           6.900%   11/15/2006       1,000,000       1,069,308
   Credit Suisse First Boston Mortgage
    Securities Corporation,
    Ser. 1997-C1, Class A1C                        7.240%   04/20/2007         834,000         908,431
   Credit Suisse First Boston Mortgage
    Securities Corporation,
    Ser. 2000-HE1, Class A2                        2.100%   12/15/2030         669,578         669,648
   Credit-Based Asset Servicing and
    Securitization Company,
^    Ser. 2002-CB3, Class A                        2.159%   06/25/2032       1,300,000       1,300,000
   Fleet Credit Card Master Trust II,
    Ser. 2001-C, Class A                           3.860%   03/15/2007       2,000,000       2,019,970
   LB-UBS Commercial Mortgage Trust,
    Ser. 2001-C7, Class A5                         6.133%   12/15/2030       1,000,000       1,032,969
   Merrill Lynch Mortgage Investors, Inc.,
    Ser.1997-C2, Class A2                          6.540%   12/10/2029         500,000         533,084
   MLCC Mortgage Investors, Inc.,
    Ser. 1999-A, Class A                           2.220%   03/15/2025         544,255         545,831
   Morgan Stanley Dean Witter Capital
    Corporation, Ser. 2001-Top 1, Class A3         6.460%   02/15/2033         740,000         786,258
   Morgan Stanley Dean Witter Capital
    Corporation, Ser. 2001-Top 3, Class A3         6.200%   07/15/2030         660,000         693,910
   Morgan Stanley Dean Witter Capital I,
^   Ser. 2001-HE1, Class A2                        2.170%   07/25/2032       1,200,000       1,200,000
   Morgan Stanley Dean Witter Capital I,
    Ser. 2001-Top 5, Class A2                      5.900%   10/15/2035         750,000         780,614
   Nationsbank Credit Card Master Trust,
    Ser. 1993-2, Class A                           6.000%   12/15/2005       1,610,000       1,684,995
   Navistar Financial Corporation Owner
    Trust, Ser. 2002-A, Class A4                   4.760%   04/15/2009         750,000         770,660
   Peoplefirst.com Auto Receivables
    Owner Trust, Ser. 2000-2, Class A3             6.340%   09/15/2004         671,838         683,893
   Residential Asset Securities Corporation,
    Ser. 2001-KS1, Class AI3                       4.988%   02/25/2027       1,000,000       1,018,198
   RFCSP Strip Principal                           0.000%   10/15/2020       1,600,000         510,632

                                       73

                                                  COUPON     MATURITY
                                                   RATE        DATE           FACE           VALUE
------------------------------------------------------------------------------------------------------
   Salomon Brothers Mortgage
    Securities VII, Ser. 1997-TZH, Class A1        7.150%   03/25/2025   $   2,118,581   $   2,260,335
   Salomon Brothers Mortgage
    Securities VII, Ser. 1999-AQ1, Class A         2.160%   04/25/2029       1,296,714       1,298,173
   Salomon Brothers Mortgage
    Securities VII, Ser. 1999-LB1, Class A         2.140%   06/25/2029         572,488         570,295
   Salomon Brothers Mortgage
    Securities VII, Ser. 2000-BOA1, Class A        7.601%   08/25/2030          39,914          40,462
   Structured Asset Mortgage Investments,
^    Inc., Ser. 2002-AR1, Class 6A                 7.106%   03/25/2032       1,830,619       1,871,808
   Union Acceptance Corporation,
    Ser. 2001-A, Class A4                          5.610%   07/09/2007         500,000         523,031
   Washington Mutual, Ser. 2000-3, Class A         4.412%   12/25/2040         928,527         947,256
   Washington Mutual, Ser. 2002-S4, Class A1       6.500%   10/19/2029       1,400,000       1,442,273
^  Washington Mutual, Ser. 1999-WM1, Class M1      6.590%   10/19/2039       1,806,216       1,835,567
   WFS Financial Owner Trust,
    Ser. 2001-C, Class A4                          5.180%   03/20/2009       2,000,000       2,069,688
                                                                                         -------------
                                                                                            38,517,963
                                                                                         -------------
LODGING--0.2%
   Marriott Vacation Club Owner Trust,
    Ser. 2000-1A, Class A                          2.189%   09/20/2017         641,841         643,554
                                                                                         -------------
UTILITIES--0.1%
   Peco Energy Transition Trust,
    Ser. 1999-A, Class A                           5.800%   03/01/2007         525,000         551,088
                                                                                         -------------
TOTAL ASSET BACKED SECURITIES
(Cost $64,329,651)                                                                          65,076,539
                                                                                         -------------
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.5%
------------------------------------------------------------------------------------------------------
COSMETICS & PERSONAL CARE -- 0.1%
   Procter & Gamble Company                        1.730%   07/16/2002         600,000         599,510
                                                                                         -------------
FINANCIAL SERVICES--2.0%
   American Express Credit Corporation             1.760%   07/10/2002         600,000         599,677
   American General Finance Corporation            1.760%   08/20/2002         440,000         438,882
   ANZ Inc.                                        1.770%   08/07/2002       6,000,000       5,988,495
   Bayerishe Hypovereinsbank                       1.760%   07/18/2002         440,000         439,591
   National Rural Utilities Cooperative
    Finance Corporation                            1.800%   07/15/2002         600,000         599,520
   Toyota Motor Credit Company                     1.750%   07/23/2002         600,000         599,300
                                                                                         -------------
                                                                                             8,665,465
                                                                                         -------------
OIL & GAS--0.3%
   ChevronTexaco Corporation                       1.760%   08/06/2002   $     600,000   $     598,885
   Schlumberger Technology Corporation             1.770%   07/16/2002         500,000         499,582
                                                                                         -------------
                                                                                             1,098,467
                                                                                         -------------
TELECOMMUNICATIONS--0.1%
   SBC Communications, Inc.                        1.770%   07/18/2002         500,000         499,533
                                                                                         -------------
TOTAL COMMERCIAL PAPER
(Cost $10,862,975)                                                                          10,862,975
                                                                                         -------------
------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--1.1%
------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.1%
++ Merrimac Money Market Fund                      1.893%   07/01/2002         247,648         247,648
++ The Dreyfus Corporation                         1.890%   07/01/2002         329,931         329,931
                                                                                         -------------
                                                                                               577,579
                                                                                         -------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
  TIME DEPOSITS--0.3%
++ American Express Centurion Bank                 1.790%   07/08/2002         304,785         304,785
++ Bank of Nova Scotia                             1.800%   07/15/2002         228,584         228,584
++ Bayerische Hypovereinsbank                      1.930%   07/03/2002         152,381         152,381
++ Bayerische Hypovereinsbank                      1.800%   08/08/2002          76,195          76,195
++ Bayerische Hypovereinsbank                      1.800%   09/19/2002         190,494         190,494
++ Toronto Dominion Bank                           1.830%   08/29/2002         152,389         152,389
                                                                                         -------------
                                                                                             1,104,828
                                                                                         -------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--0.7%
++ American Honda                                  1.820%   07/08/2002         194,694         194,694
++ CIBC                                            1.790%   11/04/2002         159,185         159,185
++ CS First Boston                                 2.040%   07/01/2002         725,323         725,323
++ Fleet National Bank                             2.000%   07/03/2002         852,838         852,838
++ Galaxy                                          1.783%   07/11/2002          76,195          76,195
++ Goldman Sachs & Co                              1.980%   07/08/2002         137,724         137,724
++ Goldman Sachs & Co                              1.900%   03/21/2003         137,303         137,303
++ Liberty Lighthouse                              1.821%   07/09/2002         114,294         114,294
++ Merrill Lynch                                   1.920%   04/16/2003          38,090          38,090
++ Merrill Lynch                                   1.910%   11/26/2002          43,843          43,843
++ Morgan Stanley Dean Witter & Co                 2.080%   11/08/2002          54,412          54,412
++ Morgan Stanley Dean Witter & Co                 2.050%   03/25/2003         436,130         436,130
++ National City Bank                              1.815%   01/23/2003          69,326          69,326

                                       74

                                                  COUPON     MATURITY
                                                   RATE        DATE           FACE           VALUE
------------------------------------------------------------------------------------------------------
++ U.S. Bank                                       1.800%   11/06/2002   $      73,436   $      73,436
                                                                                         -------------
                                                                                             3,112,793
                                                                                         -------------
TOTAL CASH EQUIVALENTS
(Cost $4,795,200)                                                                            4,795,200
                                                                                         -------------
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--14.4%
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Repurchase Agreement
   dated 06/28/2002 due 07/01/2002, with a
   maturity value of $28,004,317 and an
   effective yield of 1.85% collateralized by a
   U.S. Government Obligation with a rate of
   3.38%, a maturity date of 01/15/2007 and a
   market value of $28,569,627.                                             28,000,000      28,000,000
IBT Repurchase Agreement
   dated 06/28/2002 due 07/01/2002,
   with a maturity value of $6,968,168
   and an effective yield of 1.25% collateralized
   by a FNMA ARM with a rate of 6.852%, a maturity
   date of 03/01/2030 and a market value of
   $7,316,425.                                                               6,967,443       6,967,443

Lehman Brothers Repurchase Agreement
   dated 06/28/2002 due 07/01/2002,
   with a maturity value of $28,004,317
   and an effective yield of 1.85%
   collateralized by a U.S. Government
   Obligation with a rate of 9.25%, a maturity
   date of 02/15/2016 and a market value of
   $28,583,007.                                                             28,000,000      28,000,000
TOTAL REPURCHASE AGREEMENTS
    (Cost $62,967,443)                                                                      62,967,443
                                                                                         -------------
TOTAL INVESTMENTS--117.0%
    (Cost $504,270,619)                                                                    510,083,414
                                                                                         -------------
------------------------------------------------------------------------------------------------------
WRAPPER AGREEMENTS--2.5%
------------------------------------------------------------------------------------------------------
+++ American International Group, Inc.
    (contractual effective yield of 5.290%)                                                  5,387,486
+++ Bank of America (contractual effective
    yield of 5.290%)                                                                         5,387,486
                                                                                         -------------
TOTAL WRAPPER AGREEMENTS                                                                    10,774,972
                                                                                         -------------
Other assets less liabilities--(19.5%)                                                     (84,932,573)
                                                                                         -------------
NET ASSETS--100.0%                                                                       $ 435,925,813
                                                                                         =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ARM    Adjustable Rate Mortgage
FNMA   Federal National Mortgage Association
REIT   Real Estate Investment Trust
TBA    To Be Announced
^ Security valued at fair value as determined by policies approved by the board of directors.
+      Denotes all or a portion of security on loan (Note 6).
!      Securities acquired pursuant to Rule 144A.
++     Represents collateral received from securities lending transactions.
+++ Wrapper Agreements - Each Wrapper Agreement obligates the wrap provider to maintain the book value of a portion of the Fund's assets up to a specified dollar amount, upon the occurrence of certain specified events.

                 See accompanying notes to financial statements.

VANTAGEPOINT US GOVERNMENT SECURITIES FUND

                                                  COUPON     MATURITY
                                                   RATE        DATE           FACE           VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--61.5%
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES-
  MORTGAGE BACKED-61.5%
   Federal Home Loan Bank                          7.375%   05/15/2003   $   7,400,000   $   7,732,267
                                                   4.875%   04/16/2004       7,400,000       7,653,724
   Federal Home Loan Mortgage Corporation          5.000%   05/15/2004       7,400,000       7,684,389
+                                                  4.500%   06/15/2003       7,400,000       7,560,876
   Federal National Mortgage Association           7.125%   06/15/2010       3,500,000       3,944,612
                                                   7.000%   12/01/2031       2,122,055       2,200,762
                                                   6.625%   10/15/2007-
                                                            11/15/2010       8,850,000       9,690,208
                                                   6.000%   05/01/2031       4,060,436       4,056,152
                                                   5.750%   02/15/2008       8,000,000       8,452,248
                                                   5.625%   05/14/2004       7,400,000       7,755,133
                                                   4.375%   10/15/2006       3,500,000       3,522,593
                                                   3.125%   11/15/2003       7,400,000       7,476,916
   Government National Mortgage Association        6.500%   05/15/2029-
                                                            09/15/2031      13,836,561      14,148,963
                                                                                         -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $90,687,310)                                                                       91,878,843
                                                                                         -------------
------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--33.4%
------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS--7.6%
+  U.S. Treasury Bond                              9.250%   02/15/2016       3,855,000       5,298,944
                                                   5.625%   02/15/2006       1,200,000       1,278,649
+                                                  5.000%   08/15/2011       4,750,000       4,817,460
                                                                                         -------------
                                                                                            11,395,053
                                                                                         -------------
U.S. TREASURY NOTES--25.8%
+  U.S. Treasury Note                              6.625%   05/15/2007       7,000,000       7,786,163
                                                   6.500%   10/15/2006       2,000,000       2,202,356
+                                                  6.000%   08/15/2009       7,795,000       8,470,063
                                                   5.500%   01/31/2003       7,250,000       7,406,629
                                                   3.000%   11/30/2003      12,500,000      12,603,225
                                                                                         -------------
                                                                                            38,468,436
                                                                                         -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $49,684,347)                                                                       49,863,489
                                                                                         -------------
------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--22.8%
------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--3.3%
++ Merrimac Money Market Fund                      1.893%   07/01/2002       1,757,845       1,757,845
++ The Dreyfus Corporation                         1.890%   07/01/2002       3,191,739       3,191,739
                                                                                         -------------
                                                                                             4,949,584
                                                                                         -------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
  TIME DEPOSITS--5.3%
++ American Express Centurion Bank                 1.790%   07/08/2002       2,163,488       2,163,488
++ Bank of Nova Scotia                             1.800%   07/15/2002       1,622,617       1,622,617
++ Bayerische Hypovereinsbank                      1.930%   07/03/2002   $   1,081,754   $   1,081,754
++ Bayerische Hypovereinsbank                      1.800%   08/08/2002         540,870         540,870
++ Bayerische Hypovereinsbank                      1.800%   09/19/2002       1,352,176       1,352,176
++ Toronto Dominion Bank                           1.830%   08/29/2002       1,081,742       1,081,742
                                                                                         -------------
                                                                                             7,842,647
                                                                                         -------------
FLOATING RATE INSTRUMENTS/
  MASTER NOTES--14.2%
++ American Honda                                  1.820%   07/08/2002       1,815,539       1,815,539
++ CIBC                                            1.790%   11/04/2002       1,276,063       1,276,063
++ CS First Boston                                 2.040%   07/01/2002       7,010,968       7,010,968
++ Fleet National Bank                             2.000%   07/03/2002       1,305,876       1,305,876
++ Galaxy                                          1.783%   07/11/2002         540,873         540,873
++ Goldman Sachs & Co                              1.980%   07/08/2002       1,310,406       1,310,406
++ Goldman Sachs & Co                              1.900%   03/21/2003       1,280,628       1,280,628
++ Liberty Lighthouse                              1.821%   07/09/2002         811,308         811,308
++ Merrill Lynch                                   1.920%   04/16/2003         270,446         270,446
++ Merrill Lynch                                   1.910%   11/26/2002         556,543         556,543
++ Morgan Stanley Dean Witter & Co                 2.080%   11/08/2002         849,934         849,934
++ Morgan Stanley Dean Witter & Co                 2.050%   03/25/2003       2,763,678       2,763,678
++ National City Bank                              1.815%   01/23/2003         902,385         902,385
++ U.S. Bank                                       1.800%   11/06/2002         551,703         551,703
                                                                                         -------------
                                                                                            21,246,350
                                                                                         -------------
TOTAL CASH EQUIVALENTS
  (Cost $34,038,581)                                                                        34,038,581
                                                                                         -------------
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.5%
------------------------------------------------------------------------------------------------------
IBT Repurchase Agreement dated 06/28/2002 due
   07/01/2002, with a maturity value of $6,809,041
   and an effective yield of 1.25% collateralized
   by a U.S. Government Obligation with a rate of
   6.78%, a maturity date of 06/01/2030 and a
   market value of $7,148,879.                                               6,808,332       6,808,332
                                                                                         -------------
TOTAL INVESTMENTS--122.2%
  (Cost $181,218,570)                                                                      182,589,245
Other assets less liabilities--(22.2%)                                                     (33,184,911)
                                                                                         -------------
NET ASSETS--100.0%                                                                       $ 149,404,334
                                                                                         =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
+     Denotes all or a portion of security on loan (Note 6).
++    Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

VANTAGEPOINT ASSET ALLOCATION FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--66.4%
--------------------------------------------------------------------------------
ADVERTISING--0.2%
Interpublic Group, Inc.                                 21,700    $      537,292
   Omnicom Group                                        10,600           485,480
*+ TMP Worldwide, Inc.                                   6,200           133,300
                                                                  --------------
                                                                       1,156,072
                                                                  --------------
AEROSPACE & DEFENSE--1.2%
   Boeing Company                                       46,692         2,101,140
   General Dynamics
    Corporation                                         11,500         1,223,025
   Honeywell International, Inc.                        45,325         1,596,800
   Lockheed Martin
    Corporation                                         25,100         1,744,450
+  Northrop Grumman
    Corporation                                          6,300           787,500
   Raytheon Company                                     21,600           880,200
   Rockwell Collins, Inc.                               10,400           285,168
   TRW, Inc.                                             6,900           393,162
   Textron, Inc.                                         7,700           361,130
                                                                  --------------
                                                                       9,372,575
                                                                  --------------
AIRLINES--0.1%
*  AMR Corporation                                       8,700           146,682
   Delta Air Lines, Inc.                                 6,400           128,000
   Southwest Airlines, Inc.                             43,912           709,618
                                                                  --------------
                                                                         984,300
                                                                  --------------
AUTOMOTIVE--0.8%
   Cooper Tire & Rubber
    Company                                              4,200            86,310
   Dana Corporation                                      8,324           154,244
   Delphi Automotive Systems
    Corporation                                         30,335           400,422
   Ford Motor Company                                  100,846         1,613,536
+  General Motors
    Corporation                                         31,000         1,656,950
   Genuine Parts Company                                 9,425           328,650
+  Goodyear Tire & Rubber
    Company                                              9,300           174,003
+  Harley-Davidson, Inc.                                16,800           861,336
   ITT Industries, Inc.                                  4,800           338,880
   Johnson Controls, Inc.                                4,700           383,567
   Navistar International
    Corporation                                          3,700           118,400
   Visteon Corporation                                   8,204           116,497
                                                                  --------------
                                                                       6,232,795
                                                                  --------------
BANKING--7.2%
   Amsouth Bancorp                                      21,400           478,932
   BB&T Corporation                                     25,900           999,740
   Bank of America
    Corporation                                         86,216         6,066,158
   Bank of New York
    Company, Inc.                                       42,100         1,420,875
   Bank One Corporation                                 65,169         2,507,703
   Capital One Financial
    Corporation                                         11,900           726,495
   Charter One Financial, Inc.                          12,529           430,747
   Citigroup, Inc.                                     288,348        11,173,485
   Comerica, Inc.                                        9,650           592,510
   Fifth Third Bancorp                                  32,868         2,190,652
   First Tennessee National
    Corporation                                          7,000           268,100
   Fleet Boston Financial
    Corporation                                         58,187         1,882,349
   Golden West Financial
    Corporation                                          9,100           625,898
   Household
    International, Inc.                                 26,119    $    1,298,114
   Huntington Bancshares, Inc.                          14,936           290,057
   JP Morgan Chase &
    Company                                            110,300         3,741,376
   KeyCorp                                              24,400           666,120
   MBNA Corporation                                     48,627         1,608,095
   Marshall & Ilsley
    Corporation                                         12,000           371,160
   Mellon Financial
    Corporation                                         24,500           770,035
   National City Corporation                            33,700         1,120,525
   Northern Trust Corporation                           12,800           563,968
   PNC Financial Services
    Group                                               16,200           846,936
   Regions Financial
    Corporation                                         12,400           435,860
   Safeco Corporation                                    7,600           234,764
+  SLM Corporation                                       9,000           872,100
   Southtrust Corporation                               20,000           522,400
   State Street Corporation                             18,000           804,600
+  Suntrust Banks, Inc.                                 16,000         1,083,520
   Synovus Financial
    Corporation                                         17,100           470,592
   Union Planters Corporation                           12,150           393,295
   Wachovia Corporation                                 75,984         2,901,069
   Washington Mutual, Inc.                              53,714         1,993,327
   Wells Fargo & Company                                94,860         4,748,692
   Zions Bancorporation                                  5,500           286,550
                                                                  --------------
                                                                      55,386,799
                                                                  --------------
BEVERAGES, FOOD & TOBACCO--4.3%
   Adolph Coor Company
    Class B                                              2,100           130,830
   Anheuser Busch
    Companies, Inc.                                     49,400         2,470,000
   Archer-Daniels-Midland
    Company                                             35,824           458,189
   Brown Forman Corporation
    Class B                                              3,700           255,300
   Campbell Soup Company                                23,500           650,010
   Coca Cola Company                                   139,100         7,789,600
   Coca Cola Enterprises, Inc.                          25,600           565,248
   Conagra, Inc.                                        30,800           851,620
   General Mills, Inc.                                  20,700           912,456
   Heinz HJ Company                                     19,350           795,285
   Hershey Foods Corporation                             7,900           493,750
   Kellogg Company                                      22,500           806,850
*  Kroger Company                                       44,400           883,560
   Pepsi Bottling Group,
    Inc. (The)                                          15,600           480,480
   Pepsico, Inc.                                        97,930         4,720,226
   Philip Morris Companies,
    Inc.                                               121,300         5,298,384
   Sara Lee Corporation                                 44,700           922,608
   Supervalu, Inc.                                       7,600           186,428
   Sysco Corporation                                    36,900         1,004,418
   UST, Inc.                                             9,800           333,200
   Unilever NV (Netherlands)                            31,834         2,062,843
+  WM Wrigley Jr. Company                               12,900           714,015
                                                                  --------------
                                                                      32,785,300
                                                                  --------------
BIO-TECHNOLOGY--0.1%
*  Chiron Corporation                                   10,900           385,315
                                                                  --------------
BUILDING MATERIALS--0.9%
   Home Depot, Inc.                                     131,200        4,818,976
   Louisiana Pacific
    Corporation                                          6,000            63,540

                                       77

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
   Lowe's Companies, Inc.                               43,200    $    1,961,280
   Vulcan Materials Company                              5,500           240,900
                                                                  --------------
                                                                       7,084,696
                                                                  --------------
CHEMICALS--1.1%
   Air Products &
    Chemicals, Inc.                                     12,500           630,875
   Avery-Dennison Corporation                            6,400           401,600
   BF Goodrich Company                                   5,800           158,456
   Clorox Company                                       12,700           525,145
   Dow Chemicals Company                                50,236         1,727,114
   Du Pont (E.I.) de
    Nemours & Company                                   57,300         2,544,120
   Eastman Chemical Company                              4,375           205,187
   Engelhard Corporation                                 6,637           187,960
+  Great Lakes Chemical
    Corporation                                          2,900            76,821
*  Hercules, Inc.                                        6,100            70,760
   International Flavors &
    Fragrances                                           5,400           175,446
   Occidental Petroleum
    Corporation                                         21,490           644,485
   Praxair, Inc.                                         8,700           495,639
   Rohm & Haas Company                                  12,075           488,917
   Tupperware Corporation                                3,200            66,528
                                                                  --------------
                                                                       8,399,053
                                                                  --------------
COMMERCIAL SERVICES--0.7%
*  Allied Waste Industries, Inc.                        11,900           114,240
*+ Cendant Corporation                                  56,000           889,280
+  Cintas Corporation                                    9,200           454,756
*  Concord EFS, Inc.                                    28,800           868,032
*+ Convergys Corporation                                 9,400           183,112
   Deluxe Corporation                                    3,400           132,226
   Equifax, Inc.                                         8,700           234,900
   Fluor Corporation                                     4,400           171,380
   Halliburton Company                                  23,300           371,402
   Paychex, Inc.                                        21,450           671,170
*  Quintiles Transnational
    Corporation                                          6,600            82,434
*  Robert Half International, Inc.                       9,500           221,350
   RR Donnelley & Sons
    Company                                              6,600           181,830
   Ryder System, Inc.                                    3,300            89,397
   Waste Management, Inc.                               35,327           920,268
                                                                  --------------
                                                                       5,585,777
                                                                  --------------
COMMUNICATIONS--0.3%
*  ADC Telecommunications,
    Inc                                                 43,000            98,470
*+ Andrew Corporation                                    4,587            65,732
*  Avaya, Inc.                                          16,168            80,032
*+ JDS Uniphase Corporation                             76,300           203,721
*  Network Appliance, Inc.                              19,400           241,336
*  Nextel Communications,
    Inc. Class A                                        46,400           148,944
*  Qualcomm, Inc.                                       42,700         1,173,823
*  Qwest Communications
    International, Inc.                                 95,429           267,201
+  Scientific Atlanta, Inc.                              8,400           138,180
*  Tellabs, Inc.                                        22,200           137,640
                                                                  --------------
                                                                       2,555,079
                                                                  --------------
COMPUTER SOFTWARE & PROCESSING--3.7%
   Adobe Systems, Inc.                                  12,800           364,800
+  Autodesk, Inc.                                        7,000            92,750
   Automatic Data
    Processing, Inc.                                    35,200    $    1,532,960
*  BMC Software, Inc.                                   13,300           220,780
*+ Citrix Systems, Inc.                                 10,200            61,608
   Computer Associates
    International, Inc.                                 33,025           524,767
*+ Compuware Corporation                                20,200           122,614
   Electronic Data Systems
    Corporation                                         27,100         1,006,765
   First Data Corporation                               42,600         1,584,720
*  Fiserv, Inc.                                         11,000           403,810
*  Intuit, Inc.                                         11,500           571,780
*+ Mercury Interactive
    Corporation                                          4,400           101,024
*  Microsoft Corporation                               303,500        16,601,450
*  NCR Corporation                                       5,800           200,680
*  Novell, Inc.                                         19,600            62,916
*+ NVIDIA Corporation                                    8,300           142,594
*  Oracle Corporation                                  307,320         2,910,320
*  Parametric Technology
    Corporation                                         16,400            56,252
*  PeopleSoft, Inc.                                     17,400           258,912
*  Siebel Systems, Inc.                                 25,300           359,766
*  Sun Microsystems, Inc.                              180,800           905,808
*  Unisys Corporation                                   17,800           160,200
*+ Veritas Software
    Corporation                                         21,933           434,054
                                                                  --------------
                                                                      28,681,330
                                                                  --------------
COMPUTERS & INFORMATION--4.1%
*  Apple Computer, Inc.                                 19,600           347,312
*  Cisco Systems, Inc.                                 410,700         5,729,265
*+ Computer Sciences
    Corporation                                          9,700           463,660
*  Comverse Technology,
    Inc                                                 11,200           103,712
*  Dell Computer Corporation                           145,800         3,811,212
*  EMC Corporation                                     123,200           930,160
*  Gateway, Inc.                                        18,200            80,808
   Hewlett-Packard Company                             172,096         2,629,627
   IMS Health, Inc.                                     17,500           314,125
   Intel Corporation                                   376,100         6,871,347
   International Business
    Machines Corporation                                96,500         6,948,000
*  International Game
    Technology                                           5,000           283,500
*  Jabil Circuit, Inc.                                  10,900           230,099
*  Lexmark International
    Group, Inc.                                          7,600           413,440
*  Micron Technology, Inc.                              33,300           673,326
*  Palm, Inc.                                           32,824            57,770
   Pitney Bowes, Inc.                                   13,200           524,304
*  Rational Software
    Corporation                                         11,000            90,310
*  Sabre Holdings Corporation                            7,930           283,894
   Symbol Technologies, Inc.                            12,700           107,950
*  Yahoo!, Inc.                                         32,600           481,176
                                                                  --------------
                                                                      31,374,997
                                                                  --------------
CONSTRUCTION--0.1%
+  Centex Corporation                                    3,700           213,823
+  KB Home                                               2,700           139,077
*  McDermott International, Inc.                         3,000            24,300
   Pulte Corporation                                     3,100           178,188
                                                                  --------------
                                                                         555,388
                                                                  --------------
CONTAINERS & PACKAGING--0.1%
   Ball Corporation                                      3,400           141,032
   Bemis Company                                         3,000           142,500

                                       78

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
*  Pactiv Corporation                                    8,300    $      197,540
*+ Sealed Air Corporation                                5,065           203,968
                                                                  --------------
                                                                         685,040
                                                                  --------------
COSMETICS & PERSONAL CARE--1.5%
+  Alberto Culver Company Class B                        3,200           152,960
   Avon Products, Inc.                                  13,000           679,120
   Colgate-Palmolive Company                            30,700         1,536,535
   Ecolab, Inc.                                          6,900           318,987
   Gillette Company                                     58,900         1,994,943
   Procter & Gamble Company                             73,000         6,518,900
                                                                  --------------
                                                                      11,201,445
                                                                  --------------
DIVERSIFIED--2.8%
   3M Company                                           22,300         2,742,900
   General Electric Company                            556,900        16,177,945
   Loews Corporation                                    10,900           577,591
   Newell Rubbermaid, Inc.                              14,560           510,474
   PerkinElmer, Inc.                                     6,900            76,245
   Temple Inland, Inc.                                   3,000           173,580
   Tyco International Ltd.                             111,549         1,507,027
                                                                  --------------
                                                                      21,765,762
                                                                  --------------
EDUCATION--0.0%
*+ Apollo Group, Inc. Class A                            9,500           374,490
                                                                  --------------
ELECTRIC UTILITIES--0.4%
   Allegheny Energy, Inc.                                6,800           175,100
   Exelon Corporation                                   17,762           928,953
*  Mirant Corporation                                   22,365           163,264
   Progress Energy, Inc.                                12,500           650,125
   Reliant Energy, Inc.                                 17,426           294,499
+  TECO Energy, Inc.                                     8,400           207,900
   Xcel Energy, Inc.                                    19,870           333,220
                                                                  --------------
                                                                       2,753,061
                                                                  --------------
ELECTRICAL EQUIPMENT--0.0%
   Cooper Industries Ltd. Class A                        4,800           188,640
                                                                  --------------
ELECTRONICS--1.5%
*  Advanced Micro Devices, Inc.                         19,900           193,428
*  Agilent Technologies, Inc.                           26,469           625,992
*  Altera Corporation                                   21,000           285,600
*  American Power Conversion Corporation                11,300           142,719
*  Analog Devices, Inc.                                 20,800           617,760
*  Applied Micro Circuits Corporation                   15,400            72,842
*+ Broadcom Corporation Class A                         15,100           264,854
   Emerson Electric Company                             23,400         1,252,134
*  LSI Logic Corporation                                19,900           174,125
   Linear Technology Corporation                        17,500           550,025
*  Maxim Integrated Products, Inc.                      18,500           709,105
+  Molex, Inc.                                          10,575           354,580
   Motorola, Inc.                                      124,090         1,789,378
*  National Semiconductor Corporation                    9,500           277,115
*+ Novellus System, Inc.                                 7,800           265,200
*+ PMC-Sierra, Inc.                                      9,600            88,992
*  Power-One, Inc.                                       3,800            23,636
*  Qlogic Corporation                                    5,500    $      209,550
*  Sanmina Corporation                                  30,000           189,300
*  Solectron Corporation                                47,200           290,280
*  Teradyne, Inc.                                        9,800           230,300
   Texas Instruments, Inc.                              97,000         2,298,900
*  Thomas & Betts Corporation                            3,200            59,520
*  Vitesse Semiconductor Corporation                    11,600            36,076
*  Xilinx, Inc.                                         19,100           428,413
                                                                  --------------
                                                                      11,429,824
                                                                  --------------
ENTERTAINMENT & LEISURE--0.5%
   Carnival Corporation                                 32,500           899,925
*  Harrah's Entertainment, Inc.                          6,050           268,317
   Hasbro, Inc.                                          9,775           132,549
   Mattel, Inc.                                         23,678           499,132
   Walt Disney Company                                 113,900         2,152,710
                                                                  --------------
                                                                       3,952,633
                                                                  --------------
FINANCIAL SERVICES--2.8%
   American Express Company                             74,600         2,709,472
+  Bear Stearns & Company, Inc.                          5,533           338,620
   Charles Schwab Corporation                           75,722           848,086
   Countrywide Credit Industries, Inc.                   6,600           318,450
+  Equity Residential Properties Trust REIT             14,900           428,375
   Federal Home Loan Mortgage Corporation               39,600         2,423,520
   Federal National Mortgage Association                55,900         4,122,625
   Franklin Resources, Inc.                             14,100           601,224
   H&R Block, Inc.                                      10,700           493,805
   Lehman Brothers, Inc.                                13,600           850,272
   Merrill Lynch & Company, Inc.                        47,000         1,903,500
   Moody's Corporation                                   8,700           432,825
   Morgan Stanley Dean Witter & Company                 61,530         2,650,712
   Paccar, Inc.                                          6,315           280,323
   Providian Financial Corporation                      16,500            97,020
   Stillwell Financial Inc.                             12,300           223,860
   T. Rowe Price Group, Inc.                             6,700           220,296
   US Bancorp                                          106,505         2,486,892
   Worthington Industries, Inc.                          4,975            90,047
                                                                  --------------
                                                                      21,519,924
                                                                  --------------
FOOD RETAILERS--0.1%
+  Albertson's, Inc.                                    22,442           683,583
+  Winn Dixie, Inc.                                      8,200           127,838
                                                                  --------------
                                                                         811,421
                                                                  --------------
FOREST PRODUCTS & PAPER--0.6%
   Boise Cascade Corporation                             3,200           110,496
   Georgia-Pacific Group                                12,538           308,184
   International Paper Company                          27,502         1,198,537
   Kimberly-Clark Corporation                           29,320         1,817,840
   MeadWestvaco Corporation                             10,814           362,918
   Plum Creek Timber Company, Inc.                       9,500           291,650
   Weyerhauser Company                                  12,400           791,740
                                                                  --------------
                                                                       4,881,365
                                                                  --------------

                                       79

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS--0.7%
   HCA - The Healthcare Company                         28,677    $    1,362,157
*+ Health Management Associates, Inc.                   13,300           267,995
*  Healthsouth Corporation                              23,100           295,449
*  Manor Care, Inc.                                      6,300           144,900
*  Tenet Healthcare Corporation                         18,100         1,295,055
   UnitedHealth Group, Inc.                             17,600         1,611,280
                                                                  --------------
                                                                       4,976,836
                                                                  --------------
HEAVY MACHINERY--1.1%
*  American Standard Companies, Inc.                     4,000           300,400
*  Applied Materials, Inc.                              92,800         1,765,056
   Baker Hughes, Inc.                                   19,280           641,831
   Black & Decker Corporation                            4,200           202,440
   Caterpillar, Inc.                                    19,100           934,945
+  Cummins Engine Company, Inc.                          2,300            76,130
   Deere & Company                                      13,500           646,650
   Dover Corporation                                    11,000           385,000
+  Eaton Corporation                                     4,200           305,550
   Grainger WW, Inc.                                     5,600           280,560
+  Ingersoll-Rand Company (Bermuda)                      9,150           417,789
   Pall Corporation                                      6,766           140,394
   Parker-Hannifin Corporation                           6,925           330,946
   Rockwell International Corporation                   10,400           207,792
   Stanley Works                                         5,200           213,252
   United Technologies Corporation                      26,800         1,819,720
                                                                  --------------
                                                                       8,668,455
                                                                  --------------
HOME FURNISHINGS & APPLIANCES--0.1%
*  Corning, Inc.                                        54,400           193,120
   Leggett & Platt, Inc.                                10,700           250,380
   Maytag Corporation                                    4,400           187,660
   Whirlpool Corporation                                 3,600           235,296
                                                                  --------------
                                                                         866,456
                                                                  --------------
HOUSEHOLD PRODUCTS--0.3%
   Fortune Brands, Inc.                                  8,100           453,600
   Illinois Tool Works, Inc.                            16,900         1,154,270
   PPG Industries, Inc.                                  9,124           564,776
   Snap-On, Inc.                                         3,250            96,492
                                                                  --------------
                                                                       2,269,138
                                                                  --------------
INSURANCE--3.3%
   ACE Ltd. (Bermuda)                                   14,500           458,200
   AFLAC Corporation                                    28,900           924,800
+  Aetna, Inc.                                           7,837           375,941
   Allstate Corporation                                 40,738         1,506,491
   Ambac Financial Group, Inc.                           5,750           386,400
   American International Group, Inc.                  146,390         9,988,190
   Aon Corporation                                      15,525           457,677
   Chubb Corporation                                     9,660           683,928
   Cigna Corporation                                     8,000           779,360
   Cincinnati Financial Corporation                      8,800           409,464
*+ Conseco, Inc.                                        19,106            38,212
   Hartford Financial Services Group                    14,000           832,580
*  Humana, Inc.                                          9,600           150,048
   Jefferson Pilot Corporation                           8,187           384,789
   John Hancock Financial Services, Inc.                17,200    $      605,440
   Lincoln National Corporation                         10,900           457,800
   MBIA, Inc.                                            8,650           488,984
   MGIC Investment Corporation                           5,900           400,020
   Marsh & McLennan Companies, Inc.                     15,300         1,477,980
   Metlife, Inc.                                        40,300         1,160,640
   Progressive Corporation                              12,000           694,200
   St. Paul Companies, Inc.                             11,204           436,060
   Torchmark Corporation                                 6,700           255,940
   UnumProvident Corporation                            13,118           333,853
*+ Wellpoint Health Networks                             8,000           622,480
   XL Capital Ltd. Class A (Bermuda)                     7,500           635,250
                                                                  --------------
                                                                      24,944,727
                                                                  --------------
LODGING--0.2%
   Hilton Hotels Corporation                            20,800           289,120
   Marriott International Class A                       13,900           528,895
   Starwood Hotels & Resorts Worldwide, Inc. REIT       10,800           355,212
                                                                  --------------
                                                                       1,173,227
                                                                  --------------
MEDIA--BROADCASTING & PUBLISHING--1.9%
+  American Greetings Corporation                        3,300            54,978
*  AOL Time Warner, Inc.                               247,710         3,643,814
*  Clear Channel Communications                         33,300         1,066,266
*+ Comcast Corporation Class A                          52,600         1,253,984
+  Dow Jones & Company, Inc.                             4,600           222,870
   Gannett Company, Inc.                                14,700         1,115,730
   Knight Ridder, Inc.                                   4,900           308,455
   McGraw-Hill Companies, Inc.                          11,100           662,670
   Meredith Corporation                                  2,900           111,215
   New York Times Company                                8,200           422,300
   Tribune Company                                      16,467           716,315
*+ Univision Communications, Inc.                       11,400           357,960
*  Viacom, Inc. Class B                                100,281         4,449,468
                                                                  --------------
                                                                      14,386,025
                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES--2.4%
   Allergan, Inc.                                        7,100           473,925
   Applera Corporation - Applied Biosystems Group       12,400           241,676
   Bard C.R., Inc.                                       2,600           147,108
+  Bausch & Lomb, Inc.                                   3,406           115,293
   Baxter International, Inc.                           32,900         1,462,405
   Becton Dickinson & Company                           14,000           482,300
   Biomet, Inc.                                         15,825           429,174
*  Boston Scientific Corporation                        23,200           680,224
*  Guidant Corporation                                  16,700           504,841
   Johnson  & Johnson                                  168,688         8,815,635
*+ KLA-Tencor Corporation                               10,700           470,693
   Medtronics, Inc.                                     67,700         2,900,945
*  St. Jude Medical, Inc.                                4,750           350,788
   Stryker Corporation                                  10,700           572,557
*  Tektronix, Inc.                                       5,400           101,034
*  Thermo Electron Corporation                          10,600           174,900

                                       80

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
*  Waters Corporation                                    7,100    $      189,570
*  Zimmer Holdings, Inc.                                10,490           374,073
                                                                  --------------
                                                                      18,487,141
                                                                  --------------
METALS & MINING--0.8%
   Alcan Aluminum Ltd. (Canada)                         18,400           690,368
   Alcoa, Inc.                                          47,260         1,566,669
+  Allegheny Technologies, Inc.                          4,483            70,831
+  Barrick Gold Corporation (Canada)                    30,860           586,031
   Crane Company                                         3,325            84,389
   Danaher Corporation                                   8,200           544,070
*+ Freeport-McMoRan Copper & Gold, Inc.                  8,400           149,940
*+ Inco Ltd. (Canada)                                   10,300           233,192
   Masco Corporation                                    25,300           685,883
+  Newmont Mining Corporation                           21,668           570,518
   Nucor Corporation                                     4,600           299,184
   Phelps Dodge Corporation                              4,828           198,914
   Placer Dome, Inc. (Canada)                           19,600           219,716
   United States Steel Corporation                       5,020            99,848
                                                                  --------------
                                                                       5,999,553
                                                                  --------------
OFFICE EQUIPMENT & SUPPLIES--0.0%
*+ Xerox Corporation                                    39,500           275,315
                                                                  --------------
OIL & GAS--5.1%
   Amerada Hess Corporation                              4,800           396,000
+  Anadarko Petroleum Corporation                       14,270           703,511
   Apache Corporation                                    7,520           432,250
   Ashland, Inc.                                         4,000           162,000
*  BJ Services Company                                   8,500           287,980
   Burlington Resources, Inc.                           11,002           418,076
   ChevronTexaco Corporation                            59,690         5,282,565
   Conoco, Inc.                                         34,700           964,660
+  Devon Energy Corporation                              8,400           413,952
   Dynegy, Inc.                                         20,400           146,880
+  EOG Resources, Inc.                                   6,300           250,110
   El Paso Corporation                                  28,377           584,850
   Exxon Mobil Corporation                             379,758        15,539,697
   Kerr-McGee Corporation                                5,471           292,972
   KeySpan Corporation                                   7,600           286,140
   Kinder Morgan, Inc.                                   6,600           250,932
   Marathon Oil Corporation                             17,800           482,736
*  Nabors Industries Ltd.                                7,600           268,280
   Nicor, Inc.                                           2,600           118,950
*  Noble Corporation                                     7,200           277,920
   Peoples Energy Corporation                            2,000            72,920
   Phillips Petroleum Company                           21,180         1,247,078
   Rowan Companies, Inc.                                 5,400           115,830
   Royal Dutch Petroleum Company NY Shares
    (Netherlands)                                      118,900         6,571,603
   Schlumberger Ltd.                                    32,900         1,529,850
   Sempra Energy                                        11,269           249,383
   Sunoco, Inc.                                          4,600           163,898
   Transocean Sedco Forex, Inc.                         18,311           570,388
   Unocal Corporation                                   13,210           487,977
   Williams Companies, Inc.                             29,600           177,304
                                                                  --------------
                                                                      38,746,692
                                                                  --------------
PHARMACEUTICALS--5.9%
   Abbott Laboratories                                  87,700    $    3,301,905
   AmerisourceBergen Corporation                         5,600           425,600
*  Amgen, Inc.                                          58,600         2,454,168
*  Biogen, Inc.                                          8,200           339,726
   Bristol-Myers Squibb Company                        108,200         2,780,740
   Cardinal Health, Inc.                                25,050         1,538,321
   Eli Lilly  & Company                                 62,900         3,547,560
*  Forest Laboratories, Inc.                            10,200           722,160
*  Genzyme Corporation                                  12,200           234,728
*  Immunex Corporation                                  30,100           672,434
*  King Pharmaceuticals, Inc.                           14,166           315,194
   McKesson HBOC, Inc.                                  16,489           539,190
*  MedImmune, Inc.                                      14,200           374,880
   Merck  & Company, Inc.                              127,400         6,451,536
   Millipore Corporation                                 2,500            79,950
   Pfizer, Inc.                                        352,300        12,330,500
   Pharmacia Corporation                                73,566         2,755,047
   Schering-Plough Corporation                          81,700         2,009,820
   Sigma Aldrich Corporation                             4,000           200,600
*  Watson Pharmaceutical, Inc.                           6,400           161,728
   Wyeth                                                73,800         3,778,560
                                                                  --------------
                                                                      45,014,347
                                                                  --------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.1%
+  Eastman Kodak Company                                16,000           466,720
                                                                  --------------
REAL ESTATE--0.1%
   Equity Office Properties Trust REIT                  23,800           716,380
   Simon Property Group, Inc. REIT                       8,508           313,435
                                                                  --------------
                                                                       1,029,815
                                                                  --------------
RESTAURANTS--0.5%
+  Darden Restaurants, Inc.                             10,200           251,940
   McDonald's Corporation                               71,700         2,039,865
*  Starbucks Corporation                                22,000           546,700
   Wendy's International, Inc.                           5,500           219,065
*  Yum! Brands, Inc.                                    15,900           465,075
                                                                  --------------
                                                                       3,522,645
                                                                  --------------
RETAILERS--4.0%
*  Autozone, Inc.                                        5,800           448,340
*  Bed Bath & Beyond, Inc.                              16,700           630,258
*  Best Buy Company, Inc.                               18,000           653,400
   Big Lots, Inc.                                        6,400           125,952
   CVS Corporation                                      21,600           660,960
   Circuit City Stores                                  11,900           223,125
*  Costco Wholesale Corporation                         25,776           995,469
   Dillards, Inc. Class A                                5,100           134,079
   Dollar General                                       17,940           341,398
   Family Dollar Stores, Inc.                            9,400           331,350
*  Federated Department Stores                          10,500           416,850
+  Gap, Inc.                                            49,487           702,715
+  J.C. Penney Company, Inc.                            14,300           314,886
*  Kohls Corporation                                    18,600         1,303,488
   Limited, Inc.                                        29,400           626,220
   May Department Stores Company                        16,100           530,173
+  Nordstrom, Inc.                                       7,700           174,405
*  Office Depot, Inc.                                   16,600           278,880
+  RadioShack Corporation                               10,400           312,624

                                       81

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
*  Safeway, Inc.                                        27,900    $      814,401
   Sears, Roebuck & Company                             18,400           999,120
   Sherwin Williams Company                              9,300           278,349
*  Staples, Inc.                                        25,200           496,440
   TJX Companies, Inc.                                  31,400           615,754
   Target Corporation                                   50,400         1,920,240
   Tiffany  & Company                                    8,600           302,720
*  Toys 'R' Us, Inc.                                    10,800           188,676
   Walgreen Company                                     57,000         2,201,910
   Wal-Mart Stores, Inc.                               249,800        13,741,498
                                                                  --------------
                                                                      30,763,680
                                                                  --------------
TELECOMMUNICATIONS--2.7%
   AT&T Corporation                                    207,935         2,224,905
   Alltel Corporation                                   17,700           831,900
*+ AT&T Wireless Services, Inc.                        150,376           879,700
   BellSouth Corporation                               105,000         3,307,500
   Centurytel, Inc.                                      7,700           227,150
*  Ciena Corporation                                    19,300            80,867
*+ Citizens Communications Company                      14,200           118,712
*+ Lucent Technologies, Inc.                           194,619           323,068
+  Nortel Networks Corporation (Canada)                183,160           265,582
   SBC Communications, Inc.                            187,652         5,723,386
   Sprint Corporation (FON Group)                       50,900           540,049
*+ Sprint Corporation (PCS Group)                       56,400           252,108
   Verizon Communications                              151,971         6,101,636
                                                                  --------------
                                                                      20,876,563
                                                                  --------------
TEXTILES, CLOTHING & FABRICS--0.2%
*  Jones Apparel Group, Inc.                             6,800           255,000
   Liz Claiborne, Inc.                                   6,000           190,800
   Nike, Inc. Class  B                                  14,800           794,020
*  Reebok International Ltd.                             3,200            94,400
+  VF Corporation                                        6,000           235,260
                                                                  --------------
                                                                       1,569,480
                                                                  --------------
TRANSPORTATION--0.5%
   Brunswick Corporation                                 5,100           142,800
   Burlington Northern Santa Fe                         21,156           634,680
   CSX Corporation                                      12,500           438,125
   FedEx Corporation                                    17,040           909,936
   Norfolk Southern Corporation                         21,200           495,656
+  Union Pacific Corporation                            13,700           866,936
                                                                  --------------
                                                                       3,488,133
                                                                  --------------
UTILITIES--1.4%
*  AES Corporation                                      30,700           166,394
   Ameren Corporation                                    7,500           322,575
   American Electric Power, Inc.                        18,460           738,769
+  CMS Energy Corporation                                7,600            83,448
*+ Calpine Corporation                                  18,100           127,243
   Cinergy Corporation                                   9,500           341,905
   Consolidated Edison, Inc.                            11,500           480,125
   Constellation Energy Group                            8,900           261,126
   DTE Energy Company                                    8,900           397,296
   Dominion Resources, Inc.                             14,571           964,600
   Duke Energy Corporation                              46,024         1,431,346
*  Edison International                                 17,700           300,900
   Entergy Corporation                                  12,700           538,988
+  FPL Group, Inc.                                      10,100    $      605,899
   Firstenergy Corporation                              17,073           569,897
   NiSource, Inc.                                       11,202           244,540
*  PG&E Corporation                                     22,600           404,314
   PPL Corporation                                       8,000           264,640
   Pinnacle West Capital Corporation                     4,500           177,750
   Public Service Enterprise Group, Inc.                11,300           489,290
+  Southern Company                                     38,600         1,057,640
+  TXU Corporation                                      15,167           781,859
                                                                  --------------
                                                                      10,750,544
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $534,301,661)                                               508,378,573
                                                                  --------------

                               COUPON   MATURITY
                                RATE      DATE             FACE            VALUE
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.6%
--------------------------------------------------------------------------------
BANKING--0.6%
   Associates Manufactured
    Housing Corporation        2.070%  07/15/2030     2,817,709        2,816,808
   Washington Mutual Bank FA   1.990%  05/24/2006     1,600,000        1,600,336
                                                                  --------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $4,418,948)                                                   4,417,144
                                                                  --------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--18.1%
--------------------------------------------------------------------------------
U.S. TREASURY BONDS--18.1%
   U.S. Treasury Bond
                              12.000%  08/15/2013     4,620,000        6,460,964
+                             11.250%  02/15/2015     4,650,000        7,225,668
                              10.625%  08/15/2015       500,000          751,780
+                              9.250%  02/15/2016     2,200,000        3,024,041
+                              9.125%  05/15/2018     1,170,000        1,617,435
+                              8.875%  08/15/2017-
                                       02/15/2019     5,666,000        7,689,587
+                              8.750%  05/15/2017-
                                       08/15/2020    16,240,000       21,932,008
+                              8.125%  08/15/2019     2,700,000        3,459,264
+                              8.000%  11/15/2021     3,800,000        4,861,629
                               7.875%  02/15/2021     8,500,000       10,703,463
                               7.500%  11/15/2016-
                                       11/15/2024     8,770,000       10,628,119
                               7.250%  05/15/2016-
                                       08/15/2022    13,770,000       16,380,150
                               6.875%  08/15/2025     8,670,000        9,995,192
+                              6.750%  08/15/2026     2,250,000        2,561,836
                               6.250%  08/15/2023     4,780,000        5,122,917
+                              6.125%  11/15/2027-
                                       08/15/2029    20,560,000       21,814,719
                               5.500%  08/15/2028       760,000          740,187
+                              5.250%  11/15/2028     3,720,000        3,498,760
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $138,268,666)                                               138,467,719
                                                                  --------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER--12.5%
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO--2.3%
   Coca-Cola Company (The)     1.720%  08/30/2002    17,500,000       17,448,161
                                                                  --------------
DIVERSIFIED--0.8%
   General Electric
    Capital Corporation        1.930%  07/01/2002     6,370,000        6,369,317
                                                                  --------------

                                       82

                               COUPON   MATURITY
                                RATE      DATE             FACE            VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES--9.4%
   American Honda Finance
    Corporation                1.750%  08/05/2002    18,000,000   $   17,967,625
   Atlantis One Funding
    Corporation                1.780%  09/20/2002    20,000,000       19,917,922
   Fleet Funding Corporation   1.800%  09/23/2002     5,012,000        4,990,448
   Salomon Smith Barney
    Holdings, Inc.             1.770%  09/04/2002    20,000,000       19,934,117
   UBS Finance LLC             1.770%  08/08/2002     9,200,000        9,181,907
                                                                  --------------
                                                                      71,992,019
                                                                  --------------
TOTAL COMMERCIAL PAPER
   (Cost $95,809,497)                                                 95,809,497
                                                                  --------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS--11.5%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
 FUNDS--1.7%
++ Merrimac Money Market Fund  1.893%  07/01/2002     4,548,682        4,548,682
++ The Dreyfus Corporation     1.890%  07/01/2002     8,545,287        8,545,287
                                                                  --------------
                                                                      13,093,969
                                                                  --------------
BANK & CERTIFICATE DEPOSITS
 /OFFSHORE TIME DEPOSITS--2.7%
++ American Express Centurion
    Bank                       1.790%  07/08/2002     5,598,381        5,598,381
++ Bank of Nova Scotia         1.800%  07/15/2002     4,198,786        4,198,786
++ Bayerische Hypovereinsbank  1.930%  07/03/2002     2,799,190        2,799,190
++ Bayerische Hypovereinsbank  1.800%  08/08/2002     1,399,596        1,399,596
++ Bayerische Hypovereinsbank  1.800%  09/19/2002     3,498,986        3,498,986
++ Toronto Dominion Bank       1.830%  08/29/2002     2,799,190        2,799,190
                                                                  --------------
                                                                      20,294,129
                                                                  --------------
FLOATING RATE INSTRUMENTS
 /MASTER NOTES--7.1%
++ American Honda              1.820%  07/08/2002     4,968,446   $    4,968,446
++ CIBC                        1.790%  11/04/2002     3,593,118        3,593,118
++ CS First Boston             2.040%  07/01/2002    18,459,318       18,459,318
++ Fleet National Bank         2.000%  07/03/2002     2,400,503        2,400,503
++ Galaxy                      1.783%  07/11/2002     1,399,593        1,399,593
++ Goldman Sachs & Co          1.980%  07/08/2002     3,530,947        3,530,947
++ Goldman Sachs & Co          1.900%  03/21/2003     3,552,377        3,552,377
++ Liberty Lighthouse          1.821%  07/09/2002     2,099,394        2,099,394
++ Merrill Lynch               1.920%  04/16/2003       699,794          699,794
++ Merrill Lynch               1.910%  11/26/2002     1,391,239        1,391,239
++ Morgan Stanley Dean
    Witter & Co                2.080%  11/08/2002     2,088,429        2,088,429
++ Morgan Stanley Dean
    Witter & Co                2.050%  03/25/2003     6,889,836        6,889,836
++ National City Bank          1.815%  01/23/2003     2,228,065        2,228,065
++ U.S. Bank                   1.800%  11/06/2002     1,391,239        1,391,239
                                                                  --------------
                                                                      54,692,298
                                                                  --------------
TOTAL CASH EQUIVALENTS
   (Cost $88,080,396)                                                 88,080,396
                                                                  --------------
TOTAL INVESTMENTS--109.1%
  (Cost $860,879,168)                                                835,153,329
Other assets less
  liabilities--(9.1%)                                                (69,717,107)
                                                                  --------------
NET ASSETS--100.0%                                                $  765,436,222
                                                                  ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
REIT Real Estate Investment Trust
*    Non-income producing security.
+    Denotes all or a portion of security on loan (Note 6).
++   Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

VANTAGEPOINT EQUITY INCOME FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--95.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
   Boeing Company                                       67,400    $    3,033,000
   Honeywell International, Inc.                       188,700         6,647,901
   Lockheed Martin Corporation                          40,000         2,780,000
   Raytheon Company                                     55,000         2,241,250
   Rockwell Collins, Inc.                               30,000           822,600
   TRW, Inc.                                            55,000         3,133,900
                                                                  --------------
                                                                      18,658,651
                                                                  --------------
AUTOMOTIVE--4.4%
+  Fiat SpA (Italy)                                    778,900         9,814,140
   Ford Motor Company                                  100,000         1,600,000
+  General Motors Corporation                          295,000        15,767,750
   Genuine Parts Company                                42,552         1,483,788
                                                                  --------------
                                                                      28,665,678
                                                                  --------------
BANKING--8.4%
   Bank of America Corporation                          30,000         2,110,800
   Bank One Corporation                                 76,200         2,932,176
   Citigroup, Inc.                                     150,069         5,815,174
   Fleet Boston Financial Corporation                  295,108         9,546,744
   JP Morgan Chase & Company                           139,129         4,719,256
   KeyCorp                                              75,000         2,047,500
   Mellon Financial Corporation                         48,656         1,529,258
   Mercantile Bankshares Corporation                    30,400         1,247,312
   National City Corporation                            27,000           897,750
   PNC Financial Services Group                         81,400         4,255,592
   Safeco Corporation                                   70,000         2,162,300
+  SLM Corporation                                      62,000         6,007,800
   Wachovia Corporation                                150,304         5,738,607
   Washington Mutual, Inc.                             164,645         6,109,976
                                                                  --------------
                                                                      55,120,245
                                                                  --------------
BEVERAGES, FOOD & TOBACCO--3.9%
   Brown Forman Corporation Class B                     20,500         1,414,500
   Campbell Soup Company                                61,712         1,706,954
   General Mills, Inc.                                  64,022         2,822,090
   Heinz HJ Company                                    163,549         6,721,864
   Hershey Foods Corporation                            30,000         1,875,000
+  Imperial Tobacco Group PLC (United Kingdom)         125,300         4,070,997
   J. M. Smucker Company (The)                             600            20,478
   PepsiAmericas, Inc.                                  68,994         1,030,770
   Philip Morris Companies, Inc.                        93,100         4,066,608
   UST, Inc.                                            56,537         1,922,258
                                                                  --------------
                                                                      25,651,519
                                                                  --------------
CHEMICALS--3.1%
   Clorox Company                                       50,000         2,067,500
   Dow Chemicals Company                                39,771         1,367,327
   Du Pont (E.I.) de Nemours & Company                  56,446         2,506,202
   Eastman Chemical Company                             50,000         2,345,000
+  Great Lakes Chemical Corporation                     40,500    $    1,072,845
*  Hercules, Inc.                                       48,000           556,800
+  International Flavors & Fragrances                   45,900         1,491,291
   Lyondell Chemical Company                           176,100         2,659,110
   Occidental Petroleum Corporation                    216,500         6,492,835
                                                                  --------------
                                                                      20,558,910
                                                                  --------------
COMMERCIAL SERVICES--3.9%
*  Dun & Bradstreet Corporation                         37,500         1,239,375
   RR Donnelley & Sons Company                          70,000         1,928,500
   Waste Management, Inc.                              863,600        22,496,780
                                                                  --------------
                                                                      25,664,655
                                                                  --------------
COMMUNICATIONS--0.2%
*  Qwest Communications International, Inc.            400,000         1,120,000
                                                                  --------------
COMPUTER SOFTWARE & PROCESSING--0.3%
*  Microsoft Corporation                                31,200         1,706,640
                                                                  --------------
COMPUTERS & INFORMATION--0.3%
   Hewlett-Packard Company                             120,450         1,840,476
                                                                  --------------
COSMETICS & PERSONAL CARE--0.6%
   Gillette Company                                     53,000         1,795,110
   Procter & Gamble Company                             25,000         2,232,500
                                                                  --------------
                                                                       4,027,610
                                                                  --------------
DIVERSIFIED--3.0%
   3M Company                                           15,090         1,856,070
+  Brascan Corporation (Canada)                        429,400         9,867,612
   General Electric Company                             75,000         2,178,750
+  Hanson PLC ADR (United Kingdom)                      98,800         3,522,220
   Tyco International Ltd.                             171,656         2,319,073
                                                                  --------------
                                                                      19,743,725
                                                                  --------------
ELECTRIC UTILITIES--1.2%
   Allegheny Energy, Inc.                              120,600         3,105,450
   Reliant Energy, Inc.                                286,000         4,833,400
                                                                  --------------
                                                                       7,938,850
                                                                  --------------
ELECTRICAL EQUIPMENT--0.4%
   Cooper Industries Ltd. Class A                       70,000         2,751,000
                                                                  --------------
ELECTRONICS--3.4%
*  Agere Systems, Inc.                                 125,455           175,637
*  Agere Systems, Inc. Class B                          52,912            79,368
   Emerson Electric Company                             99,100         5,302,841
*  General Motors Corporation Class H                1,160,000        12,064,000
   Motorola, Inc.                                       85,000         1,225,700
   Sony Corporation ADR (Japan)                         35,000         1,858,500
   Texas Instruments, Inc.                              60,000         1,422,000
                                                                  --------------
                                                                      22,128,046
                                                                  --------------
ENTERTAINMENT & LEISURE--2.8%
   Hasbro, Inc.                                        110,000         1,491,600
   Walt Disney Company                                 884,900        16,724,610
                                                                  --------------
                                                                      18,216,210
                                                                  --------------

                                       84

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.0%
   American Express Company                             50,000    $    1,816,000
   Federal National Mortgage Association                31,806         2,345,693
   Moody's Corporation                                  50,000         2,487,500
   US Bancorp                                           10,000           233,500
                                                                  --------------
                                                                       6,882,693
                                                                  --------------
FOREST PRODUCTS & PAPER--1.3%
   International Paper Company                         160,268         6,984,479
   Kimberly-Clark Corporation                           24,259         1,504,058
                                                                  --------------
                                                                       8,488,537
                                                                  --------------
HEAVY MACHINERY--1.3%
   Baker Hughes, Inc.                                   57,500         1,914,175
   Black & Decker Corporation                           40,000         1,928,000
   Dover Corporation                                    55,000         1,925,000
   Pall Corporation                                    110,000         2,282,500
   Rockwell International Corporation                   30,000           599,400
                                                                  --------------
                                                                       8,649,075
                                                                  --------------
HOUSEHOLD PRODUCTS--0.8%
   Fortune Brands, Inc.                                 42,765         2,394,840
   Illinois Tool Works, Inc.                            40,900         2,793,470
                                                                  --------------
                                                                       5,188,310
                                                                  --------------
INSURANCE--8.0%
   Allstate Corporation                                184,200         6,811,716
   American International Group, Inc.                   31,014         2,116,085
   Aon Corporation                                      70,000         2,063,600
   Chubb Corporation                                    30,000         2,124,000
+  Cigna Corporation                                    68,300         6,653,786
*  Fairfax Financial Holdings Ltd. (Canada)            140,000        14,028,616
   Hartford Financial Services Group                   107,000         6,363,290
   Lincoln National Corporation                         19,086           801,612
   MGIC Investment Corporation                          75,900         5,146,020
   UnumProvident Corporation                           105,000         2,672,250
   XL Capital Ltd. Class A (Bermuda)                    44,800         3,794,560
                                                                  --------------
                                                                      52,575,535
                                                                  --------------
LODGING--4.8%
   Hilton Hotels Corporation                         1,219,000        16,944,100
   Marriott International Class A                      340,000        12,937,000
   Starwood Hotels & Resorts Worldwide, Inc. REIT       53,000         1,743,170
                                                                  --------------
                                                                      31,624,270
                                                                  --------------
MEDIA--BROADCASTING & PUBLISHING--6.1%
*  AOL Time Warner, Inc.                               140,000         2,059,401
*  Comcast Corporation Class A                         227,000         5,411,680
+  Dow Jones & Company, Inc.                            30,000         1,453,500
   Gannett Company, Inc.                                25,000         1,897,500
   Hollinger International, Inc.                     1,260,000    $   15,120,000
   Knight Ridder, Inc.                                 188,000        11,834,600
   Reader's Digest Association, Inc. Class A            50,000           936,500
*+ Rogers Communications, Inc. (Canada)                125,000         1,142,500
                                                                  --------------
                                                                      39,855,681
                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES--0.2%
   Becton Dickinson & Company                           35,000         1,205,750
                                                                  --------------
METALS & MINING--0.2%
   Hubbell, Inc. Class B                                30,000         1,024,500
                                                                  --------------
OFFICE EQUIPMENT & SUPPLIES--0.3%
+  Ikon Office Solutions, Inc.                         195,000         1,833,000
*+ Xerox Corporation                                    51,000           355,470
                                                                  --------------
                                                                       2,188,470
                                                                  --------------
OIL & GAS--6.8%
   Amerada Hess Corporation                             35,000         2,887,500
   BP Amoco PLC ADR (United Kingdom)                   204,954        10,348,128
   ChevronTexaco Corporation                           144,150        12,757,275
   Conoco, Inc.                                         17,800           494,840
   EnCana Corporation (Canada)                          84,400         2,582,640
   Exxon Mobil Corporation                             124,760         5,105,179
   Phillips Petroleum Company                          112,900         6,647,552
   Royal Dutch Petroleum Company NY Shares
    (Netherlands)                                       30,781         1,701,266
   Unocal Corporation                                   50,000         1,847,000
   Williams Companies, Inc.                             77,800           466,022
                                                                  --------------
                                                                      44,837,402
                                                                  --------------
PHARMACEUTICALS--3.9%
   Abbott Laboratories                                  60,000         2,259,000
   Bristol-Myers Squibb Company                        274,200         7,046,940
   Merck & Company, Inc.                                80,000         4,051,200
   Schering-Plough Corporation                         398,200         9,795,720
   Wyeth                                                43,947         2,250,086
                                                                  --------------
                                                                      25,402,946
                                                                  --------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.2%
+  Eastman Kodak Company                                47,741         1,392,605
                                                                  --------------
REAL ESTATE--1.3%
   Crescent Real Estate Equities Company REIT          174,100         3,255,670
   Rouse Company REIT                                   65,000         2,145,000
+  Simon Property Group, Inc. REIT                      80,000         2,947,200
                                                                  --------------
                                                                       8,347,870
                                                                  --------------
RESTAURANTS--4.0%
   McDonald's Corporation                               80,000         2,276,000
   Wendy's International, Inc.                         180,200         7,177,366
*  Yum! Brands, Inc.                                   568,000        16,614,000
                                                                  --------------
                                                                      26,067,366
                                                                  --------------
RETAILERS--3.8%
+  J.C. Penney Company, Inc.                           115,421         2,541,570
   May Department Stores Company                        55,765         1,836,341

                                       85

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
*  Neiman Marcus Group, Inc.                           201,500    $    6,504,420
*  Neiman Marcus Group, Inc. Class A                   198,000         6,870,600
+  Nordstrom, Inc.                                      60,000         1,359,000
   Sears, Roebuck & Company                             58,100         3,154,830
*  Toys 'R' Us, Inc.                                   135,000         2,358,450
                                                                  --------------
                                                                      24,625,211
                                                                  --------------
TELECOMMUNICATIONS--4.7%
   AT&T Corporation                                  1,540,000        16,478,000
   Alltel Corporation                                   30,000         1,410,000
*+ Lucent Technologies, Inc.                           200,000           332,000
   SBC Communications, Inc.                            162,900         4,968,450
   Sprint Corporation (FON Group)                      100,000         1,061,000
   Verizon Communications                              168,541         6,766,921
                                                                  --------------
                                                                      31,016,371
                                                                  --------------
TRANSPORTATION--4.6%
   Burlington Northern Santa Fe                        222,300         6,669,000
   FedEx Corporation                                   340,000        18,156,000
   Norfolk Southern Corporation                         79,540         1,859,645
   Union Pacific Corporation                            50,997         3,227,090
                                                                  --------------
                                                                      29,911,735
                                                                  --------------
UTILITIES--3.8%
+  CMS Energy Corporation                              100,000         1,098,000
   Cinergy Corporation                                 186,700         6,719,333
   Constellation Energy Group                           50,000         1,467,000
+  Entergy Corporation                                 144,800         6,145,312
   Firstenergy Corporation                              41,000         1,368,580
   NiSource, Inc.                                       60,000         1,309,800
   Northeast Utilities                                 353,400         6,647,454
                                                                  --------------
                                                                      24,755,479
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $622,620,711)                                               627,832,021
                                                                  --------------
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
--------------------------------------------------------------------------------
AUTOMOTIVE--0.2%
   Ford Capital Trust II, 6.50% Conv Pfd                25,000    $    1,406,250
                                                                  --------------
TELECOMMUNICATIONS--0.0%
** Lucent Technologies, Inc., 8.00% Conv Pfd               175            85,750
                                                                  --------------
TOTAL PREFERRED STOCKS
   (Cost $1,425,000)                                                   1,492,000
                                                                  --------------

                                 COUPON   MATURITY
                                  RATE      DATE           FACE            VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER--1.5%
--------------------------------------------------------------------------------
DIVERSIFIED--0.3%
   MassMutual Funding LLC        1.900%  09/16/2002  $2,000,000        1,991,661
                                                                  --------------
FINANCIAL SERVICES--1.2%
   Greyhawk Funding LLC          1.800%  08/21/2002   1,000,000          997,350
   KFW International
    Finance, Inc.                1.850%  08/19/2002   2,000,000        1,994,759
   Morgan Stanley Dean
    Witter & Company             1.810%  07/22/2002  $5,000,000   $    4,994,218
                                                                  --------------
                                                                       7,986,327
                                                                  --------------
TOTAL COMMERCIAL PAPER
  (Cost $9,977,988)                                                    9,977,988
                                                                  --------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS--9.3%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
  FUNDS--1.4%
++ Merrimac Money Market Fund    1.893%  07/01/2002   3,130,792        3,130,792
++ The Dreyfus Corporation       1.890%  07/01/2002   5,779,926        5,779,926
                                                                  --------------
                                                                       8,910,718
                                                                  --------------
BANK & CERTIFICATE DEPOSITS
  /OFFSHORE TIME DEPOSITS--2.1%
++ American Express Centurion
    Bank                         1.790%  07/08/2002   3,853,283        3,853,283
++ Bank of Nova Scotia           1.800%  07/15/2002   2,889,963        2,889,963
++ Bayerische Hypovereinsbank    1.930%  07/03/2002   1,926,643        1,926,643
++ Bayerische Hypovereinsbank    1.800%  08/08/2002     963,321          963,321
++ Bayerische Hypovereinsbank    1.800%  09/19/2002   2,408,303        2,408,303
++ Toronto Dominion Bank         1.830%  08/29/2002   1,926,643        1,926,643
                                                                  --------------
                                                                      13,968,156
                                                                  --------------
FLOATING RATE INSTRUMENTS
  /MASTER NOTES--5.8%
++ American Honda                1.820%  07/08/2002   3,371,623        3,371,623
++ CIBC                          1.790%  11/04/2002   2,408,303        2,408,303
++ CS First Boston               2.040%  07/01/2002  12,523,171       12,523,171
++ Fleet National Bank           2.000%  07/03/2002   1,994,202        1,994,202
++ Galaxy                        1.783%  07/11/2002     963,321          963,321
++ Goldman Sachs & Co            1.980%  07/08/2002   2,408,303        2,408,303
++ Goldman Sachs & Co            1.900%  03/21/2003   2,408,303        2,408,303
++ Liberty Lighthouse            1.821%  07/09/2002   1,444,981        1,444,981
++ Merrill Lynch                 1.920%  04/16/2003     481,660          481,660
++ Merrill Lynch                 1.910%  11/26/2002     965,058          965,058
++ Morgan Stanley Dean
    Witter & Co                  2.080%  11/08/2002   1,444,981        1,444,981
++ Morgan Stanley Dean
    Witter & Co                  2.050%  03/25/2003   4,825,297        4,825,297
++ National City Bank            1.815%  01/23/2003   1,541,313        1,541,313
++ U.S. Bank                     1.800%  11/06/2002     965,058          965,058
                                                                  --------------
                                                                      37,745,574
                                                                  --------------
TOTAL CASH EQUIVALENTS
  (Cost $60,624,448)                                                  60,624,448
                                                                  --------------

                                       86

                                                          FACE             VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.7%
--------------------------------------------------------------------------------
IBT Repurchase Agreement dated 06/28/02 due
  07/01/02, with a maturity value of
  $17,728,701 and an effective yield of
  1.25% collateralized by U.S. Government
  Obligations with rates ranging from 6.38%
  to 6.91%, maturity dates ranging from
  06/20/2023 to 02/01/2030 and an aggregate
  market value of $18,613,215.                  $   17,726,855    $   17,726,855
                                                                  --------------
TOTAL INVESTMENTS--109.5%
  (Cost $712,375,001)                                                717,653,312
Other assets less liabilities--(9.5%)                                (62,066,795)
                                                                  --------------
NET ASSETS--100.0%                                                $  655,586,517
                                                                  ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
+    Denotes all or a portion of security on loan (Note 6).
*    Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.
++   Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

VANTAGEPOINT GROWTH & INCOME FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--94.9%
--------------------------------------------------------------------------------
ADVERTISING--0.5%
*  DoubleClick, Inc.                                    30,000    $      222,600
   Interpublic Group, Inc.                              15,600           386,256
   Omnicom Group                                        12,000           549,600
*+ TMP Worldwide, Inc.                                  41,600           894,400
                                                                  --------------
                                                                       2,052,856
                                                                  --------------
AEROSPACE & DEFENSE--0.1%
   General Dynamics Corporation                          5,000           531,750
                                                                  --------------
AIRLINES--0.3%
   Southwest Airlines, Inc.                             76,300         1,233,008
                                                                  --------------
AUTOMOTIVE--0.6%
+  Goodyear Tire & Rubber Company                      102,700         1,921,517
   Navistar International Corporation                   17,100           547,200
                                                                  --------------
                                                                       2,468,717
                                                                  --------------
BANKING--12.9%
   Bank of America Corporation                          82,100         5,776,556
   Bank of New York Company, Inc.                       22,900           772,875
   Bank One Corporation                                 79,100         3,043,768
   Citigroup, Inc.                                     288,712        11,187,590
   Comerica, Inc.                                       24,300         1,492,020
   Fifth Third Bancorp                                  15,350         1,023,077
   Household International, Inc.                        21,200         1,053,640
   JP Morgan Chase & Company                           121,900         4,134,848
   Mellon Financial Corporation                         42,300         1,329,489
   National City Corporation                            91,300         3,035,725
   Northern Trust Corporation                           10,000           440,600
   PNC Financial Services Group                         27,800         1,453,384
+  SLM Corporation                                      53,700         5,203,530
   State Street Corporation                             25,000         1,117,500
   Washington Mutual, Inc.                             228,900         8,494,479
   Wells Fargo & Company                               122,300         6,122,338
                                                                  --------------
                                                                      55,681,419
                                                                  --------------
BEVERAGES, FOOD & TOBACCO--3.6%
   Anheuser Busch Companies, Inc.                       24,584         1,229,200
   Campbell Soup Company                                62,900         1,739,814
   Coca Cola Company                                    30,000         1,680,000
   General Mills, Inc.                                  15,100           665,608
   Heinz HJ Company                                     30,100         1,237,110
   Kellogg Company                                      47,700         1,710,522
   Kraft Foods, Inc. Class A                            11,500           470,925
   Pepsico, Inc.                                        85,000         4,097,000
   Philip Morris Companies, Inc.                        65,103         2,843,699
                                                                  --------------
                                                                      15,673,878
                                                                  --------------
BUILDING MATERIALS--1.4%
   Home Depot, Inc.                                     82,000         3,011,860
   Lowe's Companies, Inc.                               64,700         2,937,380
                                                                  --------------
                                                                       5,949,240
                                                                  --------------
CHEMICALS--1.8%
   Air Products & Chemicals, Inc.                       20,200    $    1,019,494
   Clorox Company                                        6,400           264,640
   Dow Chemicals Company                                63,200         2,172,816
   Du Pont (E.I.) de Nemours & Company                  89,400         3,969,360
   NOVA Chemicals Corporation (Canada)                  20,000           450,800
                                                                  --------------
                                                                       7,877,110
                                                                  --------------
COMMERCIAL SERVICES--1.2%
*  Concord EFS, Inc.                                    31,000           934,340
   Fluor Corporation                                    35,500         1,382,725
*  KPMG Consulting, Inc.                                40,400           600,344
*  Quintiles Transnational Corporation                  33,400           417,166
*  Republic Services, Inc.                              56,500         1,077,455
*  Robert Half International, Inc.                      28,700           668,710
                                                                  --------------
                                                                       5,080,740
                                                                  --------------
COMMUNICATIONS--0.4%
*+ JDS Uniphase Corporation                             25,200            67,284
*  Qualcomm, Inc.                                       65,700         1,806,093
                                                                  --------------
                                                                       1,873,377
                                                                  --------------
COMPUTER SOFTWARE & PROCESSING--3.0%
   Adobe Systems, Inc.                                  16,000           456,000
   Automatic Data Processing, Inc.                      40,000         1,742,000
*  Cadence Design Systems, Inc.                         22,600           364,312
*+ CheckFree Corporation                                41,700           652,188
   First Data Corporation                               64,000         2,380,800
*  Macromedia, Inc.                                     22,900           203,123
*  Microsoft Corporation                               109,700         6,000,590
*  Oracle Corporation                                   65,000           615,550
*  Siebel Systems, Inc.                                  8,200           116,604
*  Veritas Software Corporation                         21,300           421,527
                                                                  --------------
                                                                      12,952,694
                                                                  --------------
COMPUTERS & INFORMATION--4.4%
*  Cisco Systems, Inc.                                 334,200         4,662,090
*  Dell Computer Corporation                            63,500         1,659,890
   Hewlett-Packard Company                             303,173         4,632,483
   Intel Corporation                                   134,900         2,464,623
   International Business Machines Corporation          21,500         1,548,000
*+ Juniper Networks, Inc.                                9,300            52,545
*  Lexmark International Group, Inc.                    20,000         1,088,000
*  Micron Technology, Inc.                              83,600         1,690,392
*  Sabre Holdings Corporation                           15,900           569,220
   Thomson Corporation (Canada)                          9,300           293,136
*  Verisign, Inc.                                       66,900           481,011
                                                                  --------------
                                                                      19,141,390
                                                                  --------------
COSMETICS & PERSONAL CARE--0.6%
   Colgate-Palmolive Company                            20,000         1,001,000
+  Estee Lauder Companies Class A                       13,300           468,160

                                       88

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
   Procter & Gamble Company                             14,000    $    1,250,200
                                                                  --------------
                                                                       2,719,360
                                                                  --------------
DIVERSIFIED--2.7%
   3M Company                                            5,500           676,500
*+ Berkshire Hathaway, Inc. Class A                         26         1,736,800
   General Electric Company                            241,900         7,027,195
   Tyco International Ltd.                             148,900         2,011,639
                                                                  --------------
                                                                      11,452,134
                                                                  --------------
ELECTRIC UTILITIES--0.8%
   Exelon Corporation                                   35,400         1,851,420
   Progress Energy, Inc.                                30,400         1,581,104
                                                                  --------------
                                                                       3,432,524
                                                                  --------------
ELECTRONICS--4.3%
*  Agere Systems, Inc.                                 108,500           151,900
*  Agilent Technologies, Inc.                           52,514         1,241,956
*  Altera Corporation                                   61,100           830,960
*  Analog Devices, Inc.                                 25,000           742,500
*  Applied Micro Circuits Corporation                   98,600           466,378
*+ Broadcom Corporation Class A                         20,500           359,570
   Emerson Electric Company                             42,100         2,252,771
*  General Motors Corporation Class H                   23,100           240,240
   Koninklijke (Royal) Philips
    Electronics NV NY Shares (Netherlands)              11,100           306,360
   Linear Technology Corporation                        14,100           443,163
*  Maxim Integrated Products, Inc.                      50,000         1,916,500
   Motorola, Inc.                                      119,700         1,726,074
*+ Novellus System, Inc.                                10,900           370,600
*+ PMC-Sierra, Inc.                                     66,100           612,747
*+ Polycom, Inc.                                        17,500           209,825
   Sony Corporation ADR (Japan)                          6,000           318,600
*+ Teradyne, Inc.                                      152,000         3,572,000
   Texas Instruments, Inc.                              43,000         1,019,100
*  Xilinx, Inc.                                         78,700         1,765,241
                                                                  --------------
                                                                      18,546,485
                                                                  --------------
ENTERTAINMENT & LEISURE--0.6%
   Carnival Corporation                                 35,900           994,071
   Hasbro, Inc.                                         35,000           474,600
   Walt Disney Company                                  66,000         1,247,400
                                                                  --------------
                                                                       2,716,071
                                                                  --------------
FINANCIAL SERVICES--4.4%
   American Express Company                             20,000           726,400
*+ AmeriCredit Corporation                              18,800           527,340
   Charles Schwab Corporation                           40,000           448,000
   Federal Home Loan Mortgage Corporation               80,000         4,896,000
   Federal National Mortgage Association                67,700         4,992,875
   Franklin Resources, Inc.                             10,000           426,400
   Goldman Sachs Group, Inc. (The)                      46,900         3,440,115
*  Indymac Mortgage Holdings                            34,500           782,460
   Merrill Lynch & Company, Inc.                        13,000    $      526,500
   Morgan Stanley Dean Witter & Company                 25,000         1,077,000
   US Bancorp                                           50,000         1,167,500
                                                                  --------------
                                                                      19,010,590
                                                                  --------------
FOREST PRODUCTS & PAPER--1.9%
   Kimberly-Clark Corporation                           93,300         5,784,600
+  Weyerhauser Company                                  36,800         2,349,680
                                                                  --------------
                                                                       8,134,280
                                                                  --------------
HEALTH CARE PROVIDERS--1.8%
   HCA - The Healthcare Company                         17,000           807,500
*+ Lincare Holdings, Inc.                               13,100           423,130
*  Oxford Health Plans, Inc.                            37,900         1,760,834
*+ PacifiCare Health Systems, Inc.                       3,700           100,640
   UnitedHealth Group, Inc.                             48,600         4,449,330
                                                                  --------------
                                                                       7,541,434
                                                                  --------------
HEAVY MACHINERY--3.8%
*  American Standard Companies, Inc.                     9,900           743,490
*  Applied Materials, Inc.                             216,500         4,117,830
   Baker Hughes, Inc.                                   78,300         2,606,607
   Caterpillar, Inc.                                    55,400         2,711,830
   Dover Corporation                                    11,000           385,000
   Ingersoll-Rand Company (Bermuda)                     12,700           579,882
*  Lam Research Corporation                             17,300           311,054
   Stanley Works                                        69,500         2,850,195
   United Technologies Corporation                      29,900         2,030,210
                                                                  --------------
                                                                      16,336,098
                                                                  --------------
HOME FURNISHINGS & APPLIANCES--0.0%
*  Corning, Inc.                                        60,000           213,000
                                                                  --------------
HOUSEHOLD PRODUCTS--0.4%
   Illinois Tool Works, Inc.                            23,900         1,632,370
                                                                  --------------
INSURANCE--6.4%
   ACE Ltd. (Bermuda)                                  127,600         4,032,160
   Allstate Corporation                                  1,300            48,074
   American International Group, Inc.                   37,000         2,524,510
   Chubb Corporation                                    22,100         1,564,680
   Cigna Corporation                                    22,500         2,191,950
   Cincinnati Financial Corporation                     14,200           660,726
   Hartford Financial Services Group                   105,900         6,297,873
   Marsh & McLennan Companies, Inc.                     34,500         3,332,700
   PMI Group, Inc.                                      29,200         1,115,440
*  Principal Financial Group, Inc.                       6,400           198,400
   St. Paul Companies, Inc.                             33,000         1,284,360
   Stancorp Financial Group, Inc.                       31,000         1,720,500
*+ Wellpoint Health Networks                            17,000         1,322,770
   XL Capital Ltd. Class A (Bermuda)                    16,000         1,355,200
                                                                  --------------
                                                                      27,649,343
                                                                  --------------
LODGING--0.0%
   Starwood Hotels & Resorts
    Worldwide, Inc. REIT                                 6,000           197,340
                                                                  --------------

                                       89

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
MEDIA-BROADCASTING & PUBLISHING--4.2%
*  AOL Time Warner, Inc.                               350,400    $    5,154,384
*+ Cablevision Systems Corporation                      42,500           402,050
*+ Cablevision Systems Corporation-Rainbow
    Media Group                                         39,150           342,562
*+ Charter Communications, Inc. Class A                 43,800           178,704
*  Clear Channel Communications                         50,000         1,601,000
*+ Comcast Corporation Class A                         110,200         2,627,168
*  Cox Communications, Inc. Class A                     29,200           804,460
*+ Entercom Communications Corporation                   2,300           105,570
   Knight Ridder, Inc.                                   7,300           459,535
*  Liberty Media Corporation Class A                   126,400         1,264,000
*+ Radio One, Inc. Class D                               5,600            83,272
*+ USA Networks, Inc.                                   53,200         1,247,540
*  Viacom, Inc. Class B                                 86,100         3,820,257
+  Vivendi Universal SA ADR (France)                     6,000           129,900
                                                                  --------------
                                                                      18,220,402
                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES--4.9%
   Allergan, Inc.                                       45,200         3,017,100
   Applera Corporation - Applied Biosystems Group       92,600         1,804,774
   Bard C.R., Inc.                                      25,900         1,465,422
   Baxter International, Inc.                           25,000         1,111,250
   Beckman Coulter, Inc.                                35,000         1,746,500
   Becton Dickinson & Company                           25,400           875,030
*+ Credence Systems Corporation                         20,900           371,393
*  Guidant Corporation                                  61,077         1,846,358
   Johnson & Johnson                                    71,700         3,747,042
*  KLA-Tencor Corporation                               52,800         2,322,672
   Medtronics, Inc.                                     54,600         2,339,610
*  Waters Corporation                                   10,000           267,000
                                                                  --------------
                                                                      20,914,151
                                                                  --------------
METALS & MINING--2.3%
   Alcoa, Inc.                                         133,900         4,438,785
+  Danaher Corporation                                  41,200         2,733,620
+  Newmont Mining Corporation                            3,100            81,623
   Nucor Corporation                                    37,700         2,452,008
                                                                  --------------
                                                                       9,706,036
                                                                  --------------
OIL & GAS--7.7%
   Ashland, Inc.                                        42,200         1,709,100
   BP Amoco PLC ADR (United Kingdom)                    14,000           706,860
*  BJ Services Company                                  29,900         1,013,012
   ChevronTexaco Corporation                            50,900         4,504,650
   El Paso Corporation                                  23,800           490,518
   Exxon Mobil Corporation                             297,200        12,161,424
   Global Santa Fe Corporation                          44,500         1,217,075
*  Kinder Morgan Management LLC                         26,776           816,668
   National Fuel Gas Company                            47,200         1,062,472
   Petroleo Brasileiro SA (Brazil)                      34,900    $      607,260
   Royal Dutch Petroleum Company NY Shares
    (Netherlands)                                       43,300         2,393,191
   Schlumberger Ltd.                                    12,500           581,250
   Shell Transport & Trading Company ADR
    (United Kingdom)                                    38,700         1,741,887
*+ Smith International, Inc.                            10,000           681,900
   Transocean Sedco Forex, Inc.                         13,000           404,950
   Unocal Corporation                                   35,700         1,318,758
*+ Weatherford International Ltd.                       21,100           911,520
   Williams Companies, Inc.                            109,300           654,707
                                                                  --------------
                                                                      32,977,202
                                                                  --------------
PHARMACEUTICALS--7.6%
   Abbott Laboratories                                  62,800         2,364,420
+  AmerisourceBergen Corporation                         6,000           456,000
*  Amgen, Inc.                                          17,000           711,960
+  AstraZeneca Group PLC ADR (United Kingdom)          114,100         4,678,100
   Bristol-Myers Squibb Company                         10,000           257,000
   Cardinal Health, Inc.                                21,050         1,292,681
   Eli Lilly & Company                                  35,500         2,002,200
*  Forest Laboratories, Inc.                            41,500         2,938,200
*  Genentech, Inc.                                      11,300           378,550
*+ IDEC Pharmaceuticals Corporation                     10,000           354,500
*  MedImmune, Inc.                                      14,000           369,600
   Merck & Company, Inc.                                21,400         1,083,696
*  Millennium Pharmaceuticals, Inc.                      6,000            72,900
   Pfizer, Inc.                                        281,200         9,842,000
   Pharmacia Corporation                                54,690         2,048,141
   Schering-Plough Corporation                          62,200         1,530,120
   Wyeth                                                50,000         2,560,000
                                                                  --------------
                                                                      32,940,068
                                                                  --------------
REAL ESTATE--0.3%
   Archstone-Smith Trust REIT                           41,100         1,097,370
                                                                  --------------
RESTAURANTS--0.5%
   McDonald's Corporation                               75,400         2,145,130
                                                                  --------------
RETAILERS--4.3%
*  AutoNation, Inc.                                    129,300         1,874,850
*  Best Buy Company, Inc.                               15,000           544,500
   CVS Corporation                                      57,600         1,762,560
   Dollar General                                      117,900         2,243,637
*+ Ebay, Inc.                                            9,700           597,714
   Family Dollar Stores, Inc.                           83,100         2,929,275
   May Department Stores Company                        41,100         1,353,423
+  RadioShack Corporation                               17,300           520,038
   Target Corporation                                   50,000         1,905,000
   Walgreen Company                                     20,000           772,600
   Wal-Mart Stores, Inc.                                70,600         3,883,706
                                                                  --------------
                                                                      18,387,303
                                                                  --------------

                                       90

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.9%
   AT&T Corporation                                    197,700    $    2,115,390
*+ Amdocs Ltd.                                          25,000           188,750
   BellSouth Corporation                                99,300         3,127,950
   Nokia Corporation ADR (Finland)                     141,700         2,051,816
   Nortel Networks Corporation (Canada)                107,000           155,150
   SBC Communications, Inc.                              6,800           207,400
   Sprint Corporation (FON Group)                      102,000         1,082,220
*+ Sprint Corporation (PCS Group)                      245,500         1,097,385
*  Telefonaktiebolaget LM Ericsson ADR (Sweden)         44,000            63,360
   Verizon Communications                               43,900         1,762,585
+  Vodafone Group PLC ADR (United Kingdom)              55,000           750,750
                                                                  --------------
                                                                      12,602,756
                                                                  --------------
TEXTILES, CLOTHING & FABRICS--0.9%
+  Nike, Inc. Class B                                   70,000         3,755,500
   VF Corporation                                        7,500           294,075
                                                                  --------------
                                                                       4,049,575
                                                                  --------------
TRANSPORTATION--0.6%
   Canadian National Railway Company (Canada)           28,100         1,455,580
   United Parcel Service, Inc. Class B                  15,000           926,250
                                                                  --------------
                                                                       2,381,830
                                                                  --------------
UTILITIES--0.8%
*  AES Corporation                                     206,800         1,120,856
*  Edison International                                 25,200           428,400
   Firstenergy Corporation                              14,200           473,996
   NiSource, Inc.                                       20,000           436,600
   Scana Corporation                                    26,500           818,055
                                                                  --------------
                                                                       3,277,907
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $459,628,990)                                               408,796,938
                                                                  --------------
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
--------------------------------------------------------------------------------
AUTOMOTIVE--0.2%
   Ford Capital Trust II, 6.50% Conv Pfd                18,200         1,023,750
                                                                  --------------
FINANCIAL SERVICES--0.0%
   Equity Securities Trust I,
    Series CVC, 6.50% Conv Pfd                           8,000           117,600
                                                                  --------------
TOTAL PREFERRED STOCKS
   (Cost $1,218,356)                                                   1,141,350
                                                                  --------------

                                 COUPON   MATURITY
                                  RATE      DATE           FACE            VALUE
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
RETAILERS--0.2%
+  Amazon.com, Inc.
                                 4.750%  02/01/2009
   (Cost $764,932)                                   $1,100,000          721,875
                                                                  --------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER--1.8%
--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.0%
   Alpine Securitization
   Corporation                   1.800%  07/08/2002  $4,500,000   $    4,497,975
                                                                  --------------
SPECIAL PURPOSE ENTITY--0.8%
   Atlantic Asset
   Securitization Corporation    1.800%  09/18/2002   3,500,000        3,485,825
                                                                  --------------
TOTAL COMMERCIAL PAPER
  (Cost $7,983,800)                                                    7,983,800
                                                                  --------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS--8.2%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
  FUNDS--1.2%
++ Merrimac Money Market Fund    1.893%  07/01/2002   1,820,592        1,820,592
++ The Dreyfus Corporation       1.890%  07/01/2002   3,361,094        3,361,094
                                                                  --------------
                                                                       5,181,686
                                                                  --------------
BANK & CERTIFICATE DEPOSITS
  /OFFSHORE TIME DEPOSITS--1.9%
++ American Express Centurion
     Bank                        1.790%  07/08/2002   2,240,729        2,240,729
++ Bank of Nova Scotia           1.800%  07/15/2002   1,680,547        1,680,547
++ Bayerische Hypovereinsbank    1.930%  07/03/2002   1,120,364        1,120,364
++ Bayerische Hypovereinsbank    1.800%  08/08/2002     560,183          560,183
++ Bayerische Hypovereinsbank    1.800%  09/19/2002   1,400,456        1,400,456
++ Toronto Dominion Bank         1.830%  08/29/2002   1,120,364        1,120,364
                                                                  --------------
                                                                       8,122,643
                                                                  --------------
FLOATING RATE INSTRUMENTS
 /MASTER NOTES--5.1%
++ American Honda                1.820%  07/08/2002   1,960,638        1,960,638
++ CIBC                          1.790%  11/04/2002   1,400,456        1,400,456
++ CS First Boston               2.040%  07/01/2002   7,282,368        7,282,368
++ Fleet National Bank           2.000%  07/03/2002   1,166,722        1,166,722
++ Galaxy                        1.783%  07/11/2002     560,183          560,183
++ Goldman Sachs & Co            1.980%  07/08/2002   1,400,456        1,400,456
++ Goldman Sachs & Co            1.900%  03/21/2003   1,400,456        1,400,456
++ Liberty Lighthouse            1.821%  07/09/2002     840,273          840,273
++ Merrill Lynch                 1.920%  04/16/2003     280,091          280,091
++ Merrill Lynch                 1.910%  11/26/2002     560,183          560,183
++ Morgan Stanley Dean
    Witter & Co                  2.080%  11/08/2002     840,273          840,273
++ Morgan Stanley Dean
    Witter & Co                  2.050%  03/25/2003   2,800,911        2,800,911

                                       91

                               COUPON   MATURITY
                                RATE      DATE             FACE            VALUE
--------------------------------------------------------------------------------
++ National City Bank          1.815%  01/23/2003    $  896,291   $      896,291
++ U.S. Bank                   1.800%  11/06/2002       560,183          560,183
                                                                  --------------
                                                                      21,949,484
                                                                  --------------
TOTAL CASH EQUIVALENTS
  (Cost $35,253,813)                                                  35,253,813
                                                                  --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.2%
--------------------------------------------------------------------------------
IBT Repurchase Agreement dated 06/28/2002 due
  07/01/2002, with a maturity value of
  $13,724,722 and an effective yield of 1.25%
  collateralized by U.S. Government
  Obligations with rates ranging from 5.38%
  to 6.63%, maturity dates ranging from
  02/20/2023 to 12/01/2030 and an aggregate
  market value $14,410,170.                          13,723,293       13,723,293
                                                                  --------------
TOTAL INVESTMENTS--108.5%
  (Cost $518,573,183)                                                467,621,069
Other assets less liabilities--(8.5%)                                (36,726,391)
                                                                  --------------
NET ASSETS--100.0%                                                $  430,894,678
                                                                  ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
*    Non-income producing security.
+    Denotes all or a portion of security on loan (Note 6).
++   Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

VANTAGEPOINT GROWTH FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.1%
--------------------------------------------------------------------------------
ADVERTISING--0.3%
+  Interpublic Group, Inc.                             286,145    $    7,084,948
   Omnicom Group                                         9,176           420,261
*+ TMP Worldwide, Inc.                                   5,458           117,347
                                                                  --------------
                                                                       7,622,556
                                                                  --------------
AEROSPACE & DEFENSE--0.5%
   Boeing Company                                       41,349         1,860,705
   General Dynamics Corporation                         23,063         2,452,750
   Honeywell International, Inc.                        40,149         1,414,449
   Lockheed Martin Corporation                          33,649         2,338,605
+  Northrop Grumman Corporation                          5,452           681,500
   Raytheon Company                                     19,301           786,516
   Rockwell Collins, Inc.                                9,067           248,617
   TRW, Inc.                                             6,235           355,270
   Textron, Inc.                                         6,974           327,081
*  United Defense Industries, Inc.                      14,800           340,400
                                                                  --------------
                                                                      10,805,893
                                                                  --------------
AIRLINES--0.6%
*  AMR Corporation                                       7,627           128,591
   Delta Air Lines, Inc.                                 6,085           121,700
*+ Frontier Airlines, Inc.                              25,200           204,876
*  Mesa Air Group, Inc.                                  2,550            23,460
*  Ryanair Holdings PLC (Ireland)                        1,300            45,332
   Southwest Airlines, Inc.                            926,587        14,973,646
                                                                  --------------
                                                                      15,497,605
                                                                  --------------
APPAREL RETAILERS--0.0%
   Cato Corporation Class A                              2,500            55,750
*  The Finish Line, Inc. Class A                         3,800            68,096
                                                                  --------------
                                                                         123,846
                                                                  --------------
AUTOMOTIVE--1.7%
   CLARCOR, Inc.                                         5,500           174,075
   Coachmen Industries, Inc.                            53,100           769,950
   Cooper Tire & Rubber Company                          3,583            73,631
   Dana Corporation                                      7,333           135,880
   Delphi Automotive Systems Corporation                27,661           365,125
   Ford Motor Company                                   89,408         1,430,528
+  General Motors Corporation                           27,427         1,465,973
   Genuine Parts Company                               188,552         6,574,808
+  Goodyear Tire & Rubber Company                        8,054           150,690
+  Harley-Davidson, Inc.                               155,847         7,990,276
   ITT Industries, Inc.                                  4,364           308,098
   JLG Industries, Inc.                                 17,300           242,719
   Johnson Controls, Inc.                                4,309           351,657
*  Monaco Coach Corporation                             90,100         1,919,130
   Navistar International Corporation                    2,932            93,824
*  Sonic Automotive, Inc.                                  700            18,025
*  Speedway Motorsports, Inc.                            6,500           165,295
+  The Pep Boys                                          5,300            89,305
   Thor Industries, Inc.                               146,490        10,438,877
   Visteon Corporation                                   6,437            91,405
   Winnebago Industries, Inc.                          170,200         7,488,800
                                                                  --------------
                                                                      40,338,071
                                                                  --------------
BANKING--4.4%
   Amsouth Bancorp                                      17,992    $      402,661
   BB&T Corporation                                    170,469         6,580,103
   Bank of America Corporation                          76,479         5,381,062
   Bank of New York Company, Inc.                       36,361         1,227,184
   Bank One Corporation                                 57,571         2,215,332
   Capital One Financial Corporation                    10,609           647,679
   Charter One Financial, Inc.                          11,097           381,515
   Citigroup, Inc.                                     432,746        16,768,908
   Comerica, Inc.                                        8,792           539,829
   Fifth Third Bancorp                                  87,528         5,833,741
   First Tennessee National Corporation                  6,243           239,107
   Fleet Boston Financial Corporation                   51,595         1,669,098
   Golden West Financial Corporation                     7,782           535,246
   Greater Bay Bancorp                                   4,100           126,116
   Household International, Inc.                        22,598         1,123,121
   Huntington Bancshares, Inc.                          12,402           240,847
   JP Morgan Chase & Company                            97,812         3,317,783
   KeyCorp                                              20,908           570,788
   MBNA Corporation                                     42,055         1,390,759
   Marshall & Ilsley Corporation                        10,420           322,291
   Mellon Financial Corporation                        174,098         5,471,900
   National City Corporation                            29,920           994,840
   Northern Trust Corporation                           10,966           483,162
   PNC Financial Services Group                         14,025           733,227
   Pacific Northwest Bancorp                             4,200           131,544
   Regions Financial Corporation                        11,229           394,699
   Safeco Corporation                                    6,308           194,854
+  SLM Corporation                                      61,640         5,972,916
   Southtrust Corporation                               16,919           441,924
   State Street Corporation                             16,064           718,061
   Suntrust Banks, Inc.                                 14,260           965,687
   Synovus Financial Corporation                        78,682         2,165,329
   Union Planters Corporation                           10,174           329,332
   Wachovia Corporation                                 67,190         2,565,314
   Washington Mutual, Inc.                              47,639         1,767,883
   Wells Fargo & Company                               662,997        33,189,630
   Zions Bancorporation                                  4,530           236,013
                                                                  --------------
                                                                     106,269,485
                                                                  --------------
BEVERAGES, FOOD & TOBACCO--4.0%
   Adolph Coor Company Class B                           1,783           111,081
*  American Italian Pasta Company Class A                1,300            66,287
   Anheuser Busch Companies, Inc.                      499,658        24,982,900
   Archer-Daniels-Midland Company                       32,650           417,593
   Brown Forman Corporation Class B                     30,071         2,074,899
   Campbell Soup Company                                20,226           559,451
   Coca Cola Company                                   337,678        18,909,968
   Coca Cola Enterprises, Inc.                          21,958           484,833
+  Conagra, Inc.                                        26,526           733,444
*  Constellation Brands, Inc.                           57,000         1,824,000
*+ Dean Foods Company                                    9,700           361,810

                                       93

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
   Delta & Pine Land Company                               800    $       16,080
   Fresh Del Monte Produce,
    Inc. (Cayman Islands)                               23,400           585,000
   General Mills, Inc.                                  17,986           792,823
   Heinz HJ Company                                    224,987         9,246,966
   Hershey Foods Corporation                             6,696           418,500
   J. M. Smucker Company (The)                           2,264            77,270
   Kellogg Company                                      20,069           719,674
   Kraft Foods, Inc. Class A                            83,200         3,407,040
*  Kroger Company                                       39,661           789,254
   McCormick & Company, Inc.                            28,800           741,600
*  Monterey Pasta Company                                9,500            89,585
   Pepsi Bottling Group, Inc. (The)                     14,016           431,693
   Pepsico, Inc.                                       371,482        17,905,432
   Philip Morris Companies, Inc.                       106,275         4,642,092
   R.J. Reynolds Tobacco Holdings, Inc.                 14,500           779,375
   Sara Lee Corporation                                 38,675           798,252
   Supervalu, Inc.                                       6,581           161,432
   Sysco Corporation                                    32,908           895,756
   Tootsie Roll Industries, Inc.                         2,000            77,120
   UST, Inc.                                            45,367         1,542,478
   Unilever NV (Netherlands)                            28,220         1,828,656
+  WM Wrigley Jr. Company                               11,119           615,437
                                                                  --------------
                                                                      97,087,781
                                                                  --------------
BIO-TECHNOLOGY--0.0%
*  Chiron Corporation                                    9,339           330,134
*+ deCODE genetics, Inc.                                11,600            54,288
*  VISX, Inc.                                            4,500            49,050
                                                                  --------------
                                                                         433,472
                                                                  --------------
BUILDING MATERIALS--2.1%
*  EMCOR Group, Inc.                                     2,500           146,750
+  Fastenal Company                                     72,200         2,780,422
   Florida Rock Industries                              42,500         1,521,925
   Home Depot, Inc.                                    794,497        29,181,875
*  Ingram Micro, Inc.                                  193,000         2,653,750
   Louisiana Pacific Corporation                         5,157            54,613
   Lowe's Companies, Inc.                              279,830        12,704,282
   Vulcan Materials Company                              5,001           219,044
                                                                  --------------
                                                                      49,262,661
                                                                  --------------
CHEMICALS--1.2%
   Air Products & Chemicals, Inc.                      108,724         5,487,300
   Avery-Dennison Corporation                           91,626         5,749,531
   BF Goodrich Company                                   5,033           137,502
*+ Cabot Microelectronics Corporation                  105,000         4,531,800
   Clorox Company                                       11,483           474,822
   Dow Chemicals Company                                44,529         1,530,907
   Du Pont (E.I.) de Nemours & Company                  50,015         2,220,666
   Eastman Chemical Company                              3,807           178,548
   Engelhard Corporation                               173,808         4,922,243
+  Great Lakes Chemical Corporation                      2,478            65,642
*  Hercules, Inc.                                        5,357            62,141
+  International Flavors & Fragrances                   70,582         2,293,209
   Occidental Petroleum Corporation                     18,445    $      553,166
   Praxair, Inc.                                         7,942           452,456
   Rohm & Haas Company                                  10,881           440,572
   Tupperware Corporation                                2,870            59,667
*  Unifi, Inc.                                           4,900            53,410
                                                                  --------------
                                                                      29,213,582
                                                                  --------------
COMMERCIAL SERVICES--2.2%
*  Allied Waste Industries, Inc.                       103,725           995,760
*+ Cendant Corporation                                 299,043         4,748,803
   Central Parking Corporation                           7,300           166,805
+  Cintas Corporation                                    8,379           414,174
*+ Concord EFS, Inc.                                   375,671        11,322,724
*+ Convergys Corporation                                 8,496           165,502
   Deluxe Corporation                                    3,276           127,404
   Equifax, Inc.                                       146,453         3,954,231
   Fluor Corporation                                     7,155           278,687
   Halliburton Company                                  21,199           337,912
*  Healthcare Services Group, Inc.                         800            12,360
*+ Hotels.com Class A                                   14,200           599,666
   John H. Harland Company                              89,900         2,535,180
*+ Labor Ready, Inc.                                    19,600           114,660
   Landauer, Inc.                                        5,600           217,448
*  Moore Corporation, Ltd. (Canada)                     57,700           662,396
   Moore Corporation, Ltd. (Canada)                     17,000           196,348
   Paychex, Inc.                                       634,630        19,857,573
*  Quintiles Transnational Corporation                   5,906            73,766
*  Robert Half International, Inc.                     159,559         3,717,725
   RR Donnelley & Sons Company                           5,653           155,740
   Ryder System, Inc.                                   48,295         1,308,312
   Standard Register Company                             7,200           246,168
*  Valassis Communications, Inc.                         1,300            47,450
   Waste Management, Inc.                               48,996         1,276,346
                                                                  --------------
                                                                      53,533,140
                                                                  --------------
COMMUNICATIONS--2.3%
*  ADC Telecommunications, Inc.                         38,979            89,262
*+ Andrew Corporation                                  759,119        10,878,175
*  Avaya, Inc.                                          14,964            74,072
*  Brocade Communications Systems, Inc.                146,300         2,557,324
*+ Inrange Technologies Corporation Class B             50,500           239,875
*+ JDS Uniphase Corporation                             65,552           175,024
*  Lifeline Systems, Inc.                                  500            13,170
*  NDS Group PLC ADR (United Kingdom)                    1,500            18,000
*  Network Appliance, Inc.                           1,518,649        18,891,994
*  Nextel Communications, Inc. Class A                  93,014           298,575
*  Plantronics, Inc.                                   186,400         3,543,464
*  Qualcomm, Inc.                                      693,941        19,076,438
*  Qwest Communications International, Inc.             82,203           230,168
+  Scientific Atlanta, Inc.                              7,716           126,928
*  Tellabs, Inc.                                        20,242           125,500
                                                                  --------------
                                                                      56,337,969
                                                                  --------------

                                       94
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
                                                        SHARES             VALUE
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & PROCESSING--7.0%
*+ Acxiom Corporation                                    7,400    $      129,426
   Adobe Systems, Inc.                                 187,311         5,338,363
+  Autodesk, Inc.                                        5,412            71,709
   Automatic Data Processing, Inc.                      30,443         1,325,793
*  BMC Software, Inc.                                   12,058           200,163
*  Cadence Design Systems, Inc.                        474,400         7,647,328
*  Cerner Corporation                                   23,100         1,104,873
*  ChoicePoint, Inc.                                    21,200           963,964
*+ Citrix Systems, Inc.                                  9,268            55,979
   Computer Associates International, Inc.              28,438           451,880
*+ Compuware Corporation                                18,360           111,445
*+ Electronic Arts, Inc.                                20,700         1,367,235
+  Electronic Data Systems Corporation                 491,305        18,251,981
   Electronics Boutique PLC (United Kingdom)           103,400           192,944
   First Data Corporation                               37,672         1,401,398
*  Fiserv, Inc.                                        145,441         5,339,139
*  Intuit, Inc.                                         39,370         1,957,476
   Jack Henry & Associates, Inc.                        43,700           729,353
*  Mentor Graphics Corporation                         180,600         2,568,132
*+ Mercury Interactive Corporation                       4,084            93,769
*  Microsoft Corporation                             1,153,998        63,123,691
*  NCR Corporation                                       4,796           165,942
   NDCHealth Corporation                                19,700           549,630
*  Novell, Inc.                                         17,882            57,401
*+ NVIDIA Corporation                                    7,138           122,631
*  Oracle Corporation                                  920,494         8,717,078
*  Parametric Technology Corporation                    12,962            44,460
*+ PayPal, Inc.                                         25,177           508,601
*  PeopleSoft, Inc.                                     14,954           222,516
*+ Pixar, Inc.                                         368,800        16,264,080
*  RealNetworks, Inc.                                  339,100         1,380,137
*  Siebel Systems, Inc.                              1,439,238        20,465,964
*  Sun Microsystems, Inc.                              426,246         2,135,492
*  Sungard Data Systems, Inc.                           90,000         2,383,200
*  Synopsys, Inc.                                        4,500           246,645
*  Unisys Corporation                                   15,755           141,795
*  Veritas Software Corporation                         76,692         1,517,735
*  Websense, Inc.                                        8,700           222,459
                                                                  --------------
                                                                     167,571,807
                                                                  --------------
COMPUTERS & INFORMATION--7.5%
*  Apple Computer, Inc.                                 59,420         1,052,922
*  Cisco Systems, Inc.                               1,888,743        26,347,965
*+ Computer Sciences Corporation                         8,409           401,950
*  Comverse Technology, Inc.                           179,258         1,659,929
*  Dell Computer Corporation                         1,784,562        46,648,451
   Diebold, Inc.                                        13,300           495,292
*  EMC Corporation                                     906,288         6,842,474
*+ Emulex Corporation                                  934,100        21,026,591
*  Gateway, Inc.                                        15,995            71,018
   Hewlett-Packard Company                             148,684         2,271,892
   IMS Health, Inc.                                     74,690    $    1,340,685
   Intel Corporation                                 1,405,288        25,674,612
   International Business Machines Corporation         314,551        22,647,672
*  International Game Technology                       174,830         9,912,861
*+ Jabil Circuit, Inc.                                 128,634         2,715,464
*+ Juniper Networks, Inc.                              254,100         1,435,665
*  Lexmark International Group, Inc.                     6,418           349,139
*  Micron Technology, Inc.                             237,288         4,797,963
*  Palm, Inc.                                           28,044            49,357
*  Paxar Corporation                                    54,200           907,850
   Pitney Bowes, Inc.                                   12,039           478,189
*  Rational Software Corporation                         9,580            78,652
*  Sabre Holdings Corporation                           10,890           389,862
   Symbol Technologies, Inc.                            11,276            95,846
*  Yahoo!, Inc.                                         99,823         1,473,387
                                                                  --------------
                                                                     179,165,688
                                                                  --------------
CONSTRUCTION--0.1%
+  Centex Corporation                                    3,000           173,370
+  Clayton Homes, Inc.                                 172,500         2,725,500
+  KB Home                                               2,484           127,951
*  McDermott International, Inc.                         3,045            24,664
   Pulte Corporation                                     2,909           167,209
                                                                  --------------
                                                                       3,218,694
                                                                  --------------
CONTAINERS & PACKAGING--0.3%
   Ball Corporation                                     73,506         3,049,029
   Bemis Company                                         2,607           123,832
*+ Crown Cork & Seal Company, Inc.                     281,700         1,929,645
*  Packaging Corporation of America                     19,400           385,866
*  Pactiv Corporation                                   53,965         1,284,367
*+ Sealed Air Corporation                               15,434           621,527
                                                                  --------------
                                                                       7,394,266
                                                                  --------------
COSMETICS & PERSONAL CARE--2.0%
+  Alberto Culver Company Class B                        2,800           133,840
   Avon Products, Inc.                                  11,664           609,327
   Colgate-Palmolive Company                           100,340         5,022,017
   Ecolab, Inc.                                        141,412         6,537,477
   Gillette Company                                     52,104         1,764,762
   Procter & Gamble Company                            381,968        34,109,742
                                                                  --------------
                                                                      48,177,165
                                                                  --------------
DIVERSIFIED--2.4%
   3M Company                                           19,358         2,381,034
   Blyth Industries, Inc.                                7,300           227,906
   General Electric Company                          1,577,340        45,821,727
   Hillenbrand Industries, Inc.                        112,900         6,339,335
   Loews Corporation                                     9,454           500,967
   Newell Rubbermaid, Inc.                              13,166           461,600
   PerkinElmer, Inc.                                   110,282         1,218,616
   Temple Inland, Inc.                                   2,436           140,947
   Tyco International Ltd.                              98,503         1,330,776
*  Yankee Candle Company, Inc. (The)                     7,800           211,302
                                                                  --------------
                                                                      58,634,210
                                                                  --------------

                                       95
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
                                                        SHARES             VALUE
--------------------------------------------------------------------------------
EDUCATION--0.2%
*  Apollo Group, Inc. Class A                            8,511    $      335,504
*  DeVry, Inc.                                         241,800         5,522,712
                                                                  --------------
                                                                       5,858,216
                                                                  --------------
ELECTRIC UTILITIES--0.1%
   Allegheny Energy, Inc.                                6,174           158,980
   Exelon Corporation                                   15,843           828,589
*  Mirant Corporation                                   19,779           144,387
   Progress Energy, Inc.                                10,800           561,708
   Reliant Energy, Inc.                                 14,720           248,768
+  TECO Energy, Inc.                                     6,990           173,002
   Xcel Energy, Inc.                                    18,760           314,605
                                                                  --------------
                                                                       2,430,039
                                                                  --------------
ELECTRICAL EQUIPMENT--0.0%
   Cooper Industries Ltd. Class A                       21,225           834,142
   Regal-Beloit Corporation                              9,100           221,221
                                                                  --------------
                                                                       1,055,363
                                                                  --------------
ELECTRONICS--5.5%
*  ASM Lithography Holdings NV (Netherlands)            94,500         1,428,840
   AVX Corporation                                       9,300           151,869
*  Advanced Micro Devices, Inc.                         45,378           441,074
*  Agilent Technologies, Inc.                           22,743           537,872
*  Altera Corporation                                   19,017           258,631
*  American Power Conversion Corporation               273,854         3,458,776
*  Analog Devices, Inc.                                121,661         3,613,332
*  Applied Micro Circuits Corporation                   14,729            69,668
   Avnet, Inc.                                          25,091           551,751
*  Broadcom Corporation Class A                         12,951           227,161
   Celestica, Inc. (Canada)                             73,320         1,665,097
*  Cypress Semiconductor Corporation                   141,720         2,151,310
   Emerson Electric Company                            111,929         5,989,321
*  Flextronics International Ltd. (Singapore)          160,800         1,146,504
*  General Motors Corporation Class H                   24,800           257,920
*  LSI Logic Corporation                                18,113           158,489
   Linear Technology Corporation                       156,530         4,919,738
*  Maxim Integrated Products, Inc.                     831,945        31,888,452
+  Molex, Inc.                                         132,062         4,428,039
   Motorola, Inc.                                      298,590         4,305,668
*  National Semiconductor Corporation                    8,685           253,341
*+ Novellus System, Inc.                                 7,076           240,584
*+ PMC-Sierra, Inc.                                      8,150            75,550
*  Power-One, Inc.                                       3,893            24,214
*+ Qlogic Corporation                                1,027,589        39,151,141
*  Sanmina Corporation                                  25,718           162,281
*  Solectron Corporation                               237,315         1,459,487
*  Teradyne, Inc.                                        8,929           209,831
   Texas Instruments, Inc.                              85,523         2,026,895
*  Thomas & Betts Corporation                            2,871            53,401
*+ Trimble Navigation Limited                           29,700           460,350
*+ Varian Semiconductor Equipment Associates, Inc.      41,000         1,391,130
*+ Vishay Intertechnology, Inc.                        208,100         4,578,200
*  Vitesse Semiconductor Corporation                     9,405    $       29,250
*  Xilinx, Inc.                                        670,392        15,036,893
                                                                  --------------
                                                                     132,802,060
                                                                  --------------
ENTERTAINMENT & LEISURE--1.3%
*  Argosy Gaming Company                                 7,500           213,000
*  Boyd Gaming Corporation                              21,200           305,280
   Carnival Corporation                                195,540         5,414,503
*  Harrah's Entertainment, Inc.                        122,140         5,416,909
   Hasbro, Inc.                                          8,529           115,653
   International Speedway Corporation Class A          102,535         4,111,653
   International Speedway Corporation Class B           48,100         1,924,000
*+ Isle Of Capri Casinos, Inc.                          24,300           492,075
*  Johnson Outdoors, Inc. Class A                        1,400            23,562
*+ MGM Mirage, Inc.                                     49,600         1,674,000
   Mattel, Inc.                                        149,311         3,147,476
*  Ticketmaster Online-CitySearch, Inc.                  6,100           114,131
   Walt Disney Company                                 437,351         8,265,934
                                                                  --------------
                                                                      31,218,176
                                                                  --------------
FINANCIAL SERVICES--5.7%
+  A.G. Edwards, Inc.                                  272,200        10,580,414
   American Express Company                             65,874         2,392,544
+  Bank of Hawaii Corporation                          210,500         5,894,000
+  Bear Stearns & Company, Inc.                          4,747           290,516
*  Certegy, Inc.                                        43,300         1,606,863
*  Champion Enterprises, Inc.                          299,000         1,680,380
+  Charles Schwab Corporation                        1,943,725        21,769,720
   Countrywide Credit Industries, Inc.                   6,035           291,189
+  Equity Residential Properties Trust REIT             13,370           384,387
   Federal Home Loan Mortgage Corporation               34,317         2,100,200
   Federal National Mortgage Association               460,323        33,948,821
   Franklin Resources, Inc.                            131,876         5,623,193
   Goldman Sachs Group, Inc. (The)                     256,300        18,799,605
   H&R Block, Inc.                                       9,058           418,027
   Investors Financial Services Corporation            128,200         4,299,828
   Legg Mason, Inc.                                     53,900         2,659,426
   Lehman Brothers, Inc.                                11,866           741,862
   Merrill Lynch & Company, Inc.                       166,485         6,742,642
   Moody's Corporation                                   7,702           383,174
   Morgan Stanley Dean Witter & Company                 54,148         2,332,696
*+ Net.B@nk, Inc.                                       81,400           948,310
+  Paccar, Inc.                                          5,685           252,335
   Providian Financial Corporation                      14,032            82,508
   SEI Investment Company                              208,240         5,866,121
   Stillwell Financial Inc.                             10,928           198,890
   T. Rowe Price Group, Inc.                           128,095         4,211,764
   US Bancorp                                           94,920         2,216,382
   Worthington Industries, Inc.                          4,216            76,310
                                                                  --------------
                                                                     136,792,107
                                                                  --------------

                                       96
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
                                                        SHARES             VALUE
--------------------------------------------------------------------------------
FOOD RETAILERS--0.1%
+  Albertson's, Inc.                                    20,049    $      610,693
*  Great Atlantic & Pacific Tea Company                 33,600           627,984
*+ Panera Bread Company                                 35,400         1,220,238
+  Winn Dixie, Inc.                                      6,940           108,195
                                                                  --------------
                                                                       2,567,110
                                                                  --------------
FOREST PRODUCTS & PAPER--0.5%
   Boise Cascade Corporation                             2,865            98,928
   Georgia-Pacific Group                                11,344           278,836
   International Paper Company                          23,796         1,037,030
   Kimberly-Clark Corporation                          133,728         8,291,136
   MeadWestvaco Corporation                              9,801           328,922
   Plum Creek Timber Company, Inc.                       9,013           276,699
   Schweitzer-Mauduit International, Inc.               19,900           489,540
   The St. Joe Company                                   2,800            84,056
   Weyerhauser Company                                  10,677           681,726
                                                                  --------------
                                                                      11,566,873
                                                                  --------------
HEALTH CARE PROVIDERS--1.7%
*  AdvancePCS                                            7,800           186,732
*  Community Health Systems, Inc.                        3,700            99,160
*  Coventry Health Care, Inc.                           18,200           517,244
*  DIANON Systems, Inc.                                 17,722           946,709
   HCA - The Healthcare Company                         25,428         1,207,830
*+ Health Management Associates, Inc.                  326,205         6,573,031
*  Healthsouth Corporation                              19,369           247,730
*  Lincare Holdings, Inc.                                2,500            80,750
*  Manor Care, Inc.                                      5,054           116,242
*+ PacifiCare Health Systems, Inc.                       6,500           176,800
*  Quest Diagnostics Inc.                               42,000         3,614,100
*  Tenet Healthcare Corporation                        207,870        14,873,098
*+ Triad Hospitals, Inc.                                 8,200           347,516
*  Trigon Healthcare, Inc.                              34,600         3,480,068
*  United Surgical Partners International, Inc.          5,400           167,292
   UnitedHealth Group, Inc.                             82,493         7,552,234
                                                                  --------------
                                                                      40,186,536
                                                                  --------------
HEAVY CONSTRUCTION--0.0%
   Valmont Industries, Inc.                              2,200            44,726
                                                                  --------------
HEAVY MACHINERY--2.5%
*  AGCO Corporation                                     30,100           586,950
*  American Standard Companies, Inc.                     3,538           265,704
*  Applied Materials, Inc.                           1,596,212        30,359,952
   Baker Hughes, Inc.                                   16,583           552,048
   Black & Decker Corporation                            3,939           189,860
   Caterpillar, Inc.                                    16,947           829,556
   Chicago Bridge & Iron Company NV NY Shares
    (Netherlands)                                        2,700            76,113
+  Cummins Engine Company, Inc.                          2,039            67,491
+  Deere & Company                                      11,593           555,305
+  Donaldson Company, Inc.                              19,700           690,288
   Dover Corporation                                     9,993           349,755
+  Eaton Corporation                                     3,422    $      248,950
*  Gehl Company                                          5,200            74,620
   Grainger WW, Inc.                                     4,619           231,412
   Ingersoll-Rand Company (Bermuda)                      8,294           378,704
   Lindsay Manufacturing Company                         9,200           212,980
*  Osmonics, Inc.                                       36,900           586,710
   Pall Corporation                                      6,030           125,122
   Parker-Hannifin Corporation                           5,790           276,704
   Rockwell International Corporation                    9,074           181,299
   Stanley Works                                       529,214        21,703,066
   Timken Company                                       18,100           404,173
   Toro Company (The)                                    5,300           301,252
   United Technologies Corporation                      23,133         1,570,731
                                                                  --------------
                                                                      60,818,745
                                                                  --------------
HOME FURNISHINGS & APPLIANCES--0.3%
*  Corning, Inc.                                        46,694           165,764
   Ethan Allen Interiors, Inc.                          35,200         1,226,720
*  Furniture Brands International, Inc.                 72,500         2,193,125
   La-Z-Boy, Inc.                                       11,200           282,464
   Leggett & Platt, Inc.                                19,301           451,643
   Maytag Corporation                                   32,290         1,377,168
   Skyline Corporation                                   1,400            46,200
   Steelcase, Inc. Class A                              22,800           305,064
   Whirlpool Corporation                                 3,304           215,949
                                                                  --------------
                                                                       6,264,097
                                                                  --------------
HOUSEHOLD PRODUCTS--0.3%
   Fortune Brands, Inc.                                  7,336           410,816
   Illinois Tool Works, Inc.                            80,043         5,466,937
*  Owens-Illinois, Inc.                                 48,400           665,016
   PPG Industries, Inc.                                  8,313           514,575
   Snap-On, Inc.                                         2,859            84,884
                                                                  --------------
                                                                       7,142,228
                                                                  --------------
INSURANCE--8.3%
   ACE Ltd. (Bermuda)                                   12,533           396,043
   AFLAC Corporation                                   681,281        21,800,992
+  Aetna, Inc.                                          63,377         3,040,195
   Allstate Corporation                                 35,204         1,301,844
   Ambac Financial Group, Inc.                           5,210           350,112
   American International Group, Inc.                  819,935        55,944,165
   Aon Corporation                                      13,292           391,848
   Chubb Corporation                                     8,383           593,516
   Cigna Corporation                                     7,141           695,676
   Cincinnati Financial Corporation                     22,675         1,055,068
*+ Conseco, Inc.                                        17,020            34,040
   Hartford Financial Services Group                    92,505         5,501,272
*  Health Net, Inc.                                     16,900           452,413
*  Humana, Inc.                                        157,829         2,466,867
   Jefferson Pilot Corporation                           7,428           349,116
   John Hancock Financial Services, Inc.                14,746           519,059
   Lincoln National Corporation                          9,354           392,868
   MBIA, Inc.                                            7,328           414,252
   MGIC Investment Corporation                           9,392           636,778
   Marsh & McLennan Companies, Inc.                     13,560         1,309,896
   Metlife, Inc.                                        35,784         1,030,579

                                       97

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
+  Progressive Corporation                           1,640,626    $   94,910,214
   St. Paul Companies, Inc.                             10,240           398,541
   Torchmark Corporation                                 6,131           234,204
   UnumProvident Corporation                            11,951           304,153
*+ Wellpoint Health Networks                            48,226         3,752,465
   XL Capital Ltd. Class A (Bermuda)                     6,550           554,785
                                                                  --------------
                                                                     198,830,961
                                                                  --------------
LODGING--0.2%
*  Aztar Corporation                                    75,900         1,578,720
   Hilton Hotels Corporation                            18,233           253,439
*+ Mandalay Resort Group                                98,000         2,701,860
   Marriott International Class A                       11,898           452,719
   Starwood Hotels & Resorts
    Worldwide, Inc. REIT                                 9,763           321,105
*+ Station Casinos, Inc.                                 4,100            73,185
                                                                  --------------
                                                                       5,381,028
                                                                  --------------
MEDIA--BROADCASTING & PUBLISHING--2.0%
+  American Greetings Corporation                        3,135            52,229
*  AOL Time Warner, Inc.                               218,754         3,217,871
*  Clear Channel Communications                         32,707         1,047,278
*+ Comcast Corporation Class A                          46,653         1,112,208
+  Dow Jones & Company, Inc.                             4,193           203,151
   E.W. Scripps Company (The)                           16,400         1,262,800
*  Entercom Communications Corporation                     600            27,540
   Gannett Company, Inc.                               341,376        25,910,438
   Knight Ridder, Inc.                                   4,152           261,368
*  Liberty Media Corporation Class A                   127,900         1,279,000
   McGraw-Hill Companies, Inc.                           9,544           569,777
   Media General, Inc.                                   1,800           108,000
   Meredith Corporation                                 34,435         1,320,582
   New York Times Company                               91,785         4,726,927
   Tribune Company                                      14,708           639,798
*  USA Networks, Inc.                                    5,452           127,849
*+ Univision Communications, Inc.                       11,290           354,506
   USA Networks, Inc.
    Warrants (Expires 02/04/09)                            888             6,670
*  Viacom, Inc. Class B                                 98,554         4,372,841
   Wiley John & Sons, Inc. Class A                      12,100           290,158
                                                                  --------------
                                                                      46,890,991
                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES--4.7%
*  Advanced Neuromodulation Systems, Inc.               13,000           396,500
   Allergan, Inc.                                        6,477           432,340
   Applera Corporation - Applied Biosystems
    Group                                               10,464           203,943
   Bard C.R., Inc.                                     100,523         5,687,591
+  Bausch & Lomb, Inc.                                   2,647            89,601
   Baxter International, Inc.                           29,347         1,304,474
   Becton Dickinson & Company                           12,765           439,754
   Biomet, Inc.                                        103,312         2,801,821
*+ Boston Scientific Corporation                       531,814    $   15,592,786
   Dentsply International, Inc.                        137,450         5,073,279
*  Edwards Lifesciences Corporation                     15,100           350,320
*  Guidant Corporation                                  15,045           454,810
*  ICU Medical, Inc.                                     1,350            41,715
   Johnson & Johnson                                   526,747        27,527,798
*+ KLA-Tencor Corporation                               26,050         1,145,939
*  Kensey Nash Corporation                               6,000            97,200
*  Lifecore Biomedical, Inc.                             4,600            52,164
   Medtronics, Inc.                                    674,772        28,913,980
   Mentor Corporation                                   11,300           414,812
*  Patterson Dental Company                             24,500         1,233,085
*  St. Jude Medical, Inc.                               23,398         1,727,942
   Stryker Corporation                                 108,507         5,806,210
*  Tektronix, Inc.                                       4,542            84,981
*+ Therasense, Inc.                                    106,100         1,959,667
*  Thermo Electron Corporation                           8,778           144,837
*  Varian Medical Systems, Inc.                        173,400         7,031,370
   Vital Signs, Inc.                                     2,200            79,530
*  Waters Corporation                                    6,455           172,348
*  Zimmer Holdings, Inc.                               105,106         3,748,080
                                                                  --------------
                                                                     113,008,877
                                                                  --------------
METALS & MINING--0.8%
*  Alcan Aluminum Ltd. (Canada)                         15,842           594,392
   Alcoa, Inc.                                          41,932         1,390,046
+  Allegheny Technologies, Inc.                          3,963            62,615
+  Barrick Gold Corporation (Canada)                    26,464           502,551
   Crane Company                                         2,946            74,769
+  Danaher Corporation                                 134,656         8,934,426
*+ Freeport-McMoRan Copper & Gold, Inc.                  7,108           126,878
*  Inco Ltd. (Canada)                                    8,979           203,285
   JSC Mining and Metallurgical Company
    Norilsk Nickel ADR (Russia) (Russia)                21,200           442,558
+  Masco Corporation                                   126,758         3,436,409
+  Newmont Mining Corporation                           23,529           619,519
   Nucor Corporation                                     3,840           249,754
   Phelps Dodge Corporation                              3,986           164,223
   Placer Dome, Inc. (Canada)                           16,211           181,725
   Pohang Iron & Steel Company Ltd. ADR (South
    Korea)                                              12,600           343,602
   Precision Castparts Corporation                       2,400            79,200
*  SPS Technologies, Inc.                               12,400           473,308
   United States Steel Corporation                       4,404            87,596
                                                                  --------------
                                                                      17,966,856
                                                                  --------------
OFFICE EQUIPMENT & SUPPLIES--0.1%
   Wallace Computer Services, Inc.                      72,300         1,554,450
+  Xerox Corporation                                    35,548           247,770
                                                                  --------------
                                                                       1,802,220
                                                                  --------------
OIL & GAS--4.2%
   Amerada Hess Corporation                              4,379           361,267
   Anadarko Petroleum Corporation                       12,282           605,503

                                       98

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
   Apache Corporation                                    6,868    $      394,773
   Ashland, Inc.                                         3,409           138,064
*  BJ Services Company                                   7,712           261,283
   Burlington Resources, Inc.                            9,912           376,656
*  Cal Dive International, Inc.                        123,300         2,712,600
   ChevronTexaco Corporation                            52,670         4,661,295
   Conoco, Inc.                                         30,881           858,492
+  Devon Energy Corporation                              7,462           367,727
   Dynegy, Inc.                                         17,326           124,747
+  EOG Resources, Inc.                                 104,202         4,136,819
   El Paso Corporation                                  28,485           587,076
+  Ensco International, Inc.                           562,100        15,322,846
   Exxon Mobil Corporation                             335,534        13,730,051
   Global Santa Fe Corporation                         325,732         8,908,770
+  Kerr-McGee Corporation                                4,946           264,858
   KeySpan Corporation                                   6,867           258,543
   Kinder Morgan, Inc.                                   5,711           217,132
   Marathon Oil Corporation                             15,276           414,285
*  Nabors Industries Ltd.                               12,655           446,721
*  Newfield Exploration Company                         13,700           509,229
   Nicor, Inc.                                           2,211           101,153
*  Noble Corporation                                     6,530           252,058
   Peoples Energy Corporation                            1,748            63,732
   Phillips Petroleum Company                          151,025         8,892,352
   Rowan Companies, Inc.                                 4,628            99,271
   Royal Dutch Petroleum Company NY Shares
    (Netherlands)                                      104,867         5,795,999
   Schlumberger Ltd.                                   217,025        10,091,663
   Sempra Energy                                        10,230           226,390
*+ Smith International, Inc.                           217,600        14,838,144
   Sunoco, Inc.                                          3,881           138,280
   Transocean Sedco Forex, Inc.                         15,739           490,270
   Unocal Corporation                                   12,046           444,979
*  Varco International, Inc.                            46,100           808,594
   Williams Companies, Inc.                             25,445           152,416
+  YUKOS ADR (Russia)                                   17,900         2,473,905
                                                                  --------------
                                                                     100,527,943
                                                                  --------------
PHARMACEUTICALS--8.6%
   Abbott Laboratories                                  76,650         2,885,873
+  AmerisourceBergen Corporation                        67,580         5,136,080
*  Amgen, Inc.                                         612,120        25,635,586
*  Biogen, Inc.                                        420,702        17,429,684
   Bristol-Myers Squibb Company                         95,529         2,455,095
   Cardinal Health, Inc.                               101,512         6,233,852
*+ Charles River Laboratories International, Inc.       64,300         2,253,715
   Eli Lilly & Company                                 315,305        17,783,202
*  Forest Laboratories, Inc.                             8,786           622,049
*  Genentech, Inc.                                     659,140        22,081,190
*  Genzyme Corporation                                  10,476           201,558
*  Immunex Corporation                                  26,890           600,723
*  Isolyser Company, Inc.                                1,800             4,590
*  King Pharmaceuticals, Inc.                           12,127           269,826
*  Matritech, Inc.                                       3,700             9,435
   McKesson HBOC, Inc.                                 258,419         8,450,301
*  MedImmune, Inc.                                      12,220           322,608
   Merck & Company, Inc.                               339,508        17,192,685
   Millipore Corporation                                 2,357            75,377
   Mylan Laboratories, Inc.                           133,700     $    4,191,495
   Omnicare, Inc.                                        9,100           238,966
*  Ortec International, Inc.                            22,400            45,472
   Pfizer, Inc.                                      1,106,141        38,714,935
   Pharmacia Corporation                                63,662         2,384,142
   Schering-Plough Corporation                         310,586         7,640,416
   Sigma Aldrich Corporation                             3,622           181,643
*  Watson Pharmaceutical, Inc.                           5,257           132,844
   Wyeth                                               435,134        22,278,861
                                                                  --------------
                                                                     205,452,203
                                                                  --------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.2%
+  Eastman Kodak Company                               155,064         4,523,217
                                                                  --------------
REAL ESTATE--0.0%
   Equity Office Properties Trust REIT                  20,457           615,756
   Simon Property Group, Inc. REIT                       8,675           319,587
                                                                  --------------
                                                                         935,343
                                                                  --------------
RESTAURANTS--1.2%
*  AFC Enterprises, Inc.                                12,400           387,500
*  Brinker International, Inc.                         142,450         4,522,788
*+ Buca, Inc.                                           10,700           203,835
*  CKE Restaurants, Inc.                               111,700         1,271,146
*+ California Pizza Kitchen, Inc.                       82,900         2,055,920
*+ Cheesecake Factory, Inc.                            353,100        12,527,988
   Darden Restaurants, Inc.                              8,631           213,186
*+ Krispy Kreme Doughnuts, Inc.                         34,900         1,123,431
   Lone Star Steakhouse & Saloon, Inc.                   2,700            63,693
   McDonald's Corporation                               63,466         1,805,608
*  O'Charleys, Inc.                                      6,300           159,390
*  Outback Steakhouse, Inc.                             26,000           912,600
*+ P.F. Chang's China Bistro, Inc.                      61,000         1,916,620
*  Quality Dining, Inc.                                 39,300           166,986
*  Sonic Corporation                                    18,000           565,380
*  Starbucks Corporation                                18,825           467,801
   Wendy's International, Inc.                           5,363           213,608
*  Yum! Brands, Inc.                                    14,402           421,259
                                                                  --------------
                                                                      28,998,739
                                                                  --------------
RETAILERS--6.7%
*  Autozone, Inc.                                      185,023        14,302,278
*+ BJ's Wholesale Club, Inc.                            90,200         3,472,700
*  Bed Bath & Beyond, Inc.                              87,420         3,299,231
*  Best Buy Company, Inc.                               89,466         3,247,616
   Big Lots, Inc.                                        5,620           110,602
   CVS Corporation                                      19,294           590,396
   Circuit City Stores                                  10,285           192,844
*+ Circuit City Stores, Inc. - CarMax Group             12,400           268,460
   Claire's Stores, Inc.                                13,600           311,440
*+ Costco Wholesale Corporation                        248,527         9,598,113
   Dillards, Inc. Class A                                4,133           108,657
   Dollar General                                       16,323           310,627
*+ Dollar Tree Store, Inc.                              43,700         1,722,217
   Family Dollar Stores, Inc.                           18,811           663,088
*  Federated Department Stores                          18,313           727,026
+  Gap, Inc.                                            42,581           604,650
+  J.C. Penney Company, Inc.                            13,025           286,811
*  Kenneth Cole Productions, Inc. Class A               15,500           439,425

                                       99

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
*  Kohls Corporation                                   153,638    $   10,766,951
   Limited, Inc.                                        66,603         1,418,644
   May Department Stores Company                        14,772           486,442
+  Nordstrom, Inc.                                     165,536         3,749,390
*  Office Depot, Inc.                                   15,156           254,621
*+ Pacific Sunwear of California, Inc.                  11,100           246,087
*  PETsMART, Inc.                                       21,900           351,276
+  RadioShack Corporation                                8,850           266,031
*  Safeway, Inc.                                       199,880         5,834,497
*  Saks, Inc.                                          193,430         2,483,641
   Sears, Roebuck & Company                             41,327         2,244,056
   Sherwin Williams Company                              7,625           228,216
*  Staples, Inc.                                       150,891         2,972,553
   Stride Rite Corporation                             263,100         2,104,800
+  TJX Companies, Inc.                                 323,432         6,342,502
   Target Corporation                                   44,573         1,698,231
*  The Sports Authority, Inc.                           57,600           654,336
   Tiffany & Company                                   261,712         9,212,262
*  Toys 'R' Us, Inc.                                     9,802           171,241
   Walgreen Company                                    219,958         8,496,978
   Wal-Mart Stores, Inc.                             1,082,158        59,529,512
                                                                  --------------
                                                                     159,768,448
                                                                  --------------
TELECOMMUNICATIONS--1.6%
   AT&T Corporation                                    185,904         1,989,173
   Alltel Corporation                                   90,826         4,268,822
*+ AT&T Wireless Services, Inc.                        146,094           854,650
   BellSouth Corporation                                92,671         2,919,137
   Centurytel, Inc.                                      6,967           205,527
*  Ciena Corporation                                    16,154            67,685
*+ Citizens Communications Company                      17,928           149,878
+  Lucent Technologies, Inc.                           168,566           279,820
   Nortel Networks Corporation (Canada)                185,168           268,494
   SBC Communications, Inc.                            334,069        10,189,105
   Sprint Corporation (FON Group)                       60,298           639,762
*+ Sprint Corporation (PCS Group)                       48,666           217,537
   Verizon Communications                              436,819        17,538,283
                                                                  --------------
                                                                      39,587,873
                                                                  --------------
TELEPHONE SYSTEMS--0.0%
*  J2 Global Communications, Inc.                        1,400            23,002
                                                                  --------------
TEXTILES, CLOTHING & FABRICS--0.7%
*  Columbia Sportswear Company                          38,200         1,222,362
*  Culp, Inc.                                            1,800            28,998
*  Jones Apparel Group, Inc.                             6,194           232,275
   K-Swiss, Inc. Class A                                43,400         1,127,532
   Liz Claiborne, Inc.                                  20,994           667,609
*  Mohawk Industries, Inc.                              10,000           615,300
   Nike, Inc. Class B                                  153,863         8,254,750
*  Oakley, Inc.                                          4,300            74,820
   OshKosh B'Gosh, Inc. Class A                         11,800           513,181
*  Quicksilver, Inc.                                    31,800           788,640
*  Reebok International Ltd.                            33,608           991,436
*  Tommy Hilfiger Corporation                           66,300    $      949,416
+  VF Corporation                                        5,479           214,832
                                                                  --------------
                                                                      15,681,151
                                                                  --------------
TRANSPORTATION--0.5%
   Airborne, Inc.                                       33,700           647,040
   Alexander & Baldwin, Inc.                           124,200         3,170,826
   Arctic Cat, Inc.                                      6,000           104,334
   Brunswick Corporation                                50,232         1,406,496
   Burlington Northern Santa Fe                         19,091           572,730
   C.H. Robinson Worldwide, Inc.                        10,000           335,300
   CSX Corporation                                      10,524           368,866
   CNF, Inc.                                             4,100           155,718
*+ Expedia, Inc.                                         2,500           148,225
   FedEx Corporation                                    14,719           785,995
+  Fleetwood Enterprises, Inc.                         213,400         1,856,580
*  Heartland Express, Inc.                              16,450           393,648
*  Kansas City Southern Industries, Inc.                14,000           238,000
*  Landstar System, Inc.                                 6,200           662,470
   Norfolk Southern Corporation                         19,034           445,015
*  Swift Transportation Company, Inc.                   14,610           340,413
+  Trinity Industries, Inc.                             31,200           646,464
   Union Pacific Corporation                            12,264           776,066
                                                                  --------------
                                                                      13,054,186
                                                                  --------------
UTILITIES--0.5%
*  AES Corporation                                      26,318           142,644
   Ameren Corporation                                    6,795           292,253
   American Electric Power, Inc.                        16,677           667,414
+  CMS Energy Corporation                                6,566            72,095
*+ Calpine Corporation                                  18,018           126,667
   Cinergy Corporation                                   7,856           282,737
   Consolidated Edison, Inc.                            10,479           437,498
   Constellation Energy Group                            8,083           237,155
   DTE Energy Company                                    8,031           358,504
   Dominion Resources, Inc.                             13,640           902,968
   Duke Energy Corporation                              40,768         1,267,885
*  Edison International                                115,686         1,966,662
   Entergy Corporation                                  10,913           463,148
+  FPL Group, Inc.                                       8,683           520,893
   Firstenergy Corporation                              14,694           490,486
   NiSource, Inc.                                       10,210           222,884
*  PG&E Corporation                                     19,120           342,057
   PPL Corporation                                       7,231           239,201
   Pinnacle West Capital Corporation                     4,179           165,071
   Public Service Enterprise Group, Inc.                10,243           443,522
+  Southern Company                                     34,320           940,368
+  TXU Corporation                                      19,289           994,348
                                                                  --------------
                                                                      11,576,460
                                                                  --------------
TOTAL COMMON STOCKS
(Cost $2,776,344,830)                                              2,333,443,665
                                                                  --------------
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
MEDIA--BROADCASTING & PUBLISHING--0.0%
*+ USA Networks, Inc. - Series A
   (Cost $49,633)                                          798            43,092
                                                                  --------------

                                       100

                                  COUPON    MATURITY
                                   RATE       DATE           FACE            VALUE
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.0%
----------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.0%
   U.S. Treasury Bill
**                                 1.650%  09/26/2002 $    50,000   $       49,796
**                                 1.640%  09/26/2002     100,000           99,595
                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $149,391)                                                         149,391
                                                                    --------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS--8.5%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
  FUNDS--1.2%
++ Merrimac Money Market Fund      1.893%  07/01/2002  10,479,656       10,479,656
++ The Dreyfus Corporation         1.890%  07/01/2002  19,347,055       19,347,055
                                                                    --------------
                                                                        29,826,711
                                                                    --------------
BANK & CERTIFICATE DEPOSITS
  /OFFSHORE TIME DEPOSITS--2.0%
++ American Express Centurion
     Bank                          1.790%  07/08/2002  12,898,036       12,898,036
++ Bank of Nova Scotia             1.800%  07/15/2002   9,673,528        9,673,528
++ Bayerische Hypovereinsbank      1.930%  07/03/2002   6,449,016        6,449,016
++ Bayerische Hypovereinsbank      1.800%  08/08/2002   3,224,510        3,224,510
++ Bayerische Hypovereinsbank      1.800%  09/19/2002   8,061,275        8,061,275
++ Toronto Dominion Bank           1.830%  08/29/2002   6,449,019        6,449,019
                                                                    --------------
                                                                        46,755,384
                                                                    --------------
FLOATING RATE INSTRUMENTS/
  MASTER NOTES--5.3%
++ American Honda                  1.820%  07/08/2002  11,365,563       11,365,563
++ CIBC                            1.790%  11/04/2002   8,074,665        8,074,665
++ CS First Boston                 2.040%  07/01/2002  41,940,147       41,940,147
++ Fleet National Bank             2.000%  07/03/2002   6,584,753        6,584,753
++ Galaxy                          1.783%  07/11/2002   3,224,511        3,224,511
++ Goldman Sachs & Co              1.980%  07/08/2002   8,063,378        8,063,378
++ Goldman Sachs & Co              1.900%  03/21/2003   8,079,678        8,079,678
++ Liberty Lighthouse              1.821%  07/09/2002   4,836,763        4,836,763
++ Merrill Lynch                   1.920%  04/16/2003   1,612,254        1,612,254
++ Merrill Lynch                   1.910%  11/26/2002   3,224,510        3,224,510
++ Morgan Stanley Dean
     Witter & Co                   2.080%  11/08/2002   4,836,761        4,836,761
++ Morgan Stanley Dean
     Witter & Co                   2.050%  03/25/2003 $16,118,474   $   16,118,474
++ National City Bank              1.815%  01/23/2003   5,159,212        5,159,212
++ U.S. Bank                       1.800%  11/06/2002   3,224,510        3,224,510
                                                                    --------------
                                                                       126,345,179
                                                                    --------------
TOTAL CASH EQUIVALENTS
  (Cost $202,927,274)                                                  202,927,274
                                                                    --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.0%
--------------------------------------------------------------------------------
IBT Repurchase Agreement dated 06/28/2002 due
  07/01/2002, with a maturity value of
  $71,966,258 and an effective yield of 1.25%
  collateralized by U.S. Government
  Obligations with rates ranging from 4.52%
  to 7.00%, maturity dates ranging from
  06/15/2011 to 05/15/2031 and an aggregate
  market value of $75,556,790.                         71,958,761       71,958,761
                                                                     --------------
TOTAL INVESTMENTS--108.6%
  (Cost $3,051,429,889)                                              2,608,522,183
                                                                    --------------
Other assets less liabilities--(8.6%)                                 (205,747,490)
                                                                    --------------
NET ASSETS--100.0%                                                  $2,402,774,693
                                                                    ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
+    Denotes all or a portion of security on loan (Note 6).
*    Non-income producing security.
**   Security has been pledged as collateral for futures contracts.
++   Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.

VANTAGEPOINT AGGRESSIVE
OPPORTUNITIES FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--87.2%
--------------------------------------------------------------------------------
ADVERTISING--0.7%
*  Catalina Marketing Corporation                        4,040   $       114,009
*  DST Systems, Inc.                                    47,815         2,185,624
*+ TMP Worldwide, Inc.                                  94,100         2,023,150
*  Ventiv Health, Inc.                                 126,800           357,576
                                                                 ---------------
                                                                       4,680,359
                                                                 ---------------
BANKING--2.9%
   Alabama National Bancorp                              4,400           190,476
   Anchor Bancorp Wisconsin, Inc.                        6,300           151,893
   BancFirst Corporation                                   400            18,556
   Bank Mutual Corporation                               2,300            46,851
   BankAtlantic Bancorp, Inc. Class A                   23,700           293,880
*  BankUnited Financial Corporation Class A              8,200           157,030
   Brookline Bancorp, Inc.                              11,900           301,070
   Capital One Financial Corporation                    77,900         4,755,795
   Chemical Financial Corporation                        3,000           112,530
   Commerce Bancorp, Inc.                              101,700         4,495,140
   Connecticut Bancshares, Inc.                          4,100           136,120
   F & M Bancorp                                         1,100            38,808
   Financial Institutions, Inc.                          5,200           196,872
   First Bancorp                                         3,700           139,490
   First Federal Capital Corporation                     9,700           214,370
   First Financial Bankshares, Inc.                        700            29,287
   First Financial Holdings, Inc.                        7,000           225,050
   Frontier Financial Corporation                        3,000            88,050
   Glacier Bancorp, Inc.                                 2,200            53,900
   Harbor Florida Bancshares, Inc.                       8,300           184,177
   Harleysville National Corporation                     2,800            75,628
   Hudson River Bancorp, Inc.                            2,600            70,174
   Independent Bank Corporation                          4,100           129,396
   MAF Bancorp, Inc.                                     5,100           191,760
+  MB Financial, Inc.                                    5,300           177,338
   National Penn Bancshares, Inc.                        1,700            44,540
   North Fork Bancorporation, Inc.                     116,000         4,617,960
   Pacific Capital Bancorp                               8,000           191,040
   Pacific Northwest Bancorp                             6,000           187,920
   PFF Bancorp, Inc.                                     3,700           142,080
   Sandy Spring Bancorp, Inc.                            4,200           135,030
   Seacoast Financial Services Corporation               6,300           157,941
   Sterling Bancorp                                      2,000            71,400
   Sterling Financial Corporation                        1,700            42,432
   Susquehanna Bancshares, Inc.                          8,600           195,306
   The South Financial Group, Inc.                      11,600           259,944
   UCBH Holdings, Inc.                                   3,400           129,234
   Umpqua Holdings Corporation                           7,700           142,296
+  Westcorp                                              9,800   $       313,110
   Wintrust Financial Corporation                        8,100           280,017
                                                                 ---------------
                                                                      19,383,891
                                                                 ---------------
BEVERAGES, FOOD & TOBACCO--0.6%
*  Del Monte Foods Company                              67,720           799,096
*  Kroger Company                                      110,300         2,194,970
*  Peet's Coffee & Tea, Inc.                            55,600         1,023,596
                                                                 ---------------
                                                                       4,017,662
                                                                 ---------------
BIO-TECHNOLOGY--1.1%
*+ Invitrogen Corporartion                             219,500         7,026,195
*  Lexicon Genetics, Inc.                               65,700           321,207
*  VISX, Inc.                                            2,485            27,086
                                                                 ---------------
                                                                       7,374,488
                                                                 ---------------
CHEMICALS--0.0%
   Church & Dwight
    Company, Inc.                                        7,200           225,576
                                                                 ---------------
COMMERCIAL SERVICES--8.6%
*+ Administaff, Inc.                                     8,600            86,000
*  Advisory Board Company (The)                         32,800         1,188,672
*+ Affiliated Computer Services, Inc. Class A          167,440         7,950,051
*  ARAMARK Corporation                                   4,060           101,500
*  Arbitron, Inc.                                       10,963           342,046
*  BISYS Group, Inc.                                   255,450         8,506,485
*+ Bright Horizons, Inc.                                24,010           794,971
*  Concord EFS, Inc.                                    62,390         1,880,435
*  Corinthian Colleges, Inc.                           200,000         6,778,000
*+ Corporate Executive Board Company                   129,200         4,425,100
*+ Cytyc Corporation                                   283,400         2,159,508
*  DiamondCluster International, Inc.                   36,500           218,270
*  Forrester Research, Inc.                             36,400           706,124
*  Gartner Group, Inc. Class A                          27,005           272,750
   Global Payments, Inc.                                50,390         1,499,102
*+ Hotels.com Class A                                   23,200           979,736
*  KPMG Consulting, Inc.                                63,000           936,180
*  MPS Group, Inc.                                      60,890           517,565
*+ Myriad Genetics, Inc.                                12,100           246,114
*  National Processing, Inc.                            20,615           531,867
*+ Overture Services, Inc.                             238,700         5,962,726
   Paychex, Inc.                                       113,175         3,541,246
*  ProBusiness Services, Inc.                           28,495           415,144
+  Regis Corporation                                    52,425         1,416,471
*  Resources Connection, Inc.                           28,870           779,201
*  Robert Half International, Inc.                      51,900         1,209,270
*  Spherion Corporation                                 48,645           578,875
   Strayer Education, Inc.                              11,000           699,600
*  Sylvan Learning Systems, Inc.                        11,600           231,304
*+ WebMD Corporation                                   203,515         1,145,789
*  Weight Watchers International, Inc.                   9,700           421,368
                                                                 ---------------
                                                                      56,521,470
                                                                 ---------------
COMMUNICATIONS--2.1%
*  Advanced Fiber Communications, Inc.                 209,490         3,464,965
*  Brocade Communications Systems, Inc.                 58,700         1,026,076
*  Cable Design Technologies Corporation                41,055           420,814

                                       102

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
*  Inet Technologies, Inc.                              63,350   $       427,612
*  Marvell Technology Group Ltd. (Bermuda)              25,000           497,250
*  McData Corporation Class A                          138,200         1,217,542
*  Network Appliance, Inc.                             127,200         1,582,368
*  Openwave Systems, Inc.                              126,963           712,262
*+ Research In Motion Ltd. (Canada)                    240,400         2,735,752
*  SBA Communications Corporation                      106,400           150,024
*+ Webex Communications, Inc.                          118,900         1,890,510
                                                                 ---------------
                                                                      14,125,175
                                                                 ---------------
COMPUTER SOFTWARE & PROCESSING--9.1%
*  Agile Software Corporation                          153,900         1,118,853
*  Altiris, Inc.                                         9,000            46,728
*+ Aspen Technologies, Inc.                             33,425           278,764
*   Aware, Inc.                                         17,915            68,077
*+ BEA Systems, Inc.                                    53,200           505,932
*  Braun Consulting, Inc.                               38,410           134,051
*  CSG Systems International, Inc.                     202,525         3,876,328
*+ CheckFree Corporation                               265,080         4,145,851
*+ Citrix Systems, Inc.                                288,000         1,739,520
*  Covansys Corporation                                 18,750           105,375
*  Dendrite International, Inc.                         97,520           943,018
*  Docent, Inc.                                         62,400            71,760
*  DSP Group, Inc.                                      47,850           937,860
*  ePresence, Inc.                                      39,340           147,525
*  Fiserv, Inc.                                         13,162           483,177
*  HNC Software, Inc.                                   39,930           666,831
*  Hyperion Solutions Corporation                       60,130         1,096,609
*  Informatica Corporation                             211,000         1,495,990
*+ Internet Security Systems Inc.                       36,300           476,256
*  Interwoven, Inc.                                    236,400           721,020
*  Intuit, Inc.                                         97,200         4,832,784
*+ J.D. Edwards & Company                               77,800           945,270
   Jack Henry & Associates, Inc.                        77,200         1,288,468
*  Legato Systems, Inc.                                133,800           481,680
*  Manugistics Group, Inc.                              75,000           458,250
*+ McDATA Corporation Class B                           81,900           728,910
*+ Mercury Interactive Corporation                      32,100           737,016
   NDCHealth Corporation                                37,335         1,041,646
*  Netegrity, Inc.                                      55,987           344,880
*  NetIQ Corporation                                    33,600           760,368
*  Numerical Technologies, Inc.                         38,750           154,806
*  PeopleSoft, Inc.                                     29,300           435,984
*+ Perot Systems Corporation                            19,500           212,355
*+ Quest Software, Inc.                                112,600         1,636,078
*+ RSA Security, Inc.                                   40,345           194,059
*  Raindance Communications, Inc.                       55,200           317,400
*  Renaissance Learning, Inc.                            7,800           157,716
*+ Retek, Inc.                                         193,681         4,706,448
*  Selectica, Inc.                                     158,800           630,436
*  Siebel Systems, Inc.                                403,100         5,732,082
*+ SmartForce PLC ADR (Ireland)                        212,305           721,837
*  Sonus Networks, Inc.                                166,100           335,522
*+ Sungard Data Systems, Inc.                          186,800   $     4,946,464
*+ Symantec Corporation                                195,300         6,415,605
*  Technology Solutions Company                         61,550            78,784
*  Veritas Software Corporation                         96,400         1,907,756
*  Verity, Inc.                                         56,155           622,759
                                                                 ---------------
                                                                      59,884,888
                                                                 ---------------
COMPUTERS & INFORMATION--2.0%
*+ Computer Network Technology Corporation              61,380           376,259
*+ Digital Insight Corporation                          20,880           343,476
*+ Emulex Corporation                                   57,000         1,283,070
+  IMS Health, Inc.                                    122,200         2,193,490
*  InfoUSA, Inc.                                        51,515           281,839
*+ Juniper Networks, Inc.                              130,200           735,630
*  Keane, Inc.                                          62,000           768,800
*  Radiant Systems, Inc.                                19,325           251,805
*  Rational Software Corporation                       184,620         1,515,730
*  Storage Networks, Inc.                              186,530           367,278
*+ Verisign, Inc.                                      298,770         2,148,156
*+ Yahoo!, Inc.                                        176,676         2,607,738
                                                                 ---------------
                                                                      12,873,271
                                                                 ---------------
CONSTRUCTION--0.2%
+  KB Home                                               9,000           463,590
   Martin Marietta Materials, Inc.                      18,740           730,860
   Pulte Corporation                                     5,800           333,384
                                                                 ---------------
                                                                       1,527,834
                                                                 ---------------
COSMETICS & PERSONAL CARE--0.5%
+  Estee Lauder Companies Class A                       98,200         3,456,640
                                                                 ---------------
DIVERSIFIED--1.3%
*+ Armor Holdings, Inc.                                 17,500           446,250
*+ Yankee Candle Company, Inc. (The)                   300,000         8,127,000
                                                                 ---------------
                                                                       8,573,250
                                                                 ---------------
EDUCATION--0.5%
*  Career Education Corporation                         20,400           918,000
*+ DeVry, Inc.                                         114,900         2,624,316
                                                                 ---------------
                                                                       3,542,316
                                                                 ---------------
ELECTRICAL EQUIPMENT--0.2%
*+ BriteSmile, Inc.                                     37,800            89,586
*  Therma-Wave, Inc.                                    15,840           180,418
*  Wilson Greatbatch Technologies, Inc.                 30,490           776,885
                                                                 ---------------
                                                                       1,046,889
                                                                 ---------------
ELECTRONICS--7.1%
*  Altera Corporation                                   88,300         1,200,880
*  Applied Micro Circuits Corporation                  164,800           779,504
*  Exar Corporation                                     74,700         1,473,084
*  Fairchild Semiconductor Corporation Class A          29,500           716,850
*  General Motors Corporation Class H                   95,500           993,200
*  GlobespanVirata, Inc.                               282,024         1,091,433
*+ Intersil Holding Corporation                        412,672         8,822,927
*  Kemet Corporation                                    28,700           512,582
*+ LTX Corporation                                      37,900           541,212
   Mattson Technology, Inc.                             13,300            61,446

                                       103

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
*  Maxim Integrated Products, Inc.                     241,700   $     9,264,361
*  Mettler-Toledo International, Inc.                   19,450           717,121
*+ Micrel, Inc.                                         71,100         1,022,418
*  National Semiconductor Corporation                  151,600         4,422,172
*+ Novellus System, Inc.                                30,100         1,023,400
*+ Polycom, Inc.                                        92,300         1,106,677
*+ Semtech Corporation                                 120,400         3,214,680
*  Silicon Image, Inc.                                 111,000           679,320
*+ Varian Semiconductor
     Equipment Associates, Inc.                         16,400           556,452
*  Varian, Inc.                                         29,645           976,803
*+ Veeco Intruments, Inc.                               18,400           425,224
*  Xilinx, Inc.                                        278,700         6,251,241
*  Zarlink Semiconductor Inc. (Canada)                 216,625         1,102,621
                                                                 ---------------
                                                                      46,955,608
                                                                 ---------------
ENTERTAINMENT & LEISURE--1.8%
*  Macrovision Corporation                             138,600         1,817,046
*  Regal Entertainment Group Class A                       200             4,664
*  Westwood One, Inc.                                  267,300         8,933,166
*  World Wrestling Federation
    Entertainment, Inc.                                 51,700           754,820
                                                                 ---------------
                                                                      11,509,696
                                                                 ---------------
FINANCIAL SERVICE--4.7%
*+ Affiliated Managers Group, Inc.                      94,400         5,805,600
*+ AmeriCredit Corporation                             120,800         3,388,440
*  Certegy, Inc.                                       144,700         5,369,817
*+ E*Trade Group, Inc.                                 410,000         2,238,600
*+ Federal Agricultural Mortgage Corporation             1,500            40,050
   Federated Investors, Inc. Class B                     9,287           321,052
*  Investment Technology Group, Inc.                    11,900           389,130
*+ NCO Group, Inc.                                      18,910           411,860
*+ S1 Corporation                                      126,236           932,884
   SEI Investment Company                               59,800         1,684,566
   Student Loan Corporation                              7,230           598,933
   T. Rowe Price Group, Inc.                            71,600         2,354,208
   TCF Financial Corporation                           150,700         7,399,370
   Waddell & Reed Financial, Inc. Class A               13,965           320,078
                                                                 ---------------
                                                                      31,254,588
                                                                 ---------------
HEALTH CARE PROVIDERS--6.2%
*  Accredo Health, Inc.                                 20,470           944,486
*+ American Healthways, Inc.                            18,925           336,865
*+ AmeriPath, Inc.                                      40,320           967,680
*  Apria Healthcare Group, Inc.                         30,000           672,000
*+ Caremark Rx, Inc.                                   157,705         2,602,132
*  Community Health Systems, Inc.                      210,800         5,649,440
*  DaVita, Inc.                                         33,440           795,872
*  DIANON Systems, Inc.                                  5,100           272,442
*+ Express Scripts, Inc. Class A                        27,300         1,368,003
*  First Health Group Corporation                       72,300         2,027,292
*  Healthsouth Corporation                             151,300         1,935,127
*  IDEXX Laboratories, Inc.                             45,925   $     1,184,406
*+ Impath, Inc.                                         43,765           785,582
*+ Kindred Healthcare, Inc.                             13,400           595,898
*  Lifepoint Hospital, Inc.                              9,955           361,466
*  Lincare Holdings, Inc.                              308,160         9,953,568
*  Odyssey Healthcare, Inc.                             24,650           885,674
*+ Option Care, Inc.                                    58,425           802,760
*+ Orthodontic Centers of America, Inc.                236,590         5,453,400
*  Renal Care Group, Inc.                               15,100           470,365
*  Select Medical Corporation                           20,700           324,162
*+ Sunrise Assisted Living, Inc.                        73,900         1,980,520
*+ Triad Hospitals, Inc.                                11,023           467,155
                                                                 ---------------
                                                                      40,836,295
                                                                 ---------------
HEAVY MACHINERY--0.2%
*  Brooks - PRI Automation, Inc.                        20,700           529,092
*  Hydril Company                                        4,800           128,640
*  Knight Transportation, Inc.                          23,100           535,689
                                                                 ---------------
                                                                       1,193,421
                                                                 ---------------
HOME CONSTRUCTION, FURNISHINGS &
APPLIANCES--0.1%
*+ Toll Brothers, Inc.                                  18,000           527,400
                                                                 ---------------
HOME FURNISHINGS & APPLIANCES--0.1%
   Ethan Allen Interiors, Inc.                          20,800           724,880
                                                                 ---------------
INSURANCE--3.1%
   ACE Ltd. (Bermuda)                                   43,600         1,377,760
   Brown & Brown, Inc.                                 142,000         4,473,000
   Cincinnati Financial Corporation                     15,000           697,950
*+ Conseco, Inc.                                       132,350           264,700
   Gallagher (Arthur J.) & Company                      30,900         1,070,685
   Odyssey Re Holdings Corporation                      27,200           473,008
*  Principal Financial Group, Inc.                      13,380           414,780
   Radian Group, Inc.                                  138,000         6,741,300
*+ Willis Group Holdings Ltd.                          109,400         3,600,354
   XL Capital Ltd. Class A (Bermuda)                    19,200         1,626,240
                                                                 ---------------
                                                                      20,739,777
                                                                 ---------------
LODGING--0.0%
*+ Station Casinos, Inc.                                 7,900           141,015
                                                                 ---------------
MEDIA--BROADCASTING & PUBLISHING--6.2%
*  American Tower Corporation                          284,655           982,060
   Belo Corporation Class A                             21,100           477,071
*+ Cablevision Systems Corporation                      76,400           722,744
*+ Cablevision Systems Corporation-Rainbow Media Group  83,050           726,688
*  Clear Channel Communications                         62,900         2,014,058
*  Cox Radio, Inc. Class A                             184,200         4,439,220
*  Cumulus Media, Inc. Class A                          20,200           278,356
*+ EchoStar Communications Corporation Class A         351,560         6,524,954
*  Emmis Communications Corporation Class A             39,105           828,635
*+ Entercom Communications Corporation                  31,770         1,458,243

                                       104

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
*  Hispanic Broadcasting Corporation                   104,800   $     2,735,280
*  Information Holdings, Inc.                           17,700           431,880
   Lee Enterprises, Inc.                                 1,200            42,000
*  Lin TV Corporation Class A                           14,100           381,264
   McGraw-Hill Companies, Inc.                           8,500           507,450
*  Mediacom Communications Corporation                 321,500         2,504,485
*  Playboy Enterprises, Inc. Class B                    70,800           902,700
*  Radio One, Inc.                                      79,300         1,179,191
*+ Radio One, Inc. Class D                             176,400         2,623,068
*  Scholastic Corporation                               96,590         3,660,761
*  Spanish Broadcasting System, Inc.                   190,493         1,904,930
*+ Univision
    Communications, Inc.                               184,200         5,783,880
                                                                 ---------------
                                                                      41,108,918
                                                                 ---------------
MEDICAL EQUIPMENT & SUPPLIES--3.1%
*+ Apogent Technologies, Inc.                          430,000         8,845,100
   Applera Corporation - Applied Biosystems Group       53,100         1,034,919
*  Conmed Corporation                                   42,862           957,108
*  Cyberonics, Inc.                                     24,400           320,104
*  DJ Orthopedics, Inc.                                 10,760            88,232
*  Edwards Lifesciences Corporation                     47,800         1,108,960
*+ Endocare, Inc.                                       49,900           659,179
*  Haemonetics Corporation                              79,090         2,309,428
*  Harvard Bioscience, Inc.                              5,220            29,180
*  Osteotech, Inc.                                      34,790           257,098
*  Steris Corporation                                   57,510         1,099,016
*  Techne Corporation                                   95,000         2,680,900
*  Tektronix, Inc.                                      21,000           392,910
*  Zoll Medical Corporation                             15,150           492,830
                                                                 ---------------
                                                                      20,274,964
                                                                 ---------------
MEDICAL SUPPLIES--0.1%
*  Kyphon, Inc.                                          1,400            20,412
*+ Thoratec Corporation                                 42,500           382,075
*  Urologix, Inc.                                        3,400            43,486
                                                                 ---------------
                                                                         445,973
                                                                 ---------------
OIL & GAS--2.3%
*  Cal Dive International, Inc.                         16,070           353,540
+  Devon Energy Corporation                             37,870         1,866,234
   Diamond Offshore Drilling, Inc.                       5,500           156,750
*  Dril-Quip, Inc.                                      19,680           491,016
*  Key Energy Services, Inc.                           442,500         4,646,250
*  Nabors Industries Ltd.                              113,100         3,992,430
*  National-Oilwell, Inc.                                2,900            61,045
*  Newfield Exploration Company                         58,710         2,182,251
*  Noble Corporation                                    13,700           528,820
*  Premcor, Inc.                                         7,590           195,215
*  Pride International, Inc.                             9,635           150,884
*  Superior Energy Services, Inc.                       12,300           124,845
*  Varco International, Inc.                            36,000           631,440
                                                                 ---------------
                                                                      15,380,720
                                                                 ---------------
PHARMACEUTICALS--6.4%
*  Albany Molecular Research, Inc.                      34,400           727,216
*+ Alkermes, Inc.                                       54,150   $       866,942
*+ American Pharmaceutical Partners, Inc.               68,900           851,604
   AmerisourceBergen Corporation                        72,700         5,525,200
*+ Andrx Corp - Andrx Group                            189,400         5,108,118
*  Arena Pharmaceuticals, Inc.                          48,180           404,712
*+ Biovail Corporation (Canada)                        209,800         6,075,808
*  Celgene Corporation                                  34,300           524,790
*+ CV Therapeutics, Inc.                                26,700           497,154
*  Genentech, Inc.                                      74,600         2,499,100
*  Genzyme Corporation                                  49,800           958,152
*+ Gilead Sciences, Inc.                               132,100         4,343,448
*+ Human Genome Sciences, Inc.                          94,000         1,259,600
*  Impax Laboratories, Inc.                             65,600           491,344
*+ Inhale Therapeutic Systems, Inc.                    122,700         1,218,411
*+ InterMune, Inc.                                      20,480           432,128
*  King Pharmaceuticals, Inc.                          174,400         3,880,400
*  Medicis Pharmaceutical Corporation Class A           12,300           525,948
*  MedImmune, Inc.                                      30,600           807,840
*+ Noven Pharmaceuticals, Inc.                          72,100         1,838,550
*  Pharmaceutical Product Development, Inc.             39,500         1,040,430
*  Priority Healthcare Corporation Class B              44,000         1,034,000
*+ Shire Pharmaceuticals Group PLC (United Kingdom)     17,300           446,513
*  Vertex Pharmaceuticals, Inc.                         46,800           761,904
                                                                 ---------------
                                                                      42,119,312
                                                                 ---------------
RESTAURANTS--2.9%
*  Brinker International, Inc.                         245,500         7,794,625
*  CEC Entertainment, Inc.                              27,200         1,123,360
*+ California Pizza Kitchen, Inc.                       79,420         1,969,616
*  Jack in the Box, Inc.                                28,400           903,120
   Landry's Seafood Restaurants, Inc.                   21,000           535,710
*  Outback Steakhouse, Inc.                             47,800         1,677,780
*+ Papa John's International, Inc.                      19,980           667,132
*  RARE Hospitality International, Inc.                 11,600           312,272
   Ruby Tuesday, Inc.                                  123,900         2,403,660
*  Sonic Corporation                                    47,175         1,481,767
                                                                 ---------------
                                                                      18,869,042
                                                                 ---------------
RETAILERS--11.1%
*  99 Cents Only Stores                                 44,833         1,149,975
*  Action Performance Companies, Inc.                   30,000           948,000
*+ Amazon.com, Inc.                                    118,500         1,925,625
*+ AnnTaylor Stores Corporation                         27,000           685,530
*+ BJ's Wholesale Club, Inc.                           185,700         7,149,450
*  Bed Bath & Beyond, Inc.                             197,000         7,434,780
   CVS Corporation                                      33,200         1,015,920
*+ Cost Plus, Inc.                                     104,350         3,178,397
   Dollar General                                      361,400         6,877,442
*+ Dollar Tree Store, Inc.                             154,800         6,100,668
*+ Duane Reade, Inc.                                    24,900           847,845
*+ Ebay, Inc.                                          177,600        10,943,712
   Family Dollar Stores, Inc.                           75,500         2,661,375
*+ GSI Commerce, Inc.                                   33,100           246,595

                                       105

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
*  Hearst-Argyle Television, Inc.                        6,300   $       142,065
*  Linens 'n Things, Inc.                              238,900         7,838,309
*  Michaels Stores, Inc.                                42,100         1,641,900
*  Office Depot, Inc.                                   17,460           293,328
*  O'Reilly Automotive, Inc.                            12,000           330,720
*  PETCO Animal Supplies, Inc.                           8,840           220,204
*  PETsMART, Inc.                                      104,900         1,682,596
   Pier 1 Imports, Inc.                                 34,350           721,350
   Ross Stores, Inc.                                   112,700         4,592,525
*  ShopKo Stores, Inc.                                  22,400           452,480
   Talbots, Inc.                                        56,900         1,991,500
*+ Williams-Sonoma, Inc.                                81,600         2,501,856
                                                                 ---------------
                                                                      73,574,147
                                                                 ---------------
TELECOMMUNICATIONS--0.5%
*+ Amdocs Ltd.                                          34,163           257,931
*  Ciena Corporation                                   163,889           686,696
*+ Crown Castle International Corporation              387,200         1,521,696
*  Tekelec                                             116,830           938,145
                                                                 ---------------
                                                                       3,404,468
                                                                 ---------------
TEXTILES, CLOTHING & FABRICS--0.7%
*  Mohawk Industries, Inc.                              70,000         4,307,100
*  Oakley, Inc.                                         16,100           280,140
                                                                 ---------------
                                                                       4,587,240
                                                                 ---------------
TRANSPORTATION--0.8%
   C.H. Robinson Worldwide, Inc.                        10,800           362,124
*+ Expedia, Inc.                                        39,200         2,324,168
   Expedia, Inc. Warrants (Expires 2/4/09)               6,297           182,613
*  Heartland Express, Inc.                              19,837           474,699
*+ J.B. Hunt Transport Services, Inc.                   25,500           752,760
*+ Swift Transportation Company, Inc.                   24,100           561,530
*  Trico Marine Services, Inc.                           1,530            10,389
   Werner Enterprises, Inc.                             17,633           375,759
                                                                 ---------------
                                                                       5,044,042
                                                                 ---------------
TOTAL COMMON STOCKS
 (Cost $708,239,993)                                                 575,925,215
                                                                 ---------------

                                                COUPON     MATURITY
                                                 RATE        DATE                FACE           VALUE
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--0.9%
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--
MORTGAGE BACKED--0.9%
  Federal Home Loan Mortgage Corporation IO      7.000%   02/15/2020    $     599,000           8,893
  Federal National Mortgage Association          1.900%   07/01/2002        5,954,000       5,953,371
                                                                                        -------------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
  (Cost $6,034,611)                                                                         5,962,264
-----------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--24.6%
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--3.6%
++ Merrimac Money Market Fund                    1.893%   07/01/2002    $   8,396,418   $   8,396,418
++ The Dreyfus Corporation                       1.890%   07/01/2002       15,501,079      15,501,079
                                                                                        -------------
                                                                                           23,897,497
                                                                                        -------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--5.7%
++ American Express Centurion Bank               1.790%   07/08/2002       10,334,053      10,334,053
++ Bank of Nova Scotia                           1.800%   07/15/2002        7,750,540       7,750,540
++ Bayerische Hypovereinsbank                    1.930%   07/03/2002        5,167,026       5,167,026
++ Bayerische Hypovereinsbank                    1.800%   08/08/2002        2,583,514       2,583,514
++ Bayerische Hypovereinsbank                    1.800%   09/19/2002        6,458,783       6,458,783
++ Toronto Dominion Bank                         1.830%   08/29/2002        5,167,026       5,167,026
                                                                                        -------------
                                                                                           37,460,942
                                                                                        -------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--15.3%
++ American Honda                                1.820%   07/08/2002        9,042,156       9,042,156
++ CIBC                                          1.790%   11/04/2002        6,458,682       6,458,682
++ CS First Boston                               2.040%   07/01/2002       33,585,151      33,585,151
++ Fleet National Bank                           2.000%   07/03/2002        5,268,194       5,268,194
++ Galaxy                                        1.783%   07/11/2002        2,583,513       2,583,513
++ Goldman Sachs & Co                            1.980%   07/08/2002        6,519,257       6,519,257
++ Goldman Sachs & Co                            1.900%   03/21/2003        6,511,727       6,511,727
++ Liberty Lighthouse                            1.821%   07/09/2002        3,875,270       3,875,270
++ Merrill Lynch                                 1.920%   04/16/2003        1,291,756       1,291,756
++ Merrill Lynch                                 1.910%   11/26/2002        2,583,514       2,583,514
++ Morgan Stanley Dean Witter & Co               2.080%   11/08/2002        3,875,270       3,875,270
++ Morgan Stanley Dean Witter & Co               2.050%   03/25/2003       12,917,567      12,917,567
++ National City Bank                            1.815%   01/23/2003        4,133,622       4,133,622
++ U.S. Bank                                     1.800%   11/06/2002        2,583,514       2,583,514
                                                                                        -------------
                                                                                          101,229,193
                                                                                        -------------
TOTAL CASH EQUIVALENTS
 (Cost $162,587,632)                                                                      162,587,632
                                                                                        -------------

                                       106

                                                                                 FACE           VALUE
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.4%
-----------------------------------------------------------------------------------------------------
IBT Repurchase Agreement dated 06/28/2002 due 07/01/2002, with a maturity value of $35,601,560 and an effective yield of 1.25%
  collateralized by U.S. Government Obligations with rates ranging from 2.29% to 6.63%, maturity dates ranging from 10/15/2023 to
  07/01/2031 and an aggregate market value of $37,378,536.                 35,597,853   $  35,597,853
                                                                                        -------------
TOTAL INVESTMENTS--118.1%
 (Cost $912,460,088)                                                                      780,072,964
Other assets less liabilities--(18.1%)                                                   (119,593,495)
                                                                                        -------------
NET ASSETS--100.0%                                                                      $ 660,479,469
                                                                                        =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  American Depositary Receipt
IO   Interest Only Obligation
*    Non-income producing security.
+    Denotes all or a portion of security on loan (Note 6).
++   Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

VANTAGEPOINT INTERNATIONAL FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--95.2%
--------------------------------------------------------------------------------
AUSTRALIA--2.1%
    Australia & New Zealand Banking Group Ltd.          44,656   $       485,277
    Brambles Industries Ltd.                            80,603           428,647
    Broken Hill Proprietary Company Ltd.               547,868         3,179,004
    Foster's Brewing Group Ltd.                        157,963           420,024
+   National Australia Bank Ltd.                        13,300           265,235
    News Corporation Ltd.                               35,404           193,065
    News Corporation Ltd. ADR                           10,500           240,765
    QBE Insurance Group Ltd.                            99,568           372,444
    Western Management Corporation Holding Ltd.         57,800           295,982
    Westpac Banking Corporation Ltd.                    18,656           170,680
    Woolworths Ltd.                                     85,236           631,428
                                                                 ---------------
                                                                       6,682,551
                                                                 ---------------
BELGIUM--0.9%
    Dexia                                               27,000           417,442
*   Fortis                                              21,130           449,898
    Fortis                                              78,550         1,680,232
    UCB SA                                               3,416           125,210
                                                                 ---------------
                                                                       2,672,782
                                                                 ---------------
BRAZIL--0.1%
    Companhia Brasileira de Distribuicao Grupo
     Pao de Acucar ADR                                   8,200           145,878
    Companhia Vale do Rio Doce ADR                       4,500           124,515
    Companhia Vale do Rio Doce PFD ADR                   4,000           103,800
                                                                 ---------------
                                                                         374,193
                                                                 ---------------
CANADA--1.0%
    Abitibi-Consolidated, Inc.                          30,200           279,123
    Alcan Aluminum Ltd.                                  4,640           176,497
+   Bank of Nova Scotia                                  6,400           211,885
+   Bombardier, Inc. Class B                            47,900           397,877
    Celestica, Inc.                                     13,277           301,521
*   Fairfax Financial Holdings Ltd.                      1,200           120,245
+   Magna International Inc. Class A                     2,900           200,165
    Nortel Networks Corporation                         27,000            39,150
    Royal Bank of Canada                                 6,940           240,194
    Suncor Energy, Inc.                                  5,400            94,693
    Thomson Corporation                                 34,200         1,081,305
*   Zarlink Semiconductor, Inc.                         13,000            62,647
                                                                 ---------------
                                                                       3,205,302
                                                                 ---------------
DENMARK--0.2%
    Novo Nordisk A/S                                     9,600           317,298
    Tele Danmark A/S                                     7,382           203,814
                                                                 ---------------
                                                                         521,112
                                                                 ---------------
FINLAND--1.5%
    Nokia OYJ                                          221,906         3,244,754
    UPM-Kymmene OYJ                                     32,700         1,286,022
                                                                 ---------------
                                                                       4,530,776
                                                                 ---------------
FRANCE--10.7%
    Accor SA                                             7,900   $       320,121
    Air Liquide Rights                                   3,900            74,939
    Alcatel                                             70,100           486,915
    Altran Technologies SA                               4,070           118,462
    Aventis SA                                          25,406         1,798,547
    AXA                                                 35,964           657,163
    BNP Paribas SA                                      93,036         5,140,462
    Bouygues SA                                         34,800           971,348
    Cap Gemini SA                                        1,229            48,807
    Carrefour Supermarche SA                            23,100         1,248,982
    Compagnie de Saint-Gobain                           13,760           617,044
    Compagnie Generale des Etablissements
     Michelin Class B                                   10,800           437,209
+   Groupe Danone                                        3,760           516,405
    Hermes International                                 2,347           370,275
+   LMVH                                                11,609           584,156
*   Lafarge SA                                             972            96,861
    Lagardere S.C.A.                                    35,600         1,539,871
    L'Air Liquide SA                                     4,800           737,857
    L'Oreal SA                                           1,052            81,999
*   Orange SA                                           25,740           118,347
    Pechiney SA Class A                                  5,300           241,853
    Pinault-Printemps-Redoute SA                         1,753           207,725
    Renault SA                                          11,800           551,271
    Sanofi-Synthelabo SA                                58,803         3,573,911
    Schneider SA                                        28,520         1,532,183
    Societe Generale Class A                             5,160           339,577
    Societe Television Francaise 1                      37,749         1,009,714
    Sodexho Alliance SA                                 25,243           956,392
+   STMicroelectronics NV                               34,799           866,944
    STMicroelectronics NV NY Shares                      2,400            58,392
    Suez SA                                             44,650         1,189,458
*   Thomson Multimedia                                   9,700           229,214
    Total SA Class B                                    35,579         5,771,106
    Vivendi Universal SA                                44,207           954,336
                                                                 ---------------
                                                                      33,447,846
                                                                 ---------------
GERMANY--4.2%
    Aixtron AG                                           8,000           100,322
    Allianz AG                                           8,669         1,748,717
    Bayer AG                                             4,890           156,562
    Bayerische Motoren Werke AG                         17,100           693,596
    DaimlerChrysler AG                                  24,000         1,163,616
    Deutsche Bank AG                                     9,797           680,502
    Deutsche Telekom AG                                 13,512           126,651
*+  Epcos AG                                             6,471           211,331
+   Gehe AG                                              9,545           398,363
    HypoVereinsbank                                      3,679           119,423
*+  Infineon Technologies AG                             6,000            94,600
+   Infineon Technologies AG ADR                         5,900            91,391
+   Metro AG                                            58,000         1,782,584
    Rhoen-Klinikum AG                                    3,480           173,394
    SAP AG                                               2,700           264,398
    Siemens AG                                          28,548         1,711,984
    Thyssen Krupp AG                                    45,100           680,821
    VEBA AG                                             48,042         2,784,788
                                                                 ---------------
                                                                      12,983,043
                                                                 ---------------

                                       108

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
GREECE--0.3%
    Hellenic Telecommunications Organization SA         47,820   $       754,906
                                                                 ---------------
HONG KONG--1.9%
    Cheung Kong (Holdings) Ltd.                        181,330         1,511,114
*   China Telecom                                      136,000           402,778
    CLP Holdings Ltd.                                  129,000           512,698
    Hang Lung Properties Ltd.                          163,000           185,983
    Hang Seng Bank Ltd.                                 34,100           365,051
    Henderson Land Development Company Ltd.             95,950           398,567
*   Hong Kong Land Holdings Ltd.                       121,000           194,810
    Hutchison Whampoa Ltd.                             137,374         1,025,923
    Johnson Electric Holdings Ltd.                     384,000           455,386
    Li & Fung Ltd.                                     194,000           261,163
    Shangri-La Asia Ltd.                               200,000           166,660
    Swire Pacific Ltd. Class A                          94,900           485,461
                                                                 ---------------
                                                                       5,965,594
                                                                 ---------------
INDIA--0.0%
    ICICI Bank Ltd. ADR (India)                         16,031           112,217
                                                                 ---------------
IRELAND--1.6%
    Allied Irish Banks PLC                             137,035         1,818,523
    Bank Of Ireland                                     48,900           608,399
    CRH PLC                                            118,808         1,934,159
+   Elan Corporation PLC ADR                             6,100            33,367
    Irish Life & Permanent PLC                          29,100           420,623
+   SmartForce PLC ADR                                  10,649            36,207
                                                                 ---------------
                                                                       4,851,278
                                                                 ---------------
ISRAEL--0.0%
    Check Point Software
     Technologies Ltd.                                   5,164            70,024
                                                                 ---------------
ITALY--5.1%
+   Alleanza Assicurazioni                             150,590         1,444,188
+   Assicurazioni Generali                              33,733           798,784
+   Banca Intesa SpA                                   407,626         1,242,770
*+  Bipop-Carire SpA                                    38,340            51,560
+   ENI SpA ADR                                          1,000            80,000
+   ENI SpA                                            342,795         5,445,333
+   Istituto Bancario San Paolo di Torino              157,950         1,583,354
    Mediaset SpA                                        10,000            77,353
    Mediolanum SpA                                      29,000           172,535
*+  Olivetti                                           132,318           140,998
+   Telecom Italia Mobile SpA                          185,730           760,490
+   Telecom Italia SpA                                 352,674         2,759,357
+   Telecom Italia SpA RNC                              97,300           515,525
+   Unicredito Italiano SpA                            197,890           894,245
                                                                 ---------------
                                                                      15,966,492
                                                                 ---------------
JAPAN--16.8%
    Acom Co. Ltd.                                       30,500         2,082,232
    Advantest Corporation                               13,000           808,402
    Aiful Corporation                                   12,000           786,229
    Canon, Inc.                                         85,000         3,209,685
    Chubu Electric Power Company, Inc.                  17,500           307,069
+   Chugai Pharm Company Ltd.                           32,000   $       382,512
    Credit Saison Company Ltd.                          15,300           362,844
    DDI Corporation                                        104           320,760
    Daiichi Pharmaceutical Co., Ltd.                    12,000           219,064
    Daiwa Securities Company Ltd.                       73,000           472,814
    East Japan Railway Company                             213           996,065
    Fanuc Ltd.                                           3,800           190,689
    Fuji Soft ABC, Inc.                                  4,000           161,047
    Fuji Television Network, Inc.                           45           259,951
    Fujisawa Pharmaceutical Company Ltd.                27,000           645,937
    Hirose Electronics Company Ltd.                      7,700           670,737
    Hitachi Chemical Company, Ltd.                      18,500           206,643
    Hitachi Ltd.                                        60,000           387,612
    Honda Motor Company, Ltd.                            5,500           222,815
    Hoya Corporation                                     6,400           465,203
    Ito-Yokado Company Ltd.                              9,000           450,131
    JUSCO Company Ltd.                                  28,000           746,883
*+  Japan Airlines Company Ltd.                         73,000           205,677
    Kansai Electric Power Co. (The)                      4,200            66,344
    Keyence Corporation                                  2,140           452,920
    Kyocera Corporation                                  4,600           335,514
    Mabuchi Motor Company, Ltd.                          2,500           246,113
    Marui Company Ltd.                                  33,000           417,846
    Mitsubishi Estate Company, Ltd.                     75,000           612,675
    Mitsubishi Heavy Industries Ltd.                   121,000           366,134
*+  Mitsubishi Motor Corporation                       102,000           270,382
    Mitsui Fudosan Company Ltd.                        109,000           963,113
    Mitsui Marine & Fire Insurance Company Ltd.        138,420           744,229
    Murata Manufacturing Company Ltd.                   12,700           815,155
    NEC Corporation                                     94,000           653,488
    NTT DoCoMo, Inc.                                     1,201         2,953,320
    Nikko Securities Company Ltd.                      429,000         2,163,490
+   Nikon Corporation                                   33,000           365,033
    Nintendo Company Ltd.                               10,800         1,588,963
    Nippon Telegraph & Telephone Corporation               359         1,475,322
    Nissan Motor Company Ltd.                          461,000         3,189,521
    Nomura Securities Company Ltd.                      74,000         1,085,647
    Orix Corporation                                    16,540         1,333,236
    Promise Co., Ltd.                                    6,500           327,262
    Rohm Company Ltd.                                    6,500           969,324
    Sankyo Company Ltd.                                 16,000           217,397
    Secom Company Ltd.                                   5,000           245,071
+   Sekisui House Ltd.                                  43,000           315,783
    Seven-Eleven Japan Company Ltd.                     17,000           668,862
    Shimamura Company, Ltd.                                400            30,676

                                       109

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
    Shin-Etsu Chemical Company Ltd.                     17,900   $       768,433
    Shionogi & Co. Ltd.                                 48,000           611,779
    Shiseido Company                                    22,000           293,053
    SMC Corporation                                      1,800           212,612
    Sony Corporation                                    77,700         4,099,872
    Sumitomo Corporation                                51,000           308,642
    Sumitomo Realty & Development Co. Ltd.              37,000           224,224
    Suzuki Motor Corporation                            35,000           431,501
    TDK Corporation                                     10,100           476,522
    Takeda Chemical Industries                          14,000           613,845
    TAKEFUJI Corporation                                 3,740           259,694
    Tokyo Electric Power Company, Inc.                   7,000           143,834
    Tokyo Electronics Ltd.                              21,500         1,399,699
    Tokyu Corporation                                   72,000           278,482
    Toray Industries, Inc.                             137,000           366,585
*   Toshiba Corporation                                 57,000           231,870
    Toyota Motor Credit Corporation                    123,200         3,265,749
+   UFJ Holdings, Inc.                                      76           183,720
    Ushio, Inc.                                          9,000           106,831
    Yamanouchi Pharmaceutical Company Ltd.               25,00           648,105
    Yamato Transport Company Ltd.                       12,000           218,563
                                                                 ---------------
                                                                      52,577,436
                                                                 ---------------
LUXEMBOURG--0.0%
    Societe Europeenne des Satellites                    9,180            99,632
                                                                 ---------------
MALAYSIA--0.1%
    Malayan Banking Berhad                              99,800           231,117
    Sime Darby Berhad                                   75,000            98,685
                                                                 ---------------
                                                                         329,802
                                                                 ---------------
MEXICO--0.8%
    America Movil SA de CV ADR                          50,300           674,020
    Fomento Economico Mexicano SA de CV                111,030           434,638
*   Grupo Financiero BBVA Bancomer, SA de
     CV Series O                                       324,000           264,676
    Grupo Iusacell SA de CV ADR                         12,000            19,560
+   Telefonos de Mexico SA ADR                          35,892         1,151,415
                                                                 ---------------
                                                                       2,544,309
                                                                 ---------------
NETHERLANDS--9.6%
    ABN AMRO Holding NV                                165,432         3,001,681
*   ASM Lithography Holdings NV                         76,160         1,204,547
    Aegon NV                                            83,338         1,735,780
    Akzo Nobel NV                                       44,625         1,941,250
    Elsevier NV                                         26,410           359,593
*   Equant NV                                            1,686            10,097
    Hagemeyer NV                                        11,000           151,944
    Heineken Holding NV Class A                         17,375           588,693
    Heineken NV                                         65,258         2,861,354
    ING Groep NV                                       147,680         3,788,420
*   KPN NV                                             532,100         2,488,472
    Koninklijke (Royal) Philips Electronics NV         155,024   $     4,324,022
    Koninklijke (Royal) Philips
     Electronics NV NY Shares                            5,600           154,560
    Koninklijke Ahold NV                                11,100           233,274
+   Koninklijke Numico NV CVA                            6,200           138,922
    Royal Dutch Petroleum Company                       78,690         4,378,870
    Royal Dutch Petroleum Company NY Shares              2,900           160,283
    VNU NV                                              43,234         1,200,362
    Wolters Kluwer NV                                   72,764         1,379,853
                                                                 ---------------
                                                                      30,101,977
                                                                 ---------------
NORWAY--0.5%
    Norsk Hydro ASA                                      8,400           399,771
    Norske Skogindustrier ASA                           10,500           195,419
+   Orkla ASA Class A                                   18,400           354,678
    Statoil ASA                                         75,610           673,451
                                                                 ---------------
                                                                       1,623,319
                                                                 ---------------
PORTUGAL--0.5%
*   Jeronimo Martins, SGPS SA                           11,550            81,594
    Portugal Telecom SA                                146,072         1,030,480
*   Telecel-Comunicacoes Pessoai SA                     40,000           279,420
                                                                 ---------------
                                                                       1,391,494
                                                                 ---------------
RUSSIA--0.3%
+   OAO Lukoil Holding ADR                               8,000           518,989
+   YUKOS ADR                                            3,150           435,352
                                                                 ---------------
                                                                         954,341
                                                                 ---------------
SINGAPORE--1.9%
    DBS Group Holdings Ltd.                             19,000           133,375
**# DBS Group Holdings Ltd. ADR 144A                   118,000           828,328
    Flextronics International Ltd.                      21,143           150,750
    Overseas-Chinese Banking Corporation Ltd.          139,050           920,998
    Singapore Airlines Ltd.                             28,000           204,478
    Singapore Press Holdings Ltd.                       42,000           473,151
    Singapore Technologies Engineering Ltd.            250,000           273,150
    Singapore Telecommunications Ltd.                1,253,000           971,827
    United Overseas Bank Ltd.                          265,412         1,908,206
                                                                 ---------------
                                                                       5,864,263
                                                                 ---------------
SOUTH KOREA--1.9%
    Hyundai Motor Company GDR                           29,200           438,742
    Kookmin Bank ADR                                     4,500           221,175
+   KT Corporation ADR                                  17,552           380,001
+   Pohang Iron & Steel Company Ltd. ADR                 6,521           177,828
    Samsung Electronics                                  4,300         1,175,977
**+ Samsung Electronics Co., Ltd. GDR 144A              18,775         2,577,807
    Shinhan Financial Group Company, Ltd.               26,800           378,719
    Sk Telecom Company, Ltd.                             2,303           515,926
                                                                 ---------------
                                                                       5,866,175
                                                                 ---------------

                                       110

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
SPAIN--2.5%
    Altadis SA                                          70,500   $     1,453,780
    Banco Bilbao Vizcaya SA                            142,985         1,615,316
    Banco Santander Central Hispano                     75,841           601,624
+   Endesa SA                                          118,469         1,719,412
    Gas Natural SDG, S.A.                               18,810           361,899
*   Industria de Diseno Textil SA (Inditex)             39,900           841,675
    Repsol SA                                           14,389           169,511
*+  Telefonica SA                                       94,087           789,061
*   Telefonica SA ADR                                   12,664           314,700
                                                                 ---------------
                                                                       7,866,978
                                                                 ---------------
SWEDEN--1.9%
    Assa Abloy AB                                       35,700           502,381
    Electrolux AB Class B                               17,930           361,426
+   ForeningsSparbanken AB                              39,500           500,054
    Hennes & Mauritz AB                                 29,130           582,443
    Investor AB B Shares                               123,600         1,081,203
    Nordbanken Holding AB                               53,752           292,051
    Sandvik AB                                           3,180            79,306
    Securitas AB Class B                                91,521         1,879,649
    Svenska Handelsbanken AB Class A                    14,000           213,746
*   Telefonaktiebolaget LM Ericsson AB Class B         238,750           360,632
                                                                 ---------------
                                                                       5,852,891
                                                                 ---------------
SWITZERLAND--7.0%
    Adecco SA                                           24,420         1,447,354
    Compagnie Financiere Richemont AG                   83,255         1,889,497
*   Credit Suisse Group                                 17,172           544,000
    Holcim Ltd.                                          3,733           169,318
    Holcim Ltd. Class B                                  3,473           795,192
    Nestle SA                                           17,570         4,087,690
    Novartis AG                                        120,763         5,299,322
    Roche Holding AG                                    12,166           917,650
    Swiss Re                                            21,731         2,119,920
    Swisscom AG                                          3,052           886,032
*   UBS AG                                              73,661         3,696,633
                                                                 ---------------
                                                                      21,852,608
                                                                 ---------------
TAIWAN--0.7%
*   Asustek Computer, Inc.                              73,000           219,591
*   Taiwan Semiconductor Manufacturing
     Company Ltd.                                      442,966           901,568
*+  Taiwan Semiconductor Manufacturing Company
     Ltd. ADR                                           72,216           938,809
*   United Microelectronics Corporation                182,000           218,436
                                                                 ---------------
                                                                       2,278,404
                                                                 ---------------
THAILAND--0.1%
*   Bangkok Bank Public Company, Ltd.                  202,000           272,215
                                                                 ---------------
UNITED KINGDOM--21.0%
    Abbey National PLC                                 114,932         1,351,543
    Amersham PLC                                       129,400         1,143,236
*   ARM Holdings PLC                                    67,800           150,780
    AstraZeneca Group PLC                               62,884         2,610,346
    AstraZeneca Group PLC ADR                            1,400            57,400
*   Autonomy Corporation PLC                             9,876   $        39,865
    BG Group PLC                                        98,477           428,267
    BOC Group PLC                                       22,500           349,243
    Barclays PLC                                        28,400           238,799
    BHP Billiton PLC                                    28,700           156,289
    Boots Company PLC                                  161,900         1,604,235
    BP Amoco PLC                                       277,580         2,329,757
    Brambles Industries PLC                            215,100         1,075,521
    British Aerospace PLC                               88,479           451,499
*   British Airways PLC                                 19,300            54,756
*   BT Group PLC                                       282,990         1,086,285
    Cable & Wireless PLC                                49,168           125,260
    Cadbury Schweppes PLC                              200,119         1,498,251
*   Celltech Group PLC                                  26,562           210,395
    Centrica PLC                                       102,105           315,729
    Compass Group PLC                                  280,970         1,703,381
    Diageo PLC                                         210,645         2,733,772
*   Dimension Data Holdings PLC                         11,000             6,869
    DS Smith PLC                                        24,130            64,331
    Electrocomponents PLC                               61,850           346,236
*   Friends Provident PLC                               25,520            56,269
    GKN PLC                                              3,260            15,282
    GlaxoSmithKline PLC                                338,293         7,307,027
    Granada Compass PLC                                224,801           381,802
    HSBC Holdings PLC                                  244,800         2,813,462
*   HSBC Holdings PLC (foreign shares)                  37,970           435,691
    Hays PLC                                           166,978           391,697
    HBOS PLC                                            16,900           182,775
    Hilton Group PLC                                    39,910           138,759
    Imperial Tobacco Group PLC                          70,200         1,140,968
    Imperial Tobacco Group PLC Rights                   30,720           499,295
    J Sainsbury PLC                                     47,620           258,234
    Kingfisher PLC                                     221,296         1,066,049
    Lattice Group PLC                                   13,066            34,034
    Lloyds TSB Group PLC                                48,638           483,792
    Marks & Spencer Group PLC                           44,523           252,797
*   MM02 PLC                                         1,069,590           684,324
    National Grid Group PLC                             46,000           326,526
    Pearson PLC                                         50,100           497,954
    Prudential Corporation PLC                          70,000           639,765
    Reckitt Benckiser PLC                               12,972           232,571
    Reed International PLC                             259,014         2,459,985
    Reuters Group PLC                                   39,000           206,735
    Rio Tinto PLC                                       62,136         1,138,624
    Royal Bank of Scotland Group PLC                   161,798         4,584,142
    Shell Transport & Trading Company                  268,758         2,026,462
*   Shire Pharmaceuticals Group PLC                     25,300           223,523
    Smiths Industries PLC                               76,300           990,229
    Standard Chartered PLC                             156,800         1,671,927
    Tate & Lyle PLC                                     82,700           442,164
    Tesco PLC                                          560,335         2,035,697
    Tomkins PLC                                        129,948           501,781
    Unilever PLC                                       171,546         1,562,612
    United Business Media PLC                           18,361           121,662
    Vodafone Group PLC                               4,344,293         5,955,591
+   Vodafone Group PLC ADR                               1,300            17,745
    WPP Group PLC                                      138,120         1,165,567

                                       111

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
    Woolworths Group PLC                                70,396   $        43,695
*   Xstrata PLC                                         15,500           200,570
    Zeneca Group PLC                                    52,700         2,180,278
                                                                 ---------------
                                                                      65,500,107
                                                                 ---------------
TOTAL COMMON STOCKS
 (Cost $331,150,421)                                                 297,114,067
                                                                 ---------------
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
--------------------------------------------------------------------------------
AUSTRALIA--0.2%
    News Corporation Ltd.                              107,486           495,317
                                                                 ---------------
BRAZIL--0.1%
    Petroleo Brasileiro SA                              21,760           375,871
                                                                 ---------------
TOTAL PREFERRED STOCKS
 (Cost $1,572,343)                                                       871,188
                                                                 ---------------

                                               COUPON      MATURITY
                                                RATE         DATE                FACE           VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.1%
-----------------------------------------------------------------------------------------------------
BERMUDA--0.1%
#  Sanwa International Finance Bermuda Trust     1.250%   08/01/2005    $  33,000,000         105,218
                                                                                        -------------
LUXEMBOURG--0.0%
   Hellenic Exchangeable Finance                 2.000%   08/02/2005           87,000          90,954
                                                                                        -------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $409,856)                                                                              196,172
                                                                                        -------------

                                               COUPON     SHARES OR
                                                RATE         DATE                FACE           VALUE
------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--7.6%
------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--1.1%
++ Merrimac Money Market Fund                    1.893%   07/01/2002        1,233,813       1,233,813
++ The Dreyfus Corporation                       1.890%   07/01/2002        2,277,810       2,277,810
                                                                                        -------------
                                                                                            3,511,623
                                                                                        -------------
BANK & CERTIFICATE DEPOSITS/
  OFFSHORE TIME DEPOSITS--1.7%
++ American Express Centurion Bank               1.790%   07/08/2002        1,518,540       1,518,540
++ Bank of Nova Scotia                           1.800%   07/15/2002        1,138,906       1,138,906
++ Bayerische Hypovereinsbank                    1.930%   07/03/2002          759,271         759,271
++ Bayerische Hypovereinsbank                    1.800%   09/19/2002          949,087         949,087
++ Bayerische Hypovereinsbank                    1.800%   08/08/2002          379,635         379,635
++ Toronto Dominion Bank                         1.830%   08/29/2002          759,271         759,271
                                                                                        -------------
                                                                                            5,504,710
                                                                                        -------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--4.8%
++ American Honda                                1.820%   07/08/2002        1,328,723       1,328,723
++ CIBC                                          1.790%   11/04/2002    $     949,087   $     949,087
++ CS First Boston                               2.040%   07/01/2002        4,935,256       4,935,256
++ Fleet National Bank                           2.000%   07/03/2002          790,693         790,693
++ Galaxy                                        1.783%   07/11/2002          379,635         379,635
++ Goldman Sachs & Co                            1.980%   07/08/2002          949,087         949,087
++ Goldman Sachs & Co                            1.900%   03/21/2003          949,087         949,087
++ Liberty Lighthouse                            1.821%   07/09/2002          569,452         569,452
++ Merrill Lynch                                 1.920%   04/16/2003          189,817         189,817
++ Merrill Lynch                                 1.910%   11/26/2002          379,635         379,635
++ Morgan Stanley Dean Witter & Co               2.080%   11/08/2002          569,452         569,452
++ Morgan Stanley Dean Witter & Co               2.050%   03/25/2003        1,898,176       1,898,176
++ National City Bank                            1.815%   01/23/2003          607,416         607,416
++ U.S. Bank                                     1.800%   11/06/2002          379,635         379,635
                                                                                        -------------
                                                                                           14,875,151
                                                                                        -------------
TOTAL CASH EQUIVALENTS
 (Cost $23,891,484)                                                                        23,891,484
                                                                                        -------------
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.6%
-----------------------------------------------------------------------------------------------------
UNITED STATES--3.6%
  IBT Repurchase Agreement dated 6/28/2002 due 07/01/2002, with a maturity value of $11,331,161 and an effective yield of 1.25%
  collateralized by U.S. Government Obligations with rates ranging from 4.35% to 7.01%, maturity dates ranging from 10/15/2007 to
  08/01/2027 and an aggregate market value of $11,896,719.                 11,329,951      11,329,951
                                                                                        -------------

TOTAL INVESTMENTS--106.8%
 (Cost $368,354,055)                                                                      333,402,862
Other assets less liabilities--(6.8%)                                                     (21,195,290)
                                                                                        -------------
NET ASSETS--100.0%                                                                      $ 312,207,572
                                                                                        =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR American Depositary Receipt
GDR Global Depositary Receipt
PFD Preferred
+   Denotes all or a portion of security on loan (Note 6).
*   Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.
# Security valued at fair value as determined by policies approved by the board of directors.
++ Represents collateral received from securities lending transactions.

         PERCENTAGE OF PORTFOLIO BY INDUSTRY (UNAUDITED):

Banking                                                         12.9%
Electronics                                                     10.0%
Telecommunications                                               8.4%
Pharmaceuticals                                                  8.3%
Oil & Gas                                                        7.6%
Beverages, Food & Tobacco                                        6.9%
Financial Services                                               6.4%
Floating Rate Instruments/Master Notes                           4.8%
Diversified                                                      3.7%
IBT Repurchase Agreement                                         3.6%
Automotive                                                       3.3%
Insurance                                                        3.2%
Media - Broadcasting & Publishing                                2.9%
Retailers                                                        2.8%
Commercial Services                                              2.4%
Metals & Mining                                                  2.0%
Communications                                                   1.9%
Bank & Certificate Deposits/Offshore Time Deposits               1.8%
Real Estate                                                      1.5%
Chemicals                                                        1.4%
Food Retailers                                                   1.2%
Medical Equipment & Supplies                                     1.1%
Institutional Money Market Funds                                 1.1%
Forest Products & Paper                                          0.6%
Construction                                                     0.6%
Transportation                                                   0.6%
Entertainment & Leisure                                          0.6%
Utilities                                                        0.6%
Textiles, Clothing & Fabrics                                     0.5%
Heavy Machinery                                                  0.5%
Heavy Construction                                               0.4%
Water and Sewer                                                  0.4%
Electric Utilities                                               0.4%
Advertising                                                      0.4%
Aerospace & Defense                                              0.3%
Lodging                                                          0.2%
Computer Software & Processing                                   0.2%
Building Materials                                               0.2%
Airlines                                                         0.2%
Computers & Information                                          0.2%
Cosmetics & Personal Care                                        0.1%
Health Care Providers                                            0.1%
Electrical Equipment                                             0.1%
Photographic Equipment & Supplies                                0.1%
Home Furnishings & Appliances                                    0.1%
Bio-Technology                                                   0.1%
Household Products                                               0.1%
Office Equipment & Supplies                                      0.0%
                                                              ------
TOTAL INVESTMENTS                                              106.8%
Other assets less liabilities                                   (6.8)%
                                                              ------
TOTAL NET ASSETS                                               100.0%
                                                              ======

                 See accompanying notes to financial statements.

MODEL PORTFOLIO SAVINGS ORIENTED FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--99.8%
--------------------------------------------------------------------------------
   Vantagepoint Equity Income Fund                   2,147,719   $    14,797,787
   Vantagepoint Growth & Income Fund                 1,822,630        14,726,854
   Vantagepoint Income Preservation Fund               954,871        95,487,090
   Vantagepoint International Fund                     938,084         7,551,579
   Vantagepoint US Government Securities Fund        1,396,426        14,662,473
                                                                 ---------------
                                                                     147,225,783
                                                                 ---------------
TOTAL INVESTMENTS--99.8%
 (Cost $152,853,166)                                                 147,225,783
Other assets less liabilities--0.2%                                      292,832
                                                                 ---------------
NET ASSETS--100.0%                                               $   147,518,615
                                                                 ===============

                 See accompanying notes to financial statements.

MODEL PORTFOLIO CONSERVATIVE GROWTH FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--99.8%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive Opportunities Fund        1,940,694   $    14,710,458
   Vantagepoint Core Bond Index Fund Class I         2,862,380        28,967,285
   Vantagepoint Equity Income Fund                   4,255,907        29,323,200
   Vantagepoint Growth & Income Fund                 3,611,713        29,182,639
   Vantagepoint Growth Fund                          4,100,057        28,987,403
   Vantagepoint Income Preservation Fund             1,455,520       145,552,022
   VantagepointInternational Fund                    1,858,902        14,964,160
                                                                 ---------------
                                                                     291,687,167
                                                                 ---------------
TOTAL INVESTMENTS--99.8%
 (Cost $324,077,850)                                                 291,687,167
Other assets less liabilities--0.2%                                      522,275
                                                                 ---------------
NET ASSETS--100.0%                                               $   292,209,442
                                                                 ===============

                 See accompanying notes to financial statements.

MODEL PORTFOLIO TRADITIONAL GROWTH FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--99.9%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive Opportunities Fund        7,782,283   $    58,989,708
   Vantagepoint Core Bond Index Fund Class I         5,739,147        58,080,167
   Vantagepoint Equity Income Fund                   8,533,205        58,793,785
   Vantagepoint Growth & Income Fund                10,862,368        87,767,935
   Vantagepoint Growth Fund                         12,331,083        87,180,755
   Vantagepoint Income Preservation Fund             1,751,014       175,101,375
   Vantagepoint International Fund                   7,454,294        60,007,070
                                                                 ---------------
                                                                     585,920,795
                                                                 ---------------
TOTAL INVESTMENTS--99.9%
 (Cost $698,490,898)                                                 585,920,795
Other assets less liabilities--0.1%                                      681,927
                                                                 ---------------
NET ASSETS--100.0%                                               $   586,602,722
                                                                 ===============

                 See accompanying notes to financial statements.

MODEL PORTFOLIO LONG-TERM GROWTH FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--99.9%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive Opportunities Fund       10,670,209   $    80,880,188
   Vantagepoint Core Bond Index Fund Class I        10,491,848       106,177,502
   Vantagepoint Equity Income Fund                   7,799,861        53,741,040
   Vantagepoint Growth & Income Fund                13,238,473       106,966,864
   Vantagepoint Growth Fund                         15,028,464       106,251,241
   Vantagepoint International Fund                   6,813,671        54,850,055
   Vantagepoint Overseas Equity Index Fund
    Class I                                          3,609,678        27,541,847
                                                                 ---------------
                                                                     536,408,737
                                                                 ---------------
TOTAL INVESTMENTS--99.9%
 (Cost $676,725,371)                                                 536,408,737
Other assets less liabilities--0.1%                                      334,285
                                                                 ---------------
NET ASSETS--100.0%                                               $   536,743,022
                                                                 ===============

                 See accompanying notes to financial statements.

MODEL PORTFOLIO ALL-EQUITY GROWTH FUND

                                                        SHARES             VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--100.0%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive Opportunities Fund        1,263,640   $     9,578,395
   Vantagepoint Equity Income Fund                   1,039,178         7,159,937
   Vantagepoint Growth & Income Fund                 1,175,844         9,500,820
   Vantagepoint Growth Fund                          1,668,539        11,796,573
   Vantagepoint International Fund                   1,210,384         9,743,588
                                                                 ---------------
                                                                      47,779,313
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
 (Cost $57,783,049)                                                   47,779,313
Other assets less liabilities--(0.0%)                                    (15,815)
                                                                 ---------------
NET  ASSETS--100.0%                                              $    47,763,498
                                                                 ===============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)

                                                                    EXTENDED      INTERNATIONAL      S&P 500        U.S. EQUITY
                                                   BOND INDEX        INDEX           INDEX            INDEX            INDEX
                                                     MASTER          MASTER          MASTER           MASTER           MASTER
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 --------------  --------------  --------------  ----------------  -------------
ASSETS
Investments at cost:
   Unaffiliated issuers                          $  613,632,856  $  211,169,572  $  120,743,798  $  2,935,977,183  $          --
                                                 --------------  --------------  --------------  ----------------  -------------
   Non-controlled affiliated issuers             $           --  $           --  $    1,198,661  $             --  $          --
                                                 --------------  --------------  --------------  ----------------  -------------
Foreign currency, at cost                        $           --  $           --  $      225,214  $             --  $          --
                                                 --------------  --------------  --------------  ----------------  -------------
Investments in securities, at value (including
   securities on loan(1)) (Note 1):
   Unaffiliated issuers                          $  625,463,712  $  166,235,784  $  101,191,285  $  2,648,007,201  $          --
   Non-controlled affiliated issuers                         --              --       1,224,384                --             --
Investments in underlying Master Portfolios,
   at value (Note 1)                                         --              --              --                --    435,503,832
Cash pledged for margin requirements
   (Note 1)                                                  --              --          58,208                --             --
Foreign currency, at value                                   --              --         230,932                --             --
Receivables:
   Due from investment advisor (Note 2)                      --              --          20,295                --             --
   Dividends and interest                             6,194,275         150,811         357,255         3,732,669             --
   Due from broker - variation margin                        --          15,950          58,727                --             --
Unrealized gain on forward foreign currency
   exchange contracts                                        --              --         172,086                --             --
                                                 --------------  --------------  --------------  ----------------  -------------
Total Assets                                        631,657,987     166,402,545     103,313,172     2,651,739,870    435,503,832
                                                 --------------  --------------  --------------  ----------------  -------------
LIABILITIES
Payables:
   Investment securities purchased                   29,259,542              --          28,313                --             --
   Due to broker - variation margin                          --              --              --            48,660             --
   Collateral for securities loaned (Note 4)         44,530,309      13,771,035       5,126,307        47,458,401             --
   Due to bank                                               --              --              --               302             --
   Advisory fees (Note 2)                                80,585          33,828          19,390           248,821         41,238
   Administration fees (Note 2)                              --          30,951          23,913                --         41,239
Unrealized loss on forward foreign currency
   exchange contracts                                        --              --          88,605                --             --
                                                 --------------  --------------  --------------  ----------------  -------------
Total Liabilities                                    73,870,436      13,835,814       5,286,528        47,756,184         82,477
                                                 --------------  --------------  --------------  ----------------  -------------
NET ASSETS                                       $  557,787,551  $  152,566,731  $   98,026,644  $  2,603,983,686  $ 435,421,355
                                                 ==============  ==============  ==============  ================  =============

----------
(1) Securities on loan with market values of $43,546,992, $12,894,183, $4,839,150, $45,040,990 and $--, respectively. See Note 4.

   The accompanying notes are an integral part of these financial statements.

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                                    EXTENDED      INTERNATIONAL      S&P 500        U.S. EQUITY
                                                   BOND INDEX        INDEX           INDEX            INDEX            INDEX
                                                     MASTER          MASTER          MASTER           MASTER           MASTER
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 --------------  --------------  --------------  ----------------  -------------
NET INVESTMENT INCOME
Dividends(1)                                     $           --  $      807,506  $    1,235,395  $     19,886,094  $   3,148,379 (2)
Interest                                             15,397,540          27,560           8,525           780,355        144,242 (2)
Securities lending income                                38,259          23,958          43,164            58,836             --
Expenses allocated from Master Portfolios
 (Note 1)                                                    --              --              --                --       (142,597)(2)
                                                 --------------  --------------  --------------  ----------------  -------------
Total investment income                              15,435,799         859,024       1,287,084        20,725,285      3,150,024
                                                 --------------  --------------  --------------  ----------------  -------------
EXPENSES (NOTE 2)
Advisory fees                                           216,650          63,957          69,918           699,680         23,851
Administration fees                                          --          15,989          46,612                --         23,851
                                                 --------------  --------------  --------------  ----------------  -------------
Total expenses                                          216,650          79,946         116,530           699,680         47,702
                                                 --------------  --------------  --------------  ----------------  -------------
Net investment income                                15,219,149         779,078       1,170,554        20,025,605      3,102,322
                                                 --------------  --------------  --------------  ----------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on
sale of investments                                   5,519,561      (5,668,994)     (4,795,602)      (67,846,000)   (14,312,103)(2)
Net realized loss on sale of futures contracts               --        (287,472)       (274,871)      (11,308,276)            --
Net realized gain on foreign currency
 transactions                                                --              --          63,933                --             --
Net increase from payments by affiliates
 (Note 2)                                                    --              --          20,295                --             --
Net change in unrealized appreciation
 (depreciation) of investments                       (1,251,816)     (8,538,895)      2,193,650      (340,189,160)   (49,322,499)(2)
Net change in unrealized appreciation
 (depreciation) of futures contracts                         --         (63,250)        (14,082)       (1,017,949)            --
Net change in unrealized appreciation
 (depreciation) on translation of assets and
 liabilities in foreign currencies                           --              --         108,739                --             --
                                                 --------------  --------------  --------------  ----------------  -------------
Net gain (loss) on investments                        4,267,745     (14,558,611)     (2,697,938)     (420,361,385)   (63,634,602)
                                                 --------------  --------------  --------------  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $   19,486,894  $  (13,779,533) $   (1,527,384) $   (400,335,780) $ (60,532,280)
                                                 ==============  ==============  ==============  ================  =============

----------
(1) Net of foreign withholding tax of $--, $488, $176,530, $113,874 and $15,235,
    respectively.
(2) Allocated from underlying Master Portfolios.

   The accompanying notes are an integral part of these financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                BOND INDEX MASTER PORTFOLIO  EXTENDED INDEX MASTER PORTFOLIO  INTERNATIONAL INDEX MASTER PORTFOLIO
                                ---------------------------  -------------------------------  ------------------------------------
                                 FOR THE SIX      FOR THE      FOR THE SIX       FOR THE         FOR THE SIX         FOR THE
                                MONTHS ENDED    YEAR ENDED     MONTHS ENDED     YEAR ENDED      MONTHS ENDED        YEAR ENDED
                                JUNE 30, 2002  DECEMBER 31,   JUNE 30, 2002    DECEMBER 31,     JUNE 30, 2002      DECEMBER 31,
                                 (UNAUDITED)       2001        (UNAUDITED)         2001          (UNAUDITED)           2001
                                ------------  -------------  --------------  ---------------  -----------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS:
  Net investment income         $ 15,219,149  $  29,705,456  $      779,078  $     1,814,086  $       1,170,554  $       1,424,834
  Net realized gain (loss)         5,519,561      4,158,973      (5,956,466)      (3,951,315)        (4,986,245)        (4,519,519)
  Net change in unrealized
    appreciation (depreciation)   (1,251,816)     7,352,844      (8,602,145)     (16,994,665)         2,288,307        (20,462,098)
                                ------------  -------------  --------------  ---------------  -----------------  -----------------
Net increase (decrease) in net
  assets resulting from
  operations                      19,486,894     41,217,273     (13,779,533)     (19,131,894)        (1,527,384)       (23,556,783)
                                ------------  -------------  --------------  ---------------  -----------------  -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                   67,331,371    181,551,157      21,214,174       37,677,854         24,271,208         27,264,274
  Withdrawals                    (72,694,300)  (129,983,477)    (17,806,428)     (54,858,624)       (17,175,813)       (17,072,044)
                                ------------  -------------  --------------  ---------------  -----------------  -----------------
Net increase (decrease) in net
  assets resulting from
  interestholder transactions     (5,362,929)    51,567,680       3,407,746      (17,180,770)         7,095,395         10,192,230
                                ------------  -------------  --------------  ---------------  -----------------  -----------------
Increase (decrease) in net
  assets                          14,123,965     92,784,953     (10,371,787)     (36,312,664)         5,568,011        (13,364,553)
NET ASSETS:
Beginning of period              543,663,586    450,878,633     162,938,518      199,251,182         92,458,633        105,823,186
                                ------------  -------------  --------------  ---------------  -----------------  -----------------
End of period                   $557,787,551  $ 543,663,586  $  152,566,731  $   162,938,518  $      98,026,644  $      92,458,633
                                ============  =============  ==============  ===============  =================  =================

   The accompanying notes are an integral part of these financial statements.

                                       121

                                                             S&P 500 INDEX MASTER PORTFOLIO    U.S. EQUITY INDEX MASTER PORTFOLIO
                                                            --------------------------------  ------------------------------------
                                                              FOR THE SIX        FOR THE        FOR THE SIX          FOR THE
                                                              MONTHS ENDED      YEAR ENDED      MONTHS ENDED        YEAR ENDED
                                                             JUNE 30, 2002     DECEMBER 31,     JUNE 30, 2002      DECEMBER 31,
                                                              (UNAUDITED)         2001           (UNAUDITED)           2001
                                                            ---------------  ---------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                      $    20,025,605  $    37,024,939  $       3,102,322  $       6,308,497
 Net realized loss                                              (79,154,276)     (12,632,674)       (14,312,103)       (11,289,846)
 Net change in unrealized appreciation (depreciation)          (341,207,109)    (404,143,934)       (49,322,499)       (60,134,004)
                                                            ---------------  ---------------  -----------------  -----------------
Net decrease in net assets resulting from operations           (400,335,780)    (379,751,669)       (60,532,280)       (65,115,353)
                                                            ---------------  ---------------  -----------------  -----------------
INTERESTHOLDER TRANSACTIONS:
 Contributions                                                  567,000,337      931,988,808         35,363,186         72,159,296
 Withdrawals                                                   (354,594,821)    (988,412,872)       (40,450,981)       (79,455,509)
                                                            ---------------  ---------------  -----------------  -----------------
Net increase (decrease) in net assets resulting
 from interestholder transactions                               212,405,516      (56,424,064)        (5,087,795)        (7,296,213)
                                                            ---------------  ---------------  -----------------  -----------------
Decrease in net assets                                         (187,930,264)    (436,175,733)       (65,620,075)       (72,411,566)
NET ASSETS:
Beginning of period                                           2,791,913,950    3,228,089,683        501,041,430        573,452,996
                                                            ---------------  ---------------  -----------------  -----------------
End of period                                               $ 2,603,983,686  $ 2,791,913,950  $     435,421,355  $     501,041,430
                                                            ===============  ===============  =================  =================

   The accompanying notes are an integral part of these financial statements.

                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate only to the Bond Index, Extended Index, International Index, S&P 500 Index and U.S Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION

    The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

    The U.S. Equity Index Master Portfolio seeks to achieve its investment objective by investing all of its assets in the Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Index Master Portfolio's investment in the Extended Index and S&P 500 Index Master Portfolios reflects the U.S. Equity Index Master Portfolio's interest in the net assets of these Master Portfolios (61.26% and 13.14%, respectively, as of June 30, 2002).

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

    The U.S. Equity Index Master Portfolio records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Extended Index and S&P 500 Index Master Portfolios. The expenses allocated from Master Portfolios on the Statement of Operations include Advisory and Administration fees of $132,760 and $9,837, respectively, allocated from the Extended Index and S&P 500 Index Master Portfolios. In addition, the U.S. Equity Index Master Portfolio accrues its own expenses.

   FOREIGN CURRENCY TRANSLATION

    The accounting records of each Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

    Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

   FEDERAL INCOME TAXES

    MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

   FUTURES CONTRACTS

    The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

At June 30, 2002, the open futures contracts outstanding were as follows:

                                                                                                                         NET
                                                                                                                     UNREALIZED
                                              NUMBER OF         FUTURES         EXPIRATION         NOTIONAL         APPRECIATION
MASTER PORTFOLIO                              CONTRACTS          INDEX             DATE         CONTRACT VALUE     (DEPRECIATION)
----------------                           ---------------   --------------   --------------   ----------------   ----------------
Extended Index
 Master Portfolio                                11            Russell 2000      09/20/02      $      2,548,425   $        (22,000)
                                                                                                                  ================
International Index
 Master Portfolio                                11            Euro 50           09/20/02      $        342,962   $          3,962
                                                  4            FTSE 100          09/20/02               283,694               (286)
                                                 10            Nikkei 300        09/12/02               168,113            (11,256)
                                                                                                                  ----------------
                                                                                                                  $         (7,580)
                                                                                                                  ================
S&P 500 Index
 Master Portfolio                                66            S&P 500           09/19/02      $     16,336,650   $       (748,425)
                                                                                                                  ================

    The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $300,000 and $2,500,000, respectively.

    The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $58,208 for initial margin requirements.

   REPURCHASE AGREEMENTS

    Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Master Portfolios held repurchase agreements at June 30, 2002.

   FORWARD CURRENCY EXCHANGE CONTRACTS

    A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

As of June 30, 2002, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

   FORWARD FOREIGN CURRENCY CONTRACTS

                                     FOREIGN                    FOREIGN                         NET
                                    CURRENCY      EXCHANGE     CURRENCY      U.S. DOLLAR    UNREALIZED
CURRENCY                         PURCHASED/SOLD     DATE     COST/PROCEEDS      VALUE       GAIN (LOSS)
--------                         --------------  ----------  -------------  -------------  -------------
PURCHASE CONTRACTS
British Pound Sterling                  573,006   08/08/02   $     834,345  $     871,218  $      36,873
Euro                                  1,456,219   08/08/02       1,326,028      1,435,488        109,460
Japanese Yen                         53,379,600   08/08/02         420,558        446,311         25,753
                                                                                           -------------
                                                                                  Total    $     172,086
                                                                                           =============
SALE CONTRACTS
British Pound Sterling                  393,273   08/08/02   $     577,230  $     597,947  $     (20,717)
Euro                                    884,325   08/08/02         822,900        871,736        (48,836)
Japanese Yen                         48,154,336   08/08/02         383,570        402,622        (19,052)
                                                                                           -------------
                                                                                  Total    $     (88,605)
                                                                                           =============

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08%, 0.08%, 0.05%, and 0.01% of the average daily net assets of the Bond Index, Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

    Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

    MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators who have agreed jointly to provide general administrative services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. Stephens and BGI are not entitled to compensation for providing administration services to the S&P 500 Index and the Bond Index Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI and Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolios.

    As a result of using an index approach to investing, the International Index Master Portfolio held shares of Barclays PLC, with a current market value of $856,787, as of June 30, 2002. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolios' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

    The Master Portfolios may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of June 30, 2002, the International Index Master Portfolio held shares of the iShares MSCI EAFE Index Fund, an investment portfolio of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP.

    Transactions in shares of affiliated ETFs for the International Index Master Portfolio, including dividend income and net realized capital gains (losses) during the six-month period ended June 30, 2002 were as follows:

                                        NUMBER OF                           NUMBER OF
                                       SHARES HELD                         SHARES HELD               NET
                                        BEGINNING     GROSS      GROSS       END OF     DIVIDEND   REALIZED
AFFILIATED ETF                          OF PERIOD   ADDITIONS  REDUCTIONS    PERIOD      INCOME   GAIN (LOSS)
--------------                         -----------  ---------  ----------  -----------  --------  -----------
iShares MSCI EAFE Index Fund               --          10,328      --           10,328  $     --  $        --

    BGFA is making a reimbursement to the International Index Master Portfolio of $20,295, to compensate the Master Portfolio for a loss incurred in executing investment transactions.

    Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002 these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2002 were as follows:

                                          U.S. GOVERNMENT OBLIGATIONS             OTHER SECURITIES
                                        -------------------------------    -----------------------------
MASTER PORTFOLIO                          PURCHASES          SALES           PURCHASES         SALES
----------------                        --------------   --------------    -------------   -------------
Bond Index Master Portfolio             $  409,086,731   $  342,391,025    $ 131,778,386   $ 164,205,016
Extended Index Master Portfolio                     --               --       12,042,437       7,024,008
International Index Master Portfolio                --               --       17,175,859       9,674,699
S&P 500 Index Master Portfolio                      --               --      339,680,588      89,021,608

    At June 30, 2002, the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                                  NET UNREALIZED
                                               TAX            UNREALIZED         UNREALIZED        APPRECIATION
MASTER PORTFOLIO                              COST           APPRECIATION       DEPRECIATION      (DEPRECIATION)
----------------                         ---------------   ----------------   ----------------   -----------------
Bond Index Master Portfolio              $   615,515,403   $     13,212,087   $     (3,263,778)  $       9,948,309
Extended Index Master Portfolio              211,169,572         33,809,440        (78,743,228)        (44,933,788)
International Index Master Portfolio         121,942,459          5,201,058        (24,727,848)        (19,526,790)
S&P 500 Index Master Portfolio             2,935,977,183        304,824,250       (592,794,232)       (287,969,982)

4.  PORTFOLIO SECURITIES LOANED

    Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

    As of June 30, 2002, certain Master Portfolios had loaned securities which were collateralized by cash. The cash collateral was invested in commercial paper and money market mutual funds. The market value of the securities on loan at June 30, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

5. FINANCIAL HIGHLIGHTS

   Financial highlights for each of the Master Portfolios were as follows:

                                            SIX
                                         MONTHS ENDED           YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                        JUNE 30, 2002          DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                         (UNAUDITED)               2001            2000             1999
                                        -------------          ------------     ------------    ------------
BOND INDEX MASTER PORTFOLIO
  Ratio of expenses to
    average net assets(4)                        0.08%                 0.08%            0.08%           0.08%(1)
  Ratio of net investment
    income to average
    net assets(4)                                5.94%                 5.98%(7)         6.73%           6.44%(1)
  Portfolio turnover rate                          93%                   53%              52%             25%(1)
  Total return                                   3.52%(5)              8.94%           11.91%          (0.67)%(1)(5)
EXTENDED INDEX MASTER PORTFOLIO
  Ratio of expenses to
    average net assets(4)                        0.10%                 0.10%            0.10%           0.10%(2)
  Ratio of net investment
    income to average
    net assets(4)                                0.97%                 1.08%            0.93%           1.26%(2)
  Portfolio turnover rate                           4%                   17%              38%             17%(2)
  Total return                                  (8.06)%(5)            (9.44)%         (14.53)%         36.30%(2)(5)
INTERNATIONAL INDEX MASTER PORTFOLIO
  Ratio of expenses to
    average net assets(4)                        0.25%                 0.25%            0.25%           0.25%(3)
  Ratio of net investment
    income to average
    net assets(4)                                2.51%                 1.50%            1.47%           0.82%(3)
  Portfolio turnover rate                          10%                    7%              45%             39%(3)
  Total return                                  (1.73)%(5)(9)        (21.35)%         (14.85)%         20.50%(3)(5)
S&P 500 INDEX MASTER PORTFOLIO
  Ratio of expenses to
    average net assets(4)                        0.05%                 0.05%            0.05%           0.05%(1)
  Ratio of net investment
    income to average
    net assets(4)                                1.43%                 1.31%            1.22%           1.44%(1)
  Portfolio turnover rate                           3%                    9%              10%              7%(1)
  Total return                                 (13.16)%(5)           (11.96)%          (9.19)%         19.82%(1)(5)
U.S. EQUITY INDEX MASTER PORTFOLIO
  Ratio of expenses
    to average net assets(4)(6)                  0.08%                 0.09%            0.08%           0.08%(2)
  Ratio of net investment
    income to average
    net assets(4)(6)                             1.31%                 1.37%            1.13%           1.39%(2)
  Portfolio turnover rate(8)                        3%                   11%              17%              9%(2)
  Total return                                 (12.70)%(5)           (11.51)%         (10.54)%         21.40%(2)(5)

                                          YEAR ENDED            YEAR ENDED       YEAR ENDED
                                         FEBRUARY 28,          FEBRUARY 28,     FEBRUARY 28,
                                             1999                  1998             1997
                                        -------------          ------------     ------------
BOND INDEX MASTER PORTFOLIO
  Ratio of expenses to
    average net assets(4)                        0.08%                 0.08%            0.09%
  Ratio of net investment
    income to average
    net assets(4)                                6.31%                 6.73%            6.83%
  Portfolio turnover rate                          28%                   59%              39%
  Total return                                   6.39%                10.51%            4.47%
EXTENDED INDEX MASTER PORTFOLIO
  Ratio of expenses to
    average net assets(4)                         N/A                   N/A              N/A
  Ratio of net investment
    income to average
    net assets(4)                                 N/A                   N/A              N/A
  Portfolio turnover rate                         N/A                   N/A              N/A
  Total return                                    N/A                   N/A              N/A
INTERNATIONAL INDEX MASTER PORTFOLIO
  Ratio of expenses to
    average net assets(4)                         N/A                   N/A              N/A
  Ratio of net investment
    income to average
    net assets(4)                                 N/A                   N/A              N/A
  Portfolio turnover rate                         N/A                   N/A              N/A
  Total return                                    N/A                   N/A              N/A
S&P 500 INDEX MASTER PORTFOLIO
  Ratio of expenses to
    average net assets(4)                        0.05%                 0.05%            0.05%
  Ratio of net investment
    income to average
    net assets(4)                                1.61%                 1.89%            2.31%
  Portfolio turnover rate                          11%                    6%               4%
  Total return                                  19.65%                34.77%           25.97%
U.S. EQUITY INDEX MASTER PORTFOLIO
  Ratio of expenses
    to average net assets(4) (6)                  N/A                   N/A              N/A
  Ratio of net investment
    income to average
    net assets(4) (6)                             N/A                   N/A              N/A
  Portfolio turnover rate(8)                      N/A                   N/A              N/A
  Total return                                    N/A                   N/A              N/A

----------
(1) For the ten months ended December 31, 1999. The Bond Index and S&P 500 Index Master Portfolios changed their fiscal year end from February 28 to December 31.

(2) Period from March 1, 1999 (commencement of operations) to December 31, 1999.

(3) Period from October 1, 1999 (commencement of operations) to December 31,
    1999.

(4) Annualized for periods of less than one year.

(5) Not annualized.

(6) Includes expenses allocated from the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).

(7) Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.

(8) Calculated on a weighted average of the portfolio turnover rates of each of the underlying Master Portfolios in which this Master Portfolio invests (see
    Note 1).

(9) The reimbursement made by the advisor had no material impact on the total return for the period (see Note 2).

SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

BOND INDEX MASTER PORTFOLIO

SECURITY                                           FACE AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--27.58%
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE--0.67%
  Lockheed Martin Corp.
   8.20%, 12/01/09                             $     1,000,000   $     1,157,387
  Northrop Grumman Corp.
   7.13%, 02/15/11                                     500,000           532,528
  Raytheon Co.
   7.38%, 07/15/25                                   1,000,000           979,916
  United Technologies Corp.
   6.63%, 11/15/04                                   1,000,000         1,066,991
                                                                 ---------------
                                                                       3,736,822
                                                                 ---------------
AIRLINES--0.26%
  Continental Airlines Inc.
   6.65%, 09/15/17                                     901,250           884,721
  Delta Air Lines Inc.
   7.57%, 11/18/10                                     500,000           536,421
                                                                 ---------------
                                                                       1,421,142
                                                                 ---------------
AUTO MANUFACTURERS--0.60%
  DaimlerChrysler NA Holding Corp.
   7.20%, 09/01/09                                     500,000           521,840
   8.50%, 01/18/31                                     500,000           552,766
  Ford Motor Company
   6.63%, 10/01/28                                   1,625,000         1,370,249
  General Motors Corp.
   6.75%, 05/01/28                                   1,000,000           881,894
                                                                 ---------------
                                                                       3,326,749
                                                                 ---------------
BANKS--6.68%
  Banco Santander Central Hispano Issuances
   7.63%, 09/14/10                                     500,000           548,211
  Bank of America Corp.
   6.25%, 04/01/08                                   1,000,000         1,046,472
  Bank of New York Co. Inc.
   6.50%, 12/01/03                                   1,000,000         1,052,074
  Bank One Corp.
   5.90%, 11/15/11                                   1,000,000           999,434
  BankBoston Corp.
   6.50%, 12/19/07                                     500,000           529,586
  Chase Manhattan Corp.
   5.75%, 04/15/04                                   1,000,000         1,038,059
  Credit Suisse First Boston
   5.75%, 04/15/07                                   1,500,000         1,534,566
  European Investment Bank
   4.63%, 03/01/07                                   1,000,000         1,005,147
  First Union Capital Corp.
   8.04%, 12/01/26                                   1,000,000         1,075,268
  First Union Corp.
   6.63%, 07/15/05                                     500,000           531,090
  First Union National Bank
   7.74%, 05/17/32                                   1,708,514         1,863,891
  Fleet Credit Card Master Trust II
   3.86%, 03/15/07                                   6,870,000         6,934,303
  International Bank of
  Reconstruction & Development
  6.38%, 07/21/05                                    1,000,000         1,081,719
   7.00%, 01/27/05                                   1,500,000         1,633,006
  JP Morgan Chase & Co.
   6.75%, 02/01/11                                   1,000,000         1,036,511
  KeyCorp
   6.75%, 03/15/06                                   1,500,000         1,586,190
  KFW International Finance Inc.
   7.63%, 02/15/04                                   1,000,000         1,067,720
   8.00%, 02/15/10                                     250,000           290,554
  Korea Development Bank
   7.13%, 04/22/04                             $     1,000,000   $     1,060,744
  LB Commercial Conduit Mortgage Trust
   6.78%, 06/15/31                                   6,000,000         6,474,229
  Mellon Funding Corp.
   6.38%, 02/15/10                                     500,000           526,144
  National City Corp.
   7.20%, 05/15/05                                     500,000           542,707
  NationsBank Corp.
    7.75%, 08/15/15                                  1,000,000         1,124,290
  SunTrust Banks Inc.
   5.50%, 07/01/07                                     500,000           505,166
  US Bank NA Minnesota
   6.38%, 08/01/11                                   1,000,000         1,038,969
  Wells Fargo Bank NA
   7.55%, 06/21/10                                   1,000,000         1,114,194
                                                                 ---------------
                                                                      37,240,244
                                                                 ---------------
BEVERAGES--0.47%
  Anheuser-Busch Companies Inc.
   6.80%, 01/15/31                                     500,000           528,778
  Coca-Cola Enterprises Inc.
   5.25%, 05/15/07                                   1,000,000         1,022,261
  Diageo PLC
   6.13%, 08/15/05                                   1,000,000         1,055,154
                                                                 ---------------
                                                                       2,606,193
                                                                 ---------------
CHEMICALS--0.19%
  Chevron Phillips Chemical Co. LP
   5.38%, 06/15/07(1)                                  500,000           498,172
  Dow Chemical Co.
   8.63%, 04/01/06                                     500,000           562,751
                                                                 ---------------
                                                                       1,060,923
                                                                 ---------------
COMPUTERS--0.27%
  Hewlett-Packard Co.
   5.50%, 07/01/07                                     500,000           497,149
  International Business Machines Corp.
   4.88%, 10/01/06                                   1,000,000         1,009,657
                                                                 ---------------
                                                                       1,506,806
                                                                 ---------------
COSMETICS / PERSONAL CARE--0.22%
  Procter & Gamble Co.
   8.50%, 08/10/09                                   1,000,000         1,206,489
                                                                 ---------------
                                                                       1,206,489
                                                                 ---------------
DISTRIBUTION / WHOLESALE--0.05%
  Costco Wholesale Corp.
   5.50%, 03/15/07                                     250,000           257,800
                                                                 ---------------
                                                                         257,800
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES--6.43%
  American General Finance Corp.
   5.88%, 07/14/06                                   1,000,000         1,032,675
  Associates Corp. NA
   6.88%, 11/15/08                                     410,000           444,193
   6.95%, 11/01/18                                   1,000,000         1,034,150
  AXA Financial Inc.
   7.75%, 08/01/10                                   1,000,000         1,118,131
  Bear Stearns Companies Inc.
   6.63%, 10/01/04                                   1,000,000         1,056,731
  Boeing Capital Corp.
   5.65%, 05/15/06                                   1,500,000         1,548,807
  Capital One Bank
   6.88%, 02/01/06                                   1,000,000           988,421
  Citigroup Inc.
   6.00%, 02/21/12                                     500,000           502,024
   6.75%, 12/01/05                                   1,000,000         1,075,010

                                       130

SECURITY                                           FACE AMOUNT             VALUE
--------------------------------------------------------------------------------
    Countrywide Home Loans
     5.63%, 05/15/07                             $     500,000     $     511,280
    Ford Credit Auto Owner Trust
     3.62%, 01/15/06                                 1,000,000         1,011,713
     4.36%, 09/15/36                                 2,000,000         2,034,483
    Ford Motor Credit Co.
     7.25%, 10/25/11                                 1,000,000         1,004,796
     7.50%, 03/15/05                                 1,000,000         1,045,805
     7.88%, 06/15/10                                 1,000,000         1,045,439
    General Electric Capital Corp.
     5.38%, 03/15/07                                 1,100,000         1,125,013
     6.50%, 12/10/07                                 1,000,000         1,073,643
     6.75%, 03/15/32                                 1,000,000           982,273
    General Motors Acceptance Corp.
     6.13%, 09/15/06                                   500,000           507,077
     6.75%, 01/15/06                                 1,000,000         1,038,210
     6.88%, 09/15/11                                 1,000,000           992,817
     7.25%, 03/02/11                                   500,000           510,494
     7.72%, 12/15/09                                 1,707,000         1,922,034
    Goldman Sachs Group Inc.
     7.63%, 08/17/05                                 1,000,000         1,095,908
    Household Finance Corp.
     6.50%, 01/24/06                                 1,000,000         1,022,386
     8.00%, 07/15/10                                 1,000,000         1,056,221
    Lehman Brothers Inc.
     7.63%, 06/01/06                                 1,000,000         1,088,467
    Merrill Lynch & Co. Inc.
     6.00%, 02/17/09                                 1,000,000         1,016,802
    Morgan Stanley Dean Witter & Co.
     6.02%, 02/15/33                                   604,212           632,961
     7.75%, 06/15/05                                 1,000,000         1,097,408
     8.00%, 06/15/10                                 1,000,000         1,108,681
    National Rural Utilities
     6.50%, 03/01/07                                   500,000           523,254
     7.25%, 03/01/12                                   500,000           531,931
    Norwest Financial Inc.
     5.38%, 09/30/03                                 1,000,000         1,031,583
    Sears Roebuck Acceptance Corp.
     7.00%, 06/01/32                                   500,000           478,971
    Verizon Global Funding Corp.
     7.75%, 12/01/30                                   500,000           482,212
    Washington Mutual Inc.
     7.50%, 08/15/06                                 1,000,000         1,081,663
                                                                   -------------
                                                                      35,853,667
                                                                   -------------
ELECTRIC--1.71%
    American Electric Power Inc., Series A
     6.13%, 05/15/06                                 1,000,000         1,018,640
    Consumers Energy Co.
     6.00%, 03/15/05                                   500,000           456,500
    Dominion Resources Inc.
     7.63%, 07/15/05                                   500,000           542,120
     8.13%, 06/15/10                                   500,000           561,506
    DTE Energy Co.
     7.05%, 06/01/11                                   500,000           528,901
    FirstEnergy Corp.
     5.50%, 11/15/06                                 1,000,000           978,714
     7.38%, 11/15/31                                   500,000           474,469
    Korea Electric Power Corp.
     6.38%, 12/01/03                                 1,000,000         1,042,200
    Niagara Mohawk Power Corp.
     7.38%, 07/01/03                                   756,098           789,058
     7.63%, 10/01/05                                   529,268           575,396
    Progress Energy Inc.
     7.75%, 03/01/31                                   500,000           536,281
    Texas Utilities Co.
     6.38%, 01/01/08                             $   1,000,000     $   1,008,363
    Wisconsin Energy Corp.
     5.88%, 04/01/06                                   500,000           521,065
     6.50%, 04/01/11                                   500,000           524,558
                                                                   -------------
                                                                       9,557,771
                                                                   -------------
FOOD--1.33%
    Archer-Daniels-Midland Co.
     8.38%, 04/15/17                                   500,000           614,691
    ConAgra Foods Inc.
     6.00%, 09/15/06                                   500,000           519,454
     7.40%, 09/15/04                                 1,000,000         1,072,763
    Fred Meyer Inc.
     7.45%, 03/01/08                                 1,000,000         1,099,480
    General Mills Inc.
     5.13%, 02/15/07                                 1,000,000           999,337
    Kellogg Co.
     6.60%, 04/01/11                                 1,000,000         1,048,560
    Kraft Foods Inc.
     5.63%, 11/01/11                                   500,000           495,491
     6.50%, 11/01/31                                   500,000           494,772
    Safeway Inc.
     6.50%, 11/15/08                                 1,000,000         1,056,230
                                                                   -------------
                                                                       7,400,778
                                                                   -------------
FOREST PRODUCTS & PAPER--0.46%
    Abitibi-Consolidated Inc.
     8.55%, 08/01/10                                   500,000           521,898
    International Paper Co.
     6.75%, 09/01/11                                   500,000           520,719
    Weyerhaeuser Co.
     6.00%, 08/01/06                                   500,000           512,608
(1)  6.13%, 03/15/07                                 1,000,000         1,029,166
                                                                   -------------
                                                                       2,584,391
                                                                   -------------
GAS--0.10%
    KeySpan Corp.
     7.63%, 11/15/10                                   500,000           559,587
                                                                   -------------
                                                                         559,587
                                                                   -------------
HEALTH CARE--0.09%
    Tenet Healthcare Corp.
     5.00%, 07/01/07                                   500,000           495,812
                                                                   -------------
                                                                         495,812
                                                                   -------------
HOUSEHOLD PRODUCTS / WARES--0.19%
    Unilever Capital Corp.
     6.88%, 11/01/05                                 1,000,000         1,083,164
                                                                   -------------
                                                                       1,083,164
                                                                   -------------
INSURANCE--0.20%
    Allstate Corp.
     7.20%, 12/01/09                                 1,000,000         1,099,911
                                                                   -------------
                                                                       1,099,911
                                                                   -------------
MACHINERY--CONSTRUCTION & MINING--0.20%
    Caterpillar Inc.
     7.25%, 09/15/09                                 1,000,000         1,100,941
                                                                   -------------
                                                                       1,100,941
                                                                   -------------
MANUFACTURERS--0.13%
    Tyco International Group
     6.88%, 01/15/29                                 1,000,000           709,520
                                                                   -------------
                                                                         709,520
                                                                   -------------

                                       131

SECURITY                                           FACE AMOUNT             VALUE
--------------------------------------------------------------------------------
MANUFACTURING--0.11%
    Norsk Hydro ASA
     6.36%, 01/15/09                             $     590,000     $     610,167
                                                                   -------------
                                                                         610,167
                                                                   -------------
MEDIA--0.91%
    Comcast Cable Communications
     8.38%, 05/01/07                                 1,000,000         1,024,196
    Liberty Media Corp.
     7.88%, 07/15/09                                   500,000           502,647
    TCI Communications Inc.
     8.75%, 08/01/15                                 1,000,000           942,242
    Time Warner Entertainment Co.
     8.38%, 03/15/23                                 1,000,000           995,417
    Viacom Inc.
     7.75%, 06/01/05                                 1,000,000         1,096,257
    Walt Disney Co. (The)
     6.75%, 03/30/06                                   500,000           531,271
                                                                   -------------
                                                                       5,092,030
                                                                   -------------
MINING--0.20%
    Alcoa Inc.
     7.38%, 08/01/10                                 1,000,000         1,111,266
                                                                   -------------
                                                                       1,111,266
                                                                   -------------
MULTI-NATIONAL--0.50%
    Asian Development Bank
     6.75%, 06/11/07                                 1,000,000         1,100,472
    Inter-American Development Bank
     7.38%, 01/15/10                                 1,000,000         1,145,585
     8.50%, 03/15/11                                   450,000           549,189
                                                                   -------------
                                                                       2,795,246
                                                                   -------------
OIL & GAS PRODUCERS--1.02%
    Amerada Hess Corp.
     7.30%, 08/15/31                                   500,000           507,227
    Conoco Funding Co.
     6.35%, 10/15/11                                   500,000           518,382
    Conoco Inc.
     5.90%, 04/15/04                                 1,000,000         1,041,481
    Devon Financing Corp. ULC
     6.88%, 09/30/11                                 1,000,000         1,041,436
    Marathon Oil Corp.
     6.13%, 03/15/12                                   500,000           497,589
    Petroleos Mexicanos
     9.38%, 12/02/08                                 1,000,000         1,072,500
    Phillips 66 Capital Trust II
     8.00%, 01/15/37                                 1,000,000         1,033,570
                                                                   -------------
                                                                       5,712,185
                                                                   -------------
PHARMACEUTICALS--0.18%
    American Home Products Corp.
     6.25%, 03/15/06                                   500,000           528,775
    Bristol-Myers Squibb Co.
     5.75%, 10/01/11                                   500,000           497,473
                                                                   -------------
                                                                       1,026,248
                                                                   -------------
PIPELINES--0.43%
    Duke Energy Field Services Corp.
     7.50%, 08/16/05                                   500,000           531,706
     7.88%, 08/16/10                                   500,000           530,658
    Sonat Inc.
     7.63%, 07/15/11                                 1,000,000           984,008
    Williams Companies Inc.
     7.50%, 01/15/31                                   500,000           359,073
                                                                   -------------
                                                                       2,405,445
                                                                   -------------
PUBLISHING--0.18%
    News America Holdings Inc.
     7.60%, 10/11/15                             $   1,000,000     $   1,018,246
                                                                   -------------
                                                                       1,018,246
                                                                   -------------
REAL ESTATE--0.09%
    EOP Operating LP
     7.00%, 07/15/11                                   500,000           525,268
                                                                   -------------
                                                                         525,268
                                                                   -------------
RETAIL--0.39%
    Federated Department Stores Inc.
     6.63%, 04/01/11                                   500,000           511,409
    Target Corp.
     7.00%, 07/15/31                                   500,000           529,046
    Wal-Mart Stores Inc.
     7.55%, 02/15/30                                 1,000,000         1,149,470
                                                                   -------------
                                                                       2,189,925
                                                                   -------------
TELECOMMUNICATION EQUIPMENT--0.09%
    Motorola Inc.
     6.75%, 02/01/06                                   500,000           485,286
                                                                   -------------
                                                                         485,286
                                                                   -------------
TELECOMMUNICATIONS--1.20%
    AT&T Wireless Services Inc.
     7.88%, 03/01/11                                 1,000,000           807,738
    British Telecom PLC
     7.88%, 12/15/05                                   500,000           535,055
     8.38%, 12/15/10                                 1,000,000         1,088,198
    Citizens Communications
     8.50%, 05/15/06                                 1,000,000           967,756
    Cox Communications Inc.
     7.50%, 08/15/04                                 1,000,000         1,016,136
    Telus Corp.
     8.00%, 06/01/11                                 1,000,000           830,910
    Verizon Wireless Inc.
(1)  5.38%, 12/15/06                                 1,000,000           932,949
    Vodafone Group PLC
     7.75%, 02/15/10                                   500,000           531,633
                                                                   -------------
                                                                       6,710,375
                                                                   -------------
TELEPHONE--1.10%
    AT&T Corp.
     6.50%, 11/15/06                                   500,000           440,000
(1)  8.00%, 11/15/31                                   500,000           392,500
    BellSouth Corp.
     6.00%, 10/15/11                                   500,000           505,440
     6.88%, 10/15/31                                   500,000           495,262
    Deutsche Telekom International Finance AG
     8.00%, 06/15/10                                 1,000,000           995,661
    France Telecom SA
     8.25%, 03/01/11                                   500,000           456,539
    Koninklijke KPN NV
     8.00%, 10/01/10                                   500,000           502,142
    Qwest Corp.
(1)  8.88%, 03/15/12                                   250,000           222,500
    Sprint Capital Corp.
     6.13%, 11/15/08                                 1,000,000           765,232
     8.38%, 03/15/12                                   500,000           414,228
    Telefonica Europe BV
     8.25%, 09/15/30                                   500,000           509,857
    Verizon Pennsylvania Inc.
     5.65%, 11/15/11                                   500,000           459,783
                                                                   -------------
                                                                       6,159,144
                                                                   -------------
TOBACCO--0.09%
    RJ Reynolds Tobacco Holdings Inc.
     6.50%, 06/01/07                                   500,000           511,932
                                                                   -------------
                                                                         511,932
                                                                   -------------

                                       132

SECURITY                                            FACE AMOUNT            VALUE
--------------------------------------------------------------------------------
TRANSPORTATION--0.84%
    Burlington Northern Santa Fe Corp.
     7.13%, 12/15/10                              $   1,000,000    $   1,073,676
    Canadian National Railway Co.
     6.45%, 07/15/06                                  1,300,000        1,374,855
    Norfolk Southern Corp.
     7.70%, 05/15/17                                  1,000,000        1,149,758
    Union Pacific Corp.
     6.79%, 11/09/07                                  1,000,000        1,073,356
                                                                   -------------
                                                                       4,671,645
                                                                   -------------
TOTAL CORPORATE BONDS & NOTES
    (Cost: $151,033,527)                                             153,833,118
                                                                   -------------
--------------------------------------------------------------------------------
(3) FOREIGN GOVERNMENT BONDS & NOTES--1.55%
--------------------------------------------------------------------------------
    Italy (Republic of)
     6.00%, 02/22/11                                  1,000,000        1,052,530
    Malaysia
     7.50%, 07/15/11                                    250,000          265,643
    Manitoba (Province of)
     4.25%, 11/20/06                                  1,000,000          998,772
    Mexico Government International Bond
     9.88%, 01/15/07                                  1,000,000        1,122,500
    Ontario (Province of)
     7.63%, 06/22/04                                  1,000,000        1,083,474
    Quebec (Province of)
     5.75%, 02/15/09                                  1,000,000        1,042,320
     6.13%, 01/22/11                                  1,000,000        1,050,149
    United Mexican States
     8.13%, 12/30/19                                  1,000,000          974,000
     8.50%, 02/01/06                                  1,000,000        1,065,000
                                                                   -------------
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
    (Cost: $8,361,136)                                                 8,654,388
                                                                   -------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--67.73%
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--20.53%
   U.S. Treasury Bonds
     5.25%, 02/15/29                                  2,700,000        2,539,941
     6.00%, 02/15/26                                  1,200,000        1,248,184
     6.13%, 11/15/27                                  2,600,000        2,749,412
     6.25%, 05/15/30                                  2,000,000        2,166,484
     6.50%, 11/15/26                                  1,500,000        1,658,830
     7.13%, 02/15/23                                  2,700,000        3,177,957
     7.25%, 05/15/16                                  1,800,000        2,121,401
     7.63%, 02/15/25                                  2,800,000        3,493,174
     8.00%, 11/15/21                                  2,250,000        2,877,889
     8.13%, 08/15/19                                  1,850,000        2,369,658
     8.13%, 05/15/21                                  2,000,000        2,578,710
     8.75%, 11/15/08                                    500,000          541,914
     8.75%, 05/15/17                                  1,600,000        2,134,826
     8.75%, 05/15/20                                  2,800,000        3,796,974
     9.13%, 05/15/18                                  1,500,000        2,073,165
     9.25%, 02/15/16                                    600,000          824,551
     9.38%, 02/15/06                                    800,000          953,160
     9.88%, 11/15/15                                    400,000          573,787
    10.38%, 11/15/09                                  3,100,000        3,599,512
    10.38%, 11/15/12                                  1,300,000        1,670,855
    11.25%, 02/15/15                                    650,000        1,009,836
    11.75%, 11/15/14                                    500,000          718,125
    12.50%, 08/15/14                                    400,000          588,391
    12.75%, 11/15/10                                  2,200,000        2,824,336
    13.25%, 05/15/14                                    850,000        1,279,980
    13.88%, 05/15/11                                    600,000          814,242
   U.S. Treasury Notes
     3.25%, 12/31/03                              $   6,000,000    $   6,068,082
     3.25%, 05/31/04                                  5,800,000        5,844,405
     3.38%, 04/30/04                                  1,100,000        1,111,605
     3.50%, 11/15/06                                  1,500,000        1,473,282
     3.63%, 03/31/04                                  1,600,000        1,624,736
     4.25%, 11/15/03                                  4,000,000        4,100,624
     4.38%, 05/15/07                                  2,050,000        2,078,187
     4.63%, 05/15/06                                  1,000,000        1,030,000
     4.75%, 11/15/08                                    900,000          916,465
     4.88%, 02/15/12                                  1,000,000        1,003,750
     5.00%, 08/15/11                                  1,800,000        1,825,000
     5.38%, 06/30/03                                  2,250,000        2,325,683
     5.50%, 05/15/09                                    800,000          846,375
     5.63%, 02/15/06                                  1,000,000        1,065,228
     5.63%, 05/15/08                                  2,200,000        2,348,157
     5.75%, 08/15/03                                  2,700,000        2,807,579
     5.75%, 11/15/05                                  2,000,000        2,134,376
     5.75%, 08/15/10                                  1,600,000        1,711,501
     5.88%, 02/15/04                                  1,000,000        1,052,272
     5.88%, 11/15/04                                  1,800,000        1,913,062
     6.00%, 08/15/04                                  2,000,000        2,124,734
     6.00%, 08/15/09                                  1,800,000        1,955,320
     6.13%, 08/15/07                                  2,100,000        2,288,880
     6.25%, 02/15/07                                  1,200,000        1,313,083
     6.50%, 05/15/05                                  1,000,000        1,085,555
     6.50%, 10/15/06                                    700,000          770,606
     6.50%, 02/15/10                                  1,800,000        2,012,184
     6.75%, 05/15/05                                  4,000,000        4,365,624
     6.88%, 05/15/06                                  1,100,000        1,221,217
     7.00%, 07/15/06                                  1,400,000        1,563,787
     7.25%, 08/15/04                                    950,000        1,033,273
     7.88%, 11/15/04                                  1,000,000        1,108,221
                                                                   -------------
                                                                     114,508,147
                                                                   -------------
MORTGAGE-BACKED SECURITIES--35.52%
    Federal Home Loan Mortgage Corporation
     5.50%, 01/01/17                                  1,964,373        1,970,683
     5.50%, 03/01/17                                  4,930,241        4,943,491
(2)  5.50%, 07/18/17                                  2,000,000        2,001,250
     6.00%, 01/01/32                                  9,866,106        9,857,995
     6.00%, 02/01/32                                  4,960,075        4,955,997
     6.50%, 05/01/31                                    960,545          981,339
     6.50%, 06/01/31                                  2,913,492        2,976,566
     6.50%, 09/01/31                                    972,138          993,184
     6.50%, 11/01/31                                 26,953,699       27,537,218
     6.50%, 01/01/17                                  9,597,356        9,962,020
     7.00%, 02/01/16                                  3,831,910        4,028,483
     7.50%, 06/01/27                                  2,016,778        2,126,194
     7.50%, 01/01/28                                  3,207,368        3,381,376
     7.50%, 10/01/29                                  2,939,513        3,102,445
     8.00%, 12/01/24                                  6,952,067        7,459,273
   Federal National Mortgage Association
     6.00%, 04/01/32                                  4,973,158        4,966,359
(2)  6.00%, 07/15/32                                  4,000,000        3,987,500
     6.00%, 05/01/16                                    939,535          959,731
     6.00%, 06/01/16                                  3,753,900        3,834,595
     6.00%, 07/01/16                                  3,757,041        3,837,804
     6.00%, 11/01/16                                    980,018        1,001,085
     6.00%, 01/01/17                                  2,608,046        2,664,110
     6.50%, 05/01/31                                    953,509          973,618
     6.50%, 03/01/32                                    495,061          505,441
(2)  6.50%, 07/15/32                                 23,000,000       23,438,426
     7.00%, 03/01/30                                  7,713,152        8,001,054
     7.00%, 04/01/31                                  1,684,422        1,746,399
     7.00%, 07/01/31                                    828,044          858,500
     7.00%, 08/01/31                                  6,375,164        6,609,645

                                       133

SECURITY                                            FACE AMOUNT            VALUE
--------------------------------------------------------------------------------
     7.00%, 02/01/32                              $   5,885,486    $   6,101,939
     7.50%, 06/01/30                                    460,865          483,907
     7.50%, 07/01/31                                    830,310          872,140
    Government National Mortgage Association
     6.50%, 05/15/31                                  1,972,958        2,020,132
     6.50%, 09/15/31                                    721,422          737,551
     6.50%, 12/15/31                                    974,910          996,706
     6.50%, 03/15/32                                    997,052        1,019,252
     6.50%, 04/15/32                                    999,225        1,021,474
     6.50%, 05/15/32                                 12,988,486       13,277,683
     7.00%, 09/15/31                                 11,438,090       11,903,088
     7.50%, 12/15/23                                  9,420,650       10,024,072
                                                                   -------------
                                                                     198,119,725
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--11.68%
    Federal Home Loan Bank
     5.38%, 05/15/06                                  3,000,000        3,135,849
     5.95%, 07/28/08                                  3,500,000        3,729,239
     6.09%, 06/02/06                                  1,500,000        1,605,960
     6.13%, 08/15/03                                  1,000,000        1,040,203
     6.75%, 08/15/07                                    700,000          770,370
     6.88%, 08/15/03                                  1,000,000        1,050,392
    Federal Home Loan Mortgage Corporation
     5.00%, 01/15/04                                  5,000,000        5,182,125
     5.75%, 07/15/03                                  4,000,000        4,148,196
     5.75%, 03/15/09                                    500,000          524,424
     5.75%, 01/15/12                                  2,200,000        2,260,311
     6.25%, 07/15/32                                  2,660,000        2,674,351
     6.75%, 09/15/29                                     70,000           74,521
     6.88%, 01/15/05                                  3,500,000        3,795,071
     6.88%, 09/15/10                                  2,000,000        2,222,316
     7.00%, 07/15/05                                  1,000,000        1,095,048
     7.38%, 05/15/03                                  4,000,000        4,178,712
    Federal National Mortgage Association
     0.00%, 06/01/17                                  1,000,000          399,238
     3.13%, 11/15/03                                  1,000,000        1,010,056
     5.13%, 02/13/04                                  3,704,000        3,843,256
     5.25%, 03/22/07                                  2,000,000        2,059,914
     5.25%, 01/15/09                                  1,000,000        1,021,409
     5.50%, 02/15/06                                  1,000,000        1,049,887
     5.50%, 03/15/11                                  3,300,000        3,347,642
     6.00%, 05/15/08                                  2,000,000        2,131,118
     6.25%, 02/01/11                                  1,000,000        1,051,160
     6.38%, 06/15/09                                    394,000          426,185
     6.50%, 08/15/04                                  1,500,000        1,601,277
     7.00%, 07/15/05                                  3,500,000        3,827,596
     7.25%, 01/15/10                                    500,000          566,715
    Financing Corp.
     8.60%, 09/26/19                                  1,150,000        1,470,079
     9.65%, 11/02/18                                    500,000          689,785
    Tennessee Valley Authority
     6.25%, 12/15/17                                  1,600,000        1,676,930
     6.88%, 12/15/43                                  1,000,000        1,021,179
     7.13%, 05/01/30                                    450,000          499,021
                                                                   -------------
                                                                      65,179,535
                                                                   -------------
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
  (Cost: $369,069,394)                                               377,807,407
                                                                   -------------

SECURITY                                              SHARES           VALUE
--------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--15.27%
--------------------------------------------------------------------------------
    Barclays Global Investors
    Funds Institutional Money
    Market Fund, Institutional
     Shares                                          75,066,151    $  75,066,151
    Dreyfus Money Market
     Fund                                             1,494,795        1,494,795
    Goldman Sachs Financial
    Square Prime Obligation
     Fund                                               233,885          233,885
    Providian Temp Cash
    Money Market Fund                                 8,373,968        8,373,968
                                                                   -------------
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $85,168,799)                                                 85,168,799
                                                                   -------------
TOTAL INVESTMENTS
IN SECURITIES--112.13%
  (Cost $613,632,856)                                                625,463,712
Other Assets, Less Liabilities--(12.13%)                             (67,676,161)
                                                                   -------------
NET ASSETS--100.00%                                                $ 557,787,551
                                                                   =============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) TBA.
(3) Investment is denominated in U.S. Dollars.

                 See accompanying notes to financial statements.

EXTENDED INDEX MASTER PORTFOLIO

SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.31%
--------------------------------------------------------------------------------
ADVERTISING--0.55%
(1) ADVO Inc.                                             1,702    $      64,795
(1) APAC Customer Services Inc.                           3,944           23,270
(1) Catalina Marketing Corp.                              3,451           97,387
(1) Donnelley (R.H.) Corp.                                2,230           62,373
(1) Getty Images Inc.                                     3,366           73,278
    Grey Global Group Inc.                                   55           37,951
    Harte-Hanks Inc.                                      5,214          107,148
(1) Interep National Radio Sales Inc. "A"                 3,040           11,856
(1) Key3Media Group Inc.                                  4,537            2,087
(1) Lamar Advertising Co.                                 5,176          192,599
    MKTG Services Inc.                                    1,300              845
(1) Modem Media Inc.                                      2,000            7,200
    Penton Media Inc.                                     2,119            4,556
(1) Sitel Corp.                                           4,768           15,067
(1) 24/7 Media Inc.                                       2,732              574
(1) ValueVision International Inc. "A"                    2,142           38,877
(1) West Corp.                                            4,233           93,380
                                                                   -------------
                                                                         833,243
                                                                   -------------
AEROSPACE/DEFENSE--0.66%
    AAR Corp.                                             2,040           20,808
(1) Alliant Techsystems Inc.                              2,406          153,503
(1) BE Aerospace Inc.                                     2,187           28,825
    Curtiss Wright Corp.                                  1,056           84,480
(1) DRS Technologies Inc.                                 1,200           51,300
(1) Fairchild Corp. (The) "A"                             6,531           20,573
    GenCorp. Inc.                                         2,957           42,285
    HEICO Corp.                                           1,209           16,950
    HEICO Corp. "A"                                       1,469           16,453
(1) Kreisler Manufacturing Corp.                          2,500           19,250
(1) L-3 Communications Holdings Inc.                      5,048          272,592
(1) Orbital Sciences Corp.                                4,247           33,849
(1) Sequa Corp. "A"                                         864           56,497
(1) Teledyne Technologies Inc.                            1,800           37,350
(1) Titan Corp. (The)                                     4,376           80,037
(1) United Defense Industries Inc.                        1,873           43,079
    Veridian Corp.                                        1,060           24,062
                                                                   -------------
                                                                       1,001,893
                                                                   -------------
AGRICULTURE--0.06%
    Delta & Pine Land Co.                                 3,114           62,591
    DIMON Inc.                                            4,000           27,680
(1) Northland Cranberries Inc. "A"                          532              484
                                                                   -------------
                                                                          90,755
                                                                   -------------
AIRLINES--0.37%
(1) Airtran Holdings Inc.                                 3,693           19,758
(1) Alaska Air Group Inc.                                 1,572           41,029
(1) American West Holdings Corp. "B"                      2,024            5,546
(1) Atlantic Coast Airlines Holdings Inc.                 2,718           58,981
(1) Continental Airlines Inc. "B"                         3,764           59,396
    ExpressJet Holdings Inc.                              3,909           51,012
    JetBlue Airways Corp.                                 2,501          113,946
(1) Midwest Express Holdings Inc.                         1,830           24,156
(1) Northwest Airlines Corp. "A"                          6,335           76,400
    SkyWest Inc.                                          3,168    $      74,100
    UAL Corp.                                             3,676           42,053
                                                                   -------------
                                                                         566,377
                                                                   -------------
APPAREL--0.26%
(1) Cherokee Inc.                                         1,989           41,312
    Garan Inc.                                            1,089           62,999
    Oxford Industries Inc.                                1,514           42,392
    Phillips-Van Heusen Corp.                             2,403           37,487
(1) Quiksilver Inc.                                       1,669           41,391
    Stride Rite Corp.                                     4,777           38,216
(1) Timberland Co. "A"                                    2,452           87,831
(1) Unifi Inc.                                            4,132           45,039
                                                                   -------------
                                                                         396,667
                                                                   -------------
AUTO MANUFACTURERS--0.61%
(1) Aftermarket Technology Corp.                          1,845           35,424
(1) American Axle & Manufacturing Holdings Inc.           3,100           92,194
    CLARCOR Inc.                                          1,991           63,015
(1) Dura Automotive Systems Inc.                          1,122           23,281
(1) General Motors Corp. "H"                             50,743          527,727
    Hastings Manufacturing Co.                            1,700           21,675
    Oshkosh Truck Corp.                                   1,007           59,524
    Smith (A.O.) Corp. "B"                                1,742           54,368
(1) Starcraft Corp.                                       2,200           13,354
    Titan International Inc.                              2,171            9,010
    Wabash National Corp.                                 2,527           25,270
                                                                   -------------
                                                                         924,842
                                                                   -------------
AUTO PARTS & EQUIPMENT--0.47%
    ArvinMeritor Inc.                                     4,538          108,912
    Bandag Inc.                                           1,481           41,942
    BorgWarner Inc.                                       1,345           77,687
    Collins & Aikman Corp.                                2,400           21,840
    Donnelly Corp.                                        1,171           31,605
    Edelbrock Corp.                                       1,907           23,265
(1) Lear Corp.                                            4,683          216,589
    Modine Manufacturing Co.                              1,524           37,460
(1) Strattec Security Corp.                                 247           13,664
    Superior Industries International Inc.                1,424           65,860
(1) Tenneco Automotive Inc.                               6,600           43,560
(1) Tower Automotive Inc.                                 3,068           42,799
                                                                   -------------
                                                                         725,183
                                                                   -------------
BANKS--9.54%
    AMB Financial Corp.                                   1,000           11,500
    AMCORE Financial Inc.                                 2,295           53,175
    Anchor BanCorp Wisconsin Inc.                         2,823           68,063
(1) Arch Capital Group Ltd.                               2,263           63,703
    Associated Banc-Corp                                  4,261          160,682
    Astoria Financial Corp.                               5,892          188,839
(1) Banc Corp. (The)                                      1,790           15,609
    BancFirst Corp.                                         415           19,252
    BancorpSouth Inc.                                     4,398           88,840
    Bank Mutual Corp.                                     1,500           30,555
    Bank of Hawaii Corp.                                  4,988          139,664
    Banknorth Group Inc.                                  9,664          251,457
(1) Bay View Capital Corp.                                3,641           23,339
(1) BOK Financial Corp.                                   4,159          139,160
    Boston Private Financial Holdings Inc.                1,600           39,584
    Bostonfed Bancorp Inc.                                1,892           60,733
    Brookline Bancorp Inc.                                3,901           98,695
    Bryn Mawr Bank Corp.                                  1,058           42,637

                                       135

SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
    California Independent Bancorp                          929    $      18,199
(1) Capital Bank Corp.                                    2,500           37,375
    Capital City Bank Group Inc.                          1,426           49,240
(1) Capital Crossing Bank                                 2,481           55,698
    Cathay Bancorp Inc.                                   1,802           74,781
    CFS Bancorp Inc.                                      3,746           57,913
    Chemical Financial Corp.                              2,818          105,703
    Chester Bancorp Inc.                                    500           10,050
    Chester Valley Bancorp                                1,292           20,284
    Chittenden Corp.                                      1,436           41,615
    Citizens Banking Corp.                                2,343           67,900
    Citizens First Financial Corp.                        1,522           28,492
    City National Corp.                                   3,111          167,216
    CoBiz Inc.                                            1,419           24,421
    Colonial BancGroup Inc. (The)                         8,391          125,865
    Commerce Bancorp Inc.                                 3,968          175,386
    Commerce Bancshares Inc.                              3,765          166,564
    Commercial Federal Corp.                              2,708           78,532
    Community First Bankshares Inc.                       2,411           62,903
    Community Trust Bancorp Inc.                          1,000           28,110
    Compass Bancshares Inc.                               7,659          257,342
    Connecticut Bankshares Inc.                           1,000           33,200
    Corus Bankshares Inc.                                 1,651           75,812
    Cullen/Frost Bankers Inc.                             3,188          114,609
    CVB Financial Corp.                                   3,458           78,531
    Downey Financial Corp.                                1,358           64,233
    East West Bancorp Inc.                                2,200           75,944
    Farmers Capital Bank Corp.                            1,078           37,999
    Fidelity Bankshares Inc.                              3,019           66,415
    Fidelity National Corp.                               2,763           27,630
    Financial Institutions Inc.                           1,000           37,860
    First Bancorp                                         2,733          103,034
    First Bancorp North Carolina                            858           23,604
(1) First Banks America Inc.                              1,000           39,150
    First Citizens BancShares Inc. "A"                      909          100,526
    First Commonwealth Financial Corp.                    2,868           38,689
    First Federal Financial of Kentucky                     552           12,806
    First Financial Bancorp                               3,790           74,170
    First Merchants Corp.                                   809           24,269
    First Midwest Bancorp Inc.                            2,460           68,339
    First Niagara Financial Group Inc.                    2,931           81,365
    First Oak Brook Bancshares "A"                          380           11,997
(1) First Republic Bank                                   1,000           27,500
    First Sentinel Bancorp Inc.                           4,730           65,085
    1st Source Corp.                                      2,146           53,049
    First Virginia Banks Inc.                             2,840          152,281
    Firstfed America Bancorp Inc.                         1,289           30,678
(1) FirstFed Financial Corp.                              1,845           53,505
    FirstMerit Corp.                                      5,590          154,172
    FMS Financial Corp.                                   1,000           11,550
    FNB Corp.                                             2,538           69,694
    Frontier Financial Corp.                              2,004           58,817
    Fulton Financial Corp.                                5,340          101,086
    GA Financial Inc.                                     1,963           36,590
    GBC Bancorp                                           1,033           29,905
    Glacier Bancorp Inc.                                  1,000    $      24,500
    Golden State Bancorp Inc.                             8,456          306,530
    Greater Bay Bancorp                                   2,758           84,836
    GreenPoint Financial Corp.                            6,180          303,438
    Hancock Holding Co.                                   1,168           78,700
    Harbor Florida Bancshares Inc.                        4,183           92,821
    Hibernia Corp. "A"                                   11,096          219,590
    Home City Financial Corp.                               800            8,864
    Horizon Financial Services Corp.                        900            9,360
    Hudson City Bancorp Inc.                             13,600          270,640
    Hudson River Bancorp Inc.                             1,500           40,485
    Hudson United Bancorp                                 2,721           77,712
    Independence Community Bank Corp.                     3,455           99,262
    Independent Bank Corp. (MA)                           1,748           40,012
    Independent Bank Corp. (MI)                           2,179           68,769
(1) IndyMac Bancorp Inc.                                  4,338           98,386
    Integra Bank Corp.                                    1,697           38,013
    International Bancshares Corp.                        2,635          111,302
    Investors Financial Services Corp.                    4,200          140,868
    Irwin Financial Corp.                                 2,369           47,617
(1) Local Financial Corp.                                 1,300           21,203
    M&T Bank Corp.                                        5,602          480,428
    MAF Bancorp Inc.                                      2,336           87,834
    Mahaska Investment Co.                                1,062           14,868
    Main Street Banks Inc.                                1,000           20,680
    Medallion Financial Corp.                             1,916           10,116
    Mercantile Bankshares Corp.                           4,094          167,977
    Merchants Bancshares Inc.                             1,143           32,484
(1) Metropolitan Financial Corp.                          1,200            4,308
    National Commerce Financial Corp.                    12,473          328,040
    National Penn Bancshares Inc.                         1,835           48,077
(1) Net.B@nk Inc.                                         7,302           85,065
    New York Community Bancorp Inc.                       6,858          185,852
    North Fork Bancorp Inc.                              10,008          398,418
    Northwest Bancorp Inc.                                5,896           77,886
    NSD Bancorp Inc.                                      1,051           23,385
(1) Ocwen Financial Corp.                                 6,716           36,938
    Old National Bancorp                                  3,182           80,982
    Pacific Capital Bancorp                               1,973           47,115
    Park National Corp.                                     636           54,696
    Parkvale Financial Corp.                              1,233           35,313
    Patriot Bank Corp.                                    4,128           57,916
    Peoples Bancorp Inc.                                  1,518           43,369
    People's Bank                                         4,591          119,871
    Peoples Financial Corp.                                 700            9,870
    Popular Inc.                                          8,568          288,570
    Provident Bankshares Corp.                            2,688           63,679
    Provident Financial Group Inc.                        2,864           83,085
    QCF Bancorp Inc.                                        400           10,400
    R&G Financial Corp. "B"                               2,074           49,175
    Republic Bancorp Inc.                                 5,130           76,642
    Republic Bancorp Inc. "A"                             2,640           31,126
(1) Republic Bancshares Inc.                              1,754           35,378
    Riggs National Corp.                                  2,971           44,298
    Roslyn Bancorp Inc.                                   6,978          152,330
    Royal Bancshares of Pennsylvania "A"                  1,539           32,950
    S&T Bancorp Inc.                                      3,736          100,872

                                       136

SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
    Santander BanCorp                                     3,770    $      64,278
(1) Silicon Valley Bancshares                             2,146           56,569
    Simmons First National Corp. "A"                        911           38,799
    Sky Financial Group Inc.                              5,152          108,965
    Sobieski Bancorp Inc.                                   600            7,800
    South Financial Group Inc. (The)                      4,373           97,995
    SouthFirst Bancshares Inc.                              800           10,200
(1) Southwest Bancorp of Texas Inc.                       1,438           52,084
    Sovereign Bancorp Inc.                               19,525          291,899
    State Financial Services Corp. "A"                    1,871           27,410
    Staten Island Bancorp Inc.                            4,184           80,333
    Sterling Bancorp - NY                                 1,430           51,051
    Sterling Bancshares Inc.                              3,142           46,407
    Sterling Financial Corp.                              2,495           49,626
    Sterling Financial Corp. (PA)                         1,995           49,795
    Suffolk Bancorp                                       4,600          167,900
    Susquehanna Bancshares Inc.                           3,704           84,118
    TCF Financial Corp.                                   4,787          235,042
    Texas Regional Bancshares Inc. "A"                    1,698           84,236
    Tompkins Trustco Inc.                                 1,000           48,700
    Trust Co. of New Jersey (The)                         2,085           53,582
    TrustCo Bank Corp. NY                                 5,945           78,296
    Trustmark Corp.                                       3,856           98,521
    UMB Financial Corp.                                   1,991           93,318
    UnionBanCal Corp.                                     8,939          418,792
    United Bancshares Inc.                                2,324           68,279
    United National Bancorp                               1,684           38,732
    Unizan Financial Corp.                                3,187           68,234
    Valley National Bancorp                               6,007          166,995
(1) VIB Corp.                                             2,933           38,158
    W Holding Co. Inc.                                    4,589          111,054
    Warwick Community Bancorp                             2,643           79,396
    Washington Federal Inc.                               3,274           82,701
    Washington Trust Bancorp Inc.                         1,000           23,690
    Waypoint Financial Corp.                              6,900          134,895
    Webster Financial Corp.                               2,668          102,024
    WesBanco Inc.                                         3,399           80,590
    Westamerica Bancorp                                   2,108           83,392
    Westcorp Inc.                                         3,031           96,840
    Whitney Holding Corp.                                 2,167           66,614
    Wilmington Trust Corp.                                4,392          133,956
                                                                   -------------
                                                                      14,557,337
                                                                   -------------
BEVERAGES--0.31%
(1) Chalone Wine Group Ltd.                               2,320           20,880
    Coca-Cola Bottling Co. Consolidated                     874           37,582
(1) Constellation Brands Inc.                             5,196          166,272
    Farmer Brothers Co.                                     186           67,475
    PepsiAmericas Inc.                                    9,213          137,642
(1) Robert Mondavi Corp. (The) "A"                          762           26,083
(1) Sylvan Inc.                                           1,885           24,505
                                                                   -------------
                                                                         480,439
                                                                   -------------
BIOTECHNOLOGY--1.70%
(1) ACLARA BioSciences Inc.                               2,840    $       4,885
(1) Affymetrix Inc.                                       3,454           82,861
(1) Alexion Pharmaceuticals Inc.                          1,616           24,482
(1) Applera Corp. - Celera Genomics Group                 4,707           56,484
(1) Arena Pharmaceuticals Inc.                            1,900           15,960
(1) Ariad Pharmaceuticals Inc.                            3,100           12,896
(1) Avant Immunotherapeutics Inc.                         2,900            3,248
(1) Bio-Technology General Corp.                          2,779           16,702
    Cambrex Corp.                                         1,890           75,789
(1) Cellegy Pharmaceuticals Inc.                          3,100            6,820
(1) Cephalon Inc.                                         3,259          147,307
(1) Charles River Laboratories International Inc.         2,800           98,140
(1) Ciphergen Biosystems Inc.                             3,000           11,010
(1) CryoLife Inc.                                         1,750           28,105
(1) CuraGen Corp.                                         3,200           17,632
(1) CYTOGEN Corp.                                         4,500            4,815
(1) Deltagen Inc.                                         3,500            8,575
(1) Diversa Corp.                                         2,387           23,751
(1) EntreMed Inc.                                         1,378            4,230
(1) eXegenics Inc.                                        4,756            3,852
(1) Exelixis Inc.                                         4,520           34,036
(1) Genaera Corporation                                   1,822            3,243
(1) Gene Logic Inc.                                       1,900           26,600
(1) Genencor International Inc.                           4,500           44,055
(1) Genentech Inc.                                       12,846          430,341
(1) Genome Therapeutics Corp.                             3,020            6,976
    GTC Biotherapeutics Inc.                              7,976           10,050
(1) Human Genome Sciences Inc.                           10,812          144,881
(1) ICOS Corp.                                            4,116           69,807
(1) IDEC Pharmaceuticals Corp.                            9,164          324,864
(1) Illumina Inc.                                         2,560           17,203
(1) Immunomedics Inc.                                     3,393           17,678
(1) Incyte Genomics Inc.                                  4,282           31,130
(1) Integra LifeSciences Holdings Corp.                   2,000           43,500
(1) Invitrogen Corp.                                      4,492          143,789
(1) Kosan Biosciences Inc.                                4,000           34,840
(1) Large Scale Biology Corp.                             1,704            3,715
(1) Maxim Pharmaceuticals Inc.                            7,365           23,789
(1) Maxygen Inc.                                          2,462           29,492
(1) Millennium Pharmaceuticals Inc.                      17,837          216,720
(1) Myriad Genetics Inc.                                  1,292           26,279
(1) Nanogen Inc.                                          7,100           24,850
(1) Nexell Therapeutics Inc.                              2,025              122
(1) Organogenesis Inc.                                    3,420              684
(1) Protein Design Labs Inc.                              5,220           56,689
(1) Regeneron Pharmaceuticals Inc.                        2,343           33,997
    Ribapharm Inc.                                          897            8,154
(1) Sequenom Inc.                                         3,687           13,015
(1) Targeted Genetics Corp.                               3,300            3,564
(1) Telik Inc.                                            2,100           26,250
(1) Third Wave Technologies Inc.                          2,454            5,497
(1) Transkaryotic Therapies Inc.                          1,655           59,663
(1) V.I. Technologies Inc.                                3,152           11,505
(1) Variagenics Inc.                                      3,496            4,440
(1) XOMA Ltd.                                             5,334           21,283
                                                                   -------------
                                                                       2,600,245
                                                                   -------------

                                       137

SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
BUILDING MATERIALS---0.67%
(1) Advanced Lighting Technologies Inc.                   1,945    $       1,556
    Apogee Enterprises Inc.                               2,500           35,900
    Centex Construction Products Inc.                     1,509           54,928
(1) Ceradyne Inc.                                         2,800           20,972
(1) Comfort Systems USA Inc.                              4,359           21,664
    Elcor Corp.                                           1,370           37,469
    Florida Rock Industries Inc.                          1,567           56,114
(1) Genlyte Group Inc. (The)                              1,102           44,774
    Homasote Co.                                            900            9,135
(1) Integrated Electrical Services Inc.                   3,692           23,075
    Lafarge North America Inc.                            4,101          144,150
    Lennox International Inc.                             3,521           63,343
    LSI Industries Inc.                                   1,734           31,854
    Martin Marietta Materials Inc.                        3,083          120,237
(1) NCI Building Systems Inc.                             1,307           23,265
    Rayonier Inc.                                         1,746           85,781
(1) Rock of Ages Corp.                                    2,774           19,668
(1) Simpson Manufacturing Co. Inc.                          917           52,388
    Texas Industries Inc.                                 1,249           39,331
(1) Trex Co. Inc.                                         1,300           40,820
(1) USG Corp.                                             2,423           17,324
    Waxman Industries Inc.                                1,900           11,875
    York International Corp.                              1,892           63,931
                                                                   -------------
                                                                       1,019,554
                                                                   -------------
CHEMICALS--1.65%
(1) Airgas Inc.                                           6,651          115,062
    Albemarle Corp.                                       2,602           80,011
(1) Altair International Inc.                             2,059            1,029
    Arch Chemicals Inc.                                   2,100           51,870
(1) Atlantis Plastics Inc. "A"                              600            2,430
    Cabot Corp.                                           3,977          113,941
(1) Cabot Microelectronics Corp.                          1,810           78,120
    ChemFirst Inc.                                        1,841           52,745
    Crompton Corp.                                        8,406          107,176
(1) Cytec Industries Inc.                                 2,335           73,412
(1) Detrex Corp.                                          2,000            9,602
    Ferro Corp.                                           2,485           74,923
    Flamemaster Corp. (The)                               1,600            9,840
(1) Foamex International Inc.                             2,122           23,575
    Fuller (H.B.) Co.                                     2,050           60,044
    Georgia Gulf Corp.                                    2,179           57,613
    IMC Global Inc.                                       7,815           97,687
(1) International Specialty Products Inc.                 3,376           25,995
(1) JLM Industries Inc.                                   2,200            2,640
(1) Landec Corp.                                          1,973            7,458
    Lubrizol Corp.                                        2,766           92,661
    Lyondell Chemical Co.                                 6,642          100,294
    MacDermid Inc.                                        1,924           41,366
    Millennium Chemicals Inc.                             3,774           53,025
    Minerals Technologies Inc.                              985           48,580
(1) Mississippi Chemical Corp.                            2,577            2,886
    Myers Industries Inc.                                 2,497           42,799
    NL Industries Inc.                                    3,832           58,438
    Olin Corp.                                            2,793           61,865
    OM Group Inc.                                         1,760          109,120
    OMNOVA Solutions Inc.                                 2,357           19,799
    Penford Corp.                                         1,571           28,435
    PolyOne Corp.                                         4,908    $      55,215
(1) Rogers Corp.                                            962           26,272
    RPM Inc.                                              6,547           99,842
    Schulman (A.) Inc.                                    2,888           61,945
    Solutia Inc.                                          6,927           48,628
    Spartech Corp.                                        2,902           79,021
    Stepan Co.                                              663           18,736
(1) SurModics Inc.                                        1,148           29,837
(1) Symyx Technologies Inc.                               1,700           23,664
(1) Terra Industries Inc.                                 5,000           10,400
(1) U.S. Plastic Lumber Co.                               1,954              606
(1) Uniroyal Technology Corp.                             2,720              272
    Valhi Inc.                                            6,622          103,502
    Valspar Corp. (The)                                   3,155          142,417
(1) Vertex Pharmaceuticals Inc.                           4,698           76,483
    Wellman Inc.                                          2,600           43,550
                                                                   -------------
                                                                       2,524,831
                                                                   -------------
COAL--0.06%
    CONSOL Energy Inc.                                    4,500           95,625
                                                                   -------------
                                                                          95,625
                                                                   -------------
COMMERCIAL SERVICES--3.97%
    Aaron Rents Inc. "A"                                  1,271           28,597
(1) Ablest Inc.                                           1,700            6,035
    ABM Industries Inc.                                   2,912           50,552
(1) Actrade Financial Technologies Ltd.                     815            8,492
(1) Administaff Inc.                                      1,570           15,700
    Advisory Board Co. (The)                                200            7,248
(1) AHL Services Inc.                                     2,230            4,460
(1) Albany Molecular Research Inc.                        2,100           44,394
    AMN Healthcare Services Inc.                          5,600          196,056
(1) Answerthink Inc.                                      2,281            8,645
(1) ARAMARK Corp. "B"                                     1,723           43,075
(1) Arbitron Inc.                                         3,900          121,680
(1) Atrix Laboratories Inc.                               1,816           40,406
(1) Barrett Business Services Inc.                        1,000            3,500
(1) Blount International Inc.                             3,065           12,873
(1) Blue Rhino Corp.                                      1,881           26,315
    Bowne & Co. Inc.                                      2,846           41,950
(1) Bright Horizons Family Solutions Inc.                 1,019           33,739
(1) Career Education Corp.                                4,400          198,000
(1) Caremark Rx Inc.                                     13,704          226,116
(1) CDI Corp.                                             2,262           73,628
    Central Parking Corp.                                 2,122           48,488
(1) Charles River Associates Inc.                         1,972           39,519
    Chemed Corp.                                          1,162           43,796
(1) Coinstar Inc.                                         1,800           44,010
(1) Corinthian Colleges Inc.                              2,800           94,892
(1) Corporate Executive Board Co. (The)                   1,900           65,075
(1) CoStar Group Inc.                                     1,228           25,211
    Cross Country Inc.                                    1,500           56,700
(1) D & B                                                 5,100          168,555
(1) DeVry Inc.                                            4,301           98,235
(1) DiamondCluster International Inc. "A"                 2,863           17,121
    divine inc. "A"                                       1,040            4,056
(1) eBenx Inc.                                            3,010            8,007
(1) Edgewater Technology Inc.                             3,066           12,540
(1) Edison Schools Inc.                                   3,000            2,850
(1) Education Management Corp.                            2,005           81,664
(1) Electro Rent Corp.                                    1,901           24,694

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

SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) Encompass Services Corp.                              4,456    $       2,540
(1) Exult Inc.                                           10,700           69,550
(1) First Consulting Group Inc.                           2,194           18,868
(1) First Health Group Corp.                              5,842          163,810
(1) FTI Consulting Inc.                                     300           10,503
(1) Gartner Inc. "B"                                      5,300           49,820
    Gevity HR Inc.                                        1,928            7,635
(1) Griffin Land & Nurseries Inc.                         1,300           17,875
    GSI Commerce Inc.                                     2,939           21,896
(1) Harris Interactive Inc.                               5,460           18,400
(1) Healthcare Services Group Inc.                        2,214           34,206
(1) Heidrick & Struggles International Inc.               1,500           29,955
(1) Interactive Data Corp.                                7,842          114,180
(1) Interstate National Dealer Services Inc.              3,200           17,920
(1) Iron Mountain Inc.                                    5,170          159,495
(1) ITT Educational Services Inc.                         3,416           74,469
    Kelly Services Inc. "A"                               1,746           47,159
(1) Korn/Ferry International                              2,500           22,750
(1) KPMG Consulting Inc.                                  9,349          138,926
(1) Kroll Inc.                                            6,124          128,482
(1) Labor Ready Inc.                                      4,970           29,075
    Landauer Inc.                                         1,617           62,788
(1) Learning Tree International Inc.                      1,311           24,306
(1) LendingTree Inc.                                      4,366           55,492
(1) Mail-Well Inc.                                        5,584           29,037
(1) Management Network Group Inc. (The)                   3,200            7,424
    Manpower Inc.                                         4,542          166,918
(1) MAXIMUS Inc.                                          2,104           66,697
    McGrath Rentcorp                                        916           23,743
(1) MedQuist Inc.                                         2,616           69,664
(1) Midas Inc.                                            2,555           31,682
(1) MPS Group Inc.                                        5,602           47,617
(1) MPW Industrial Services Group Inc.                    1,095            2,628
(1) National Equipment Services Inc.                      2,779            4,307
(1) National Research Corp.                               2,500           17,750
(1) NationsRent Inc.                                      4,184               46
(1) Navigant Consulting Co.                               4,627           32,343
(1) Neff Corp.                                            4,392            1,757
(1) NetRatings Inc.                                       2,328           21,301
(1) Neurogen Corp.                                        1,733           20,259
(1) New Horizons Worldwide Inc.                           1,608           16,386
(1) On Assignment Inc.                                    1,578           28,088
(1) PDI Inc.                                                878           13,600
(1) PFSweb Inc.                                           2,656            1,328
(1) Pharmaceutical Product Development Inc.               3,088           81,338
(1) Pharmacopeia Inc.                                     1,300           11,075
(1) Plexus Corp.                                          2,360           42,716
(1) Predictive Systems Inc.                               2,100              651
(1) Pre-Paid Legal Services Inc.                          1,100           21,890
(1) PRG-Schultz International Inc.                        3,046           37,496
    Princeton Review Inc. (The)                           1,637           14,962
(1) Prosoft Training.com                                  2,672            1,042
    PurchasePro.com Inc.                                    840              403
(1) Quanta Services Inc.                                  4,875           48,116
(1) Rainbow Rentals Inc.                                  1,065            6,986
(1) RCM Technologies Inc.                                 3,186    $      15,930
(1) Rent-A-Center Inc.                                    1,817          105,404
(1) Rent-Way Inc.                                         1,445           18,713
(1) Resources Connection Inc.                             1,300           35,087
    Rollins Inc.                                          3,166           64,396
    Roper Industries Inc.                                 2,199           82,023
    Scient Inc.                                             500              220
(1) Security Associates International Inc.                3,200            3,168
(1) Service Corp. International                          11,600           56,028
    ServiceMaster Co. (The)                              18,725          256,907
(1) Sotheby's Holdings Inc. "A"                           3,645           51,941
(1) SOURCECORP Inc.                                       1,406           37,259
(1) Spherion Corp.                                        3,724           44,316
(1) SPS Technologies Inc.                                   866           33,055
(1) Stewart Enterprises Inc. "A"                          5,516           35,137
    Strayer Education Inc.                                1,102           70,087
(1) Student Advantage Inc.                                3,600              900
(1) Sylvan Learning Systems Inc.                          2,373           47,318
(1) TeleTech Holdings Inc.                                4,895           46,698
(1) Trimeris Inc.                                         1,073           47,630
(1) Tyler Technologies Inc.                               3,772           20,067
(1) United Rentals Inc.                                   4,160           90,688
(1) Valassis Communications Inc.                          3,160          115,340
    Viad Corp.                                            5,147          133,822
(1) Volt Information Sciences Inc.                        1,067           26,131
(1) Wackenhut Corrections Corp.                           1,500           21,900
(1) Weight Watchers International Inc.                    6,061          263,290
(1) Westaff Inc.                                          1,884            5,464
(1) Wireless Facilities Inc.                              2,500           12,250
    World Fuel Services Corp.                             4,155          101,382
                                                                   -------------
                                                                       6,058,775
                                                                   -------------
COMPUTER SYSTEMS--0.05%
(1) Borland Software Corp.                                5,168           53,230
(1) MetaSolv Inc.                                         2,760           10,847
(1) Tellium Inc.                                          6,019            5,598
                                                                   -------------
                                                                          69,675
                                                                   -------------
COMPUTERS--4.77%
(1) Accrue Software Inc.                                  2,100              336
(1) ACE*COMM Corp.                                        4,000            4,200
(1) Activision Inc.                                       3,022           87,819
(1) Advanced Digital Information Corp.                    3,140           26,470
(1) Advent Software Inc.                                  2,194           56,386
(1) Affiliated Computer Services Inc. "A"                 7,968          378,321
(1) Agile Software Corp.                                  3,100           22,537
(1) American Software Inc. "A"                            3,900           12,792
    Anteon International Corp.                            4,600          116,288
(1) Applix Inc.                                           1,058            1,640
(1) Art Technology Group Inc.                             4,400            4,444
(1) Ashton Technology Group Inc. (The)                    3,000              390
(1) Ask Jeeves Inc.                                       3,000            3,090
(1) Aspen Technology Inc.                                 2,506           20,900
(1) Auspex Systems Inc.                                   2,748              690
(1) Avici Systems Inc.                                    2,939            2,968
(1) BARRA Inc.                                            1,431           53,205
(1) BindView Development Corp.                            4,020            4,100
(1) BISYS Group Inc. (The)                                7,364          245,221
(1) Black Box Corp.                                       1,271           51,768
(1) Braun Consulting Inc.                                 3,200           11,168

                                       139

SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) Brio Software Inc.                                    2,347    $       2,699
(1) Brocade Communications Systems Inc.                  14,000          244,720
(1) BSQUARE Corp.                                         1,800            4,068
(1) CacheFlow Inc.                                        2,920            1,460
(1) CACI International Inc. "A"                             900           34,371
(1) Calico Commerce Inc.                                  1,824              529
(1) Carreker Corp.                                        1,313           14,863
(1) Catalyst International Inc.                           2,159            4,102
(1) CCC Information Services Group Inc.                   3,164           44,296
(1) Ceridian Corp.                                        9,500          180,310
(1) CIBER Inc.                                            3,099           22,468
(1) Ciprico Inc.                                          1,618            6,812
(1) Cognizant Technology Solutions Corp.                    958           51,492
(1) Commerce One Inc.                                    12,440            4,727
(1) Computer Network Technology Corp.                     1,415            8,674
(1) Concur Technologies Inc.                              2,236            6,261
(1) Concurrent Computer Corp.                             3,566           16,582
(1) Cotelligent Inc.                                      2,307            1,638
(1) Covansys Corp.                                        2,955           16,607
(1) Critical Path Inc.                                    4,989            5,089
(1) Crossroads Systems Inc.                               2,600            2,652
(1) CyberSource Corp.                                     2,300            5,336
(1) Cylink Corp.                                          2,873            2,784
(1) Cysive Inc.                                           2,500            6,125
(1) Daleen Technologies Inc.                              1,700              255
(1) Data Translation Inc.                                 2,700            1,890
(1) Dataram Corp.                                         2,350            8,812
(1) Datatec Systems Inc.                                  3,783            3,367
(1) Dendrite International Inc.                           2,959           28,614
    Diebold Inc.                                          6,477          241,203
(1) Digex Inc.                                            2,600              572
(1) Digital River Inc.                                    3,738           34,352
(1) Digitas Inc.                                          4,795           21,812
(1) DocuCorp International Inc.                             898            9,187
(1) Dot Hill Systems Corp.                                2,640           10,454
(1) DSP Group Inc.                                        1,792           35,123
(1) DST Systems Inc.                                      6,980          319,056
(1) E.piphany Inc.                                        5,150           22,608
(1) ebix.com Inc.                                         1,430              872
(1) Echelon Corp.                                         2,298           29,598
(1) Eclipsys Corp.                                        2,793           18,319
(1) eGain Communications Corp.                            2,751              715
(1) Elcom International Inc.                              4,021            1,608
(1) Electronics For Imaging Inc.                          3,278           52,153
(1) Elite Information Group Inc.                          2,800           27,860
(1) eLoyalty Corp.                                          262            1,546
(1) Engage Inc.                                          11,800              708
(1) Enterasys Networks Inc.                              11,776           20,961
(1) Entrust Inc.                                          4,400           11,968
(1) Equinix Inc.                                          4,453            1,559
(1) Evolving Systems Inc.                                 5,519            1,490
(1) Exabyte Corp.                                         3,131            3,444
(1) Extended Systems Inc.                                 1,500            5,025
(1) Extreme Networks Inc.                                 6,900           67,413
    FactSet Research Systems Inc.                         2,354           70,079
    Fair Isaac and Co. Inc.                               2,754           90,524
    Fidelity National Information Solutions Inc.          1,454           34,896
(1) First Virtual Communications Inc.                     4,601            2,070
    Forgent Networks Inc.                                 2,700    $      13,500
(1) Foundry Networks Inc.                                 7,300           51,319
(1) Gadzoox Networks Inc.                                 3,000              450
(1) General Magic Inc.                                    4,230              338
(1) Hall Kinion & Associates Inc.                         1,325            9,951
    Henry (Jack) & Associates Inc.                        6,112          102,009
(1) HNC Software Inc.                                     2,754           45,992
(1) Hypercom Corp.                                        3,574           27,520
(1) Hyperion Solutions Corp.                              2,443           44,554
(1) IDX Systems Corp.                                     2,485           32,355
(1) iGate Capital Corp.                                   2,794           12,908
(1) iManage Inc.                                          2,500            8,375
(1) Industri Matematik International Corp.                2,280            1,368
(1) InFocus Corp.                                         2,918           34,374
(1) Inforte Corp.                                         3,794           37,636
(1) infoUSA Inc.                                          3,416           18,689
(1) Inprimis Inc.                                         2,600              390
(1) Integral Systems Inc.                                 1,262           27,537
(1) InterCept Inc.                                        1,200           24,864
(1) Intergraph Corp.                                      3,688           64,319
(1) Interliant Inc.                                       4,100              410
(1) Internap Network Services Corp.                      10,300            2,369
(1) Internet Security Systems Inc.                        3,224           42,299
(1) Intertrust Technologies Corp.                         6,000           18,060
(1) Interwoven Inc.                                       6,200           18,910
(1) Intraware Inc.                                        2,300            2,300
(1) Intrusion.com Inc.                                    2,128            2,022
(1) ION Networks Inc.                                       800              304
(1) ITXC Corp.                                            3,600           18,756
(1) Juniper Networks Inc.                                20,200          114,130
(1) Jupiter Media Metrix Inc.                             7,751            1,783
(1) Keynote Systems Inc.                                  2,800           20,496
(1) Kronos Inc.                                           1,282           39,087
(1) Larscom Inc. "A"                                      2,700            1,836
(1) Level 8 Systems Inc.                                  2,797            1,343
(1) Lexar Media Inc.                                      4,300           18,361
(1) Liberate Technologies                                 6,400           16,890
(1) LookSmart Ltd.                                        5,000            9,800
(1) Manhattan Associates Inc.                             1,961           63,066
(1) MapInfo Corp.                                           922            8,390
(1) Marimba Inc.                                          2,100            3,150
(1) Maxtor Corp.                                         14,233           64,333
(1) McDATA Corp. "A"                                      6,934           61,089
(1) Media 100 Inc.                                        1,360            2,448
(1) Mentor Graphics Corp.                                 3,740           53,183
(1) MICROS Systems Inc.                                   1,421           39,376
(1) Micros-To-Mainframes Inc.                             1,000            1,550
(1) MicroStrategy Inc.                                    2,160            1,080
(1) Mitek Systems Inc.                                    3,300            4,290
(1) Mobius Management Systems Inc.                        1,756            5,707
(1) MTI Technology Corp.                                  3,350            2,244
    MTS Systems Corp.                                     4,285           53,777
(1) Multex.com Inc.                                       1,714            6,993
(1) National Instruments Corp.                            3,709          120,765
(1) Navidec Inc.                                          4,300            1,161
(1) NaviSite Inc.                                         4,300              645
(1) Net Perceptions Inc.                                  3,000            3,330
(1) NetScout Systems Inc.                                 2,500           17,050
(1) Netsmart Technologies Inc.                            2,200            5,498
(1) Novadigm Inc.                                         1,945           14,140
(1) Nuance Communications Inc.                            2,329            9,735
(1) NYFIX Inc.                                            1,983           16,855
(1) Odetics Inc. "A"                                      1,335            2,216

                                       140

SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) On2.com Inc.                                          2,100    $         483
(1) OneSource Information Services Inc.                   2,900           19,430
(1) ONYX Software Corp.                                   2,900            9,802
(1) Packeteer Inc.                                        3,800           16,796
(1) PEC Solutions Inc.                                    2,800           66,976
(1) Pegasus Solutions Inc.                                2,005           35,087
(1) Performance Technologies Inc.                         1,587           10,522
(1) Perot Systems Corp. "A"                               6,811           74,172
(1) Phoenix Technologies Ltd.                             1,569           15,690
(1) Portal Software Inc.                                 11,200            8,400
(1) Primus Knowledge Solutions Inc.                       2,500            1,999
(1) ProBusiness Services Inc.                             1,516           22,087
(1) Progress Software Corp.                               1,928           28,455
(1) QAD Inc.                                              2,989            8,519
(1) Quantum Corp.                                         9,760           40,992
(1) Quest Software Inc.                                   5,800           84,274
(1) Radiant Systems Inc.                                  2,038           26,555
(1) RadiSys Corp.                                         1,563           18,178
(1) Radview Software Ltd.                                 2,092              523
(1) Rainbow Technologies Inc.                             2,864           14,091
(1) Read-Rite Corp.                                       7,300            3,504
(1) Red Hat Inc.                                         10,000           58,700
(1) Redback Networks Inc.                                 9,200           16,468
(1) Retek Inc.                                            3,155           76,666
(1) Riverstone Networks Inc.                              7,510           23,506
(1) RSA Security Inc.                                     3,093           14,877
(1) RWD Technologies Inc.                                 1,550            3,441
(1) Safeguard Scientifics Inc.                            7,939           15,878
(1) Sagent Technology Inc.                                2,400            1,601
(1) Sanchez Computer Associates Inc.                      2,362           10,535
(1) SanDisk Corp.                                         3,778           46,847
(1) Scientific Learning Corp.                             3,800            5,130
(1) SCM Microsystems Inc.                                 2,988           39,979
(1) ScreamingMedia Inc.                                   3,770            5,919
(1) Secure Computing Corp.                                2,230           16,836
(1) SEEC Inc.                                             2,300            2,691
    SEI Investment Co.                                    6,888          194,035
(1) Silicon Storage Technology Inc.                       5,987           46,699
(1) SilverStream Software Inc.                            5,500           49,170
(1) SmartDisk Corp.                                       1,900              532
(1) SmartServ Online Inc.                                 7,000            7,000
(1) Socket Communications Inc.                            2,600            2,626
(1) Sonic Foundry Inc.                                    2,400            3,024
(1) SONICblue Inc.                                        5,029            5,180
(1) SonicWALL Inc.                                        4,200           21,084
(1) SPEEDUS.COM Inc.                                      3,600            3,204
(1) SportsLine.com Inc.                                   3,955            4,074
(1) SS&C Technologies Inc.                                4,739           66,488
(1) StarBase Corp.                                        3,706              779
(1) Storage Technology Corp.                              8,066          128,814
(1) StorageNetworks Inc.                                  2,316            4,560
(1) Stratasys Inc.                                        2,400           18,096
(1) Stratos Lightwave Inc.                                7,009           11,214
(1) SunGard Data Systems Inc.                            16,808          445,076
(1) Sykes Enterprises Inc.                                2,159           16,601
    Synaptics Inc.                                          600            4,524
(1) Synopsys Inc.                                         6,218          340,809
(1) Syntel Inc.                                           3,108           38,415
(1) T/R Systems Inc.                                      3,632            4,213
(1) Take-Two Interactive Software Inc.                    2,620           53,946
(1) Tanning Technology Corp.                              1,800    $       1,980
(1) Technology Solutions Co.                              3,925            5,024
(1) Teknowledge Corp.                                       700            1,085
(1) TenFold Corp.                                         2,000              740
(1) THQ Inc.                                              3,161           94,246
(1) 3Com Corp.                                           22,888          100,707
(1) 3D Systems Corp.                                      2,317           28,267
(1) Tidel Technologies Inc.                               1,200              577
(1) Tier Technologies Inc. "B"                            1,884           33,573
(1) TransAct Technologies Inc.                            3,700           18,056
(1) Tricord Systems Inc.                                  2,200              440
(1) Tumbleweed Communications Corp.                       2,204            4,077
(1) Turnstone Systems Inc.                                7,062           30,578
(1) Ultimate Software Group Inc.                          2,485            8,176
(1) USDATA Corp.                                            660              257
(1) VeriSign Inc.                                        14,720          105,837
(1) Verity Inc.                                           2,268           25,152
(1) Versant Corp.                                         3,800            2,850
(1) Verso Technologies Inc.                               2,283            1,141
(1) Vertel Corp.                                          2,100              252
(1) Vialink Co. (The)                                     2,188              263
(1) Viant Corp.                                           3,000            3,660
(1) Vitria Technology Inc.                                9,200            8,832
(1) Walker Interactive Systems                            1,028            1,244
(1) WatchGuard Technologies Inc.                          2,200           11,308
(1) Wave Systems Corp. "A"                                3,069            4,389
(1) Webb Interactive Services                             1,672              669
(1) Western Digital Corp.                                10,771           35,006
(1) Xanser Corp.                                          2,200            4,004
(1) Xybernaut Corp.                                       5,065            2,786
(1) Zamba Corp.                                           2,800              616
                                                                   -------------
                                                                       7,274,750
                                                                   -------------
COSMETICS/PERSONAL CARE--0.17%
    Estee Lauder Companies Inc. "A"                       7,178          252,666
                                                                   -------------
                                                                         252,666
                                                                   -------------
DISTRIBUTION/WHOLESALE--0.72%
(1) Advanced Energy Industries Inc.                       1,793           39,769
    Advanced Marketing Services Inc.                      1,449           26,517
(1) Bell Microproducts Inc.                               2,292           18,451
    Brightpoint Inc.                                        778            1,983
    CellStar Corp.                                          587            1,902
(1) Daisytek International Corp.                          2,166           36,735
    Fastenal Co.                                          4,594          176,915
(1) First Aviation Services Inc.                          2,400           11,400
(1) Handleman Co.                                         3,314           48,053
    Hughes Supply Inc.                                    1,672           75,073
(1) Ingram Micro Inc. "A"                                10,364          142,505
(1) Keystone Automotive Industries Inc.                   3,486           67,102
    Nitches Inc.                                          1,900           11,476
(1) NuCo2 Inc.                                            2,522           35,308
    Owens & Minor Inc.                                    2,557           50,526
(1) SCP Pool Corp.                                        2,165           60,100
(1) Tech Data Corp.                                       3,574          135,276
    TIMCO Aviation Services Inc.                            215              312
(1) United Stationers Inc.                                2,246           68,278
(1) US-China Industrial Exchange Inc.                     1,100           11,715
    Watsco Inc.                                           3,306           60,334
(1) WESCO International Inc.                              3,100           19,530
                                                                   -------------
                                                                       1,099,260
                                                                   -------------

                                       141
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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.94%
    Advanta Corp. "A"                                     2,893    $      31,418
(1) Affiliated Managers Group Inc.                        1,684          103,566
(1) Alleghany Corp.                                         340           64,940
    Allied Capital Corp.                                  5,739          129,988
    American Capital Strategies Ltd.                      2,007           55,132
(1) AmeriCredit Corp.                                     5,503          154,359
(1) Ameritrade Holding Corp. "A"                         11,359           52,251
(1) Ampal-American Israel Corp. "A"                       2,783           10,072
(1) BlackRock Inc.                                        1,300           57,590
    Capitol Federal Financial                             4,700          122,576
(1) CompuCredit Corp.                                     2,500           17,600
(1) Digital Insight Corp.                                 2,589           42,589
    Doral Financial Corp.                                 2,908           97,098
(1) DVI Inc.                                              1,919           37,037
(1) E*TRADE Group Inc.                                   22,308          121,802
    Eaton Vance Corp.                                     4,316          134,659
    Edwards (A.G.) Inc.                                   5,112          198,703
(1) E-LOAN Inc.                                           4,300            4,730
(1) Equitex Inc.                                          6,339            3,169
(1) Factual Data Corp.                                      900           10,260
    Federated Investors Inc. "B"                          6,990          241,644
(1) Financial Federal Corp.                               1,665           55,111
(1) Forrester Research Inc.                               1,166           22,619
(1) Friedman Billings Ramsey Group Inc. "A"               2,455           31,252
(1) Gabelli Asset Management Inc. "A"                       800           29,200
    Goldman Sachs Group Inc.                             11,574          848,953
(1) Greg Manning Auctions Inc.                            1,400            2,030
(1) HPSC Inc.                                             2,200           20,350
(1) Instinet Group Inc.                                   2,582           16,835
(1) Investment Technology Group Inc.                      3,231          105,654
    Jeffries Group Inc.                                   1,440           60,624
    John Nuveen Co. "A"                                   6,706          172,344
(1) Kent Financial Services Inc.                          1,000            3,700
(1) Kirlin Holding Corp.                                  4,000            4,160
(1) Knight Trading Group Inc.                             7,490           39,248
(1) LaBranche & Co. Inc.                                  4,000           91,600
    Legg Mason Inc.                                       4,797          236,684
(1) M.H. Meyerson & Co. Inc.                              3,900            1,521
(1) Matrix Bancorp Inc.                                   1,947           21,808
(1) MemberWorks Inc.                                      1,498           27,758
    Metris Companies Inc.                                 3,983           33,099
(1) National Processing Inc.                              4,265          110,037
(1) NCO Group Inc.                                        1,960           42,689
    Neuberger Berman Inc.                                 4,500          164,700
(1) New Century Equity Holdings Corp.                     3,028            1,363
(1) Online Resources & Communications Corp.               1,400            4,480
    PayPal Inc.                                             230            4,646
(1) Phoenix Companies Inc.                                6,993          128,322
    Raymond James Financial Inc.                          2,566           73,054
    Resource America Inc. "A"                             2,574           27,130
(1) S1 Corp.                                              4,503           33,277
(1) Siebert Financial Corp.                               2,939           10,551
(1) SoftNet Systems Inc.                                  3,518            6,473
(1) SoundView Technology Group Inc.                       4,800            8,160
(1) StarTek Inc.                                          1,989    $      53,186
    Student Loan Corp.                                    1,094           90,627
    SWS Group Inc.                                        1,601           31,412
    Waddell & Reed Financial Inc. "A"                     5,155          118,153
(1) WFS Financial Inc.                                    2,248           61,618
                                                                   -------------
                                                                       4,485,611
                                                                   -------------
ELECTRIC--2.12%
    ALLETE Inc.                                           4,226          114,525
    Alliant Energy Corp.                                  4,851          124,671
    Avista Corp.                                          3,199           44,146
    Black Hills Corp.                                     1,765           61,087
    CH Energy Group Inc.                                  1,356           66,783
    Cleco Corp.                                           3,212           70,343
    Conectiv                                              5,404          139,477
    DPL Inc.                                              8,404          222,286
    DQE Inc.                                              2,478           34,692
(1) El Paso Electric Co.                                  3,496           48,420
    Empire District Electric Co. (The)                    1,961           40,200
    Energy East Corp.                                     8,042          181,749
    Great Plains Energy Inc.                              2,969           60,419
    Green Mountain Power Corp.                            2,136           38,790
    Hawaiian Electric Industries Inc.                     1,234           52,507
    IDACORP Inc.                                          1,982           54,901
    Madison Gas & Electric Co.                            5,619          156,489
    MDU Resources Group Inc.                              4,272          112,311
    Northeast Utilities                                  10,402          195,662
    NorthWestern Corp.                                    2,128           36,070
    NSTAR                                                 3,122          139,803
    OGE Energy Corp.                                      3,813           87,165
    Otter Tail Corp.                                      1,960           61,779
(1) Plug Power Inc.                                       2,600           20,566
    PNM Resources Inc.                                    2,469           59,750
    Potomac Electric Power Co.                            7,803          167,608
    Puget Energy Inc.                                     6,183          127,679
    RGS Energy Group Inc.                                 1,897           74,362
    SCANA Corp.                                           6,592          203,495
    Sierra Pacific Resources                              5,187           40,459
    UIL Holdings Corp.                                      441           24,017
    UniSource Energy Corp.                                3,142           58,441
    Westar Energy Inc.                                    4,046           62,106
    Wisconsin Energy Corp.                                7,457          188,438
    WPS Resources Corp.                                   1,687           68,880
                                                                   -------------
                                                                       3,240,076
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.26%
(1) Active Power Inc.                                     2,186            7,891
    C&D Technologies Inc.                                 1,414           25,480
(1) Capstone Turbine Corp.                                4,900            8,134
(1) Energizer Holdings Inc.                               6,061          166,193
    GrafTech International Ltd.                           2,812           34,588
    Hubbell Inc. "B"                                      2,942          100,469
(1) ISCO International Inc.                               4,000            2,000
(1) Medis Technologies Ltd.                               1,067            8,439
(1) Proton Energy Systems Inc.                            2,100            6,741
(1) Superconductor Technologies Inc.                      3,200            5,280
(1) Wilson Greatbatch Technologies Inc.                   1,300           33,124
                                                                   -------------
                                                                         398,339
                                                                   -------------
ELECTRONICS--2.90%
(1) Actel Corp.                                           2,137           44,920
(1) ADE Corp.                                             1,586           18,160
(1) Aeroflex Inc.                                         3,466           24,089

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) Alpha Technologies Group Inc.                         2,496    $       4,493
(1) Alpine Group (The) Inc.                               1,396            1,605
(1) American Superconductor Corp.                         1,366            7,458
    AMETEK Inc.                                           2,034           75,766
(1) Amphenol Corp. "A"                                    2,898          104,328
    Analogic Corp.                                          966           47,498
(1) Andrea Electronics Corp.                              2,596            1,506
(1) Arrow Electronics Inc.                                6,178          128,193
(1) Artesyn Technologies Inc.                             2,290           14,841
(1) AstroPower Inc.                                       2,400           47,136
(1) ATMI Inc.                                             1,590           35,568
(1) Ault Inc.                                             2,400           10,704
    Avnet Inc.                                            7,224          158,856
    AVX Corp.                                            11,542          188,481
    Barnes Group Inc.                                     1,790           40,991
(1) Bel Fuse Inc. "A"                                     1,091           24,875
    Belden Inc.                                           1,088           22,674
(1) Benchmark Electronics Inc.                            1,419           41,151
(1) Blonder Tongue Laboratories Inc.                      4,570           12,110
    Brady Corp. "A"                                       1,207           42,245
(1) Cable Design Technologies Corp.                       2,643           27,091
(1) California Amplifier Inc.                             1,100            5,225
(1) Caliper Technologies Corp.                            1,734           14,479
(1) Catalyst Semiconductor Inc.                           3,300            8,745
(1) Checkpoint Systems Inc.                               2,497           29,215
(1) Chromatics Color Sciences                             6,668              100
(1) Coherent Inc.                                         2,160           63,804
(1) Concord Camera Corp.                                  6,302           32,146
    CTS Corp.                                             1,216           14,641
    Cubic Corp.                                           3,984           94,421
(1) Cymer Inc.                                            2,013           70,536
(1) Daktronics Inc.                                       3,600           35,424
(1) DDi Corp.                                             2,360            2,358
(1) Dionex Corp.                                            893           23,923
(1) DuPont Photomasks Inc.                                1,284           41,704
    EDO Corp.                                             2,396           68,286
(1) Electric Fuel Corp.                                   2,539            2,335
(1) Electro Scientific Industries Inc.                    1,118           27,167
(1) Energy Conversion Devices Inc.                        1,563           24,523
(1) ESS Technology Inc.                                   3,518           61,706
(1) Evans & Sutherland Computer Corp.                     3,765           29,179
(1) Exar Corp.                                            2,028           39,992
(1) Excel Technology Inc.                                 1,006           21,126
(1) Fairchild Semiconductor International Corp. "A"       6,300          153,090
(1) FEI Co.                                               1,869           45,809
(1) Fisher Scientific International Inc.                  3,191           89,348
    Frequency Electronics Inc.                            1,643           14,787
(1) FSI International Inc.                                2,428           18,137
(1) FuelCell Energy Inc.                                  2,800           28,812
    General Cable Corp.                                   2,647           16,676
(1) Gentex Corp.                                          4,318          118,615
(1) Genus Inc.                                            1,400            2,702
(1) HEI Inc.                                              2,100           16,170
    Helix Technology Corp.                                1,597           32,898
(1) hi/fn inc.                                            1,039            6,234
(1) Hutchinson Technology Inc.                            2,299           35,956
(1) Ibis Technology Corp.                                   705    $       4,568
(1) ImageX.com Inc.                                       2,100              945
(1) Innovex Inc.                                          3,844           15,261
(1) Interlink Electronics Inc.                            3,850           17,517
(1) inTEST Corp.                                          1,900           12,673
(1) Invision Technologies Inc.                            1,939           46,846
(1) JMAR Technologies Inc.                                2,400            4,656
(1) JNI Corp.                                             3,600           12,600
(1) KEMET Corp.                                           5,608          100,159
(1) Lifeline Systems Inc.                                 1,214           31,977
(1) Littelfuse Inc.                                       1,208           27,941
(1) Lowrance Electronics Inc.                             2,700           15,765
(1) Mackie Designs Inc.                                   2,661           10,085
(1) Mattson Technology Inc.                               1,653            7,637
(1) Maxwell Technologies Inc.                               613            5,345
(1) Meade Instruments Corp.                               3,280           18,598
(1) Mechanical Technology Inc.                            1,914            2,067
(1) MedicaLogic/Medscape Inc.                             5,227            1,307
(1) Mercury Computer Systems Inc.                         1,744           36,101
(1) Mesa Laboratories Inc.                                2,400           14,496
    Methode Electronics Inc. "A"                          2,190           27,966
(1) Micrel Inc.                                           5,568           80,068
(1) Micro Linear Corp.                                      810            3,037
(1) Microsemi Corp.                                       2,034           13,424
(1) MIPS Technologies Inc. "A"                            2,467           15,221
(1) MKS Instruments Inc.                                  2,385           47,867
(1) Molecular Devices Corp.                               1,818           32,360
(1) Nu Horizons Electronics Corp.                         2,415           20,020
(1) Oak Technology Inc.                                   4,600           20,838
    Oilgear Co. (The)                                     1,800           11,160
(1) OPTi Inc.                                             2,083            2,979
    Orbit International Corp.                             3,600           16,920
(1) OSI Systems Inc.                                      1,734           34,385
(1) OYO Geospace Corp.                                    1,100           11,011
(1) PCD Inc.                                              3,210            1,765
(1) Photon Dynamics Inc.                                  1,200           36,000
(1) Photronics Inc.                                       2,147           40,664
    Pioneer-Standard Electronics Inc.                     2,671           27,752
(1) PLX Technology Inc.                                   2,100            8,925
(1) Power Integrations Inc.                               1,812           32,433
(1) QuickLogic Corp.                                      2,100            7,623
(1) Ramtron International Corp.                           3,840            8,141
(1) Rayovac Corp.                                         2,929           54,274
(1) Recoton Corp.                                         1,631            4,208
(1) REMEC Inc.                                            3,501           19,641
(1) Reptron Electronics Inc.                              3,600            5,940
(1) Research Frontiers Inc.                               1,504           22,351
(1) Robotic Vision Systems Inc.                           2,513            2,312
(1) Rudolph Technologies Inc.                             1,317           32,833
(1) SBS Technologies Inc.                                 1,930           23,641
(1) Semtech Corp.                                         4,436          118,441
(1) Sensar Corp.                                          2,000              520
(1) Silicon Image Inc.                                    5,000           30,600
(1) Siliconix Inc.                                        1,401           38,808
(1) Sipex Corp.                                           2,060           10,071
    SLI Inc.                                              2,799            1,120
(1) Spectrum Control Inc.                                 2,390           14,459
(1) Spire Corp.                                           5,000           15,100
    Taser International Inc.                                500            6,000
    Tech/Ops Sevcon Inc.                                  1,439           11,800
    Technitrol Inc.                                       1,846           43,012
(1) Therma-Wave Inc.                                      1,515           17,256
(1) Three-Five Systems Inc.                               1,445           16,473
    Trans-Lux Corp.                                       1,400            8,050
(1) Trimble Navigation Ltd.                               1,915           29,682

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) Triumph Group Inc.                                    1,015    $      45,269
(1) Tvia Inc.                                             2,220            2,264
(1) Ultrak Inc.                                             542              759
(1) Universal Display Corp.                               2,700           22,410
(1) Universal Electronics Inc.                            1,278           19,119
(1) Valence Technology Inc.                               3,746            5,169
(1) Varian Inc.                                           1,930           63,593
    Verisity Ltd.                                           700           12,138
(1) Vicor Corp.                                           2,475           17,300
(1) Vishay Intertechnology Inc.                           9,064          199,408
    Watts Industries Inc. "A"                             2,401           47,660
    Woodhead Industries Inc.                              1,806           30,955
    Woodward Governor Co.                                   816           48,242
    X-Rite Inc.                                           3,781           32,517
(1) Zoran Corp.                                           2,058           47,149
(1) Zygo Corp.                                              911            7,334
                                                                   -------------
                                                                       4,429,989
                                                                   -------------
ENERGY & RELATED--0.01%
(1) H Power Corp.                                         3,940            3,743
(1) Millennium Cell Inc.                                  3,400           10,540
(1) Syntroleum Corp.                                      2,492            7,177
                                                                   -------------
                                                                          21,460
                                                                   -------------
ENGINEERING & CONSTRUCTION--0.11%
    Granite Construction Inc.                             2,254           57,026
(1) Jacobs Engineering Group Inc.                         3,086          107,331
(1) UNIFAB International Inc.                             3,300              924
                                                                   -------------
                                                                         165,281
                                                                   -------------
ENTERTAINMENT--1.03%
(1) AMC Entertainment Inc.                                3,050           43,310
(1) Ameristar Casinos Inc.                                3,800          110,428
(1) Argosy Gaming Co.                                     1,703           48,365
(1) barnesandnoble.com Inc.                               2,900            2,726
(1) Championship Auto Racing Teams Inc.                   1,178           11,603
    Churchill Downs Inc.                                  1,277           51,501
    Dover Downs Gaming & Entertainment Inc.               2,303           29,478
    Dover Motorsports Inc.                                3,290           18,753
(1) Expedia Inc. "A"                                      1,245           73,816
(1) Gaylord Entertainment Co. "A"                         1,267           27,937
(1) GTECH Holdings Corp.                                  3,692           94,294
(1) Hollywood Casino Corp. "A"                            4,100           44,280
(1) Hollywood Entertainment Corp.                         3,393           70,167
(1) Image Entertainment Inc.                                599              994
    International Speedway Corp. "A"                      3,538          141,874
(1) Isle of Capri Casinos Inc.                            1,700           34,425
(1) Macrovision Corp.                                     3,060           40,117
(1) Metro-Goldwyn-Mayer Inc.                             15,040          175,968
    NetFlix Inc.                                            395            5,526
(1) Penn National Gaming Inc.                             4,686           85,051
(1) Pinnacle Entertainment Inc.                           1,651           17,550
    Regal Entertainment Group "A"                         1,265           29,500
(1) Six Flags Inc.                                        6,474           93,549
(1) Speedway Motorsports Inc.                             2,656           67,542
(1) Steinway Musical Instruments Inc.                     1,325           28,355
(1) Ticketmaster "B"                                      7,113          133,084
(1) Vail Resorts Inc.                                     2,910           49,761
(1) World Wrestling Federation Entertainment Inc.         1,900    $      27,740
(1) Zomax Inc.                                            2,356            9,188
                                                                   -------------
                                                                       1,566,882
                                                                   -------------
ENVIRONMENTAL CONTROL--0.39%
(1) Catalytica Energy Systems Inc.                        1,705            5,388
(1) Duratek Inc.                                          2,430           17,253
(1) IMCO Recycling Inc.                                   5,713           56,273
(1) Ionics Inc.                                             920           22,310
(1) Layne Christensen Co.                                 6,420           59,385
    Mine Safety Appliances Co.                              963           38,520
(1) MPM Technologies Inc.                                 1,900            2,033
(1) Republic Services Inc. "A"                           11,167          212,955
(1) Stericycle Inc.                                       2,800           99,148
(1) Tetra Tech Inc.                                       2,746           40,366
(1) U S Liquids Inc.                                      5,654           16,679
(1) Waste Holdings Inc.                                   2,593           18,488
                                                                   -------------
                                                                         588,798
                                                                   -------------
FOOD--2.96%
(1) American Italian Pasta Co. "A"                        1,309           66,746
    Andersons Inc.                                        2,101           28,574
    Applebee's International Inc.                         3,921           89,987
(1) Arden Group Inc. "A"                                    520           31,205
    Bridgeford Food Corp.                                 1,119           14,849
(1) CEC Entertainment Inc.                                1,809           74,712
(1) Cheesecake Factory (The)                              2,974          105,518
    Chiquita Brands International Inc.                    4,900           87,759
    Corn Products International Inc.                      2,003           62,333
(1) Dean Foods Co.                                        5,012          186,948
(1) Del Monte Foods Co.                                   3,796           44,793
    Dole Food Co.                                         2,850           82,222
    Dreyer's Grand Ice Cream Inc.                         2,121          145,501
    Fleming Companies Inc.                                2,911           52,835
(1) Flowers Foods Inc.                                    1,729           44,695
    Fresh Brands Inc.                                     3,742           63,277
(1) Fresh Del Monte Produce Inc.                          2,629           65,725
(1) Gardenburger Inc.                                     3,019            2,264
(1) Green Mountain Coffee Inc.                            1,000           21,210
(1) Hain Celestial Group Inc.                             2,289           42,346
    Hormel Foods Corp.                                    8,986          215,125
(1) IHOP Corp.                                            1,282           37,755
    Interstate Bakeries Corp.                             2,520           72,778
(1) Jack in the Box Inc.                                  1,951           62,042
    Kraft Foods Inc.                                     16,781          687,182
    Lance Inc.                                            2,741           39,964
(1) M&F Worldwide Corp.                                   1,561            5,932
    McCormick & Co. Inc.                                  8,304          213,828
(1) P.F. Chang's China Bistro Inc.                        1,906           59,887
(1) Panera Bread Co. "A"                                  3,800          130,986
(1) Papa John's International Inc.                        1,521           50,786
    Paradise Inc.                                           400            7,700
(1) Pathmark Stores Inc.                                  1,900           35,739
(1) Performance Food Group Co.                            2,324           78,691
(1) Ralcorp Holdings Inc.                                 2,028           63,375
(1) Rare Hospitality International Inc.                   1,967           52,952
    Ruddick Corp.                                         2,487           42,180
(1) Schlotzsky's Inc.                                       972            4,131
    Seaboard Corp.                                          166           41,243

                                       144

SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
    Sensient Technologies Corp.                           2,590    $      58,948
(1) Smithfield Foods Inc.                                 6,558          121,651
    Smucker (J.M.) Co. (The)                              3,874          132,220
(1) Sonic Corp.                                           2,739           86,032
(1) SonomaWest Holdings Inc.                              3,400           23,800
(1) Tejon Ranch Co.                                       1,368           44,597
    Tootsie Roll Industries Inc.                          3,443          132,762
    Tyson Foods Inc. "A"                                 22,989          356,559
(1) United Heritage Corp.                                 6,360            5,533
(1) United Natural Foods Inc.                             1,913           37,303
    Weis Markets Inc.                                     3,068          112,749
(1) Whole Foods Market Inc.                               3,158          152,279
(1) Wild Oats Markets Inc.                                1,876           30,204
                                                                   -------------
                                                                       4,510,412
                                                                   -------------
FOREST PRODUCTS & PAPER--0.31%
    American Woodmark Corp.                                 800           44,904
    Bowater Inc.                                          3,415          185,674
(1) Buckeye Technologies Inc.                             2,502           24,520
    Caraustar Industries Inc.                             3,220           40,186
    Chesapeake Corp.                                      1,159           30,516
(1) Fibermark Inc.                                        1,686           14,331
    Glatfelter Co.                                        3,481           65,443
    Pope & Talbot Inc.                                    1,397           26,166
    Wausau-Mosinee Paper Corp.                            3,433           41,368
                                                                   -------------
                                                                         473,108
                                                                   -------------
GAS--0.24%
    AGL Resources Inc.                                    2,957           68,602
    NUI Corp.                                             1,366           37,565
    ONEOK Inc.                                            3,720           81,654
    UGI Corp.                                             1,170           37,370
    Vectren Corp.                                         3,387           85,014
    WGL Holdings Inc.                                     2,044           52,940
                                                                   -------------
                                                                         363,145
                                                                   -------------
HAND/MACHINE TOOLS--0.34%
(1) Axsys Technologies Inc.                               1,179            9,338
    Baldor Electric Co.                                   1,856           46,771
    Franklin Electric Co. Inc.                              700           32,949
    Kennametal Inc.                                       1,536           56,218
(1) Powell Industries Inc.                                2,091           50,707
    Regal-Beloit Corp.                                    1,935           47,040
(1) SPX Corp.                                             2,376          279,180
                                                                   -------------
                                                                         522,203
                                                                   -------------
HEALTH CARE--5.67%
(1) ABIOMED Inc.                                          1,772           15,025
(1) Accredo Health Inc.                                   1,625           74,977
(1) Advanced Tissue Sciences Inc.                         3,800            5,472
(1) Alliance Imaging Inc.                                 2,859           38,596
(1) Alliance Pharmaceutical Corp.                           640              992
(1) American Medical Systems Holdings Inc.                3,000           60,180
(1) AmeriPath Inc.                                        1,673           40,152
(1) Anthem Inc.                                           5,988          404,070
(1) Apogent Technologies Inc.                             6,318          129,961
(1) Apria Healthcare Group Inc.                           3,516           78,758
(1) Aradigm Corp.                                         2,248            9,808
    Arrow International Inc.                              1,139           44,478
(1) ArthroCare Corp.                                      1,560           20,062
(1) AVAX Technologies Inc.                                2,900            1,218
(1) Avigen Inc.                                           1,500    $      14,115
    Beckman Coulter Inc.                                  4,458          222,454
    Bei Technologies Inc.                                   900           10,305
(1) BioMarin Pharmaceutical Inc.                          4,800           25,051
(1) Bio-Rad Laboratories Inc. "A"                         2,116           96,299
(1) Bioreliance Corp.                                     2,049           50,815
(1) Biosite Inc.                                            977           27,503
(1) BriteSmile Inc.                                       6,500           15,405
(1) Bruker Daltonics Inc.                                 3,335           13,173
(1) CardioDynamics International Corp.                    2,800           10,416
(1) CardioGenesis Corp.                                   2,404            2,380
(1) Cerner Corp.                                          2,467          117,997
(1) Cerus Corp.                                           1,347           45,636
(1) ChromaVision Medical Systems Inc.                     3,736            6,687
(1) Closure Medical Corp.                                 1,294           18,116
(1) Cobalt Corp.                                            700           15,960
(1) Colorado Medtech Inc.                                 1,974            4,935
(1) Community Health Systems Inc.                         5,900          158,120
(1) Computer Motion Inc.                                  1,959            1,450
(1) CONMED Corp.                                          2,515           56,160
    Cooper Companies Inc.                                 1,367           64,386
(1) Covance Inc.                                          3,805           71,344
(1) Coventry Health Care Inc.                             4,132          117,431
    CTI Molecular Imaging Inc.                            1,090           25,005
(1) Cyber-Care Inc.                                       5,200              780
(1) Cyberonics Inc.                                       1,143           14,995
(1) Cygnus Inc.                                           2,359            4,765
(1) Cytyc Corp.                                           7,458           56,830
    Datascope Corp.                                         978           27,032
(1) DaVita Inc.                                           5,721          136,160
    Diagnostic Products Corp.                             1,634           60,458
(1) Diametrics Medical Inc.                               3,462           12,740
(1) DIANON Systems Inc.                                     600           32,052
(1) Dynacq International Inc.                             2,800           39,452
(1) Edwards Lifesciences Corp.                            3,700           85,840
(1) Enzo Biochem Inc.                                     1,882           26,969
(1) Enzon Inc.                                            3,684           90,663
(1) Epimmune Inc.                                         2,000            3,380
(1) Express Scripts Inc. "A"                              4,908          245,940
(1) Flir Systems Inc.                                     1,000           41,970
    Genesis Health Ventures Inc.                          1,600           32,144
(1) Haemonetics Corp.                                     1,692           49,406
(1) Hanger Orthopedic Group Inc.                          1,139           17,301
(1) Health Net Inc.                                       7,267          194,538
(1) Healthtronics Inc.                                    2,400           41,976
    Hillenbrand Industries Inc.                           3,795          213,089
(1) Hologic Inc.                                          2,693           38,968
    Hooper Holmes Inc.                                    3,918           31,344
(1) IDEXX Laboratories Inc.                               1,329           34,275
(1) IGEN International Inc.                               1,785           56,227
(1) I-many Inc.                                           1,903            5,231
    Immtech International Inc.                            3,600           18,180
(1) Impath Inc.                                           1,124           20,176
(1) INAMED Corp.                                          1,100           29,392
(1) Intermagnetics General Corp.                          1,020           20,604
(1) Interpore International                               2,927           28,304
    Invacare Corp.                                        1,337           49,469
(1) Isolyser Co. Inc.                                     2,500            6,375
(1) i-STAT Corp.                                          1,362            4,849
(1) Kensey Nash Corp.                                     1,733           28,075
    Kindred Healthcare Inc.                                 200            8,894
    Lab Holdings Inc.                                       651           16,919

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) Laboratory Corp. of America Holdings                  8,560    $     390,764
(1) Lasersight Inc.                                       1,588              191
(1) LifeCell Corp.                                          600            1,470
(1) LifePoint Hospitals Inc.                              2,300           83,513
(1) Lincare Holdings Inc.                                 6,608          213,438
(1) Luminex Corp.                                         2,140           16,071
(1) Magellan Health Services Inc.                         2,200            2,200
(1) Matria Healthcare Inc.                                1,160            9,535
(1) Med-Design Corp. (The)                                2,100           27,174
(1) Medwave Inc.                                          1,841            1,841
    Mentor Corp.                                          1,484           54,476
    Meridian Bioscience Inc.                              4,830           33,327
(1) Merit Medical Systems Inc.                            3,125           64,469
(1) Micro Therapeutics Inc.                               3,300           12,375
(1) Mid Atlantic Medical Services Inc.                    3,220          100,947
    Monarch Dental Corp.                                  3,800           13,224
(1) Novamed Eyecare Inc.                                  2,500            1,825
(1) Novavax Inc.                                          3,100           13,206
(1) Novoste Corp.                                         1,694            7,826
(1) Oakley Inc.                                           4,562           79,379
(1) Ocular Sciences Inc.                                  2,303           61,029
    Odyssey Healthcare Inc.                                 859           30,864
(1) OraSure Technologies Inc.                             2,701           17,556
(1) Ortec Inernational Inc.                               3,263            6,624
(1) Orthodontic Centers of America Inc.                   3,298           76,019
(1) Orthologic Corp.                                      3,033           16,772
(1) Osteotech Inc.                                        2,997           22,148
(1) Oxford Health Plans Inc.                              5,896          273,928
(1) PacifiCare Health Systems Inc. "A"                    2,236           60,819
(1) Palatin Technologies Inc.                             1,800            3,564
(1) Pediatrix Medical Group Inc.                          1,483           37,075
(1) PharmaNetics Inc.                                     2,400           11,904
(1) PolyMedica Corp.                                        800           20,432
(1) Possis Medical Inc.                                   2,556           31,564
(1) Prime Medical Service Inc.                            2,659           30,898
(1) Province Healthcare Co.                               3,552           79,423
(1) PSS World Medical Inc.                                7,148           57,899
    Psychemedics Corp.                                    2,416            7,224
(1) Quest Diagnostics Inc.                                5,772          496,681
(1) RehabCare Group Inc.                                  1,278           30,710
(1) Renal Care Group Inc.                                 2,813           87,625
(1) Res-Care Inc.                                         2,444           16,179
(1) ResMed Inc.                                           2,712           79,733
(1) Respironics Inc.                                      2,313           78,758
(1) Ribozyme Pharmaceuticals Inc.                         3,000            4,140
(1) SciQuest.com Inc.                                     3,205            2,407
(1) Select Medical Corp.                                  2,800           43,848
(1) Sola International Inc.                               2,813           32,349
(1) Specialty Laboratories Inc.                           1,300           10,920
(1) Spectranetics Corp.                                   3,055            6,171
(1) SPECTRASCIENCE Inc.                                   2,000            6,500
(1) Staar Surgical Co.                                    1,696            6,988
(1) Steris Corp.                                          4,554           87,027
(1) Sunrise Assisted Living Inc.                          1,950           52,260
(1) Syncor International Corp.                            1,182           37,233
(1) Techne Corp.                                          2,192           61,858
(1) Theragenics Corp.                                     2,984           25,155
    Therasense Inc.                                       6,500          120,055
(1) Thoratec Labs Corp.                                   3,876    $      34,845
(1) Triad Hospitals Inc.                                  4,424          187,489
(1) Trigon Healthcare Inc.                                2,492          250,645
(1) TriPath Imaging Inc.                                  3,479           15,203
(1) U.S. Physical Therapy Inc.                            2,600           52,806
(1) Unilab Corp.                                          1,772           48,535
(1) Universal Health Services Inc. "B"                    3,630          177,870
(1) Urologix Inc.                                         2,100           26,859
(1) US Oncology Inc.                                      4,023           33,512
(1) Valentis Inc.                                         3,876            5,194
(1) Varian Medical Systems Inc.                           5,060          205,183
    VCA Antech Inc.                                       2,214           34,450
(1) Ventana Medical Systems Inc.                          1,393           30,576
(1) VISX Inc.                                             4,020           43,818
    Vital Sign Inc.                                       1,269           45,874
(1) WebMD Corp.                                          23,096          130,030
    West Pharmaceutical Services Inc.                     1,171           37,577
    Wright Medical Group Inc.                             2,000           40,320
(1) Young Innovations Inc.                                1,354           29,409
(1) ZEVEX International Inc.                              1,200            3,240
(1) Zoll Medical Corp.                                      677           22,023
                                                                   -------------
                                                                       8,655,702
                                                                   -------------
HOLDING COMPANIES--DIVERSIFIED--4.13%
(1) Berkshire Hathaway Inc. "A"                              93        6,212,400
(1) Triarc Companies Inc.                                 1,708           47,141
    Walter Industries Inc.                                3,486           46,538
                                                                   -------------
                                                                       6,306,079
                                                                   -------------
HOME BUILDERS--1.12%
(1) AMREP Corporation                                       500            4,150
(1) Beazer Homes USA Inc.                                   731           58,480
(1) Champion Enterprises Inc.                             4,252           23,896
    Clayton Homes Inc.                                    8,105          128,059
    D.R. Horton Inc.                                      9,217          239,919
(1) Dominion Homes Inc.                                   1,300           26,299
    Fleetwood Enterprises Inc.                            3,500           30,450
    Lennar Corp.                                          3,850          235,620
    M.D.C. Holdings Inc.                                  1,655           86,060
(1) Monaco Coach Corp.                                    2,752           58,618
(1) NVR Inc.                                                481          155,363
(1) Palm Harbor Homes Inc.                                2,363           46,927
    Ryland Group Inc.                                     1,914           95,221
    Skyline Corp.                                         1,441           47,553
    Standard-Pacific Corp.                                2,326           81,596
    Technical Olympic USA Inc.                            1,914           30,375
    Thor Industries Inc.                                  1,446          103,042
(1) Toll Brothers Inc.                                    4,508          132,084
    WCI Communities Inc.                                  2,000           57,900
(1) William Lyon Homes Inc.                                 638           16,620
    Winnebago Industries Inc.                             1,220           53,680
                                                                   -------------
                                                                       1,711,912
                                                                   -------------
HOME FURNISHINGS--0.50%
(1) Applica Inc.                                          3,014           37,374
    Bassett Furniture Industries Inc.                     2,279           44,438
    Ethan Allen Interiors Inc.                            2,449           85,348
(1) Fedders Corp.                                         3,656            9,250
(1) Furniture Brands International Inc.                   3,320          100,430
    Harman International Industries Inc.                  1,782           87,763
    Kimball International Inc. "B"                        1,920           31,469
(1) Lazare Kaplan International Inc.                      2,279           16,295

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
    La-Z-Boy Inc.                                         3,606    $      90,943
    Libbey Inc.                                           1,373           46,819
    Movado Group Inc.                                     1,678           42,202
    Oneida Ltd.                                           1,947           37,285
(1) ParkerVision Inc.                                     1,320           25,318
(1) Polycom Inc.                                          5,848           70,118
    Rowe Furniture Corp.                                    499            1,447
(1) Royal Appliance Manufacturing Co.                     2,194           14,151
(1) Salton Inc.                                           1,283           18,411
                                                                   -------------
                                                                         759,061
                                                                   -------------
HOUSEHOLD PRODUCTS/WARES--0.82%
    Blyth Inc.                                            3,300          103,026
    Church & Dwight Co. Inc.                              2,224           69,678
    Dial Corp. (The)                                      6,317          126,466
(1) Enesco Group Inc.                                     7,002           61,197
    Ennis Business Forms Inc.                               980           12,789
(1) Fossil Inc.                                           4,206           86,475
    Harland (John H.) Co.                                 1,887           53,213
(1) Helen of Troy Ltd.                                    2,599           30,252
(1) Nashua Corp.                                          3,083           21,889
    National Presto Industries Inc.                       1,071           34,272
    Pennzoil-Quaker State Co.                             5,777          124,379
(1) Playtex Products Inc.                                 4,899           63,442
    Russ Berrie & Co. Inc.                                1,794           63,508
(1) Scotts Co. (The) "A"                                  1,835           83,309
    Standard Register Co. (The)                           2,728           93,270
    Toro Co.                                              1,275           72,471
    Wallace Computer Services Inc.                        2,335           50,202
(1) Yankee Candle Co. Inc. (The)                          3,500           94,815
                                                                   -------------
                                                                       1,244,653
                                                                   -------------
INSURANCE--5.16%
(1) Acceptance Insurance Companies Inc.                   3,741           15,338
    Alfa Corp.                                            3,856           45,115
    Allmerica Financial Corp.                             3,400          157,080
    American Financial Group Inc.                         3,732           89,195
(1) American Medical Security Group Inc.                    840           20,118
    American National Insurance Co.                       1,284          123,649
    AmerUs Group Co.                                      1,849           68,598
    Argonaut Group Inc.                                   2,775           59,440
    Baldwin & Lyons Inc. "B"                              1,513           34,542
    Berkley (W.R.) Corp.                                  1,685           92,675
    Brown & Brown Inc.                                    4,016          126,504
(1) CNA Financial Corp.                                  12,327          326,665
    CNA Surety Corp.                                      2,972           43,243
    Commerce Group Inc.                                   2,012           79,575
    Crawford & Co. "B"                                    3,782           30,634
(1) Danielson Holding Corp.                                 980            4,822
    Delphi Financial Group Inc. "A"                       1,248           54,101
    Donegal Group Inc. "B"                                  855            8,772
    EMC Insurance Group Inc.                                682           10,264
    Erie Indemnity Co. "A"                                4,499          182,254
    FBL Financial Group Inc. "A"                          2,105           46,626
    Fidelity National Financial Inc.                      5,647          178,445
    Financial Industries Corp.                            1,320           23,852
    First American Corp.                                  4,918          113,114
    Fremont General Corp.                                 3,527    $      14,743
(1) Gainsco Inc.                                            770               39
    Gallagher (Arthur J.) & Co.                           4,692          162,578
    Great American Financial Resources Inc.               2,609           50,354
    Harleysville Group Inc.                               2,703           74,927
    HCC Insurance Holdings Inc.                           3,153           83,082
(1) HealthExtras Inc.                                     3,729           18,906
    Hilb Rogal & Hamilton Co.                             2,094           94,753
    Horace Mann Educators Corp.                           2,702           50,446
    Independence Holding Co.                              1,069           23,881
    Kansas City Life Insurance Co.                        1,354           52,359
    LandAmerica Financial Group Inc.                      1,690           53,235
    Leucadia National Corp.                               3,182          100,742
(1) Markel Corp.                                            646          127,262
    Mercury General Corp.                                 3,749          181,826
    MONY Group Inc. (The)                                 2,893           98,391
    Nationwide Financial Services Inc.                    1,164           45,978
(1) Navigators Group Inc.                                 1,877           50,266
    Odyssey Re Holdings Corp.                             3,926           68,273
(1) Ohio Casualty Corp.                                   5,178          108,220
    Old Republic International Corp.                      7,200          226,800
(1) Philadelphia Consolidated Holding Corp.               1,645           74,584
(1) PICO Holdings Inc.                                    2,300           38,111
    PMA Capital Corp. "A"                                 2,309           48,835
    PMI Group Inc. (The)                                  5,470          208,954
    Presidential Life Corp.                               2,120           42,972
(1) Principal Financial Group Inc.                       21,100          654,100
(1) ProAssurance Corp.                                    3,295           57,992
    Protective Life Corp.                                 3,782          125,184
(1) Prudential Financial Inc.                            33,336        1,112,089
    Radian Group Inc.                                     5,382          262,911
    Reinsurance Group of America Inc.                     2,557           78,807
    RLI Corp.                                             1,164           59,364
    Selective Insurance Group Inc.                        1,963           55,612
    StanCorp Financial Group Inc.                         1,700           94,350
    State Auto Financial Corp.                            3,976           65,206
(1) Stewart Information Services Corp.                    2,478           50,923
    Transatlantic Holdings Inc.                           2,875          230,000
    Travelers Property Casualty Corp. "A"                12,784          226,277
(1) Triad Guaranty Inc.                                   1,298           56,502
    21st Century Insurance Group                          4,619           87,761
(1) UICI                                                  4,968          100,354
    United Fire & Casualty Co.                            1,251           47,263
    Unitrin Inc.                                          4,544          162,539
(1) Universal American Financial Corp.                    3,000           20,130
    Wesco Financial Corp.                                   418          126,069
    White Mountains Insurance Group Ltd.                    356          112,674
    Zenith National Insurance Corp.                       1,762           56,120
                                                                   -------------
                                                                       7,877,365
                                                                   -------------
IRON/STEEL--0.23%
    AK Steel Holding Corp.                                8,844          113,292

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
    Carpenter Technology Corp.                            1,180    $      33,996
    Gibraltar Steel Corp.                                 1,160           25,740
(1) National Steel Corp. B                                4,836              677
    Reliance Steel & Aluminum Co.                         1,537           46,878
    Ryerson Tull Inc.                                     2,942           34,215
(1) Shiloh Industries Inc.                                2,882            7,291
(1) Steel Dynamics Inc.                                   4,841           79,731
(1) Weirton Steel Corp.                                   2,700            2,187
(1) WHX Corp.                                             1,756            1,317
                                                                   -------------
                                                                         345,324
                                                                   -------------
LEISURE TIME--0.43%
(1) Ambassadors International Inc.                          965            9,708
(1) Bally Total Fitness Holding Corp.                     1,835           34,333
    Callaway Golf Co.                                     4,560           72,230
(1) Cannondale Corp.                                      3,074            7,316
    Hotels.com "A"                                        1,000           42,230
(1) K2 Inc.                                               1,082           11,090
    Nautilus Group Inc. (The)                             2,700           82,620
    Polaris Industries Inc.                               1,447           94,055
(1) Rawlings Sporting Goods Co.                           3,098           16,450
(1) ResortQuest International Inc.                        3,354           19,118
    Royal Caribbean Cruises Ltd.                         12,418          242,151
(1) WMS Industries Inc.                                   2,502           30,649
                                                                   -------------
                                                                         661,950
                                                                   -------------
LODGING--0.76%
(1) Aztar Corp.                                           2,668           55,494
(1) Boca Resorts Inc. "A"                                 2,661           35,258
(1) Boyd Gaming Corp.                                     6,380           91,872
(1) Choice Hotels International Inc.                      3,389           67,814
(1) Extended Stay America Inc.                            5,792           93,946
(1) International Leisure Hosts Ltd.                      2,400           12,600
(1) John Q Hammons Hotels Inc.                            2,600           15,990
(1) Mandalay Resort Group                                 4,156          114,581
    Marcus Corp.                                          2,495           41,542
(1) MGM MIRAGE                                            8,982          303,143
(1) Park Place Entertainment Corp.                       19,847          203,432
(1) Prime Hospitality Corp.                               3,038           39,464
(1) ShoLodge Inc.                                         1,700            6,970
    Sonesta International Hotels Corp.                      800            4,680
(1) Station Casinos Inc.                                  4,168           74,399
                                                                   -------------
                                                                       1,161,185
                                                                   -------------
MACHINERY--1.22%
(1) AGCO Corp.                                            3,663           71,428
    Albany International Corp. "A"                        2,107           56,699
    Applied Industrial Technologies Inc.                  1,369           26,695
(1) Astec Industries Inc.                                 1,643           26,436
(1) Asyst Technologies Inc.                               2,036           41,433
    Benthos Inc.                                          3,900           23,400
    Briggs & Stratton Corp.                                 700           26,838
    Brooks-PRI Automation Inc.                            2,536           64,820
(1) Cognex Corp.                                          2,291    $      45,935
    Donaldson Co. Inc.                                    2,664           93,347
(1) DT Industries Inc.                                    2,068            7,238
(1) Dycom Industries Inc.                                 3,314           38,741
(1) Electroglas Inc.                                      1,827           18,270
(1) Esterline Technologies Corp.                          1,575           35,752
(1) Flowserve Corp.                                       2,418           72,056
(1) Gardner Denver Inc.                                   1,793           35,860
(1) Gerber Scientific Inc.                                3,216           11,288
(1) Global Payment Technologies Inc.                      2,540           15,113
(1) Global Power Equipment Group Inc.                       440            4,356
    Graco Inc.                                            3,595           90,378
(1) Hurco Companies Inc.                                    600            1,326
    Idex Corp.                                            1,612           54,002
(1) Imation Corp.                                         2,718           80,888
(1) Insituform Technologies Inc. "A"                      1,780           37,700
    JLG Industries Inc.                                   2,372           33,279
(1) Kadant Inc.                                             830           13,695
(1) Kulicke & Soffa Industries Inc.                       3,584           44,406
    Lincoln Electric Holding Inc.                         3,754          100,983
(1) Magnetek Inc.                                         2,812           27,839
    Manitowoc Co. Inc. (The)                              1,659           58,878
(1) McClain Industries Inc.                               1,400            2,240
    Nordson Corp.                                         2,262           55,781
(1) Paragon Technologies Inc.                             3,600           29,160
(1) Paxar Corp.                                           3,943           66,045
(1) PPT Vision Inc.                                       1,600            1,280
(1) Presstek Inc.                                         1,890            7,560
    Robbins & Myers Inc.                                  1,306           34,282
(1) Semitool Inc.                                         1,816           14,819
    Stewart & Stevenson Services Inc.                     2,732           48,466
    Tecumseh Products Co. "A"                               739           39,226
(1) Tegal Corp.                                           4,300            3,526
    Tennant Co.                                           1,215           48,114
(1) Terex Corp.                                           1,330           29,912
    Thomas Industries Inc.                                1,910           55,008
(1) Ultratech Stepper Inc.                                1,943           31,457
(1) Unova Inc.                                            4,748           30,815
(1) Zebra Technologies Corp. "A"                          2,098          101,166
                                                                   -------------
                                                                       1,857,936
                                                                   -------------
MANUFACTURERS--0.65%
    AZZ Incorporated                                      1,300           20,280
    Carlisle Companies Inc.                               2,050           92,209
(1) CUNO Inc.                                             1,796           64,979
    Federal Signal Corp.                                  2,427           58,248
(1) FMC Corp.                                             1,838           55,452
    Harsco Corp.                                          1,788           67,050
    Lancaster Colony Corp.                                2,693           96,032
    Pentair Inc.                                          2,818          135,489
    Pittston Brink's Group                                2,775           66,600
    Polymer Group Inc.                                    3,131              376
(1) Samsonite Corp.                                       2,267            2,267
    Sturm Ruger & Co. Inc.                                2,392           33,847
    Teleflex Inc.                                         2,073          118,472
    Tredegar Corp.                                        2,217           53,541
    Trinity Industries Inc.                               2,837           58,783
(1) U.S. Industries Inc.                                  5,310           18,319
    Wabtec Corp.                                          3,405           48,521
                                                                   -------------
                                                                         990,465
                                                                   -------------
MEDIA--3.76%
(1) Acme Communications Inc.                              2,400           17,640

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
    Banta Corp.                                           1,494    $      53,635
(1) Beasley Broadcast Group Inc. "A"                      2,300           33,923
    Belo Corp.                                            7,894          178,483
(1) Big City Radio Inc.                                   2,600            3,380
(1) Cablevision Systems Corp.                             8,009           75,765
(1) Charter Communications Inc.                          18,900           77,112
    Courier Corp.                                           309           12,348
(1) Cox Radio Inc. "A"                                    2,465           59,406
(1) Crown Media Holdings Inc.                             2,398           18,920
    CTN Media Group Inc.                                    240               48
(1) Cumulus Media Inc. "A"                                3,327           45,846
(1) Emmis Communications Corp.                            3,174           67,257
(1) Entercom Communications Corp.                         2,900          133,110
(1) Entravision Communications Corp.                      2,600           31,850
(1) Fox Entertainment Group Inc. "A"                     17,484          380,277
(1) Gemstar-TV Guide International Inc.                  24,500          132,055
(1) Granite Broadcasting Corp.                            1,368            3,324
    Gray Communications Systems Inc. "B"                  2,271           30,204
(1) Hearst-Argyle Television Inc.                         6,173          139,201
(1) Hispanic Broadcasting Corp.                           6,746          176,071
    Hollinger International Inc.                          5,722           68,664
(1) Hollywood Media Corp.                                 2,989            5,948
(1) HyperFeed Technologies Inc.                             997              409
(1) Information Holdings Inc.                             1,958           47,775
(1) Insight Communications Co. Inc.                       2,900           35,293
    J2 Communications                                     1,700           11,135
(1) Journal Register Co.                                  2,867           57,627
    Lee Enterprises Inc.                                  2,493           87,255
    Liberty Corp.                                         1,034           41,205
(1) Liberty Media Corp. "A"                             142,050        1,420,500
    Lin TV Corp. "A"                                        838           22,660
(1) LodgeNet Entertainment Corp.                          2,500           35,997
(1) Lynch Interactive Corp.                                 170            5,185
    McClatchy Co. (The) "A"                               2,499          160,561
    Media General Inc. "A"                                1,097           65,820
(1) Mediacom Communications Corp.                         4,950           38,560
(1) Metromedia International Group Inc.                   4,997              350
(1) New Frontier Media Inc.                               1,500            3,150
(1) On Command Corp.                                      3,249            5,491
(1) Paxson Communications Corp.                           4,748           26,114
(1) Pegasus Communications Corp.                          3,312            2,418
(1) Playboy Enterprises Inc. "B"                          2,398           30,574
(1) Primedia Inc.                                        10,516           12,830
    Pulitzer Inc.                                         1,506           78,161
(1) Radio Unica Communications Corp.                      3,800            5,616
    Readers Digest Association Inc. (The) "A"             6,294          117,887
(1) Regent Communications Inc.                            3,200           22,589
(1) Salem Communications Corp. "A"                        1,700           42,279
(1) Scholastic Corp.                                      1,860    $      70,494
    Scripps (E.W.) Co.                                    4,611          355,047
(1) Sinclair Broadcast Group Inc. "A"                     4,099           59,185
(1) Spanish Broadcasting System Inc. "A"                  2,600           26,000
(1) TiVo Inc.                                             3,800           14,098
(1) UnitedGlobalCom Inc. "A"                              5,046           13,876
(1) USA Networks Inc.                                    19,163          449,372
    Value Line Inc.                                       1,146           47,135
    Washington Post Company (The) "B"                       450          245,250
(1) Westwood One Inc.                                     6,586          220,104
    Wiley (John) & Sons Inc. "A"                          3,234           77,551
(1) Wink Communications Inc.                              2,600            7,511
(1) XM Satellite Radio Holdings Inc. "A"                  4,500           32,625
(1) Youthstream Media Networks Inc.                       2,318              276
                                                                   -------------
                                                                       5,740,432
                                                                   -------------
METAL FABRICATE/HARDWARE--0.27%
    Amcast Industrial Corp.                               1,839            8,423
    Kaydon Corp.                                          1,638           38,673
    Penn Engineering & Manufacturing Corp.                1,834           31,948
    Precision Castparts Corp.                             2,678           88,374
(1) Shaw Group Inc. (The)                                 2,670           81,969
    Timken Co. (The)                                      3,739           83,492
(1) TransTechnology Corp.                                 2,532           28,738
    Valmont Industries Inc.                               2,324           47,247
                                                                   -------------
                                                                         408,864
                                                                   -------------
METALS--DIVERSIFIED--0.32%
    Ameron International Corp.                              500           36,125
    AptarGroup Inc.                                       1,812           55,719
(1) Atchison Casting Corp.                                  457              114
    Commercial Metals Co.                                 1,770           83,084
    Matthews International Corp. "A"                      1,974           46,093
(1) Maverick Tube Corp.                                   1,669           25,035
(1) Mueller Industries Inc.                               2,301           73,057
(1) Niagara Corp.                                           600            1,440
(1) Nortek Inc.                                           2,300          103,730
(1) NS Group Inc.                                         1,534           14,650
(1) Titanium Metals Corp.                                 2,200            7,700
(1) TransPro Inc.                                         1,600           10,000
    Tremont Corp.                                         1,000           29,800
                                                                   -------------
                                                                         486,547
                                                                   -------------
MINING--0.32%
    Arch Coal Inc.                                        3,365           76,419
    Brush Engineered Materials Inc.                       1,404           17,410
    Century Aluminum Co.                                  1,637           24,375
(1) Charles & Colvard Ltd.                                2,811           13,352
    Liquidmetal Technologies                                672            7,795
(1) MAXXAM Inc.                                           1,713           18,929
(1) Meridian Gold Inc.                                    9,694          155,589
    Peabody Energy Corp.                                  3,167           89,626
(1) Stillwater Mining Co.                                 2,620           42,654
    USEC Inc.                                             5,274           46,411
                                                                   -------------
                                                                         492,560
                                                                   -------------
OFFICE/BUSINESS EQUIPMENT--0.26%
(1) General Binding Corp.                                 3,195           53,452
    Herman Miller Inc.                                    4,846           98,374
    HON Industries Inc.                                   4,562          124,178
(1) Insight Enterprises Inc.                              2,872           72,346

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
    Steelcase Inc.                                        1,929    $      25,810
    Virco Manufacturing Corp.                             1,453           19,034
                                                                   -------------
                                                                         393,194
                                                                   -------------
OIL & GAS PRODUCERS--3.20%
    Adams Resources & Energy Inc.                         1,600            9,792
    Apco Argentina Inc.                                     971           19,420
    Atmos Energy Corp.                                    1,953           45,778
(1) ATP Oil & Gas Corp.                                   1,370            4,151
(1) Atwood Oceanics Inc.                                  1,402           52,575
    Berry Petroleum Co. "A"                               2,178           36,699
(1) Blue Dolphin Energy Co.                               7,300            5,322
    BP Prudhoe Bay Royalty Trust                          1,489           16,975
    Cabot Oil & Gas Corp. "A"                             2,315           52,898
(1) CAL Dive International Inc.                           2,072           45,584
(1) Callon Petroleum Co.                                  1,559            7,608
    Cascade Natural Gas Corp.                             1,007           21,046
(1) Chesapeake Energy Corp.                              10,300           74,160
(1) Chiles Offshore Inc.                                  2,500           60,625
(1) Clayton Williams Energy Inc.                          1,100           12,760
(1) Dawson Geophysical Co.                                2,400           17,760
(1) Denbury Resources Inc.                                4,397           45,245
    Diamond Offshore Drilling Inc.                        7,976          227,316
(1) Encore Acquisition Co.                                1,937           33,413
    Energen Corp.                                         1,408           38,720
(1) Energy Partners Ltd.                                  2,000           18,600
    ENSCO International Inc.                              8,456          230,511
    Equitable Resources Inc.                              4,022          137,955
(1) Evergreen Resources Inc.                              2,093           88,952
    Exploration Company of Delaware (The)                13,500           91,395
(1) Forest Oil Corp.                                      2,623           74,572
(1) Giant Industries Inc.                                 2,584           20,672
(1) Grey Wolf Inc.                                        9,565           39,121
(1) Hanover Compressor Co.                                4,052           54,702
    Helmerich & Payne Inc.                                3,200          114,304
(1) Houston Exploration Co.                               1,769           51,301
    Howell Corp.                                          2,255           29,991
(1) Key Energy Services Inc.                              5,818           61,089
(1) Magnum Hunter Resources Inc.                          2,900           22,881
(1) Mallon Resources Corp.                                3,500            1,190
(1) MarkWest Hydrocarbon Inc.                             1,779           12,649
(1) McMoRan Exploration Co.                               2,119            9,112
(1) Meridian Resource Corp. (The)                         5,900           21,948
(1) Mission Resources Corp.                               1,833            2,568
    Murphy Oil Corp.                                      2,611          215,407
(1) National-Oilwell Inc.                                 5,282          111,186
    New Jersey Resources Corp.                            1,944           58,028
(1) Newfield Exploration Co.                              2,302           85,565
    Noble Energy Inc.                                     3,549          127,941
    Northwest Natural Gas Co.                               909           26,134
(1) Nuevo Energy Co.                                      1,327           20,967
    Ocean Energy Inc.                                    10,362          224,545
(1) Parker Drilling Co.                                   6,495           21,239
    Patina Oil & Gas Corp.                                1,500           41,145
(1) Petroleum Development Corp.                           2,500           14,800
    Piedmont Natural Gas Co.                              1,771           65,492
(1) Pioneer Natural Resources Co.                         6,483    $     168,882
(1) Plains Resource Inc.                                  5,100          136,425
    Pogo Producing Co.                                    2,695           87,911
    Premcor Inc.                                          3,247           83,513
(1) Pride International Inc.                              8,295          129,900
(1) Prima Energy Corp.                                    1,030           23,474
(1) Remington Oil & Gas Corp.                             2,200           43,824
(1) Seacor Smit Inc.                                      1,050           49,718
(1) Seitel Inc.                                           1,764            1,764
    SEMCO Energy Inc.                                     1,700           15,385
(1) Southern Union Co.                                    3,425           58,227
    Southwest Gas Corp.                                   1,656           40,986
(1) Spinnaker Exploration Co.                             2,700           97,254
    St. Mary Land & Exploration Co.                       1,598           38,239
(1) Stone Energy Corp.                                    1,615           65,004
(1) Superior Energy Services Inc.                         5,800           58,870
(1) Swift Energy Co.                                      1,629           25,722
(1) Tesoro Petroleum Corp.                                3,192           24,738
(1) 3TEC Energy Corp.                                     1,700           29,631
(1) Tom Brown Inc.                                        1,879           53,270
(1) Unit Corp.                                            2,349           40,755
    Valero Energy Corp.                                   6,398          239,413
    Vintage Petroleum Inc.                                3,458           41,150
    WD-40 Co.                                             1,899           52,716
    Western Gas Resources Inc.                            2,585           96,679
(1) Westport Resources Corp.                              4,576           75,046
(1) W-H Energy Services Inc.                              1,400           31,024
    XTO Energy Inc.                                       6,940          142,964
                                                                   -------------
                                                                       4,876,293
                                                                   -------------
OIL & GAS SERVICES--1.38%
    CARBO Ceramics Inc.                                     838           30,964
(1) Cooper Cameron Corp.                                  3,481          168,550
(1) Dril-Quip Inc.                                        1,536           38,323
(1) FMC Technologies Inc.                                 3,426           71,124
(1) Global Industries Ltd.                                5,078           35,495
    GlobalSantaFe Corp.                                  14,120          386,182
(1) Grant Prideco Inc.                                    7,960          108,256
(1) Hydril Co.                                            2,000           53,600
(1) Input/Output Inc.                                     4,854           43,686
(1) Lone Star Technologies Inc.                           1,606           36,777
(1) Mitcham Industries Inc.                               2,200            7,920
(1) Newpark Resources Inc.                                6,968           51,215
(1) Oceaneering International Inc.                        2,232           60,264
(1) Oil States International Inc.                         2,906           34,581
(1) Patterson-UTI Energy Inc.                             4,632          130,761
(1) Smith International Inc.                              3,253          221,822
    Tidewater Inc.                                        3,838          126,347
(1) Universal Compression Holdings Inc.                   2,500           59,975
(1) Varco International Inc.                              5,849          102,591
(1) Veritas DGC Inc.                                      1,922           24,217
    Weatherford International Ltd.                        7,160          309,312
                                                                   -------------
                                                                       2,101,962
                                                                   -------------
PACKAGING & CONTAINERS--0.62%
(1) AEP Industries Inc.                                     745           26,447
(1) BWAY Corporation                                      1,143           18,231
(1) Crown Cork & Seal Co. Inc.                            4,600           31,510
    Greif Brothers Corp. "A"                              1,625           54,212
(1) Ivex Packaging Corp.                                  2,036           46,360
    Longview Fibre Co.                                    3,612           34,025
(1) Owens-Illinois Inc.                                   6,400           87,936
(1) Packaging Corp. of America                            6,850          136,246

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) Silgan Holdings Inc.                                  2,054    $      83,064
(1) Smurfit-Stone Container Corp.                        15,816          243,883
    Sonoco Products Co.                                   6,346          179,719
                                                                   -------------
                                                                         941,633
                                                                   -------------
PHARMACEUTICALS--3.15%
(1) aaiPharma Inc.                                        1,732           38,935
(1) Abgenix Inc.                                          5,032           49,314
(1) Adolor Corp.                                          1,700           19,142
(1) AdvancePCS                                            6,000          143,640
(1) Akorn Inc.                                            2,709            1,625
(1) Align Technology Inc.                                 2,948           11,913
(1) Alkermes Inc.                                         3,692           59,109
(1) Allou Health & Beauty Care Inc. "A"                   2,961           23,096
(1) Allscripts Healthcare Solutions Inc.                  4,600           17,204
    Alpharma Inc. "A"                                     1,695           28,781
(1) Amylin Pharmaceuticals Inc.                           4,300           47,042
(1) Andrx Group                                           4,301          115,998
(1) Antigenics Inc.                                       1,600           15,760
(1) Aphton Corp.                                          2,832           21,240
(1) Arqule Inc.                                           1,444            9,747
    AtheroGenics Inc.                                     1,675           12,010
(1) AVANIR Pharmaceuticals "A"                            4,000            5,200
(1) AVI BioPharma Inc.                                    4,800           14,112
(1) Barr Laboratories Inc.                                2,730          173,437
(1) Biopure Corp.                                         2,300           17,595
(1) Bone Care International Inc.                          1,973           10,321
(1) Boston Life Sciences Inc.                             3,693            4,653
(1) Celgene Corp.                                         4,515           69,079
(1) Cell Genesys Inc.                                     2,359           31,821
(1) Cell Therapeutics Inc.                                2,590           14,139
(1) CIMA Labs Inc.                                        1,000           24,120
(1) CollaGenex Pharmaceuticals Inc.                       3,116           23,058
(1) Connetics Corp.                                       3,237           41,819
(1) Corixa Corp.                                          3,112           21,317
(1) Corvas International Inc.                             2,500            5,375
(1) Cubist Pharmaceuticals Inc.                           2,144           20,175
(1) CV Therapeutics Inc.                                  1,300           24,206
    D&K Healthcare Resources Inc.                         2,276           80,252
    DENTSPLY International Inc.                           4,272          157,680
(1) Digene Corp.                                          1,428           16,796
(1) Durect Corp.                                          3,800           30,400
(1) Emisphere Technologies Inc.                           1,405            5,775
(1) Endo Pharmaceuticals Holdings Inc.                    5,500           38,500
    Eon Labs Inc.                                         1,025           18,235
(1) Epix Medical Inc.                                     1,921           20,267
(1) Essential Therapeutics Inc.                           2,892            4,945
(1) First Horizon Pharmaceutical Corp.                    1,800           37,242
(1) Genta Inc.                                            4,000           33,160
(1) Geron Corp.                                           2,194           10,049
(1) Gilead Sciences Inc.                                 11,596          381,276
(1) Guilford Pharmaceuticals Inc.                         1,220            9,199
(1) Hemispherx Biopharma Inc.                             1,841            4,602
(1) Henry Schein Inc.                                     2,680          119,260
    Herbalife International Inc. "A"                      3,068           58,599
(1) Hi-Tech Pharmacal Co.                                 2,400    $      23,998
(1) Hyseq Inc.                                            1,152            2,615
    ICN Pharmaceuticals Inc.                              6,623          160,343
(1) ILEX Oncology Inc.                                    1,266           17,838
(1) ImClone Systems Inc.                                  4,580           39,823
(1) Immune Response Corp.                                 3,465            1,213
(1) Immunogen Inc.                                        2,500            6,725
(1) Impax Laboratories Inc.                               4,000           29,960
(1) Inhale Therapeutic Systems Inc.                       3,004           29,830
(1) InKine Pharmaceutical Co. Inc.                        3,300            2,805
(1) InterMune Inc.                                        3,000           63,300
(1) Intuitive Surgical Inc.                               2,200           18,634
(1) Isis Pharmaceuticals Inc.                             3,408           32,410
(1) IVAX Corp.                                           14,280          154,224
(1) Kos Pharmaceuticals Inc.                              1,853           37,709
(1) KV Pharmaceuticals Co.                                1,842           49,734
(1) Ligand Pharmaceuticals Inc. "B"                       2,582           37,439
(1) Martek Biosciences Corp.                              1,748           36,568
(1) Medarex Inc.                                          4,728           35,082
(1) Medicines Co. (The)                                   1,900           23,427
(1) Medicis Pharmaceutical Corp. "A"                      1,843           78,807
(1) Miravant Medical Technologies                         1,991            1,055
    Mylan Laboratories Inc.                               7,354          230,548
(1) Nabi Biopharmaceuticals                               3,300           17,718
(1) NaPro BioTherapeutics Inc.                            2,500           16,400
(1) Nastech Pharmaceutical Co. Inc.                       3,000           49,290
(1) Natrol Inc.                                           2,290            3,321
(1) NBTY Inc.                                             3,730           57,740
(1) Neose Technologies Inc.                                 953           10,388
(1) Neurocrine Biosciences Inc.                           1,371           39,279
(1) NPS Pharmaceuticals Inc.                              2,151           32,953
    Nu Skin Enterprises Inc. "A"                          3,109           45,236
    Omnicare Inc.                                         5,605          147,187
(1) OSI Pharmaceuticals Inc.                              2,298           55,198
(1) Patterson Dental Co.                                  3,980          200,313
(1) Perrigo Co.                                           5,276           68,588
(1) Pharmaceutical Resources Inc.                         2,400           66,672
(1) Pharmacyclics Inc.                                    1,356            6,021
(1) Praecis Pharmaceuticals Inc.                          3,000           10,440
(1) Priority Healthcare Corp. "B"                         3,376           79,336
(1) SangStat Medical Corp.                                1,921           44,145
(1) SciClone Pharmaceuticals Inc.                         3,400            6,800
(1) Scios Inc.                                            2,400           73,464
(1) Sepracor Inc.                                         5,946           56,784
(1) Serologicals Corp.                                    2,187           40,000
(1) SICOR Inc.                                            6,463          119,824
(1) SuperGen Inc.                                         2,151           15,616
(1) Sybron Dental Specialties Inc.                        2,006           37,111
(1) Synaptic Pharmaceutical Corp.                         2,594           15,175
(1) Tanox Inc.                                            2,500           27,075
(1) Texas Biotech Corp.                                   4,257           16,602
(1) 3 Dimensional Pharmaceuticals Inc.                    7,277           32,383
(1) Titan Pharmaceuticals Inc.                            1,487            4,981
(1) Triangle Pharmaceuticals Inc.                         3,876           10,504
(1) Tularik Inc.                                          2,636           24,172
(1) Twinlab Corp.                                         2,806            1,235
(1) United Surgical Partners International Inc.             725           22,461

                                       151
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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) United Therapeutics Inc.                              1,400    $      17,304
(1) VaxGen Inc.                                           1,500            8,310
(1) Versicor Inc.                                         3,600           48,420
(1) Vion Pharmaceuticals Inc.                             2,523              984
(1) ViroPharma Inc.                                       1,323            1,892
(1) VIVUS Inc.                                            2,800           18,956
(1) Zonagen Inc.                                          1,801            2,702
                                                                   -------------
                                                                       4,808,287
                                                                   -------------
PIPELINES--0.19%
    Aquila Inc.                                           8,216           65,728
    National Fuel Gas Co.                                 4,040           90,940
    Questar Corp.                                         5,390          133,133
                                                                   -------------
                                                                         289,801
                                                                   -------------
REAL ESTATE--2.48%
(1) American Community Property Trust                       600            3,690
(1) American Residential Investment Trust Inc.              560            2,430
    AMLI Residential Properties Trust                     1,844           47,944
    Annaly Mortgage Management Inc.                       2,800           54,320
    Anthracite Capital Inc.                               2,200           29,150
    Bedford Property Investors Inc.                       3,013           81,652
    Brandywine Realty Trust                               2,800           72,520
    BRE Properties Inc. "A"                               2,277           70,837
(1) California Coastal Communities Inc.                     535            2,622
(1) Catellus Development Corp.                            6,076          124,072
    CBL & Associates Properties Inc.                      1,482           60,021
    CenterPoint Properties Corp.                          1,438           83,418
    Chateau Communities Inc.                              1,647           50,398
    Colonial Properties Trust                             1,165           45,377
    Commercial Net Lease Realty Inc.                      4,713           75,408
    Cornerstone Realty Income Trust Inc.                  4,949           55,924
(1) Corrections Corp. of America                            500            8,650
    Cousins Properties Inc.                               2,927           72,473
    Developers Diversified Realty Corp.                   2,963           66,668
    EastGroup Properties Inc.                             1,329           34,022
    Equity Inns Inc.                                      6,529           52,558
    First Industrial Realty Trust Inc.                    2,697           88,596
    Forest City Enterprises Inc. "A"                      3,211          111,582
    Gables Residential Trust                              1,571           50,162
    Glenborough Realty Trust Inc.                         1,619           38,370
    Glimcher Realty Trust                                 2,660           49,210
(1) Grubb & Ellis Company                                 1,305            3,249
    Healthcare Realty Trust Inc.                          1,986           63,552
(1) HMG/Courtland Properties Inc.                         1,300           10,491
    Home Properties of NY Inc.                            1,754           66,547
(1) Income Opportunity Realty Investors Inc.              2,900           52,055
    Innkeepers USA Trust                                  4,029           38,598
(1) Insignia Financial Group Inc.                         3,857           37,490
    IRT Property Co.                                      6,387           81,370
    JDN Realty Corp.                                      4,362    $      54,525
(1) Jones Lang LaSalle Inc.                               3,226           79,682
    JP Realty Inc.                                        2,389           63,667
    Kilroy Realty Corp.                                   1,936           51,788
    LNR Property Corp.                                    1,720           59,340
    Macerich Co. (The)                                    2,354           72,974
    Manufactured Home Communities Inc.                    1,868           65,567
    Meristar Hospitality Corp.                            2,369           36,127
    Mills Corp.                                           2,680           83,080
    Monmouth Real Estate Investment Corp. "A"             2,500           18,000
    National Golf Properties Inc.                         2,360           20,178
    National Health Investors Inc.                        4,195           67,120
    Nationwide Health Properties Inc.                     2,267           42,506
    Pan Pacific Retail Properties Inc.                    2,446           83,604
    Prentiss Properties Trust                             1,341           42,577
    Prime Group Realty Trust                              4,457           29,015
    PS Business Parks Inc.                                1,457           50,922
    Realty Income Corp.                                   2,099           77,495
    Reckson Associates Realty Corp.                       2,791           69,496
    Redwood Trust Inc.                                    2,017           63,536
    RFS Hotel Investors Inc.                              4,113           55,690
    Shurgard Storage Centers Inc. "A"                     2,179           75,611
    SL Green Realty Corp.                                 3,771          134,436
    Sovran Self Storage Inc.                              1,479           50,537
    St. Joe Co. (The)                                     5,824          174,836
    Summit Properties Inc.                                1,437           33,554
    Sun Communities Inc.                                  1,563           65,255
    Taubman Centers Inc.                                  4,167           63,547
    Town & Country Trust (The)                            2,581           57,814
(1) Trammell Crow Co.                                     4,232           61,152
(1) Transcontinental Realty Investments Inc.              1,538           30,483
(1) United Capital Corp.                                    690           16,871
    W.P. Carey & Co. LLC                                  2,232           50,220
                                                                   -------------
                                                                       3,786,631
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS--4.03%
    Acadia Realty Trust                                   2,637           21,492
(1) Alexander's Inc.                                        723           55,526
    Alexandria Real Estate Equities Inc.                  2,562          126,409
    AMB Property Corp.                                    5,742          178,002
    American Land Lease Inc.                              2,793           42,593
    American Mortgage Acceptance Corp.                    3,300           44,220
    Apartment Investment & Management Co. "A"             4,931          242,605
    Archstone-Smith Trust                                 8,957          239,152
    Arden Realty Inc.                                     3,392           96,502
    AvalonBay Communities Inc.                            4,056          189,415
    Boston Properties Inc.                                5,742          229,393
    Camden Property Trust                                 2,293           84,910
    Capital Automotive REIT                               1,600           38,176
    Capstead Mortgage Corp.                               7,100          159,750
    CarrAmerica Realty Corp.                              7,110          219,344
    Cedar Income Fund Ltd.                                2,300           11,500
    Chelsea Property Group Inc.                           1,790           59,876

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
    Crescent Real Estate Equities Co.                     6,613    $     123,663
    Crown American Realty Trust                           2,566           24,120
    Duke Realty Corp.                                     7,158          207,224
    Essex Property Trust Inc.                             1,844          100,867
    Federal Realty Investment Trust                       1,991           55,171
    FelCor Lodging Trust Inc.                             3,037           55,729
    General Growth Properties Inc.                        6,406          326,706
    Getty Realty Corp.                                    2,600           52,650
    Great Lakes REIT Inc.                                 3,419           64,893
    Health Care Property Investors Inc.                   5,157          221,235
    Health Care REIT Inc.                                 1,854           55,527
    Highwoods Properties Inc.                             2,659           69,134
    Hospitality Properties Trust                          3,435          125,378
    Host Marriott Corp.                                  14,160          160,008
    HRPT Properties Trust                                 8,685           76,862
    iStar Financial Inc.                                  6,770          192,945
    Kimco Realty Corp.                                    5,473          183,291
    Koger Equity Inc.                                     2,289           44,178
    Kramont Realty Trust                                  1,700           27,183
    Liberty Property Trust                                4,033          141,155
    Mid-America Apartment Communities, Inc.               1,642           43,924
    Mission West Properties Inc.                          2,400           29,256
    New Plan Excel Realty Trust                           6,847          142,623
    Parkway Properties Inc.                               1,252           45,548
    Post Properties Inc.                                  1,001           30,190
    Prologis Trust                                       11,856          308,256
    Public Storage Inc.                                   6,894          255,767
    Regency Centers Corp.                                 3,440          101,996
    Rouse Co. (The)                                       3,969          130,977
    Senior Housing Properties Trust                       4,318           67,793
    Thornbury Mortgage Inc.                               2,392           47,075
    Trizec Properties Inc.                                9,116          153,696
    United Dominion Realty Trust Inc.                     7,634          120,236
    Vornado Realty Trust                                  5,768          266,482
    Washington Real Estate Investment Trust               2,196           63,464
                                                                   -------------
                                                                       6,154,067
                                                                   -------------
RETAIL--5.87%
(1) Abercrombie & Fitch Co. "A"                           6,020          145,202
(1) Advance Auto Parts Inc.                               1,419           77,350
    Aeropostale Inc.                                      2,630           71,983
(1) AFC Enterprises Inc.                                  1,869           58,406
(1) AG Services of America Inc.                           1,533           18,733
(1) Amazon.com Inc.                                      24,264          394,290
(1) American Eagle Outfitters Inc.                        4,555           96,293
(1) Ames Department Stores Inc.                           1,936              213
(1) AnnTaylor Stores Corp.                                2,620           66,522
(1) AutoNation Inc.                                      23,198          336,371
(1) Barnes & Noble Inc.                                   4,268          112,803
(1) Bebe Stores Inc.                                      2,424           49,183
(1) Big Dog Holdings Inc.                                 3,241           10,793
(1) BJ's Wholesale Club Inc.                              4,572          176,022
    Blockbuster Inc.                                      2,500           67,250
    Bob Evans Farms Inc.                                  2,133           67,147
(1) Borders Group Inc.                                    5,635    $     103,684
(1) Brinker International Inc.                            6,199          196,818
    Brown Shoe Co. Inc.                                   1,408           39,565
(1) Buckle Inc. (The)                                     1,782           43,926
    Burlington Coat Factory Warehouse Corp.               3,019           64,154
    Casey's General Store Inc.                            2,654           31,954
    Cash America International Inc.                       4,822           44,362
    Cato Corp. "A"                                        2,013           44,890
    CBRL Group Inc.                                       3,436          104,867
(1) CDW Computer Centers Inc.                             5,244          245,472
(1) Charlotte Russe Holding Inc.                          2,200           49,126
(1) Charming Shoppes Inc.                                 6,277           54,233
    Chart House Enterprises Inc.                             88              295
(1) Chico's FAS Inc.                                      2,511           91,200
(1) Children's Place Retail Stores Inc. (The)             1,911           50,643
(1) Christopher & Banks Corp.                             1,968           83,246
    Claire's Stores Inc.                                  3,172           72,639
(1) Coldwater Creek Inc.                                  1,075           26,230
(1) Cole National Corp.                                   2,758           52,402
(1) Copart Inc.                                           4,773           77,466
(1) Cost Plus Inc.                                        1,283           39,079
(1) CSK Auto Corp.                                        2,542           35,435
(1) Dollar Tree Stores Inc.                               7,069          278,589
(1) Dress Barn Inc.                                       2,436           37,685
(1) Drugstore.com Inc.                                    7,600           20,444
(1) Duane Reade Inc.                                      1,259           42,869
(1) eBay Inc.                                            16,806        1,035,586
(1) Elder-Beerman Stores Corp.                              779            2,415
(1) Electronics Boutique Holdings Corp.                   1,502           44,009
(1) Factory 2-U Stores Inc.                               1,223           16,939
    FAO Inc.                                              3,600           28,620
(1) Foot Locker Inc.                                      7,763          112,175
(1) Footstar Inc.                                         1,097           26,844
    Fred's Inc.                                           3,075          113,099
(1) FreeMarkets Inc.                                      3,271           46,219
    Galyan's Trading Co.                                  1,026           23,424
    GameStop Corp.                                        1,080           22,669
(1) Genesco Inc.                                          1,499           36,501
(1) Goody's Family Clothing Inc.                          3,491           40,251
(1) Group 1 Automotive Inc.                               1,000           38,150
(1) Guitar Center Inc.                                    1,598           29,643
    Haverty Furniture Companies Inc.                      2,222           43,885
(1) Holiday RV Superstores Inc.                             400              112
(1) Hot Topic Inc.                                        2,046           54,649
    IKON Office Solutions Inc.                            1,600           15,040
    Jewett-Cameron Trading Co. Ltd.                       1,400           12,600
(1) Jill (J.) Group Inc. (The)                            1,354           51,384
(1) Jo-Ann Stores Inc.                                    2,502           73,058
(1) Kenneth Cole Productions "A"                          1,374           38,953
(1) Krispy Kreme Doughnuts Inc.                           3,720          119,747
(1) Linens 'N Things Inc.                                 2,442           80,122
(1) Lithia Motors Inc. "A"                                1,725           46,437
    Lone Star Steakhouse & Saloon Inc.                    2,249           53,054
(1) MarineMax Inc.                                          919           11,901
(1) Men's Wearhouse Inc. (The)                            2,896           73,848
(1) Michaels Stores Inc.                                  3,854          150,306
(1) MSC Industrial Direct Co. Inc. "A"                    2,211           43,115
(1) Neiman-Marcus Group Inc. "A"                          2,992          103,822

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) 99 Cents Only Stores                                  4,545    $     116,579
(1) Nyer Medical Group Inc.                               1,220            2,416
(1) O'Charley's Inc.                                      1,668           42,200
    Odd Job Stores Inc.                                     408            1,673
(1) OfficeMax Inc.                                        7,191           42,355
(1) 1-800 CONTACTS INC.                                     774           10,443
(1) O'Reilly Automotive Inc.                              3,404           93,814
(1) Outback Steakhouse Inc.                               4,694          164,759
(1) Pacific Sunwear of California Inc.                    2,411           53,452
(1) Pantry Inc. (The)                                     2,400            8,088
(1) Payless ShoeSource Inc.                               1,404           80,941
(1) PC Connection Inc.                                    1,709            7,007
    PETCO Animal Supplies Inc.                              275            6,850
(1) PETsMART Inc.                                         6,300          101,052
    Pier 1 Imports Inc.                                   6,351          133,371
(1) Priceline.com Inc.                                   11,722           32,704
    Regis Corp.                                           2,499           67,520
(1) Rite Aid Corp.                                       25,700           60,395
    Ross Stores Inc.                                      4,900          199,675
    Ruby Tuesday Inc.                                     2,892           56,105
(1) Ryan's Family Steak Houses Inc.                       6,436           85,020
(1) Saks Inc.                                             9,662          124,060
(1) School Specialty Inc.                                 1,452           38,565
(1) 7-Eleven Inc.                                         5,909           47,567
(1) ShopKo Stores Inc.                                    5,000          101,000
(1) Smart & Final Inc.                                    3,830           29,874
(1) Sonic Automotive Inc.                                 2,812           72,409
(1) Sports Resorts International Inc.                     4,000           21,600
(1) Stamps.com Inc.                                       4,200           18,606
(1) Steak n Shake Company (The)                           2,389           37,388
(1) Stein Mart Inc.                                       2,429           28,832
(1) Systemax Inc.                                         2,716            6,518
    Talbots Inc. (The)                                    3,808          133,280
(1) Too Inc.                                              2,200           67,760
(1) Trans World Entertainment Corp.                       3,864           22,527
(1) Tuesday Morning Corp.                                 3,000           55,680
(1) Tweeter Home Entertainment Group Inc.                 1,364           22,288
(1) United Auto Group Inc.                                  800           16,720
(1) Urban Outfitters Inc.                                 1,853           64,336
(1) Value City Department Stores Inc.                     2,744            7,683
(1) Wet Seal Inc. "A"                                     2,493           60,580
(1) Whitehall Jewellers Inc.                                879           18,239
(1) Williams-Sonoma Inc.                                  7,376          226,148
(1) Wilsons The Leather Experts Inc.                      1,298           18,172
(1) Zale Corp.                                            2,104           76,270
                                                                   -------------
                                                                       8,950,932
                                                                   -------------
SEMICONDUCTORS--1.71%
(1) Aetrium Inc.                                          1,228            1,535
(1) Agere Systems Inc.                                   36,200           50,680
    Agere Systems Inc. "B"                               65,300           97,950
(1) Alliance Semiconductor Corp.                          2,230           15,833
(1) Amkor Technology Inc.                                11,173           69,496
(1) ANADIGICS Inc.                                        1,914           15,771
(1) Atmel Corp.                                          28,920          181,039
(1) Axcelis Technologies Inc.                             5,870           66,331
(1) AXT Inc.                                              1,892    $      15,098
(1) ChipPAC Inc.                                          4,400           27,192
(1) Cirrus Logic Inc.                                     5,157           38,626
    Cohu Inc.                                             1,718           29,687
(1) Conexant Systems Inc.                                15,721           25,468
(1) Credence Systems Corp.                                4,230           75,167
(1) Cree Inc.                                             4,772           63,134
(1) Cypress Semiconductor Corp.                           7,447          113,045
(1) EMCORE Corp.                                          2,438           14,628
(1) Entegris Inc.                                         6,390           93,294
(1) GlobeSpanVirata Inc.                                  8,988           34,784
(1) Integrated Circuit Systems Inc.                       4,400           88,836
(1) Integrated Device Technology Inc.                     6,081          110,309
(1) Integrated Silicon Solution Inc.                      1,368           12,203
(1) International Rectifier Corp.                         3,805          110,916
(1) Intersil Corp. "A"                                    7,153          152,931
(1) IXYS Corp.                                            1,720            9,254
(1) Kopin Corp.                                           4,600           30,360
(1) Lam Research Corp.                                    8,399          151,014
(1) Lattice Semiconductor Corp.                           6,092           53,244
(1) LTX Corp.                                             3,108           44,382
(1) MEMC Electronics Materials Inc.                       5,612           27,499
(1) Microchip Technology Inc.                            11,899          326,390
(1) Microtune Inc.                                        3,186           28,387
(1) OmniVision Technologies Inc.                          3,101           44,499
(1) Pericom Semiconductor Corp.                           1,688           19,564
(1) Pixelworks Inc.                                       2,494           20,925
(1) Rambus Inc.                                           6,132           25,080
(1) Silicon Laboratories Inc.                             3,700          100,122
    Skyworks Solutions Inc.                               2,714           15,063
(1) Transmeta Corp.                                       7,945           18,671
(1) TranSwitch Corp.                                      4,966            3,178
(1) Tripath Technology Inc.                                 347              364
(1) TriQuint Semiconductor Inc.                           7,729           49,543
(1) Varian Semiconductor Equipment Associates Inc.        2,430           82,450
(1) Veeco Instruments Inc.                                1,489           34,411
(1) Virage Logic Corp.                                    1,566           20,389
                                                                   -------------
                                                                       2,608,742
                                                                   -------------
SOFTWARE--3.44%
(1) Actuate Corp.                                         3,664           16,488
(1) Acxiom Corp.                                          5,772          100,952
(1) Akamai Technologies Inc.                              7,077            9,200
(1) Alloy Inc.                                              700           10,108
(1) American Management Systems Inc.                      2,578           49,266
(1) Applied Graphics Technologies Inc.                    1,090              610
(1) Apropos Technology Inc.                               1,800            3,690
(1) Ariba Inc.                                           15,700           50,083
(1) Artemis International Solutions Corp.                 2,786               42
(1) Ascential Software Corp.                             17,525           48,895
(1) AvantGo Inc.                                          1,863              932
(1) Avid Technology Inc.                                  2,096           19,409
    Axeda Systems Inc.                                    1,500            2,865
(1) BEA Systems Inc.                                     25,752          244,902

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) Blue Martini Software Inc.                            4,407    $       3,878
(1) Cadence Design Systems Inc.                          14,971          241,333
(1) Caminus Corp.                                         1,260            7,346
(1) Captaris Inc.                                         1,718            5,068
(1) CareCentric Inc.                                         56               29
(1) Centillium Communications Inc.                        1,976           17,231
(1) Certegy Inc.                                          4,200          155,862
(1) CheckFree Corp.                                       5,381           84,159
(1) ChoicePoint Inc.                                      5,602          254,723
(1) Chordiant Software Inc.                               5,254           10,245
(1) CMGI Inc.                                            20,155            9,674
(1) CNET Networks Inc.                                    7,635           15,194
(1) Computer Horizons Corp.                               2,694           13,120
(1) Concero Inc.                                            600              234
    Concerto Software Inc.                                1,762           11,101
(1) Corillian Corp.                                       2,647            6,009
(1) Corio Inc.                                            3,664            3,994
(1) CSG Systems International Inc.                        3,298           63,124
(1) DataTRAK International Inc.                           1,587            4,364
(1) Digi International Inc.                               3,953           13,049
(1) Digital Impact Inc.                                   3,503            6,866
(1) DigitalThink Inc.                                     2,890            4,046
(1) Docent Inc.                                           2,600            2,990
(1) Documentum Inc.                                       2,888           34,656
(1) DoubleClick Inc.                                      8,778           65,133
(1) DSET Corp.                                              240               53
(1) DSL.net Inc.                                          3,700            1,332
(1) EarthLink Inc.                                        8,398           56,435
    EasyLink Services Corp. "A"                             466              583
    eBT International Inc.                                2,669              854
(1) Edwards (J.D.) & Co.                                  6,865           83,410
(1) Electronic Arts Inc.                                  8,354          551,782
(1) Embarcadero Technologies Inc.                         2,200           13,596
(1) eMerge Interactive Inc. "A"                           2,362              543
(1) ePresence Inc.                                        2,346            8,798
(1) eSpeed, Inc.                                          1,100           12,001
(1) Evolve Software Inc.                                  3,476              452
(1) eXcelon Corp.                                         5,024            4,471
(1) EXE Technologies Inc.                                 4,300            4,816
(1) Extensity Inc.                                        2,620            2,830
(1) F5 Networks Inc.                                      2,400           23,472
(1) FileNET Corp.                                         1,873           27,159
(1) FirePond Inc.                                         2,751              935
(1) Frontstep Inc.                                          341            1,020
(1) Geoworks Corp.                                        1,820              255
    Global Payments Inc.                                  2,132           63,427
(1) GraphOn Corp.                                         2,600              416
(1) HearMe Inc.                                           7,800              156
    HPL Technologies Inc.                                 3,200           48,192
(1) i2 Technologies Inc.                                 25,334           37,494
(1) iBasis Inc.                                           3,300            1,221
(1) Identix Inc.                                          1,933           14,109
(1) Informatica Corp.                                     4,600           32,614
    Information Architects Corp.                            489              240
(1) Information Resources Inc.                            6,741           63,291
(1) Informax Inc.                                         1,697            1,527
(1) InfoSpace Inc.                                       18,565            8,354
(1) Inktomi Corp.                                         7,744            6,815
(1) INT Media Group Inc.                                  2,900            5,742
(1) InteliData Technologies Corp.                         3,100            4,123
(1) Interactive Intelligence Inc.                         1,900    $       6,403
(1) Interland Inc.                                        8,267           28,769
(1) Internet Capital Group Inc.                           1,984              536
(1) Internet Pictures Corp.                                 322              644
    Inter-Tel Inc.                                        2,668           45,649
(1) iVillage Inc.                                         4,553            5,737
(1) JDA Software Group Inc.                               2,263           63,952
(1) Kana Software Inc.                                    1,753            7,012
(1) Keane Inc.                                            3,849           47,728
(1) L90 Inc.                                              2,700            2,538
(1) Lante Corp.                                           2,834            1,729
(1) Lawson Software Inc.                                    575            3,318
(1) Legato Systems Inc.                                   5,682           20,455
(1) Lightspan Inc.                                        4,460            7,760
(1) Liquid Audio Inc.                                     2,300            5,635
(1) Loudcloud Inc.                                        4,347            6,216
(1) Loudeye Technologies Inc.                             3,412            1,228
(1) Macromedia Inc.                                       4,209           37,334
    Magma Design Automation Inc.                          1,900           31,920
(1) Manugistics Group Inc.                                4,258           26,016
(1) Mercator Software Inc.                                1,682            2,557
(1) Micromuse Inc.                                        4,592           20,434
    NDCHealth Corp.                                       1,916           53,456
(1) Neoforma Inc.                                         1,383           17,965
(1) Net2Phone Inc.                                        2,300            9,821
(1) Netegrity Inc.                                        2,180           13,429
(1) netGuru Inc.                                          1,600            3,600
(1) NetIQ Corp.                                           3,211           72,665
(1) Network Associates Inc.                               8,417          162,196
(1) Network Commerce Inc.                                   446               33
(1) Netzee Inc.                                             288               72
    NexPrise Inc.                                           193              965
    NIC Inc.                                              4,900            7,252
(1) Niku Corp.                                            4,422            1,901
(1) Numerical Technologies Inc.                           1,848            7,383
(1) Openwave Systems Inc.                                10,192           57,177
(1) Optika Inc.                                           2,200            3,608
(1) Overture Services Inc.                                4,100          102,418
(1) Pegasystems Inc.                                      4,283           38,628
(1) Peregrine Systems Inc.                               11,824            3,547
(1) Per-Se Technologies Inc.                              1,301           11,968
(1) Pinnacle Systems Inc.                                 3,968           43,604
(1) Pixar Inc.                                            3,088          136,181
(1) PLATO Learning Inc.                                   2,666           26,313
(1) PracticeWorks Inc.                                    2,223           41,014
(1) Previo Inc.                                           2,300            3,427
(1) ProQuest Co.                                          1,440           51,120
(1) Pumatech Inc.                                         3,134            1,755
(1) Razorfish Inc. "A"                                    5,150              824
(1) RealNetworks Inc.                                    11,688           47,570
(1) Renaissance Learning Inc.                             2,612           52,815
(1) Resonate Inc.                                         1,960            3,916
    Reynolds & Reynolds Co. (The) "A"                     4,577          127,927
(1) Roxio Inc.                                            1,004            7,229
(1) Saba Software Inc.                                    4,733           12,069
(1) SeaChange International Inc.                          1,609           14,127
(1) SeeBeyond Technology Corp.                            5,000           15,500
(1) SERENA Software Inc.                                  3,000           41,092
(1) SignalSoft Corp.                                      3,144            7,074
(1) Simplex Solutions Inc.                                  900           13,410
(1) SkillSoft Corp.                                       1,759           13,808
(1) SpeechWorks International Inc.                        2,100            7,726
(1) SPSS Inc.                                             1,333           20,715

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
SECURITY                                                 SHARES            VALUE
--------------------------------------------------------------------------------
(1) Stellent Inc.                                         1,622    $       7,429
(1) SupportSoft Inc.                                      2,388            6,615
(1) SVI Solutions Inc.                                    3,111            1,400
(1) Sybase Inc.                                           6,604           69,672
(1) Symantec Corp.                                        8,874          291,511
(1) Synplicity Inc.                                       2,100            9,618
(1) SynQuest Inc.                                         2,475            1,235
(1) Tarantella Inc.                                       2,667            1,147
(1) TeleCommunication Systems Inc.                        2,400            4,800
(1) 3DO Co. (The)                                         3,656            2,121
(1) TIBCO Software Inc.                                  12,741           70,840
    Total System Services Inc.                           11,881          223,482
(1) TradeStation Group Inc.                               1,545            1,885
(1) TriZetto Group Inc. (The)                             3,100           26,505
(1) Ulticom Inc.                                          2,644           17,926
(1) United Leisure Corp.                                  1,400              644
(1) VA Systems Inc.                                       3,372            3,372
(1) ValueClick Inc.                                       8,117           26,299
(1) VIA NET.WORKS Inc.                                    5,295            4,395
(1) Vicinity Corp.                                        2,374            4,748
(1) Viewpoint Corp.                                       2,281           10,994
(1) Vignette Corp.                                       14,744           29,046
(1) VitalWorks Inc.                                       3,692           30,274
(1) V-One Corp.                                           2,900            1,682
(1) webMethods Inc.                                       3,956           39,164
(1) Websense Inc.                                         1,400           35,798
(1) Wind River Systems Inc.                               4,198           21,032
                                                                   -------------
                                                                       5,247,892
                                                                   -------------
TELECOMMUNICATION EQUIPMENT--0.52%
(1) ADTRAN Inc.                                           2,418           45,940
(1) Advanced Fibre Communications Inc.                    4,785           79,144
(1) AltiGen Communications Inc.                           4,300            2,709
(1) American Tower Corp.                                 11,171           38,540
(1) Arris Group Inc.                                      2,793           12,286
(1) Avanex Corp.                                          4,246            8,237
(1) Carrier Access Corp.                                  2,356            2,615
    ClearOne Communications Inc.                          1,500           22,095
(1) CommScope Inc.                                        3,405           42,563
(1) Corvis Corp.                                         22,585           14,680
(1) CoSine Communications Inc.                            6,899            2,967
(1) Digital Lightwave Inc.                                1,877            4,392
(1) DMC Stratex Networks Inc.                             5,360           10,774
(1) 8X8 Inc.                                              2,583              878
(1) Endwave Corp.                                         2,600            2,080
(1) Glenayre Technologies Inc.                            4,286            5,353
(1) Handspring Inc.                                       8,220           14,303
(1) Harmonic Inc.                                         4,053           14,830
    Harris Corp.                                          4,200          152,208
(1) Integrated Telecom Express Inc.                       2,206            3,552
(1) Ixia                                                  2,956           17,204
(1) Network Engines Inc.                                  2,444            2,615
(1) New Focus Inc.                                        4,270           12,682
(1) NMS Communications Corp.                              1,980            4,811
(1) NumereX Corp. "A"                                     3,600           32,220
(1) Oplink Communications Inc.                           10,617            7,750
    P-Com Inc.                                              821              296
(1) Peco II Inc.                                          1,314    $       4,402
(1) Proxim Corp. "A"                                      4,338           13,010
(1) RF Micro Devices Inc.                                10,452           79,644
(1) SBA Communications Corp.                              2,700            3,807
(1) Sonus Networks Inc.                                  12,374           24,995
(1) SpectraSite Holdings Inc.                             8,500            1,530
(1) Sycamore Networks Inc.                               17,300           66,778
(1) Telaxis Communications Corp.                          1,737            1,129
(1) Terayon Communication Systems Inc.                    5,168            6,873
(1) TippingPoint Technologies Inc.                          256            3,082
(1) Tollgrade Communications Inc.                           928           13,614
(1) Viasat Inc.                                           1,314           11,077
                                                                   -------------
                                                                         787,665
                                                                   -------------
TELECOMMUNICATIONS--2.24%
(1) ACTV Inc.                                             3,667            4,217
(1) Adaptec Inc.                                          6,100           48,129
(1) Aether Systems Inc.                                   2,500            7,375
(1) AirGate PCS Inc.                                      3,100            3,100
(1) Airnet Communications Corp.                           2,639            2,085
(1) Alamosa Holdings Inc.                                 4,736            6,678
(1) Alaska Communications Systems Group Inc.              5,700           27,069
(1) Allegiance Telecom Inc.                               7,328           13,410
(1) Allen Telecom Inc.                                    2,811           12,087
(1) American Access Technologies Inc.                     2,800            1,540
(1) Anaren Microwave Inc.                                 1,506           13,012
(1) Anixter International Inc.                            1,973           46,366
(1) Applied Digital Solutions Inc.                        3,900            2,535
(1) Applied Innovation Inc.                               1,000            4,260
    Applied Signal Technology Inc.                        2,475           30,071
(1) Aspect Communications Corp.                           3,988           12,762
(1) Audiovox Corp. "A"                                    2,436           19,366
(1) Avocent Corp.                                         3,047           48,508
(1) Bogen Communications International Inc.               1,000            3,850
(1) Broadwing Inc.                                       13,326           34,648
(1) Catapult Communications Corp.                         1,500           32,807
(1) C-COR.net Corp.                                       2,770           19,390
(1) Celeritek Inc.                                        1,200            7,920
(1) Cellular Technical Services Co. Inc.                  1,000            1,140
(1) Centennial Communications Corp. "A"                   6,072           14,816
(1) Choice One Communications Inc.                        3,557            3,166
(1) Com21 Inc.                                            5,130            2,309
(1) Commonwealth Telephone Enterprises Inc.               1,623           65,310
(1) Comtech Telecommunications Corp.                      1,200            8,280
(1) Copper Mountain Networks Inc.                         3,100            2,604
(1) Cox Communications Inc. "A"                          33,401          920,198
(1) Crown Castle International Corp.                     12,909           50,732

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
SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
(1)    CTC Communications
        Group Inc.                           6,238  $        10,917
       D&E Communications Inc.               3,424           35,986
(1)    Deltathree Inc.                       2,063            1,281
(1)    Ditech Communications
        Corp                                 1,800            5,112
(1)    Dobson Communications
        Corp. "A"                            3,925            3,376
(1)    EchoStar Communications
        Corp. "A"                           15,856          294,287
(1)    EMS Technologies Inc.                 1,920           39,725
(1)    Emulex Corp.                          5,308          119,483
(1)    Finisar Corp.                        11,000           26,070
(1)    General Communication
        Inc. "A"                             5,033           33,570
(1)    GoAmerica Inc.                        3,846            1,846
       Hickory Tech Corp.                    1,303           19,545
(1)    High Speed Access Corp.               8,400            9,660
(1)    Hungarian Telephone and
        Cable Corp.                          1,300            8,710
(1)    IDT Corp.                             1,739           29,424
(1)    IDT Corp. "B"                         2,339           37,658
(1)    I-Link Inc.                           2,839              397
(1)    Inet Technologies Inc.                3,100           20,925
(1)    Infonet Services Corp. "B"           19,395           48,100
(1)    InterDigital
        Communications Corp.                 3,387           30,652
(1)    InterVoice-Brite Inc.                 2,790            3,990
(1)    ITC/DeltaCom Inc.                     3,294              198
(1)    LCC International Inc. "A"            2,000            2,860
(1)    Leap Wireless International
        Inc                                  3,255            3,515
(1)    Level 3 Communications
        Inc                                 23,341           68,856
(1)    Lexent Inc.                           2,535            5,704
       Liberty Satellite &
        Technology Inc. "A"                    310              698
(1)    Lightbridge Inc.                      2,241           18,399
(1)    LightPath Technologies
        Inc. "A"                             1,700            1,530
(1)    Loral Space &
        Communications Ltd.                 17,697           17,520
(1)    MarketWatch.com Inc.                  2,525           11,868
(1)    MasTec Inc.                           3,042           22,389
(1)    MCK Communications Inc.               1,300            1,378
(1)    Metro One
        Telecommunications Inc.              1,915           26,733
(1)    Mpower Holding Corp.                  5,148              129
(1)    MRV Communications Inc.               9,135           13,977
(1)    Netro Corp.                           3,300            7,524
(1)    Network Access Solutions
        Corp                                 4,600               32
       Newport Corp.                         2,305           36,096
(1)    Next Level
        Communications Inc.                  5,900            5,959
(1)    Nextel Partners Inc. "A"             11,000           33,110
(1)    NTELOS Inc.                           1,582            2,231
(1)    Nucentrix Broadband
        Networks Inc.                        2,700            6,210
(1)    Optical Cable Corp.                   3,852            2,080
(1)    Pac-West Telecomm Inc.                2,800            1,232
(1)    PanAmSat Corp.                        9,254          209,140
(1)    Plantronics Inc.                      2,620           49,806
(1)    Powerwave Technologies
        Inc                                  3,813           34,927
(1)    Price Communications
        Corp                                 3,564           57,024
(1)    Primus Telecommunications
        Group Inc.                           2,354  $         1,648
(1)    PTEK Holdings Inc.                    4,348           25,131
(1)    RCN Corp.                             6,317            8,654
(1)    Rural Cellular Corp. "A"              1,086            1,129
(1)    Savvis Communications
        Corp                                 6,224            3,299
(1)    Sirius Satellite Radio Inc.           3,837           14,462
(1)    Somera Communications
        Inc                                  5,500           39,270
(1)    SpectraLink Corp.                     2,266           24,110
(1)    STM Wireless Inc. "A"                 1,900            1,900
(1)    Superior Telecom Inc.                 4,027            1,812
(1)    Tekelec                               3,821           30,683
(1)    Time Warner Telecom
        Inc. "A"                             2,500            4,200
(1)    Touch America Holdings
        Inc                                  6,924           19,041
(1)    Triton PCS Holdings Inc. "A"          3,700           14,430
(1)    Tut Systems Inc.                      2,700            3,861
       United Online Inc.                    2,800           33,656
(1)    United States Cellular Corp.          5,709          145,294
(1)    UTStarcom Inc.                        2,700           54,459
(1)    VerticalNet Inc.                      5,400              864
(1)    Vixel Corp.                           3,900           10,140
(1)    WebEx Communications
        Inc                                  3,000           47,700
(1)    Westell Technologies Inc.             3,058            4,740
(1)    Western Wireless Corp. "A"            4,526           14,664
(1)    WorldGate
        Communications Inc.                  2,600            3,588
(1)    XETA Corp.                            2,400            8,638
(1)    Zoom Telephonics Inc.                 2,200            1,760
(1)    Z-Tel Technologies Inc.               3,200            2,656
                                                    ---------------
                                                          3,413,368
                                                    ---------------
TELEPHONE--0.19%
(1)    Covista Communications
        Inc                                  1,984            6,666
(1)    Focal Communications
        Corp                                   120              280
(1)    Talk America Holdings Inc.            8,388           34,642
       Telephone & Data
        Systems Inc.                         3,436          208,050
(1)(2) WorldCom Corp.                      180,325           41,475
(2)    WorldCom Inc. -
        MCI Group                            7,056            6,350
                                                    ---------------
                                                            297,463
                                                    ---------------
TEXTILES--0.63%
(1)    Coach Inc.                            2,900          159,210
(1)    Columbia Sportswear Co.               2,443           78,174
(1)    Cone Mills Corp.                      3,737           10,015
(1)    Culp Inc.                               581            9,360
(1)    Dan River Inc. "A"                    1,800            9,792
       G&K Services Inc. "A"                 2,016           69,028
(1)    Guess ? Inc.                          2,319           16,697
(1)    Guilford Mills Inc.                   2,139              385
       Kellwood Co.                          2,341           76,091
(1)    Mohawk Industries Inc.                4,771          293,560
(1)    Nautica Enterprises Inc.              2,466           32,033
(1)    Polo Ralph Lauren Corp.               2,206           49,414
(1)    Quaker Fabric Corp.                   5,100           79,045
(1)    Tag-It Pacific Inc.                     500            2,025
(1)    Tarrant Apparel Group                 2,213           14,163
       WestPoint Stevens Inc.                3,330           12,887
       Wolverine World Wide Inc.             3,059           53,380
                                                    ---------------
                                                            965,259
                                                    ---------------

                                       157

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
TOBACCO--0.26%
       R.J. Reynolds Tobacco
        Holdings Inc.                        6,000  $       322,500
       Universal Corp.                       1,106           40,590
       Vector Group Ltd.                     1,724           30,342
                                                    ---------------
                                                            393,432
                                                    ---------------
TOYS/GAMES/HOBBIES--0.14%
(1)    Action Performance
        Companies Inc.                       1,445           45,662
(1)    Boyds Collection Ltd. (The)           5,400           33,966
(1)    Fotoball USA Inc.                     2,400           11,376
(1)    Jakks Pacific Inc.                    1,528           27,061
(1)    Marvel Enterprises Inc.               3,233           17,717
(1)    Media Arts Group Inc.                 2,281            9,694
       Multimedia Games Inc.                   800           17,448
(1)    Topps Co. (The)                       4,511           45,381
                                                    ---------------
                                                            208,305
                                                    ---------------
TRANSPORTATION--2.12%
       Airborne Inc.                         2,660           51,072
(1)    Airnet Systems Inc.                   5,219           44,362
       Alexander & Baldwin Inc.              1,900           48,507
(1)    Allied Holdings Inc.                    490            2,568
(1)    Arkansas Best Corp.                   1,023           26,066
(1)    Atlas Air Worldwide
        Holdings Inc.                        2,404            8,895
       CH Robinson Worldwide
        Inc                                  5,686          190,652
       CNF Inc.                              2,538           96,393
(1)    Dollar Thrifty Automotive
        Group Inc.                           1,879           48,666
(1)    EGL Inc.                              3,073           52,118
       Expeditors International
        Washington Inc.                      6,808          225,753
       Florida East Coast
        Industries Inc.                      2,523           63,832
(1)    Forward Air Corp.                     1,393           45,663
(1)    General Maritime Corp.                2,333           22,397
(1)    GulfMark Offshore Inc.                1,000           41,410
(1)    Heartland Express Inc.                4,221          101,009
(1)    Hunt (J.B.) Transport
        Services Inc.                        2,492           73,564
(1)    Kirby Corp.                           1,735           42,421
(1)    Landair Corp.                         2,000           32,400
(1)    Landstar System Inc.                    564           60,263
(1)    Offshore Logistics Inc.               1,491           35,620
       Overseas Shipholding
        Group Inc.                           1,746           36,806
(1)    P.A.M. Transportation
        Services Inc.                          513           12,322
       Pacer International Inc.              2,195           37,842
(1)    Petroleum Helicopters NV              1,145           33,537
       Roadway Corp.                         1,765           63,416
(1)    Swift Transportation
        Co. Inc.                             5,822          135,653
       United Parcel Service Inc.           22,952        1,417,286
       USFreightways Corp.                   1,375           52,071
       Velocity Express Corp.                  200              610
       Werner Enterprises Inc.               4,029           85,858
(1)    Yellow Corp.                          1,448           46,915
                                                    ---------------
                                                          3,235,947
                                                    ---------------
TRUCKING & LEASING--0.07%
(1)    AMERCO                                1,611  $        23,827
       GATX Corp.                            2,400           72,240
(1)    International Aircraft
        Investors                            1,400            1,498
(1)    Willis Lease Finance Corp.            2,468           11,939
                                                    ---------------
                                                            109,504
                                                    ---------------
WATER--0.25%
       American Water Works
        Co. Inc.                             5,709          246,686
       California Water Service
        Group                                1,464           36,893
       Connecticut Water
        Service Inc.                         1,000           30,480
       Philadelphia Suburban
        Corp                                 3,456           69,813
                                                    ---------------
                                                            383,872
                                                    ---------------
TOTAL COMMON STOCKS
       (Cost: $194,925,843)                             149,991,705
                                                    ---------------
-------------------------------------------------------------------
PREFERRED STOCKS--0.00%
-------------------------------------------------------------------
BANKS--0.00%
       Cardinal Financial Corp. "A"            181              944
                                                    ---------------
                                                                944
                                                    ---------------
TOTAL PREFERRED STOCKS
        (Cost: $606)                                            944
                                                    ---------------

                                         SHARES OR
SECURITY                               FACE AMOUNT            VALUE
-------------------------------------------------------------------
SHORT TERM INSTRUMENTS--10.65%
-------------------------------------------------------------------
       Barclays Global
        InvestorsFunds
        Institutional Money
        Market Fund,
        Institutional Shares             8,945,892        8,945,892
       Dreyfus Money Market
        Fund                               462,266          462,266
       General Electric
        Commercial Paper
        1.78%, 07/09/02                  4,928,278        4,928,278
       Goldman Sachs
        Financial Square
        Prime Obligation Fund              296,571          296,571
       Providian Temp Cash
        Money Market Fund                1,311,332        1,311,332
(3)(4) U.S. Treasury Bill
        1.68%, 09/26/02                    300,000          298,796
                                                    ---------------
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $16,243,123)                                    16,243,135
                                                    ---------------
TOTAL INVESTMENTS
IN SECURITIES -- 108.96%
  (Cost $211,169,572)                                   166,235,784
Other Assets, Less Liabilities
  -- (8.96%)                                            (13,669,053)
                                                    ---------------
NET ASSETS--100.00%                                 $   152,566,731
                                                    ===============

(1) Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees.
(3) Yield to Maturity.
(4) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX
MASTER PORTFOLIO

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
COMMON STOCKS--98.40%
-------------------------------------------------------------------
AUSTRALIA--3.99%
       Amcor Ltd.                           13,316  $        61,593
       AMP Ltd.                             16,820          147,294
       Aristocrat Leisure Ltd.               7,491           22,749
       Australia and New Zealand
        Banking Group Ltd.                  22,622          244,960
       Australian Gas & Light
        Co. Ltd.                             8,142           45,020
       Brambles Industries Ltd.             16,888           89,491
       Broken Hill Proprietary
        Co. Ltd.                            56,978          329,441
       Coca-Cola Amatil Ltd.                 9,429           33,769
       Cochlear Ltd.                         1,667           31,863
       Coles Myer Ltd.                      20,140           74,957
       Commonwealth Bank
        of Australia                        19,126          353,550
       Computershare Ltd.                   14,372           17,749
       CSL Ltd.                              2,833           51,176
       CSR Ltd.                             17,322           62,134
       Foster's Brewing Group Ltd.          33,242           88,078
       Gandel Retail Trust                  42,517           29,116
       General Property Trust               39,879           62,905
       Leighton Holdings Ltd.                4,807           28,036
       Lend Lease Corp. Ltd.                 7,461           44,144
       M.I.M. Holdings Ltd.                 46,398           33,861
       Macquarie Bank Ltd.                   3,565           58,536
       Macquarie Infrastructure
        Group                               35,504           57,598
       Mayne Nickless Ltd.                  17,615           40,937
       National Australia Bank Ltd.         23,742          471,796
       News Corp. Ltd.                      22,681          123,246
       NRMA Insurance Group Ltd.            23,425           41,422
       Orica Ltd.                            7,716           41,451
       QBE Insurance Group Ltd.             10,253           38,217
       Rio Tinto Ltd.                        4,938           92,915
       Santos Ltd.                          14,875           53,941
       Southcorp Ltd.                       12,300           36,664
       Stockland Trust Group                17,723           43,675
       Suncorp-Metway Ltd.                   9,458           65,357
       TABCORP Holdings Ltd.                 4,785           33,576
       Telstra Corp. Ltd.                   33,910           88,705
(1)    Transurban Group                     12,480           29,424
       Wesfarmers Ltd.                       6,015           91,841
       Westfield Holdings Ltd.               6,952           58,382
       Westfield Trust                      35,405           67,574
       Westpac Banking Corp. Ltd.           27,074          246,815
       WMC Ltd.                             17,343           88,496
       Woodside Petroleum Ltd.               8,679           66,112
       Woolworths Ltd.                      16,916          124,871
                                                    ---------------
                                                          3,913,437
                                                    ---------------
AUSTRIA--0.10%
       Erste Bank der
        Oesterreichischen
        Sparkassen AG                          343           24,508
       Oesterreichische
        Elektrizitaetswirtschafts
        AG "A"                                 208           18,069
       OMV AG                                  344           33,803
(1)    Telekom Austria AG                    2,662           21,347
                                                    ---------------
                                                             97,727
                                                    ---------------
BELGIUM--1.01%
       AGFA Gevaert NV                       1,762           32,088
       Colruyt NV                              742           34,808
       Delhaize-Le Lion SA                   1,256  $        58,920
       Dexia Group                           9,039          139,884
       Electrabel SA                           444          102,607
       Fortis Group                         14,192          303,866
       Groupe Bruxelles
        Lambert SA                           1,208           63,111
       Interbrew SA                          2,419           69,448
       KBC Bankverzekerings
        Holding NV                           1,581           63,939
       Solvay SA                               805           57,957
       UCB SA                                1,730           63,472
                                                    ---------------
                                                            990,100
                                                    ---------------
DENMARK--0.74%
       A/S Dampskibsselskabet
        Svendborg "B"                            5           49,190
       D/S 1912 "B"                              7           52,580
       Danisco A/S                           1,188           43,433
       Danske Bank A/S                       8,559          157,596
       Group 4 Falck A/S                     1,350           46,664
       H. Lundbeck A/S                         700           18,519
(1)    ISS A/S                                 893           47,132
       Novo Nordisk A/S "B"                  4,329          143,304
       Novozymes A/S "B"                     1,438           32,500
       Tele Danmark A/S                      2,101           58,098
       Vestas Wind Systems A/S               1,838           49,848
(1)    William Demant Holding                  883           23,009
                                                    ---------------
                                                            721,873
                                                    ---------------
FINLAND--1.67%
       Fortum OYJ                            6,900           39,796
       Instrumentarium Corp.                 1,071           27,025
       Kone Corp. "B"                        1,058           31,346
       Metso Corp.                           2,294           29,679
       Nokia OYJ                            71,748        1,050,118
       Outokumpu OYJ                         1,962           23,640
       Sampo OYJ "A"                         5,017           39,143
(1)    Sonera Group OYJ                      9,426           35,840
       Stora Enso OYJ "R"                   10,310          144,484
       TietoEnator OYJ                       1,471           36,319
       UPM-Kymmene OYJ                       3,728          146,755
       Uponor OYJ                            1,725           35,776
                                                    ---------------
                                                          1,639,921
                                                    ---------------
FRANCE--9.23%
       Accor SA                              3,082          125,008
       Air Liquide SA                        1,348          207,413
(1)    Air Liquide SA Rights                 1,348           25,927
       Alcatel SA "A"                       17,565          122,124
(1)    Alstom                                4,728           50,009
       Altran Technologies SA                1,035           30,154
(1)    Autoroutes du Sud de
        la France                            1,000           27,159
       Aventis SA                           10,214          723,764
       AXA AG                               20,779          380,054
       BIC SA                                  943           37,718
       BNP Paribas SA                       12,089          668,587
       Bouygues SA                           2,745           76,693
       Cap Gemini SA                         1,654           65,748
       Carrefour Supermarche SA              8,075          437,021
       Castorama Dubois
        Investissement SA                    1,122           72,025
       Compagnie de
        Saint-Gobain SA                      4,736          212,581
       Compagnie Generale des
        Etablissements
        Michelin "B"                         2,102           85,175
       Dassault Systemes SA                    842           38,459
       Essilor International SA              1,801           73,227

                                       159

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
       Etablissements
        Economiques du Casino
        Guichard-Perrachon SA                  544  $        46,069
       European Aeronautic
        Defence and Space Co.                4,330           66,582
       France Telecom SA                     6,121           57,005
       Groupe Danone                         1,915          263,261
       Lafarge SA                            1,958          195,305
       Lagardere S.C.A.                      2,082           90,143
       L'Oreal SA                            5,068          395,406
       LVMH SA                               3,334          167,925
       Pechiney SA "A"                       1,248           57,004
       Pernod Ricard                           796           77,984
       Pinault-Printemps-
        Redoute SA                           1,062          125,964
       PSA Peugeot Citroen                   2,544          132,029
       Publicis Groupe                       1,884           52,005
       Renault SA                            2,408          112,605
       Sagem SA                                316           21,221
       Sanofi-Synthelabo SA                  6,079          369,821
       Schneider SA                          3,103          166,863
       Societe Generale "A"                  4,570          301,038
       Societe Television
        Francaise 1                          2,066           55,314
       Sodexho Alliance SA                   1,659           62,916
       STMicroelectronics NV                 8,977          223,858
       Suez SA                              12,448          331,927
       Technip SA                              415           43,690
       Thales/Ex Thomson CSF                 1,206           51,215
(1)    Thomson Multimedia SA                 2,470           58,423
       TotalFinaElf SA                       9,791        1,589,674
       Union du Credit Bail
        Immobilier                             846           52,219
       Valeo SA                              1,268           52,721
       Vinci SA                              1,028           69,697
       Vivendi Universal SA                 13,998          302,477
                                                    ---------------
                                                          9,051,207
                                                    ---------------
GERMANY--6.70%
       Adidas AG                               700           57,518
       Allianz AG                            2,792          563,744
       Altana AG                             1,162           63,048
       BASF AG                               8,342          388,446
       Bayer AG                             10,589          339,351
       Bayerische Hypo-und
        Vereinsbank AG                       5,346          174,230
       Beiersdorf AG                           587           71,305
(1)    Continental AG                        2,043           36,318
       DaimlerChrysler AG                   13,328          646,815
       Deutsche Bank AG                      8,609          598,555
       Deutsche Boerse AG                    1,131           48,141
(1)    Deutsche Lufthansa AG                 3,321           47,229
       Deutsche Post AG                      6,154           79,556
       Deutsche Telekom AG                  32,001          300,240
       E.On AG                               8,957          519,697
(1)    Epcos AG                                900           29,420
       Fresenius Medical Care AG               705           31,506
       Gehe AG                                 722           30,162
       Heidelberger Zement AG                  647           31,821
(1)    Infineon Technologies AG              5,374           84,811
       Karstadtquelle AG                       926           23,412
       Linde AG                              1,524           76,113
       MAN AG                                1,448           30,560
       Marschollek,
        Lautenschlaeger and
        Partner AG                             874  $        27,276
       Merck KGaA                            1,426           38,588
       Metro AG                              2,428           74,694
       Muenchener
        Rueckversicherungs-
        Gesellschaft AG                      1,502          356,009
       Preussag AG                           2,530           61,616
       RWE AG                                5,742          227,398
       SAP AG                                3,167          310,426
       Schering AG                           2,840          178,888
       Siemens AG                           12,385          743,423
       Thyssen Krupp AG                      5,536           83,650
       Volkswagen AG                         3,565          171,814
(1)    WCM Beteiligungs &
        Grundbesi AG                         3,148           20,208
                                                    ---------------
                                                          6,565,988
                                                    ---------------
GREECE--0.35%
       Coca-Cola Hellenic
        Bottling Co. SA                      2,250           38,087
       Commercial Bank of Greece             1,700           36,600
       Credit Bank/ Greece                   4,130           59,142
       EFG Eurobank Ergasias                 3,600           50,486
       Hellenic
        Telecommunications
        Organization SA                      4,360           68,895
       National Bank of Greece SA            4,215           89,665
                                                    ---------------
                                                            342,875
                                                    ---------------
HONG KONG--1.54%
       Bank of East Asia Ltd.               28,000           56,358
       Cathay Pacific Airways Ltd.          18,000           27,578
       Cheung Kong
        (Holdings) Ltd.                     22,000          183,335
       CLP Holdings Ltd.                    29,700          118,040
       Esprit Holdings Ltd.                 12,000           23,000
       Hang Seng Bank Ltd.                  12,000          128,462
       Henderson Land
        Development Co. Ltd.                11,000           45,693
       Hong Kong & China
        Gas Co. Ltd.                        59,672           79,179
       Hong Kong Exchanges
        & Clearing Ltd.                     20,000           32,948
       Hongkong Electric
        Holdings Ltd.                       21,000           78,481
       Hutchison Whampoa Ltd.               32,700          244,204
       Johnson Electric
        Holdings Ltd.                       27,000           32,019
       Li & Fung Ltd.                       28,000           37,694
       New World
        Development Co. Ltd.                36,000           28,616
(1)    Pacific Century
        CyberWorks Ltd.                    150,591           35,524
       Shangri-La Asia Ltd.                 30,000           24,999
       Sino Land Co. Ltd.                   48,000           18,154
       Sun Hung Kai
        Properties Ltd.                     20,000          151,924
       Swire Pacific Ltd. "A"               16,000           81,846
       Television Broadcasts Ltd.            7,000           29,795
       Wharf Holdings Ltd.                  21,000           49,539
                                                    ---------------
                                                          1,507,388
                                                    ---------------
IRELAND--0.80%
       Allied Irish Banks PLC               14,219          188,790
       Bank of Ireland                      15,410          191,910
       CRH PLC                               7,818          127,397
(1)    Elan Corporation PLC                  5,605           32,059

                                       160

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
       Irish Life & Permanent PLC            5,332  $        76,244
       Kerry Group PLC "A"                   3,985           58,948
(1)    Ryanair Holdings PLC                  9,364           57,235
       Smurfit (Jefferson)
        Group PLC                           16,935           51,846
                                                    ---------------
                                                            784,429
                                                    ---------------
ITALY--3.54%
(1)    Alitalia SpA                         45,858           29,757
       Alleanza Assicurazioni SpA            7,501           72,005
       Arnoldo Mondadori
        Editore SpA                          3,573           23,678
       Assicurazioni Generali SpA           15,466          366,580
(1)    Autogrill SpA                         2,636           30,641
       Autostrade SpA                       14,223          117,850
       Banca di Roma SpA                    14,494           26,982
       Banca Monte dei Paschi
        di Siena SpA                        13,241           43,023
(1)    Banca Nazionale del
        Lavoro SpA                          28,130           49,033
       Benetton Group SpA                    1,637           19,142
(1)    Bipop Carire SpA                     24,750           33,316
       Bulgari SpA                           3,800           23,981
       Enel SpA                             31,471          180,269
       ENI SpA                              43,345          689,199
       Fiat SpA                              4,995           62,699
       Gruppo Editoriale
        L'Espresso                           4,516           14,762
       IntesaBci SpA                        55,864          170,480
       Italgas SpA                           4,503           50,031
       Luxottica Group SpA                   1,800           35,002
       Mediaset SpA                         10,047           77,792
       Mediobanca Banca SpA                  7,961           73,591
       Parmalat Finanziaria SpA              8,021           24,795
       Pirelli SpA                          20,490           21,855
       Riunione Adriatica di
        Sicurta SpA                          6,408           86,004
       Sanpaolo - IMI SpA                   14,550          145,995
(1)    Seat-Pagine Gialle SpA               81,951           60,054
       Snam Rete Gas SpA                    13,475           39,790
       Telecom Italia Mobile SpA            57,604          236,090
       Telecom Italia SpA                   29,057          154,101
       Telecom Italia SpA "A"               35,663          279,298
(1)    Tiscali SpA                           3,079           18,701
       Unicredito Italiano SpA              46,912          212,192
                                                    ---------------
                                                          3,468,688
                                                    ---------------
JAPAN--21.31%
       Acom Co. Ltd.                         1,200           81,996
       Advantest Corp.                       1,100           68,463
       Aeon Co. Ltd.                         3,700           98,782
       AIFUL Corporation                       700           45,904
       Ajinomoto Co. Inc.                    9,000           96,563
       Alps Electric Co. Ltd.                3,000           37,894
       Amada Co. Ltd.                        5,000           24,236
       Asahi Breweries Ltd.                  7,000           58,577
       Asahi Glass Co. Ltd.                 13,000           83,188
       Asahi Kasei Corp.                    21,000           69,907
       Bank of Fukuoka Ltd.                 11,000           43,501
       Bank of Yokohama Ltd.                16,000           68,080
       Benesse Corporation                   1,500           27,407
       Bridgestone Corp.                     9,000          123,895
       Canon Inc.                           13,000          491,323
       Casio Computer Co. Ltd.               6,000           29,334
       Central Japan Railway Co.                15           91,357
       Chiba Bank Ltd. (The)                11,000  $        37,444
       Chubu Electric Power
        Co. Inc.                             8,900          156,304
       Chugai Pharmaceutical
        Co. Ltd.                             4,000           47,856
       Citizen Watch Co. Ltd.                5,000           33,664
       Credit Saison Co. Ltd.                2,200           52,219
       CSK Corp.                             1,100           39,187
       Dai Nippon Printing Co. Ltd.         10,000          132,738
       Daiichi Pharmaceutical
        Co. Ltd.                             4,000           73,085
       Daikin Industries Ltd.                3,000           54,939
(1)    Dainippon Ink &
        Chemical Inc.                       14,000           30,019
       Daito Trust Construction
        Co. Ltd.                             1,600           29,968
(1)    Daiwa Bank Holdings Inc.             65,000           49,894
       Daiwa House Industry
        Co. Ltd.                             7,000           42,808
       Daiwa Securities Group Inc.          18,000          116,687
       Denso Corp.                           7,300          114,074
       East Japan Railway Co.                   46          215,301
       Ebara Corporation                     5,000           26,948
       Eisai Co. Ltd.                        4,000          102,786
       Fanuc Ltd.                            1,700           85,383
       Fast Retailing Co. Ltd.               1,000           21,692
       Fuji Photo Film Co. Ltd.              7,000          226,014
       Fuji Soft ABC Inc.                      800           32,238
       Fuji Television Network Inc.              5           28,909
       Fujikura Ltd.                         7,000           25,521
       Fujisawa Pharmaceutical
        Co. Ltd.                             4,000           95,778
       Fujitsu Ltd.                         25,000          174,370
       Furukawa Electric Co. Ltd.            8,000           30,636
       Gunma Bank Ltd.                      10,000           46,221
       Heavy Industries Co. Ltd.            19,000           28,692
       Hirose Electric Co. Ltd.                600           52,311
       Hitachi Ltd.                         43,000          278,034
       Honda Motor Co. Ltd.                  9,700          393,309
       Hoya Corp.                            1,700          123,678
       Isetan Co. Ltd.                       3,000           30,285
       Itochu Corp.                         19,000           66,578
       Ito-Yokado Co. Ltd.                   6,000          300,350
(1)    Japan Airlines Co. Ltd.              11,000           31,020
       Japan Energy Corp.                   18,000           27,331
       Japan Tobacco Inc.                       13           87,202
       JGC Corp.                             4,000           28,366
       Joyo Bank Ltd.                       16,000           43,251
       Kajima Corp.                         14,000           39,712
       Kaneka Corp.                          4,000           27,866
       Kansai Electric Power
        Co. Inc.                            10,400          164,425
       Kao Corp.                             9,000          207,242
(1)    Kawasaki Heavy
        Industries Ltd.                     24,000           30,636
(1)    Kawasaki Steel Corp.                 40,000           52,060
       Keihin Electric Express
        Railway Co. Ltd.                     9,000           40,697
       Keio Electric Railway Co.
        Ltd.                                 9,000           45,052
       Keyence Corp.                           500          105,915
       Kinden Corp.                          5,000           23,777
(1)    Kinki Nippon Railway
       Co. Ltd.                             27,000           88,077
       Kirin Brewery Co. Ltd.               12,000           84,098
       Komatsu Ltd.                         15,000           53,688
       Konami Company Ltd.                   1,700           35,671
       Konica Corp.                          5,000           32,329
       Kubota Corp.                         17,000           51,768
       Kuraray Co. Ltd.                      8,000           52,394

                                       161

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
       Kurita Water Industries Ltd.          2,000  $        24,612
       Kyocera Corp.                         2,500          182,504
       Kyowa Hakko Kogyo Co. Ltd.            7,000           37,961
       Kyushu Electric Power
        Co. Inc.                             5,800           85,940
       Lawson Inc.                           1,000           30,619
       Mabuchi Motor Co. Ltd.                  500           49,266
(1)    Marubeni Corp.                       27,000           27,707
       Marui Co. Ltd.                        6,000           76,039
       Matsushita Communication
        Industrial Co. Ltd.                  1,400           53,963
       Matsushita Electric Industrial
        Co. Ltd.                            30,000          409,227
       Matsushita Electric
        Works Ltd.                           6,000           43,050
       Meiji Seika Inc.                      6,000           21,475
(1)    Millea Holdings Inc.                     21          172,401
       Minebea Co. Ltd.                      7,000           41,114
(1)    Mitsubishi Chemical Corp.            27,000           62,848
       Mitsubishi Corp.                     16,000          115,734
(1)    Mitsubishi Electric Corp.            26,000          116,704
       Mitsubishi Estate Co. Ltd.           14,000          114,467
       Mitsubishi Heavy
        Industries Ltd.                     45,000          136,282
(1)    Mitsubishi Materials Corp.           18,000           35,741
       Mitsubishi Rayon Co.                 11,000           34,763
       Mitsubishi Tokyo Financial
        Group Inc.                              52          351,891
       Mitsui & Co. Ltd.                    19,000          127,131
       Mitsui Chemicals Inc.                 8,000           39,980
(1)    Mitsui Engineering &
        Shipbuilding Co. Ltd.               17,000           21,276
       Mitsui Fudosan Co. Ltd.              11,000           97,281
       Mitsui Mining &
        Smelting Co. Ltd.                   11,000           32,764
       Mitsui Sumitomo
        Insurance Co. Ltd.                  20,000          107,626
       Mitsui Trust Holdings Inc.           11,000           22,851
       Mitsukoshi Ltd.                       8,000           23,761
       Mizuho Holdings Inc.                     87          193,075
       Murata Manufacturing
        Co. Ltd.                             3,600          231,270
       NEC Corp.                            22,000          153,078
       NGK Insulators Ltd.                   6,000           47,506
       NGK Spark Plug Co. Ltd.               3,000           22,751
       Nidec Corp.                             600           43,501
       Nikko Cordial Corp.                  20,000          100,952
       Nikon Corp.                           5,000           55,356
       Nintendo Co. Ltd.                     1,500          220,883
       Nippon COMSYS Corp.                   3,000           16,619
       Nippon Express Co. Ltd.              14,000           74,169
       Nippon Meat Packers Inc.              3,000           37,594
       Nippon Mitsubishi Oil Corp.          23,000          118,972
       Nippon Sheet Glass Co. Ltd.           6,000           20,273
       Nippon Steel Corp.                   81,000          126,376
       Nippon Telegraph &
        Telephone Corp.                         80          329,051
       Nippon Unipac Holding                    13           80,477
       Nippon Yusen Kabushiki
        Kaisha                              18,000           62,023
       Nissan Motor Co. Ltd.                35,000          242,365
       Nisshin Seifun Group Inc.             3,000           21,475
       Nissin Food Products Co. Ltd.         1,800           35,742
       Nitto Denko Corp.                     2,100           68,855
(1)    NKK Corp.                            48,000           46,454
       Nomura Holdings Inc.                 27,000  $       396,463
       NSK Ltd.                              8,000           33,238
       NTT Data Corp.                           20           80,093
       NTT DoCoMo Inc.                         270          664,525
       Obayashi Corp.                       10,000           28,366
       Oji Paper Co. Ltd.                   13,000           74,295
       Olympus Optical Co. Ltd.              4,000           55,865
       Omron Corp.                           4,000           57,901
       Onward Kashiyama Co. Ltd.             3,000           29,434
       Oracle Corp. Japan                      500           21,317
       Oriental Land Co. Ltd.                  800           57,200
       ORIX Corp.                            1,200           96,813
       Osaka Gas Co. Ltd.                   33,000           78,467
       Pioneer Corp.                         2,600           46,529
       Promise Co. Ltd.                      1,400           70,549
       Ricoh Co. Ltd.                       10,000          173,119
       Rohm Co. Ltd.                         1,700          253,738
       Sankyo Co. Ltd.                       6,000           81,595
       Sanyo Electric Co. Ltd.              24,000          104,722
       Secom Co. Ltd.                        3,000          147,172
(1)    Sega Enterprises Ltd.                 1,600           38,445
       Sekisui Chemical Co. Ltd.             9,000           30,786
       Sekisui House Ltd.                    8,000           58,802
       Seven-Eleven Japan Co. Ltd.           6,000          236,276
       77 Bank Ltd. (The)                    9,000           35,441
       Sharp Corp.                          14,000          177,773
       Shimamura Co. Ltd.                      400           30,702
       Shimano Inc.                          1,900           25,775
       Shimizu Corp.                        10,000           32,955
       Shin-Etsu Chemical Co. Ltd.           5,500          236,317
       Shionogi & Co. Ltd.                   5,000           63,783
       Shiseido Co. Ltd.                     6,000           79,993
       Shizuoka Bank Ltd.                   10,000           60,738
(1)    Showa Denko K.K.                     17,000           27,657
       Showa Shell Sekiyu K.K.               4,000           23,260
       Skylark Co.                           2,000           46,721
       SMC Corp.                               800           94,577
       Softbank Corp.                        3,000           41,649
       Sony Corp.                           13,500          712,957
       Sumitomo Chemical
        Co. Ltd.                            18,000           81,846
       Sumitomo Corp.                       12,000           72,685
       Sumitomo Electric
        Industries Ltd.                     10,000           69,331
(1)    Sumitomo Metal
        Industries Ltd.                     55,000           24,321
       Sumitomo Metal
        Mining Co. Ltd.                      9,000           40,697
       Sumitomo Mitsui
        Banking Corp.                       57,000          278,200
       Sumitomo Realty &
        Development Co. Ltd.                 6,000           36,392
       Sumitomo Trust &
        Banking Co. Ltd. (The)              14,000           67,278
       Taiheiyo Cement Corp.                16,000           29,768
       Taisei Corp.                         13,000           29,935
       Taisho Pharmaceutical
        Co. Ltd.                             3,000           46,204
       Taiyo Yuden Co. Ltd.                  2,000           32,705
       Takara Shuzo Co. Ltd.                 4,000           27,332
       Takashimaya Co. Ltd.                  6,000           34,941
       Takeda Chemical
        Industries Ltd.                     12,000          526,614
       Takefuji Corp.                        1,190           82,702
       TDK Corp.                             1,800           84,999
       Teijin Ltd.                          13,000           44,252
       Terumo Corp.                          3,100           41,433
       THK Co. Ltd.                          1,600           30,769
       Tobu Railway Co. Ltd.                18,000           50,308

                                       162

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
       Toho Co. Ltd.                         3,000  $        34,390
       Tohoku Electric Power
        Co. Inc.                             7,700          107,926
       Tokyo Broadcasting System             1,000           22,401
       Tokyo Electric Power
        Co. Inc. (The)                      17,300          355,787
       Tokyo Electron Ltd.                   2,300          149,867
       Tokyo Gas Co. Ltd.                   40,000          111,128
       Tokyu Corp.                          16,000           61,939
       TonenGeneral Sekiyu K.K.              6,000           42,550
       Toppan Printing Co. Ltd.             10,000          103,955
       Toray Industries Inc.                20,000           53,562
(1)    Toshiba Corp.                        42,000          170,999
       Tosoh Corporation                    11,000           35,333
       Tostem Corp.                          4,000           68,246
       Toto Ltd.                             8,000           37,377
       Toyo Information Systems                700           19,915
       Toyo Seikan Kaisha Ltd.               3,000           39,446
       Toyota Industries Corporation         2,000           32,488
       Toyota Motor Corp.                   36,100          957,769
(1)    Trend Micro Inc.                      1,500           41,924
(1)    Ube Industries Ltd.                  17,000           26,523
       UFJ Holdings Inc.                        49          118,555
       Uni-Charm Corp.                       1,000           37,544
       Uny Co. Ltd.                          3,000           33,990
       Wacoal Corp.                          3,000           24,854
       West Japan Railway Company               16           64,609
       World Co. Ltd.                          700           20,733
       Yakult Honsha Co. Ltd.                3,000           34,215
       Yamada Denki Co. Ltd.                   400           35,041
       Yamaha Corp.                          3,000           29,184
       Yamanouchi
        Pharmaceutical Co. Ltd.              5,000          129,735
       Yamato Transport Co. Ltd.             6,000          109,378
       Yasuda Fire & Marine
        Insurance Co. Ltd. (The)            11,000           67,362
       Yokogawa Electric Corp.               5,000           38,796
                                                    ---------------
                                                         20,890,940
                                                    ---------------
LUXEMBOURG--0.07%
(1)    Arcelor                               5,120           72,662
                                                    ---------------
                                                             72,662
                                                    ---------------
NETHERLANDS--5.89%
       ABN AMRO Holding NV                  21,240          385,759
       Aegon NV                             14,134          294,667
       Akzo Nobel NV                         4,527          197,120
(1)    ASM Lithography
        Holding NV                           6,898          109,204
       Burhmann NV                           1,897           17,498
       Elsevier NV                          10,456          142,503
(1)    Getronics NV                         13,110           24,989
       Hagemeyer NV                          2,174           30,058
       Heineken NV                           3,105          136,275
       IHC Caland NV                           538           32,172
       ING Groep NV                         25,641          658,397
       Koninklijke Ahold NV                 10,153          213,576
       Koninklijke Numico NV                 2,485           55,734
(1)    Koninklijke (Royal) KPN NV           26,922          126,027
       Philips Electronics NV               20,446          570,838
(1)    QIAGEN NV                             2,562           30,312
       Royal Dutch Petroleum Co.            32,870        1,830,872
       TNT Post Group NV                     5,722          129,239
       Unilever NV - CVA                     8,785          575,221
       Vedior NV                             2,340           32,354
       VNU NV                                3,522  $        97,880
       Wolters Kluwer NV - CVA               4,421           83,918
                                                    ---------------
                                                          5,774,613
                                                    ---------------
NEW ZEALAND--0.11%
       Carter Holt Harvey Ltd.              22,340           21,484
       Contact Energy Ltd.                  12,981           25,156
       Telecom Corp. of
        New Zealand Ltd.                    24,159           57,849
                                                    ---------------
                                                            104,489
                                                    ---------------
NORWAY--0.47%
       DNB Holding ASA                       8,741           47,640
       Norsk Hydro ASA                       2,634          125,658
       Norske Skogindustrier ASA             2,197           40,987
       Orkla ASA                             3,495           67,531
       Statoil ASA                           7,496           66,926
(1)    Storebrand ASA                        4,981           30,135
(1)    Tandberg ASA                          2,262           26,676
       Telenor ASA                           8,100           28,711
       Tomra Systems ASA                     3,804           29,908
                                                    ---------------
                                                            464,172
                                                    ---------------
PORTUGAL--0.35%
       Banco Comercial
        Portugues SA "R"                    23,396           81,102
       Banco Espirito Santo e
        Comercial de Lisboa SA               2,141           24,422
       BPI-SPGS SA - Registered              8,363           20,318
       Brisa-Auto Estradas
        de Portugal SA                       7,538           42,434
       Cimentos de Portugal SA                 793           15,397
       Electricidade de
        Portugal SA                         26,413           51,128
       Portugal Telecom SA                  12,935           91,338
(1)    Sonae SGPS SA                        26,102           14,693
                                                    ---------------
                                                            340,832
                                                    ---------------
SINGAPORE--0.78%
       Capitaland Ltd.                      32,000           27,712
(1)    Chartered Semiconductor
        Manufacturing Ltd.                  10,000           20,376
       City Developments Ltd.               11,000           35,489
       DBS Group Holdings Ltd.              17,652          123,891
       Fraser & Neave Ltd.                   8,400           37,408
       Oversea-Chinese Banking
        Corp Ltd. - Ordinary
        Shares                              17,350          114,897
       Singapore Airlines Ltd.               8,000           58,412
       Singapore Press
        Holdings Ltd.                        6,000           67,582
       Singapore Technologies
        Engineering Ltd.                    32,000           34,957
       Singapore
        Telecommunications Ltd.             94,000           72,888
       United Overseas Bank Ltd.            19,392          139,396
       Venture Manufacturing Ltd.            4,000           31,923
                                                    ---------------
                                                            764,931
                                                    ---------------
SPAIN--2.91%
       Acerinox SA                           1,044           43,768
       ACS Actividades de
        Construccion y
        Servicios SA                           869           27,978
       Altadis SA                            4,952          102,213
       Autopistas Concesionaria
        Espanola SA                          3,446           38,287
       Banco Bilbao Vizcaya SA              47,585          538,091

                                       163

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
       Banco Santander Central
        Hispano SA                          66,128  $       525,076
       Endesa SA                            14,857          215,835
       Fomento de
        Construcciones y
        Contratas SA                         1,111           27,101
       Gas Natural SDG SA                    3,991           76,859
       Grupo Dragados SA                     2,879           51,321
       Iberdrola SA                         12,696          184,943
(1)    Inditex                               3,432           72,466
       Repsol YPF SA                        15,763          185,876
       Sociedad General de
        Aguas de Barcelona SA                2,400           28,253
(1)    Telefonica SA                        70,329          590,384
(1)    Terra Networks SA                     6,752           38,343
       Union Electrica Fenosa SA             4,548           83,544
(1)    Zeltia SA Rights                      2,783           22,125
                                                    ---------------
                                                          2,852,463
                                                    ---------------
SWEDEN--1.79%
       ASSA Abloy AB "B"                     5,141           72,440
       Atlas Copco AB "A"                    2,002           47,924
       Drott AB "B"                          2,450           28,258
       Electrolux AB "B"                     5,243          105,825
       Gambro AB "A"                         3,797           24,995
       Hennes & Mauritz AB "B"               7,479          149,736
(1)    Modern Times Group
        MTG AB "B"                           1,153           15,306
       Nordea AB                            34,519          187,797
       OM Gruppen AB                         1,800           13,514
       Sandvik AB                            3,683           91,970
       Securitas AB "B"                      4,909          100,953
       Skandia Forsakrings AB               14,766           67,159
       Skandinaviska Enskilda
        Banken (SEB) "A"                     8,269           86,825
       Skanska AB "B"                        6,817           47,101
       Svenska Cellulosa AB "B"              2,935          104,428
       Svenska
        Handelsbanken AB "A"                 8,943          136,717
       Swedish Match AB                      8,014           66,272
(1)    Tele2 AB "B"                          1,708           31,408
(1)    Telefonakfiebolaget
        Ericsson AB "B"                    116,945          176,868
       Telia AB                             15,447           43,028
       Trelleborg AB "B"                     2,686           26,450
       Volvo AB "A"                          1,873           37,805
       Volvo AB "B"                          3,521           72,983
       WM-Data AB "B"                        7,655           14,493
                                                    ---------------
                                                          1,750,255
                                                    ---------------
SWITZERLAND--7.87%
(1)    ABB Ltd.                             14,506          129,148
       Adecco SA                             1,951          115,887
       Ciba Specialty
        Chemicals AG                         1,113           89,182
       Clariant AG - Registered              2,410           57,325
       Compagnie Financiere
        Richemont AG                         8,549          194,445
(1)    Credit Suisse Group                  15,699          498,423
       Givaudan SA                             139           56,039
       Holcim Ltd. "B"                         453          103,947
(1)    Kudelski SA - Bearer                    577           20,219
(1)    Logitech Intenational SA                750           34,873
       Lonza Group AG -
        Registered                             903           69,777
       Nestle SA                             6,060        1,412,948
       Novartis AG                          42,070  $     1,850,146
       Roche Holding AG - Bearer               761           86,672
       Roche Holding AG -
        Genusschein                         10,793          815,866
       Serono SA                               112           73,826
       SGS Societe Generale
        de Surveillance
        Holding SA                             120           38,300
       Swatch Group (The) AG                 1,482           28,032
       Swatch Group (The) AG "B"               594           52,884
       Swiss Re                              4,405          430,658
       Swisscom AG                             424          123,361
       Syngenta AG                           1,802          108,308
       Synthes-Stratec Inc.                     78           47,694
(1)    UBS AG - Registered                  19,535          982,493
       Unaxis Holding AG "R"                   230           27,200
       Zurich Financial Services AG          1,317          265,922
                                                    ---------------
                                                          7,713,575
                                                    ---------------
UNITED KINGDOM--25.93%
       Airtours PLC                         10,742           25,174
       AMEC PLC                              4,318           27,545
       AMVESCAP PLC                         10,098           82,269
(1)    Arm Holdings PLC                     16,811           37,411
       Associated British
        Ports Holdings PLC                   5,494           37,684
       AstraZeneca PLC                      26,837        1,111,017
(1)    AWG PLC                               5,706           47,836
       BAA PLC                              16,711          152,576
       BAE Systems PLC                      46,132          235,559
       Balfour Beatty PLC                    7,911           28,216
       Barclays PLC                        101,830          856,787
       Barratt Developments PLC              4,556           29,167
       Bass PLC                             13,223          134,334
       BBA Group PLC                         8,492           35,660
       Berkeley Group (The) PLC              2,351           26,339
       BG Group PLC                         55,061          239,609
       BHP Billiton PLC                     33,841          184,406
       BOC Group PLC                         7,505          116,568
       Boots Co. PLC                        13,974          138,556
       BP PLC                              344,785        2,895,711
       BPB Industries PLC                    7,813           41,682
       Brambles Industries PLC              11,574           57,909
(1)    British Airways PLC                   9,883           28,057
       British American
        Tobacco PLC                         25,228          271,100
       British Land Co. PLC                  8,357           70,952
(1)    British Sky Broadcasting
        Group PLC                           17,657          169,287
(1)    BT Group PLC                        134,005          514,727
(1)    BTG PLC                               3,130           16,221
       Bunzl PLC                             7,730           61,151
       Cable & Wireless PLC                 34,979           89,172
       Cadbury Schweppes PLC                30,614          229,351
(1)    Canary Wharf Finance PLC              8,565           58,096
       Capita Group PLC                     11,482           54,605
       Carlton
        Communications PLC                  11,690           37,419
(1)    Celltech Group PLC                    4,521           35,834
       Centrica PLC                         63,208          195,578
       CGNU PLC                             33,255          267,384
       Chubb PLC                            15,278           36,678
       CMG PLC                              13,451           20,708
       Compass Group PLC                    33,586          203,749
(1)    Corus Group PLC                      50,808           65,055
       Daily Mail and General
        Trust PLC "A"                        5,187           49,573
       De La Rue PLC                         3,012           23,220
       Diageo PLC                           50,347          653,836

                                       164

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
       Dixons Group PLC                     30,994  $        90,351
       Electrocomponents PLC                 7,289           40,830
       EMI Group PLC                        13,920           52,832
       Exel PLC                              4,881           62,160
       FKI PLC                              11,736           28,041
       George Wimpey PLC                     6,840           27,941
       GKN PLC                              12,002           56,300
       GlaxoSmithKline PLC                  93,879        2,029,091
       Granada Compass PLC                  45,433           77,213
       Great Universal Stores PLC           15,842          145,487
       Hammerson PLC                         5,164           43,589
       Hanson PLC                           11,831           84,486
       Hays PLC                             26,857           63,041
       HBOS PLC                             56,457          610,989
       Hilton Group PLC                     25,162           87,541
       HSBC Holdings PLC                   142,590        1,639,856
       IMI PLC                               7,298           36,125
       Imperial Chemical
        Industries PLC                      18,819           91,506
       Imperial Tobacco
        Group PLC                           11,218          182,447
(1)    International Power PLC              18,789           48,113
       Invensys PLC                         55,332           75,063
       J Sainsbury PLC                      23,509          127,567
       Johnson Matthey PLC                   3,841           58,781
       Kelda Group PLC                       7,483           48,704
(1)    Kidde PLC                            16,008           20,985
       Kingfisher PLC                       20,439           98,524
       Land Securities PLC                   8,042          105,787
       Lattice Group PLC                    53,502          139,453
       Legal & General Group PLC            75,949          151,366
       Lloyds TSB Group PLC                 83,915          835,240
       Logica PLC                            8,212           25,034
       Man Group PLC                         4,439           69,691
       Marconi PLC                         107,668            6,482
       Marks & Spencer
        Group PLC                           35,465          201,498
       Misys PLC                            10,969           40,461
       National Grid Group PLC              26,246          186,425
       Next PLC                              5,395           76,641
       Novar PLC                            11,476           24,401
       Nycomed
        Amersham PLC "A"                    11,164           98,698
       P&O Princess Cruises PLC             11,447           72,409
       Pearson PLC                          12,312          122,451
       Peninsular & Oriental
        Steam Navigation Co. PLC            12,332           45,300
       Pilkington PLC                       20,386           28,820
       Provident Financial PLC               3,885           40,919
       Prudential Corp. PLC                 29,663          271,283
(2)    Railtrack Group PLC                   7,258           22,126
       Rank Group PLC                       11,036           44,998
       Reckitt Benckiser PLC                 8,278          148,511
       Reed International PLC               19,476          185,094
       Rentokil Initial PLC                 30,794          125,322
       Reuters Group PLC                    22,139          117,434
       Rexam PLC                             7,482           48,469
       Rio Tinto PLC                        16,605          304,481
       RMC Group PLC                         4,624           46,271
       Rolls Royce PLC                      22,639           55,902
       Royal Bank of Scotland
        Group PLC                           41,559        1,178,243
       Royal Sun Alliance
        Industries Group PLC                22,266           81,792
       Safeway PLC                          17,403           74,739
       Sage Group PLC                       20,461  $        52,863
       Schroders PLC                         2,680           23,918
       Scottish & Southern
        Energy PLC                          13,085          129,442
       Scottish Newcastle
        Breweries PLC                       11,369          105,361
       Scottish Power PLC                   27,862          149,808
       Serco Group PLC                       9,643           29,538
       Severn Trent PLC                      6,011           66,243
       Shell Transport &
        Trading Co. PLC                    149,074        1,124,763
       Signet Group PLC                     30,914           44,646
       Slough Estates PLC                    7,368           40,777
       Smith & Nephew PLC                   14,952           82,958
       Smiths Group PLC                      8,843          114,840
       Spirent PLC                          14,878           19,617
       SSL International PLC                 4,550           24,803
       Stagecoach Holdings PLC              22,950           21,952
       Tate & Lyle PLC                       7,802           41,741
       Taylor Woodrow PLC                   10,062           27,607
       Tesco PLC                           105,233          382,554
       3i Group PLC                          9,474           98,847
       Unilever PLC                         41,887          381,800
       United Business
        Media PLC                            6,060           40,181
       United Utilities PLC                  8,811           82,059
       Vodafone Group PLC                1,052,069        1,443,228
       Whitebread PLC                        5,511           51,451
       Wolseley PLC                          9,005           91,277
       WPP Group PLC                        17,912          151,254
                                                    ---------------
                                                         25,420,600
                                                    ---------------
UNITED STATES--1.25%
(3)    iShares MSCI EAFE
         Index Fund                         10,328        1,224,384
                                                    ---------------
                                                          1,224,384
                                                    ---------------
TOTAL COMMON STOCKS
  (Cost: $115,857,609)                                   96,457,549
                                                    ---------------
-------------------------------------------------------------------
PREFERRED STOCKS--0.40%
-------------------------------------------------------------------
AUSTRALIA--0.14%
  News Corp. Ltd. (The)                     30,583          140,431
                                                    ---------------
                                                            140,431
                                                    ---------------
GERMANY--0.23%
       Henkel KGaA                           1,015           70,871
       Hugo Boss AG                            843           15,610
       Porsche AG                              136           64,806
(1)    Prosieben Satellite Media AG          1,594           16,167
       Volkswagen AG                         1,739           56,504
                                                    ---------------
                                                            223,958
                                                    ---------------
ITALY--0.03%
       IntesaBci SpA - RNC                  14,106           31,205
                                                    ---------------
                                                             31,205
                                                    ---------------
TOTAL PREFERRED STOCKS
  (Cost: $522,324)                                          395,594
                                                    ---------------

                                       165

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
SHORT TERM INSTRUMENTS 5.68%
-------------------------------------------------------------------
       Barclays Global Investors
        Funds Institutional Money
        Market Fund, Institutional
        Shares                           4,460,215  $     4,460,215
       Dreyfus Money
        Market Fund                        172,080          172,080
       Goldman Sachs Financial
        Square Prime Obligation
        Fund                               169,832          169,832
       Providian Temp Cash
        Money Market Fund                  760,399          760,399
                                                    ---------------
TOTAL SHORT TERM INSTRUMENTS
       (Cost: $5,562,526)                                 5,562,526
                                                    ---------------
TOTAL INVESTMENTS
IN SECURITIES--104.48%
       (Cost $121,942,459)                              102,415,669
Other Assets, Less Liabilities--(4.48%)                  (4,389,025)
                                                    ---------------
NET ASSETS--100.00%                                 $    98,026,644
                                                    ===============

(1)    Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees.
(3)    Non-controlled affiliated issuer. See Note 2.

                 See accompanying notes to financial statements.

S&P 500 INDEX
MASTER PORTFOLIO

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
COMMON STOCKS--99.38%
-------------------------------------------------------------------
ADVERTISING--0.22%
       Interpublic Group of
        Companies Inc.                     108,757  $     2,692,823
       Omnicom Group Inc.                   53,258        2,439,216
(1)    TMP Worldwide Inc.                   31,712          681,808
                                                    ---------------
                                                          5,813,847
                                                    ---------------
AEROSPACE/DEFENSE--1.76%
       Boeing Co. (The)                    238,807       10,746,315
       General Dynamics Corp.               57,421        6,106,723
       Goodrich Corp.                       29,030          793,100
       Lockheed Martin Corp.               128,309        8,917,475
       Northrop Grumman Corp.               32,114        4,014,250
       Raytheon Co.                        113,363        4,619,542
       Rockwell Collins Inc.                52,044        1,427,046
       United Technologies Corp.           134,616        9,140,426
                                                    ---------------
                                                         45,764,877
                                                    ---------------
AIRLINES--0.19%
(1)    AMR Corp.                            44,160          744,538
       Delta Air Lines Inc.                 35,083          701,660
       Southwest Airlines Co.              219,686        3,550,126
                                                    ---------------
                                                          4,996,324
                                                    ---------------
APPAREL--0.31%
(1)    Jones Apparel Group Inc.             36,664        1,374,900
       Liz Claiborne Inc.                   30,363          965,543
       Nike Inc. "B"                        76,419        4,099,879
(1)    Reebok International Ltd.            16,938          499,671
       VF Corp.                             31,348        1,229,155
                                                    ---------------
                                                          8,169,148
                                                    ---------------
AUTO MANUFACTURERS--0.72%
       Ford Motor Company                  516,056        8,256,896
       General Motors Corp. "A"            159,670        8,534,361
       Navistar
        International Corp.                 17,214          550,848
       PACCAR Inc.                          32,973        1,463,672
                                                    ---------------
                                                         18,805,777
                                                    ---------------
AUTO PARTS & EQUIPMENT--0.26%
       Cooper Tire & Rubber Co.             20,819          427,830
       Dana Corp.                           42,295          783,726
       Delphi Automotive
        Systems Corp.                      159,678        2,107,750
       Goodyear Tire &
        Rubber Co. (The)                    46,485          869,734
       TRW Inc.                             36,275        2,066,949
       Visteon Corp.                        37,234          528,723
                                                    ---------------
                                                          6,784,712
                                                    ---------------
BANKS--8.20%
       AmSouth Bancorp                     102,952        2,304,066
       Bank of America Corp.               438,223       30,833,370
       Bank of
        New York Co. Inc. (The)            207,228        6,993,945
       Bank One Corp.                      334,151       12,858,130
       BB&T Corp.                          136,432        5,266,275
       Charter One Financial Inc.           63,985        2,199,804
       Comerica Inc.                        50,167        3,080,254
       Fifth Third Bancorp                 167,648       11,173,739
       First Tennessee
        National Corp.                      36,095        1,382,438
       FleetBoston
        Financial Corp.                    298,062        9,642,306
       Golden West
        Financial Corp.                     44,081  $     3,031,891
       Huntington
        Bancshares Inc.                     70,388        1,366,935
       JP Morgan Chase & Co.               566,802       19,225,924
       KeyCorp                             121,264        3,310,507
       Marshall & Ilsley Corp.              60,412        1,868,543
       Mellon Financial Corp.              125,552        3,946,099
       National City Corp.                 173,350        5,763,887
       Northern Trust Corp.                 63,119        2,781,023
       PNC Financial
        Services Group (The)                80,850        4,226,838
       Regions Financial Corp.              65,294        2,295,084
       SouthTrust Corp.                     98,702        2,578,096
       State Street Corp.                   92,593        4,138,907
       SunTrust Banks Inc.                  81,486        5,518,232
       Synovus Financial Corp.              84,068        2,313,551
       U.S. Bancorp                        544,233       12,707,841
       Union Planters Corp.                 57,701        1,867,781
       Wachovia Corp.                      389,628       14,875,997
       Washington Mutual Inc.              277,356       10,292,681
       Wells Fargo & Co.                   487,003       24,379,370
       Zions Bancorporation                 26,124        1,361,060
                                                    ---------------
                                                        213,584,574
                                                    ---------------
BEVERAGES--3.21%
       Anheuser-Busch
        Companies Inc.                     249,528       12,476,400
       Brown-Forman Corp. "B"               19,447        1,341,843
       Coca-Cola Co. (The)                 707,077       39,596,312
       Coca-Cola Enterprises Inc.          127,168        2,807,869
       Coors (Adolf) Company "B"            10,270          639,821
       Pepsi Bottling Group Inc.            80,449        2,477,829
       PepsiCo Inc.                        503,343       24,261,133
                                                    ---------------
                                                         83,601,207
                                                    ---------------
BIOTECHNOLOGY--0.80%
(1)    Amgen Inc.                          295,784       12,387,434
(1)    Biogen Inc.                          42,282        1,751,743
(1)    Chiron Corp.                         54,093        1,912,188
(1)    Genzyme Corp. -
        General Division                    60,879        1,171,312
(1)    Immunex Corp.                       157,169        3,511,155
                                                    ---------------
                                                         20,733,832
                                                    ---------------
BUILDING MATERIALS--0.25%
(1)    American Standard
        Companies Inc.                      20,662        1,551,716
       Masco Corp.                         137,759        3,734,646
       Vulcan Materials Co.                 28,873        1,264,637
                                                    ---------------
                                                          6,550,999
                                                    ---------------
CHEMICALS--1.49%
       Air Products &
        Chemicals Inc.                      64,681        3,264,450
       Ashland Inc.                         19,753          799,996
       Dow Chemical Co. (The)              258,402        8,883,861
       Du Pont (E.I.) de
        Nemours & Co.                      282,747       12,553,967
       Eastman Chemical Co.                 22,004        1,031,988
       Engelhard Corp.                      36,889        1,044,696
       Great Lakes Chemical Corp.           14,288          378,489
(1)    Hercules Inc.                        31,041          360,076
       PPG Industries Inc.                  48,048        2,974,171
       Praxair Inc.                         46,505        2,649,390
       Rohm & Haas Co. "A"                  62,893        2,546,538
       Sherwin-Williams Co. (The)           43,451        1,300,488
       Sigma-Aldrich Corp.                  20,836        1,044,925
                                                    ---------------
                                                         38,833,035
                                                    ---------------

                                       167

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
COMMERCIAL SERVICES--1.10%
(1)    Apollo Group Inc. "A"                49,162  $     1,937,966
       Block (H & R) Inc.                   52,241        2,410,922
(1)    Cendant Corp.                       296,952        4,715,598
(1)    Concord EFS Inc.                    145,338        4,380,487
(1)    Convergys Corp.                      49,223          958,864
       Deluxe Corp.                         18,054          702,120
       Donnelley (R.R.) & Sons Co.          32,246          888,377
       Ecolab Inc.                          36,714        1,697,288
       Equifax Inc.                         41,218        1,112,886
       McKesson Corp.                       81,833        2,675,939
       Moody's Corp.                        43,927        2,185,368
       Paychex Inc.                        106,785        3,341,303
(1)    Quintiles
        Transnational Corp.                 33,793          422,075
(1)    Robert Half
        International Inc.                  50,151        1,168,518
                                                    ---------------
                                                         28,597,711
                                                    ---------------
COMPUTERS--4.73%
(1)    Apple Computer Inc.                 101,262        1,794,363
(1)    Cisco Systems Inc.                2,084,319       29,076,250
(1)    Computer Sciences Corp.              48,646        2,325,279
(1)    Dell Computer Corp.                 738,960       19,316,414
       Electronic Data
        Systems Corp.                      136,370        5,066,145
(1)    EMC Corp.                           632,963        4,778,871
(1)    Gateway Inc.                         92,246          409,572
       Hewlett-Packard Co.                 859,511       13,133,328
       International Business
        Machines Corp.                     487,348       35,089,056
(1)    Lexmark
        International Inc. "A"              36,936        2,009,318
(1)    NCR Corp.                            28,036          970,046
(1)    Network Appliance Inc.               95,043        1,182,335
(1)    Palm Inc.                           164,909          290,240
(1)    Sun Microsystems Inc.               924,163        4,630,057
(1)    Unisys Corp.                         91,623          824,607
(1)    Veritas Software Corp.              116,493        2,305,396
                                                    ---------------
                                                        123,201,277
                                                    ---------------
COSMETICS/PERSONAL CARE--2.51%
       Alberto-Culver Co. "B"               16,449          786,262
       Avon Products Inc.                   67,313        3,516,431
       Colgate-Palmolive Co.               155,758        7,795,688
       Gillette Co. (The)                  300,853       10,189,891
       International Flavors &
        Fragrances Inc.                     26,830          871,707
       Kimberly-Clark Corp.                147,717        9,158,454
       Procter & Gamble Co.                369,979       33,039,125
                                                    ---------------
                                                         65,357,558
                                                    ---------------
DISTRIBUTION/WHOLESALE--0.31%
(1)    Costco Wholesale Corp.              129,265        4,992,214
       Genuine Parts Co.                    49,605        1,729,726
       Grainger (W.W.) Inc.                 26,657        1,335,516
                                                    ---------------
                                                          8,057,456
                                                    ---------------
DIVERSIFIED FINANCIAL SERVICES--6.44%
       American Express Co.                378,609       13,751,079
       Bear Stearns
        Companies Inc. (The)                28,375        1,736,550
       Capital One
        Financial Corp.                     62,594        3,821,364
       Citigroup Inc.                    1,465,290       56,779,988
       Countrywide Credit
        Industries Inc.                     35,185  $     1,697,676
       Fannie Mae                          283,887       20,936,666
       Franklin Resources Inc.              74,558        3,179,153
       Freddie Mac                         197,856       12,108,787
       Household
        International Inc.                 129,964        6,459,211
       Lehman Brothers
        Holdings Inc.                       69,475        4,343,577
       MBNA Corp.                          242,491        8,019,177
       Merrill Lynch & Co. Inc.            245,589        9,946,354
       Morgan Stanley Dean
        Witter & Co.                       313,614       13,510,491
       Providian Financial Corp.            82,198          483,324
       Schwab
        (Charles) Corp. (The)              390,394        4,372,413
       SLM Corp.                            44,221        4,285,015
       Stilwell Financial Inc.              63,301        1,152,078
       T. Rowe Price Group Inc.             35,224        1,158,165
                                                    ---------------
                                                        167,741,068
                                                    ---------------
ELECTRIC--2.68%
(1)    AES Corp. (The)                     152,106          824,415
       Allegheny Energy Inc.                35,728          919,996
       Ameren Corp.                         41,093        1,767,410
       American Electric
        Power Co. Inc.                      96,474        3,860,889
(1)    Calpine Corp.                       106,447          748,322
       Cinergy Corp.                        47,563        1,711,792
       CMS Energy Corp.                     38,374          421,347
       Consolidated Edison Inc.             60,536        2,527,378
       Constellation
        Energy Group Inc.                   46,697        1,370,090
       Dominion Resources Inc.              78,739        5,212,522
       DTE Energy Co.                       47,443        2,117,856
       Duke Energy Corp.                   236,234        7,346,877
(1)    Edison International                 92,753        1,576,801
       Entergy Corp.                        63,848        2,709,709
       Exelon Corp.                         91,670        4,794,341
       FirstEnergy Corp.                    84,732        2,828,354
       FPL Group Inc.                       50,107        3,005,919
(1)    Mirant Corp.                        114,436          835,383
       NiSource Inc.                        59,078        1,289,673
(1)    PG&E Corp.                          110,858        1,983,250
       Pinnacle West
        Capital Corp.                       24,143          953,648
       PPL Corp.                            41,889        1,385,688
       Progress Energy Inc.                 62,982        3,275,694
       Public Service
        Enterprise Group Inc.               58,710        2,542,143
       Reliant Energy Inc.                  86,419        1,460,481
       Southern Co.                        200,557        5,495,262
       TECO Energy Inc.                     43,817        1,084,471
       TXU Corp.                            75,811        3,908,057
       Xcel Energy Inc.                    112,218        1,881,896
                                                    ---------------
                                                         69,839,664
                                                    ---------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.35%
(1)    American Power
        Conversion Corp.                    55,787          704,590
       Emerson Electric Co.                119,850        6,413,174
       Molex Inc.                           55,093        1,847,268
(1)    Power-One Inc.                       22,520          140,074
                                                    ---------------
                                                          9,105,106
                                                    ---------------
ELECTRONICS--0.60%
(1)    Agilent
        Technologies Inc.                  132,164        3,125,679

                                       168

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
       Applera Corp. - Applied
        Biosystems Group                    60,462  $     1,178,404
(1)    Jabil Circuit Inc.                   56,239        1,187,205
       Johnson Controls Inc.                25,226        2,058,694
       Millipore Corp.                      13,759          440,013
       Parker Hannifin Corp.                33,509        1,601,395
       PerkinElmer Inc.                     35,791          395,491
(1)    Sanmina-SCI Corp.                   149,198          941,439
(1)    Solectron Corp.                     234,270        1,440,761
       Symbol Technologies Inc.             65,276          554,846
(1)    Tektronix Inc.                       25,969          485,880
(1)    Thermo Electron Corp.                49,065          809,573
       Thomas & Betts Corp.                 16,596          308,686
(1)    Waters Corp.                         37,399          998,553
                                                    ---------------
                                                         15,526,619
                                                    ---------------
ENGINEERING & CONSTRUCTION--0.03%
       Fluor Corp.                          22,933          893,240
                                                    ---------------
                                                            893,240
                                                    ---------------
ENTERTAINMENT--0.06%
(1)    International Game
         Technology                         25,650        1,454,355
                                                     --------------
                                                          1,454,355
                                                     --------------
ENVIRONMENTAL CONTROL--0.20%
(1)    Allied Waste Industries Inc.         56,125          538,800
       Waste Management Inc.               175,953        4,583,576
                                                    ---------------
                                                          5,122,376
                                                    ---------------
FOOD--2.40%
       Albertson's Inc.                    115,775        3,526,507
       Archer-Daniels-
        Midland Co.                        185,483        2,372,328
       Campbell Soup Co.                   116,778        3,230,079
       ConAgra Foods Inc.                  152,937        4,228,708
       General Mills Inc.                  104,291        4,597,147
       Heinz (H.J.) Co.                     99,740        4,099,314
       Hershey Foods Corp.                  38,857        2,428,563
       Kellogg Co.                         116,466        4,176,471
(1)    Kroger Co.                          226,071        4,498,813
(1)    Safeway Inc.                        137,588        4,016,194
       Sara Lee Corp.                      223,334        4,609,614
       SUPERVALU Inc.                       37,909          929,908
       Sysco Corp.                         188,848        5,140,443
       Unilever NV - NY Shares             162,719       10,544,191
       Winn-Dixie Stores Inc.               40,017          623,865
       Wrigley (William Jr.) Co.            64,151        3,550,758
                                                    ---------------
                                                         62,572,903
                                                    ---------------
FOREST PRODUCTS & PAPER--0.65%
       Boise Cascade Corp.                  16,570          572,162
       Georgia-Pacific Corp.                65,552        1,611,268
       International Paper Co.             137,475        5,991,160
       Louisiana-Pacific Corp.              29,769          315,254
       MeadWestvaco Corp.                   56,887        1,909,128
       Plum Creek Timber Co. Inc.           52,574        1,614,022
       Temple-Inland Inc.                   15,077          872,355
       Weyerhaeuser Co.                     62,190        3,970,832
                                                    ---------------
                                                         16,856,181
                                                    ---------------
GAS--0.14%
       KeySpan Corp.                        40,062        1,508,334
       Nicor Inc.                           12,604          576,633
       Peoples Energy Corp.                 10,096          368,100
       Sempra Energy                        58,454  $     1,293,587
                                                    ---------------
                                                          3,746,654
                                                    ---------------
HAND/MACHINE TOOLS--0.10%
       Black & Decker Corp.                 22,899        1,103,732
       Snap-On Inc.                         16,561          491,696
       Stanley Works (The)                  24,273          995,436
                                                    ---------------
                                                          2,590,864
                                                    ---------------
HEALTH CARE--4.50%
       Aetna Inc.                           41,542        1,992,770
       Bard (C.R.) Inc.                     14,974          847,229
       Bausch & Lomb Inc.                   15,348          519,530
       Baxter International Inc.           171,122        7,606,373
       Becton Dickinson & Co.               73,543        2,533,556
       Biomet Inc.                          76,292        2,069,039
(1)    Boston Scientific Corp.             115,575        3,388,659
(1)    Guidant Corp.                        87,105        2,633,184
       HCA Inc.                            146,337        6,951,008
(1)    Health Management
        Associates Inc. "A"                 68,692        1,384,144
(1)    HEALTHSOUTH Corp.                   112,024        1,432,787
(1)    Humana Inc.                          48,176          752,991
       Johnson & Johnson                   857,243       44,799,519
(1)    Manor Care Inc.                      28,556          656,788
       Medtronic Inc.                      345,624       14,809,988
(1)    St. Jude Medical Inc.                25,084        1,852,453
(1)    Stryker Corp.                        56,180        3,006,192
(1)    Tenet Healthcare Corp.               92,769        6,637,622
       UnitedHealth Group Inc.              87,664        8,025,639
(1)    WellPoint Health
        Networks Inc.                       41,284        3,212,308
(1)    Zimmer Holdings Inc.                 55,286        1,971,499
                                                    ---------------
                                                        117,083,278
                                                    ---------------
HOME BUILDERS--0.11%
       Centex Corp.                         17,426        1,007,049
       KB HOME                              14,618          752,973
       Pulte Homes Inc.                     17,330          996,128
                                                    ---------------
                                                          2,756,150
                                                    ---------------
HOME FURNISHINGS--0.14%
       Leggett & Platt Inc.                 55,805        1,305,837
       Maytag Corp.                         22,075          941,499
       Whirlpool Corp.                      19,343        1,264,258
                                                    ---------------
                                                          3,511,594
                                                    ---------------
HOUSEHOLD PRODUCTS/WARES--0.40%
       American Greetings
        Corp. "A"                           18,547          308,993
       Avery Dennison Corp.                 31,272        1,962,318
       Clorox Co.                           65,576        2,711,568
       Fortune Brands Inc.                  42,750        2,394,000
       Newell Rubbermaid Inc.               75,996        2,664,420
       Tupperware Corp.                     16,584          344,781
                                                    ---------------
                                                         10,386,080
                                                    ---------------
INSURANCE--4.79%
       ACE Ltd.                             74,646        2,358,814
       AFLAC Inc.                          147,488        4,719,616
       Allstate Corp. (The)                201,960        7,468,481
       Ambac
        Financial Group Inc.                30,172        2,027,558
       American International
        Group Inc.                         743,853       50,753,090
       AON Corp.                            77,437        2,282,843
       Chubb Corp.                          48,805        3,455,394
       CIGNA Corp.                          40,105        3,907,029
       Cincinnati Financial Corp.           46,193        2,149,360

                                       169

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
(1)    Conseco Inc.                         98,502  $       197,004
       Hancock (John)
        Financial Services Inc.             83,830        2,950,816
       Hartford Financial
        Services Group Inc.                 70,439        4,189,007
       Jefferson-Pilot Corp.                42,764        2,009,908
       Lincoln National Corp.               53,240        2,236,080
       Loews Corp.                          53,815        2,851,657
       Marsh & McLennan
        Companies Inc.                      77,955        7,530,453
       MBIA Inc.                            42,050        2,377,087
       MetLife Inc.                        200,825        5,783,760
       MGIC Investment Corp.                30,089        2,040,034
       Progressive Corp. (The)              62,620        3,622,567
       SAFECO Corp.                         36,384        1,123,902
       St. Paul Companies Inc.              59,305        2,308,151
       Torchmark Corp.                      34,566        1,320,421
       UNUMProvident Corp.                  69,157        1,760,046
       XL Capital Ltd. "A"                  38,574        3,267,218
                                                    ---------------
                                                        124,690,296
                                                    ---------------
IRON/STEEL--0.09%
       Allegheny
        Technologies Inc.                   22,939          362,436
       Nucor Corp.                          22,214        1,444,799
       United States Steel Corp.            28,818          573,190
                                                    ---------------
                                                          2,380,425
                                                    ---------------
LEISURE TIME--0.43%
       Brunswick Corp.                      25,633          717,724
       Carnival Corp. "A"                  166,965        4,623,261
       Harley-Davidson Inc.                 86,166        4,417,731
(1)    Sabre Holdings Corp.                 41,131        1,472,490
                                                    ---------------
                                                         11,231,206
                                                    ---------------
LODGING--0.28%
(1)    Harrah's
        Entertainment Inc.                  32,644        1,447,761
       Hilton Hotels Corp.                 105,484        1,466,228
       Marriott International
        Inc. "A"                            69,136        2,630,625
       Starwood Hotels &
        Resorts Worldwide Inc.              56,757        1,866,738
                                                    ---------------
                                                          7,411,352
                                                    ---------------
MACHINERY--0.53%
       Caterpillar Inc.                     97,900        4,792,205
       Cummins Inc.                         11,786          390,117
       Deere & Co.                          67,678        3,241,776
       Dover Corp.                          57,725        2,020,375
       Ingersoll-Rand Co. "A"               48,104        2,196,429
(1)    McDermott
        International Inc.                  17,941          145,322
       Rockwell
        International Corp.                 52,773        1,054,405
                                                    ---------------
                                                         13,840,629
                                                    ---------------
MANUFACTURERS--5.00%
       3M Co.                              110,841       13,633,443
       Cooper Industries Ltd. "A"           26,492        1,041,136
       Crane Co.                            17,013          431,790
       Danaher Corp.                        42,979        2,851,657
       Eastman Kodak Co.                    82,977        2,420,439
       Eaton Corp.                          19,985        1,453,909
       General Electric Co.              2,829,129       82,186,197
       Honeywell
        International Inc.                 232,761  $     8,200,170
       Illinois Tool Works Inc.             87,155        5,952,687
       ITT Industries Inc.                  25,835        1,823,951
       Pall Corp.                           34,940          725,005
       Textron Inc.                         39,827        1,867,886
       Tyco International Ltd.             568,478        7,680,138
                                                    ---------------
                                                        130,268,408
                                                    ---------------
MEDIA--3.23%
(1)    AOL Time Warner Inc.              1,267,617       18,646,646
(1)    Clear Channel
        Communications Inc.                174,418        5,584,864
(1)    Comcast Corp. "A"                   269,248        6,418,872
       Dow Jones & Co. Inc.                 23,978        1,161,734
       Gannett Co. Inc.                     75,902        5,760,962
       Knight Ridder Inc.                   23,715        1,492,859
       McGraw-Hill
        Companies Inc. (The)                55,229        3,297,171
       Meredith Corp.                       14,122          541,579
       New York Times Co. "A"               43,134        2,221,401
       Tribune Co.                          85,704        3,728,124
(1)    Univision
        Communications Inc.                 65,173        2,046,432
(1)    Viacom Inc. "B"                     503,191       22,326,585
       Walt Disney Co. (The)               580,917       10,979,331
                                                    ---------------
                                                         84,206,560
                                                    ---------------
METAL FABRICATE/HARDWARE--0.02%
       Worthington
        Industries Inc.                     24,323          440,246
                                                    ---------------
                                                            440,246
                                                    ---------------
MINING--0.82%
       Alcan Inc.                           91,447        3,431,091
       Alcoa Inc.                          241,027        7,990,045
       Barrick Gold Corp.                  154,027        2,924,973
(1)    Freeport-McMoRan
        Copper & Gold Inc.                  41,082          733,314
(1)    Inco Ltd.                            51,879        1,174,541
       Newmont Mining Corp.                111,519        2,936,295
       Phelps Dodge Corp.                   25,256        1,040,547
       Placer Dome Inc.                     93,914        1,052,776
                                                    ---------------
                                                         21,283,582
                                                    ---------------
OFFICE/BUSINESS EQUIPMENT--0.16%
       Pitney Bowes Inc.                    68,502        2,720,899
(1)    Xerox Corp.                         204,969        1,428,634
                                                    ---------------
                                                          4,149,533
                                                    ---------------
OIL & GAS PRODUCERS--7.01%
       Amerada Hess Corp.                   25,328        2,089,560
       Anadarko
        Petroleum Corp.                     70,693        3,485,165
       Apache Corp.                         40,894        2,350,587
       Burlington
        Resources Inc.                      57,265        2,176,070
       ChevronTexaco Corp.                 303,892       26,894,442
       Conoco Inc.                         178,407        4,959,715
       Devon Energy Corp.                   44,507        2,193,305
       EOG Resources Inc.                   33,035        1,311,490
       Exxon Mobil Corp.                 1,930,736       79,005,717
       Kerr-McGee Corp.                     28,543        1,528,478
       Kinder Morgan Inc.                   34,771        1,321,993
       Marathon Oil Corp.                   88,168        2,391,116
       Nabors Industries Ltd.               41,030        1,448,359
       Noble Corp.                          38,277        1,477,492
       Occidental
        Petroleum Corp.                    106,740        3,201,133

                                       170

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
       Phillips Petroleum Co.              108,981  $     6,416,801
(1)    Rowan Companies Inc.                 26,736          573,487
       Royal Dutch
        Petroleum Co. -
        NY Shares                          604,668       33,420,000
       Sunoco Inc.                          21,715          773,705
       Transocean Sedco
        Forex Inc.                          90,868        2,830,538
       Unocal Corp.                         69,636        2,572,354
                                                    ---------------
                                                        182,421,507
                                                    ---------------
OIL & GAS SERVICES--0.55%
       Baker Hughes Inc.                    96,034        3,196,972
(1)    BJ Services Co.                      44,594        1,510,845
       Halliburton Co.                     124,019        1,976,863
       Schlumberger Ltd.                   164,292        7,639,578
                                                    ---------------
                                                         14,324,258
                                                    ---------------
PACKAGING & CONTAINERS--0.13%
       Ball Corp.                           16,169          670,690
       Bemis Co.                            15,072          715,920
(1)    Pactiv Corp.                         45,020        1,071,476
(1)    Sealed Air Corp.                     23,893          962,171
                                                    ---------------
                                                          3,420,257
                                                    ---------------
PHARMACEUTICALS--7.98%
       Abbott Laboratories                 444,283       16,727,255
       Allergan Inc.                        36,795        2,456,066
       AmerisourceBergen Corp.              29,858        2,269,208
       Bristol-Myers Squibb Co.            551,816       14,181,671
       Cardinal Health Inc.                128,586        7,896,466
(1)    Forest Laboratories Inc. "A"         50,857        3,600,676
(1)    King Pharmaceuticals Inc.            70,599        1,570,828
       Lilly (Eli) and Co.                 320,048       18,050,707
(1)    MedImmune Inc.                       71,195        1,879,548
       Merck & Co. Inc.                    644,859       32,655,660
       Pfizer Inc.                       1,777,773       62,222,055
       Pharmacia Corp.                     368,131       13,786,506
       Schering-Plough Corp.               417,381       10,267,573
(1)    Watson
        Pharmaceuticals Inc.                30,318          766,136
       Wyeth                               377,569       19,331,533
                                                    ---------------
                                                        207,661,888
                                                    ---------------
PIPELINES--0.19%
       Dynegy Inc. "A"                     102,833          740,398
       El Paso Corp.                       164,159        3,383,317
       Williams Companies Inc.             146,989          880,464
                                                    ---------------
                                                          5,004,179
                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS--0.29%
       Equity Office
        Properties Trust                   118,665        3,571,817
       Equity Residential
        Properties Trust                    78,170        2,247,388
       Simon Property Group Inc.            50,084        1,845,095
                                                    ---------------
                                                          7,664,300
                                                    ---------------
RETAIL--7.62%
(1)    AutoZone Inc.                        30,022        2,320,670
(1)    Bed Bath & Beyond Inc.               83,108        3,136,496
(1)    Best Buy Co. Inc.                    91,261        3,312,774
       Big Lots Inc.                        33,009          649,617
       Circuit City Stores Inc.-
        Circuit City Group                  59,740        1,120,125
       CVS Corp.                           111,577  $     3,414,256
       Darden Restaurants Inc.              49,303        1,217,784
       Dillards Inc. "A"                    23,974          630,276
       Dollar General Corp.                 94,759        1,803,264
       Family Dollar Stores Inc.            49,276        1,736,979
(1)    Federated Department
        Stores Inc.                         57,257        2,273,103
       Gap Inc. (The)                      246,753        3,503,893
       Home Depot Inc.                     670,404       24,623,939
(1)    Kohls Corp.                          95,683        6,705,465
       Limited Inc. (The)                  147,715        3,146,330
       Lowe's Companies Inc.               221,136       10,039,574
       May Department
        Stores Co. (The)                    81,491        2,683,499
       McDonald's Corp.                    362,113       10,302,115
       Nordstrom Inc.                       38,322          867,993
(1)    Office Depot Inc.                    87,781        1,474,721
       Penney (J.C.) Co. Inc. (The)         76,101        1,675,744
       RadioShack Corp.                     49,490        1,487,669
       Sears, Roebuck and Co.               89,764        4,874,185
(1)    Staples Inc.                        133,099        2,622,050
(1)    Starbucks Corp.                     109,907        2,731,189
       Target Corp.                        258,141        9,835,172
       Tiffany & Co.                        41,477        1,459,990
       TJX Companies Inc.                  153,662        3,013,312
(1)    Toys R Us Inc.                       59,907        1,046,575
       Walgreen Co.                        291,347       11,254,735
       Wal-Mart Stores Inc.              1,266,288       69,658,503
       Wendy's International Inc.           32,623        1,299,374
       Yum! Brands Inc.                     84,396        2,468,583
                                                    ---------------
                                                        198,389,954
                                                    ---------------
SEMICONDUCTORS--3.24%
(1)    Advanced Micro Devices Inc.          97,208          944,862
(1)    Altera Corp.                        109,385        1,487,636
(1)    Analog Devices Inc.                 103,905        3,085,979
(1)    Applied Materials Inc.              466,314        8,869,292
(1)    Applied Micro Circuits Corp.         85,219          403,086
(1)    Broadcom Corp. "A"                   76,455        1,341,021
       Intel Corp.                       1,903,400       34,775,118
(1)    KLA-Tencor Corp.                     53,839        2,368,378
       Linear Technology Corp.              90,359        2,839,983
(1)    LSI Logic Corp.                     105,316          921,515
(1)    Maxim Integrated Products Inc.       91,929        3,523,639
(1)    Micron Technology Inc.              171,248        3,462,635
(1)    National Semiconductor Corp.         51,022        1,488,312
(1)    Novellus Systems Inc.                41,332        1,405,288
(1)    NVIDIA Corp.                         42,575          731,439
(1)    PMC-Sierra Inc.                      47,351          438,944
(1)    QLogic Corp.                         26,456        1,007,974
(1)    Teradyne Inc.                        52,064        1,223,504
       Texas Instruments Inc.              493,756       11,702,017
(1)    Vitesse
        Semiconductor Corp.                 57,169          177,796
(1)    Xilinx Inc.                          95,516        2,142,424
                                                    ---------------
                                                         84,340,842
                                                    ---------------
SOFTWARE--5.22%
       Adobe Systems Inc.                   68,261        1,945,439
       Autodesk Inc.                        32,653          432,652
       Automatic Data Processing Inc.      176,545        7,688,535
(1)    BMC Software Inc.                    69,119        1,147,375
(1)    Citrix Systems Inc.                  51,813          312,951

                                       171

SECURITY                                    SHARES            VALUE
-------------------------------------------------------------------
       Computer Associates
        International Inc.                 164,693  $     2,616,972
(1)    Compuware Corp.                     106,296          645,217
       First Data Corp.                    217,683        8,097,808
(1)    Fiserv Inc.                          54,442        1,998,566
       IMS Health Inc.                      82,197        1,475,436
(1)    Intuit Inc.                          60,243        2,995,282
(1)    Mercury Interactive Corp.            23,824          546,999
(1)    Microsoft Corp.                   1,541,698       84,330,881
(1)    Novell Inc.                         103,225          331,352
(1)    Oracle Corp.                      1,563,264       14,804,110
(1)    Parametric Technology Corp.          74,246          254,664
(1)    PeopleSoft Inc.                      88,406        1,315,481
(1)    Rational Software Corp.              55,340          454,341
(1)    Siebel Systems Inc.                 134,819        1,917,126
(1)    Yahoo! Inc.                         170,210        2,512,300
                                                    ---------------
                                                        135,823,487
                                                    ---------------
TELECOMMUNICATION EQUIPMENT--0.90%
(1)    ADC Telecommunications Inc.         226,100          517,769
(1)    Andrew Corp.                         27,922          400,122
(1)    Avaya Inc.                          102,817          508,944
(1)    CIENA Corp.                         122,591          513,656
(1)    Comverse Technology Inc.             53,189          492,530
(1)    JDS Uniphase Corp.                  387,621        1,034,948
(1)    Lucent Technologies Inc.            975,487        1,619,308
       Motorola Inc.                       646,462        9,321,982
       Nortel Networks Corp.             1,092,378        1,583,948
(1)    QUALCOMM Inc.                       219,115        6,023,471
       Scientific-Atlanta Inc.              44,587          733,456
(1)    Tellabs Inc.                        116,969          725,208
                                                    ---------------
                                                         23,475,342
                                                    ---------------
TELECOMMUNICATIONS--1.56%
(1)    AT&T Wireless Services Inc.         770,421        4,506,963
(1)    Citizens Communications Co.          80,226          670,689
       Corning Inc.                        270,506          960,296
(1)    Nextel Communications Inc. "A"      231,989          744,685
       Qwest Communications
        International Inc.                 477,389        1,336,689
(1)    Sprint Corp. (PCS Group)            282,553        1,263,012
       Verizon Communications Inc.         775,201       31,124,320
                                                    ---------------
                                                         40,606,654
                                                    ---------------
TELEPHONE--2.51%
       Alltel Corp.                         88,520        4,160,440
       AT&T Corp.                        1,081,406       11,571,044
       BellSouth Corp.                     533,628       16,809,282
       CenturyTel Inc.                      40,241        1,187,110
       SBC Communications Inc.             950,895       29,002,297
       Sprint Corp.
        (FON Group)                        253,678        2,691,524
                                                    ---------------
                                                         65,421,697
                                                    ---------------
TEXTILES--0.09%
       Cintas Corp.                         48,356  $     2,390,237
                                                    ---------------
                                                          2,390,237
                                                    ---------------
TOBACCO--1.08%
       Philip Morris
        Companies Inc.                     609,098       26,605,401
       UST Inc.                             48,085        1,634,890
                                                    ---------------
                                                         28,240,291
                                                    ---------------
TOYS/GAMES/HOBBIES--0.13%
       Hasbro Inc.                          49,282          668,264
       Mattel Inc.                         124,196        2,618,052
                                                    ---------------
                                                          3,286,316
                                                    ---------------
TRANSPORTATION--0.65%
       Burlington Northern
        Santa Fe Corp.                     109,040        3,271,200
       CSX Corp.                            60,456        2,118,983
(1)    FedEx Corp.                          84,955        4,536,597
       Norfolk Southern Corp.              110,483        2,583,093
       Union Pacific Corp.                  71,698        4,537,049
                                                    ---------------
                                                         17,046,922
                                                    ---------------
TRUCKING & LEASING--0.02%
       Ryder System Inc.                    17,627          477,515
                                                    ---------------
                                                            477,515
                                                    ---------------
TOTAL COMMON STOCKS
 (Cost: $2,875,906,437)                               2,587,936,349
                                                    ---------------

                                         SHARES OR
                                       FACE AMOUNT
-------------------------------------------------------------------
SHORT TERM INSTRUMENTS--2.31%
       Barclays Global Investors
        Funds Institutional
        Money Market Fund,
        Institutional Shares            39,152,356       39,152,356
       Dreyfus Money
        Market Fund                      1,593,085        1,593,085
       General Electric
        Commercial Paper
        1.78%,    07/09/02           $   9,500,000        9,500,000
       Goldman Sachs
        Financial Square Prime
        Obligation Fund                    170,019          170,019
       Providian Temp Cash
        Money Market Fund                7,165,422        7,165,422
(2)(3) U.S. Treasury Bill
       1.68%,    09/26/02            $   2,500,000        2,489,970
                                                    ---------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $60,070,746)                                     60,070,852
                                                    ---------------
TOTAL INVESTMENTS
IN SECURITIES--101.69%
 (Cost $2,935,977,183)                                2,648,007,201
Other Assets, Less Liabilities
 --(1.69%)                                              (44,023,515)
                                                    ---------------
NET ASSETS--100.00%                                 $ 2,603,983,686
                                                    ===============

(1) Non-income earning securities.
(2) Yield to Maturity.
(3) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

                 See accompanying notes to financial statements.

U.S. EQUITY INDEX
MASTER PORTFOLIO

                                                              VALUE
-------------------------------------------------------------------
MASTER PORTFOLIOS--100.02%
-------------------------------------------------------------------
Extended Index Master Portfolio                     $    93,458,601
S&P 500 Index Master Portfolio                          342,045,231
                                                    ---------------
TOTAL MASTER PORTFOLIOS                                 435,503,832
                                                    ---------------
TOTAL INVESTMENTS--100.02%                              435,503,832
Other Assets Less Liabilities--(0.02%)                      (82,477)
                                                    ---------------
NET ASSETS--100.00%                                 $   435,421,355
                                                    ===============

                 See accompanying notes to financial statements.

                        [THE VANTAGEPOINT(R) FUNDS LOGO]


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